                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                FORM P1154 4/00

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2013, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is May 1, 2013.

TABLE OF CONTENTS

THE COMPANY........................................................................................................... B-3

THE SEPARATE ACCOUNT.................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT.................................................................... B-3

THE CONTRACTS......................................................................................................... B-3
   Transfer of Annuity Units.......................................................................................... B-3
   Net Investment Factor.............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS............................................................................... B-4

CALCULATION OF PERFORMANCE DATA....................................................................................... B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and the Dreyfus Variable
     Investment Fund -- Money Market Portfolio........................................................................ B-5
   Other Subaccounts.................................................................................................. B-6
   Other Performance Data............................................................................................. B-7

TAX MATTERS........................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company............................................................ B-7
   IRS Required Distributions......................................................................................... B-7

GENERAL PROVISIONS.................................................................................................... B-8
   Using the Contracts as Collateral.................................................................................. B-8
   The Beneficiary.................................................................................................... B-8
   Non-Participating.................................................................................................. B-8
   Misstatement of Age or Gender...................................................................................... B-8
   Incontestability................................................................................................... B-8
   Statement of Values................................................................................................ B-8
   Trust as Owner or Beneficiary...................................................................................... B-8
   Written Notice..................................................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS......................................................... B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY............................................................. B-9

EXPERTS............................................................................................................... B-9

FINANCIAL STATEMENTS.................................................................................................. B-9

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment and financial solutions to more than 15 million customers, with a presence in more than 25 countries. In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market.

  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our variable annuity, variable life insurance, group variable annuities offered through retirement plans and other products. Our other products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreement backed notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities. On May 1, 2008, we discontinued the sales of variable life insurance policies. We continue to service existing policies.

We also have Corporate and Other activities, which include interest and other debt financing expenses, other corporate income and expenses not allocated to the segments.

We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon 180 days' advance written notice.

DWS VARIABLE SERIES II. The agreement may be terminated by the parties upon three months' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon 180 days' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days', advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

JPMORGAN INSURANCE TRUST. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. The agreement may be terminated by the parties upon one year advance written notice.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties on six months' advance written notice.

WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio or will be lower than the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

Goldman Sachs Variable Insurance Trust -- Money Market Fund

Current Yield: -1.56% as of December 31, 2012
Effective Yield: -1.55% as of December 31, 2012

Dreyfus Variable Investment Fund -- Money Market Portfolio

Current Yield: -1.56% as of December 31, 2012
Effective Yield: -1.55% as of December 31, 2012

PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for the Guaranteed Minimum Withdrawal

       Benefit for Life Rider (equal to an annual effective rate of 2.00% of the daily net assets in the Separate Account).

   (5) Standardized total return considers the charges for the Earnings Protector Death Benefit Rider Option (equal to an annualized rate of 0.30% of your Contract Value deducted on your contract anniversary).

   (6) Standardized total return considers the charge for the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value deducted on your contract anniversary).

   (7) Standardized total return does not reflect the deduction of any premium taxes.

   (8) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

   The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

EXPERTS

The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2012 and 2011, and for each of the years in the three-year period ended December 31, 2012, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2012 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries dated April 8, 2013 refers to the retrospective adoption of guidance relating to the presentation of comprehensive income and a change in accounting for costs associated with acquiring and renewing insurance contracts, as well as a retrospective change in the method of accounting for the liability of future policy benefits for level premium term life insurance policies. In addition, our report refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2012

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2012

                                                                            PAGE
                                                                            ----
Report of Independent Registered Public Accounting Firm....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-19

Statements of Changes in Net Assets........................................ F-35

Notes to Financial Statements.............................................. F-66

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Capital Development Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. Government Securities Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Technology Fund -- Series I shares, Invesco V.I. Utilities Fund -- Series I shares, Invesco Van Kampen V.I. American Franchise Fund -- Series I shares, Invesco Van Kampen V.I. American Franchise Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares, Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series I shares, Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2; DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares; DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Large Cap Value VIP -- Class B Shares, Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated Capital Appreciation Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Opportunities Portfolio -- Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Growth Stock Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund; Goldman Sachs Money Market Fund -- Service Shares, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1,

JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio --
Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2012, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2012, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 10, 2013

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2012


                                             -------------------------

                                             INVESCO V.I. INVESCO V.I.
                                               CAPITAL      CAPITAL
                                             APPRECIATION DEVELOPMENT
                                               FUND --      FUND --
                               CONSOLIDATED    SERIES I     SERIES I
                                  TOTAL         SHARES       SHARES
                              -------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............ $7,803,375,846      --           --
Dividend receivable..........      1,737,674      --           --
Receivable for units sold....      3,312,066      --           --
                              --------------      --           --
       Total assets..........  7,808,425,586      --           --
                              --------------      --           --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      1,075,885      --           --
Payable for units
  withdrawn..................      8,354,497      --           --
                              --------------      --           --
       Total liabilities.....      9,430,382      --           --
                              --------------      --           --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  7,547,792,097      --           --
   Variable annuity
     contract owners in
     the annuitization
     period..................    251,203,107      --           --
                              --------------      --           --
       Net assets............ $7,798,995,204      --           --
                              ==============      ==           ==
Investments in
  securities at cost......... $7,301,944,438      --           --
                              ==============      ==           ==
Shares outstanding...........                     --           --
                                                  ==           ==

                               AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              -------------------------------------------------------------------------------------------
                                                                                                             INVESCO VAN
                              INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.                            KAMPEN V.I.
                                  CORE     GLOBAL REAL   GOVERNMENT  INTERNATIONAL INVESCO V.I. INVESCO V.I.  AMERICAN
                                 EQUITY       ESTATE     SECURITIES     GROWTH      TECHNOLOGY   UTILITIES    FRANCHISE
                                FUND --      FUND --      FUND --       FUND --      FUND --      FUND --      FUND --
                                SERIES I    SERIES II     SERIES I     SERIES II     SERIES I     SERIES I    SERIES I
                                 SHARES       SHARES       SHARES       SHARES        SHARES       SHARES      SHARES
                              ------------ ------------ ------------ ------------- ------------ ------------ -----------
ASSETS:
Investments at fair
  value (note 2b)............  10,364,281    241,143       3,613      56,722,165      1,241        3,545      7,206,414
Dividend receivable..........          --         --          --              --         --           --             --
Receivable for units sold....          --         --          --              --         --           --          3,188
                               ----------    -------       -----      ----------      -----        -----      ---------
       Total assets..........  10,364,281    241,143       3,613      56,722,165      1,241        3,545      7,209,602
                               ----------    -------       -----      ----------      -----        -----      ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       1,309         35          --           7,825         --           --            899
Payable for units
  withdrawn..................         330        432           1          70,646         --           --             --
                               ----------    -------       -----      ----------      -----        -----      ---------
       Total liabilities.....       1,639        467           1          78,471         --           --            899
                               ----------    -------       -----      ----------      -----        -----      ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  10,362,642    202,521       3,612      54,603,017      1,241        3,545      7,208,703
   Variable annuity
     contract owners in
     the annuitization
     period..................          --     38,155          --       2,040,677         --           --             --
                               ----------    -------       -----      ----------      -----        -----      ---------
       Net assets............  10,362,642    240,676       3,612      56,643,694      1,241        3,545      7,208,703
                               ==========    =======       =====      ==========      =====        =====      =========
Investments in
  securities at cost.........   8,622,419    205,334       3,504      50,251,053        880        3,976      7,383,209
                               ==========    =======       =====      ==========      =====        =====      =========
Shares outstanding...........     343,871     15,959         291       1,911,124         74          219        198,633
                               ==========    =======       =====      ==========      =====        =====      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                          AIM VARIABLE INSURANCE FUNDS
                                 (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                          ------------------------------------------------------------- -----------------
                          INVESCO VAN             INVESCO VAN INVESCO VAN  INVESCO VAN
                          KAMPEN V.I. INVESCO VAN KAMPEN V.I. KAMPEN V.I.  KAMPEN V.I.
                           AMERICAN   KAMPEN V.I.   EQUITY      MID CAP       VALUE     ALLIANCEBERNSTEIN
                           FRANCHISE   COMSTOCK   AND INCOME    GROWTH    OPPORTUNITIES  BALANCED WEALTH
                            FUND --     FUND --     FUND --     FUND --      FUND --        STRATEGY
                           SERIES II   SERIES II   SERIES II   SERIES I     SERIES II     PORTFOLIO --
                            SHARES      SHARES      SHARES      SHARES       SHARES          CLASS B
                          ----------- ----------- ----------- ----------- ------------- -----------------
ASSETS:
Investments at fair
 value (note 2b)......... $5,711,736  35,371,692  13,779,220     2,004      7,417,709      20,477,181
Dividend receivable......         --          --          --        --             --              --
Receivable for units sold         --          --       2,139        --         11,704              --
                          ----------  ----------  ----------     -----      ---------      ----------
    Total assets.........  5,711,736  35,371,692  13,781,359     2,004      7,429,413      20,477,181
                          ----------  ----------  ----------     -----      ---------      ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        703       4,505       2,211        --            953           2,986
Payable for units
 withdrawn...............      1,236       8,353          --        --             --          11,921
                          ----------  ----------  ----------     -----      ---------      ----------
    Total liabilities....      1,939      12,858       2,211        --            953          14,907
                          ----------  ----------  ----------     -----      ---------      ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  5,709,797  35,336,225  13,042,888     2,004      7,428,460      18,684,607
 Variable annuity
   contract owners in
   the annuitization
   period................         --      22,609     736,260        --             --       1,777,667
                          ----------  ----------  ----------     -----      ---------      ----------
    Net assets........... $5,709,797  35,358,834  13,779,148     2,004      7,428,460      20,462,274
                          ==========  ==========  ==========     =====      =========      ==========
Investments in
 securities at cost...... $4,112,335  30,927,214  11,937,385     1,943      8,315,270      18,475,058
                          ==========  ==========  ==========     =====      =========      ==========
Shares outstanding.......    160,668   2,675,620     915,563       511      1,049,181       1,705,011
                          ==========  ==========  ==========     =====      =========      ==========

                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ------------------------------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                               GROWTH            INCOME             VALUE            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........     3,574,305        48,866,572        82,924,404        11,221,695
Dividend receivable......            --                --                --                --
Receivable for units sold            --                --                --                --
                              ---------        ----------        ----------        ----------
    Total assets.........     3,574,305        48,866,572        82,924,404        11,221,695
                              ---------        ----------        ----------        ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           445             6,113            11,569             1,425
Payable for units
 withdrawn...............         1,191             5,762           331,078             7,511
                              ---------        ----------        ----------        ----------
    Total liabilities....         1,636            11,875           342,647             8,936
                              ---------        ----------        ----------        ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     3,572,669        48,790,140        79,099,312        11,212,759
 Variable annuity
   contract owners in
   the annuitization
   period................            --            64,557         3,482,445                --
                              ---------        ----------        ----------        ----------
    Net assets...........     3,572,669        48,854,697        82,581,757        11,212,759
                              =========        ==========        ==========        ==========
Investments in
 securities at cost......     3,389,005        45,677,786        85,206,289         8,912,593
                              =========        ==========        ==========        ==========
Shares outstanding.......       217,680         2,365,275         6,458,287           369,378
                              =========        ==========        ==========        ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                              AMERICAN
                          ALLIANCEBERNSTEIN   CENTURY
                          VARIABLE PRODUCTS   VARIABLE
                          SERIES FUND, INC.  PORTFOLIOS
                             (CONTINUED)      II, INC.     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                          ----------------- ------------ ----------------------------------------------

                          ALLIANCEBERNSTEIN
                              SMALL CAP     VP INFLATION VP INCOME &      VP
                               GROWTH        PROTECTION    GROWTH    INTERNATIONAL VP ULTRA(R) VP VALUE
                            PORTFOLIO --      FUND --      FUND --      FUND --      FUND --   FUND --
                               CLASS B        CLASS II     CLASS I      CLASS I      CLASS I   CLASS I
                          ----------------- ------------ ----------- ------------- ----------- --------
ASSETS:
Investments at fair
 value (note 2b).........    $13,367,685     84,640,129    83,739      1,033,522     53,847     88,683
Dividend receivable......             --             --        --             --         --         --
Receivable for units sold          5,482        120,892        --             --         --         --
                             -----------     ----------    ------      ---------     ------     ------
    Total assets.........     13,373,167     84,761,021    83,739      1,033,522     53,847     88,683
                             -----------     ----------    ------      ---------     ------     ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          1,653         11,968        11            149          8         10
Payable for units
 withdrawn...............             --             --        --          1,121          1         --
                             -----------     ----------    ------      ---------     ------     ------
    Total liabilities....          1,653         11,968        11          1,270          9         10
                             -----------     ----------    ------      ---------     ------     ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     13,371,514     81,205,212    83,728        880,958     53,838     88,673
 Variable annuity
   contract owners in
   the annuitization
   period................             --      3,543,841        --        151,294         --         --
                             -----------     ----------    ------      ---------     ------     ------
    Net assets...........    $13,371,514     84,749,053    83,728      1,032,252     53,838     88,673
                             ===========     ==========    ======      =========     ======     ======
Investments in
 securities at cost......    $11,854,165     78,298,646    78,292        962,083     45,106     90,922
                             ===========     ==========    ======      =========     ======     ======
Shares outstanding.......        728,087      7,035,755    12,136        115,736      4,986     13,602
                             ===========     ==========    ======      =========     ======     ======




                                    BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ----------------------------------------------------------
                                              BLACKROCK     BLACKROCK    BLACKROCK
                             BLACKROCK         GLOBAL       LARGE CAP      VALUE
                          BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                              FUND --          FUND --       FUND --   V.I. FUND --
                             CLASS III        CLASS III     CLASS III    CLASS III
                               SHARES          SHARES        SHARES       SHARES
                          ---------------- --------------- ----------- -------------
ASSETS:
Investments at fair
 value (note 2b).........    11,533,657      430,834,618    3,231,854   10,386,929
Dividend receivable......            --               --           --           --
Receivable for units sold            --               --           27           --
                             ----------      -----------    ---------   ----------
    Total assets.........    11,533,657      430,834,618    3,231,881   10,386,929
                             ----------      -----------    ---------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         1,473           65,146          402        1,302
Payable for units
 withdrawn...............         1,973          110,566           --          318
                             ----------      -----------    ---------   ----------
    Total liabilities....         3,446          175,712          402        1,620
                             ----------      -----------    ---------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    11,530,211      402,959,200    3,231,479   10,376,472
 Variable annuity
   contract owners in
   the annuitization
   period................            --       27,699,706           --        8,837
                             ----------      -----------    ---------   ----------
    Net assets...........    11,530,211      430,658,906    3,231,479   10,385,309
                             ==========      ===========    =========   ==========
Investments in
 securities at cost......    10,869,052      408,892,048    3,097,052    9,483,719
                             ==========      ===========    =========   ==========
Shares outstanding.......       905,311       30,044,255      281,275      653,266
                             ==========      ===========    =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                         DWS
                           COLUMBIA FUNDS VARIABLE    VARIABLE
                              INSURANCE TRUST I       SERIES I   DWS VARIABLE SERIES II                  DREYFUS
                          -------------------------- ----------- ---------------------- ---------------------------
                                         COLUMBIA
                            COLUMBIA     VARIABLE
                            VARIABLE   PORTFOLIO --              DWS DREMAN     DWS        DREYFUS       DREYFUS
                          PORTFOLIO --    MARSICO    DWS CAPITAL SMALL MID     LARGE      INVESTMENT     VARIABLE
                            MARSICO    INTERNATIONAL   GROWTH    CAP VALUE   CAP VALUE    PORTFOLIOS    INVESTMENT
                             GROWTH    OPPORTUNITIES   VIP --      VIP --     VIP --     MIDCAP STOCK    FUND --
                            FUND --       FUND --      CLASS B    CLASS B     CLASS B    PORTFOLIO --  MONEY MARKET
                            CLASS 1       CLASS 2      SHARES      SHARES     SHARES    INITIAL SHARES  PORTFOLIO
                          ------------ ------------- ----------- ----------  ---------  -------------- ------------
ASSETS:
Investments at fair
 value (note 2b)......... $25,965,116   53,362,908      6,116      50,536     71,825        83,169       688,192
Dividend receivable......          --           --         --          --         --            --            --
Receivable for units sold          --           --         --          --         --            --            --
                          -----------   ----------      -----      ------     ------        ------       -------
    Total assets.........  25,965,116   53,362,908      6,116      50,536     71,825        83,169       688,192
                          -----------   ----------      -----      ------     ------        ------       -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       3,251        7,215          1           6         11            10           189
Payable for units
 withdrawn...............      10,576       98,407          1           1         --            --             1
                          -----------   ----------      -----      ------     ------        ------       -------
    Total liabilities....      13,827      105,622          2           7         11            10           190
                          -----------   ----------      -----      ------     ------        ------       -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  25,951,289   51,885,398      6,114      50,529     71,814        83,159       688,002
 Variable annuity
   contract owners in
   the annuitization
   period................          --    1,371,888         --          --         --            --            --
                          -----------   ----------      -----      ------     ------        ------       -------
    Net assets........... $25,951,289   53,257,286      6,114      50,529     71,814        83,159       688,002
                          ===========   ==========      =====      ======     ======        ======       =======
Investments in
 securities at cost...... $20,822,487   52,606,326      5,973      50,823     71,788        82,360       688,103
                          ===========   ==========      =====      ======     ======        ======       =======
Shares outstanding.......   1,170,127    3,447,216        287       3,954      5,764         5,304       688,192
                          ===========   ==========      =====      ======     ======        ======       =======

                                                           FEDERATED
                                           EATON VANCE     INSURANCE
                                          VARIABLE TRUST     SERIES
                          ------------------------------- ------------


                           THE DREYFUS                     FEDERATED
                             SOCIALLY                       CAPITAL
                           RESPONSIBLE                    APPRECIATION
                              GROWTH                       FUND II --
                          FUND, INC. --  VT FLOATING-RATE   PRIMARY
                          INITIAL SHARES   INCOME FUND       SHARES
                          -------------- ---------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........   3,850,963       64,155,911     9,361,283
Dividend receivable......          --          228,809            --
Receivable for units sold         160           14,568            --
                            ---------       ----------     ---------
    Total assets.........   3,851,123       64,399,288     9,361,283
                            ---------       ----------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         473            8,889         1,097
Payable for units
 withdrawn...............          --               --        28,539
                            ---------       ----------     ---------
    Total liabilities....         473            8,889        29,636
                            ---------       ----------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   3,850,650       62,257,013     9,331,647
 Variable annuity
   contract owners in
   the annuitization
   period................          --        2,133,386            --
                            ---------       ----------     ---------
    Net assets...........   3,850,650       64,390,399     9,331,647
                            =========       ==========     =========
Investments in
 securities at cost......   3,326,988       63,210,013     8,864,708
                            =========       ==========     =========
Shares outstanding.......     115,853        6,781,809     1,497,805
                            =========       ==========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    FEDERATED INSURANCE SERIES (CONTINUED)
                              --------------------------------------------------- ------------

                              FEDERATED HIGH FEDERATED HIGH FEDERATED              VIP ASSET
                               INCOME BOND    INCOME BOND    KAUFMANN  FEDERATED  MANAGER/SM/
                                FUND II --     FUND II --   FUND II --  MANAGED   PORTFOLIO --
                                 PRIMARY        SERVICE      SERVICE   VOLATILITY   INITIAL
                                  SHARES         SHARES       SHARES    FUND II      CLASS
                              -------------- -------------- ---------- ---------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  $23,765,636     39,982,661   21,195,374 8,753,212   60,160,031
Dividend receivable..........           --             --           --        --           --
Receivable for units sold....           --             --           --        --           --
                               -----------     ----------   ---------- ---------   ----------
       Total assets..........   23,765,636     39,982,661   21,195,374 8,753,212   60,160,031
                               -----------     ----------   ---------- ---------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        2,840          5,020        2,633     1,017        6,023
Payable for units
  withdrawn..................       17,191          3,470        7,057       476       39,406
                               -----------     ----------   ---------- ---------   ----------
       Total liabilities.....       20,031          8,490        9,690     1,493       45,429
                               -----------     ----------   ---------- ---------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   23,745,605     39,969,094   21,185,684 8,749,278   60,048,464
   Variable annuity
     contract owners in
     the annuitization
     period..................           --          5,077           --     2,441       66,138
                               -----------     ----------   ---------- ---------   ----------
       Net assets............  $23,745,605     39,974,171   21,185,684 8,751,719   60,114,602
                               ===========     ==========   ========== =========   ==========
Investments in
  securities at cost.........  $22,042,355     36,922,350   18,767,249 8,297,693   57,486,557
                               ===========     ==========   ========== =========   ==========
Shares outstanding...........    3,314,594      5,607,666    1,433,088   915,608    3,965,724
                               ===========     ==========   ========== =========   ==========

                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              -------------------------------------------------------------------
                                                                                    VIP DYNAMIC
                               VIP ASSET       VIP                         VIP        CAPITAL
                              MANAGER/SM/    BALANCED        VIP      CONTRAFUND(R) APPRECIATION
                              PORTFOLIO -- PORTFOLIO -- CONTRAFUND(R) PORTFOLIO --  PORTFOLIO --
                                SERVICE      SERVICE    PORTFOLIO --     SERVICE      SERVICE
                                CLASS 2      CLASS 2    INITIAL CLASS    CLASS 2      CLASS 2
                              ------------ ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  12,839,238   75,119,530   123,481,819   267,821,011   2,111,123
Dividend receivable..........          --           --            --            --          --
Receivable for units sold....          --           --            --            --          --
                               ----------   ----------   -----------   -----------   ---------
       Total assets..........  12,839,238   75,119,530   123,481,819   267,821,011   2,111,123
                               ----------   ----------   -----------   -----------   ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       1,912       11,555        14,335        36,175         263
Payable for units
  withdrawn..................       1,251        9,819        67,100       165,114           1
                               ----------   ----------   -----------   -----------   ---------
       Total liabilities.....       3,163       21,374        81,435       201,289         264
                               ----------   ----------   -----------   -----------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  12,744,162   70,780,499   123,292,108   258,681,741   2,110,859
   Variable annuity
     contract owners in
     the annuitization
     period..................      91,913    4,317,657       108,276     8,937,981          --
                               ----------   ----------   -----------   -----------   ---------
       Net assets............  12,836,075   75,098,156   123,400,384   267,619,722   2,110,859
                               ==========   ==========   ===========   ===========   =========
Investments in
  securities at cost.........  11,979,752   69,393,705   112,927,668   246,522,361   1,806,224
                               ==========   ==========   ===========   ===========   =========
Shares outstanding...........     860,539    4,837,059     4,670,265    10,300,808     214,763
                               ==========   ==========   ===========   ===========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                                      FIDELITY(R) VARIABLE
                                                                              INSURANCE PRODUCTS FUND (CONTINUED)
                              ---------------------------------------------------------------------------------------------
                                                             VIP          VIP                         VIP
                                            VIP EQUITY-    GROWTH &     GROWTH &        VIP         GROWTH         VIP
                               VIP EQUITY-     INCOME       INCOME       INCOME       GROWTH     OPPORTUNITIES    GROWTH
                                 INCOME     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- OPPORTUNITIES PORTFOLIO --  PORTFOLIO --
                              PORTFOLIO --    SERVICE      INITIAL      SERVICE    PORTFOLIO --     SERVICE      INITIAL
                              INITIAL CLASS   CLASS 2       CLASS       CLASS 2    INITIAL CLASS    CLASS 2       CLASS
                              ------------- ------------ ------------ ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............ $100,507,375  135,774,508   23,159,263   14,615,710    9,642,225    29,276,857    59,930,584
Dividend receivable..........           --           --           --           --           --            --            --
Receivable for units sold....       92,424           --           --           --       28,049           467            --
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
       Total assets..........  100,599,799  135,774,508   23,159,263   14,615,710    9,670,274    29,277,324    59,930,584
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       11,315       18,418        2,732        1,833        1,128         4,061         6,570
Payable for units
  withdrawn..................           --      140,432       44,017       10,329           --            --        19,627
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
       Total liabilities.....       11,315      158,850       46,749       12,162        1,128         4,061        26,197
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  100,457,024  131,451,536   23,099,975   14,603,548    9,643,203    27,920,569    59,880,565
   Variable annuity
     contract owners in
     the annuitization
     period..................      131,460    4,164,122       12,539           --       25,943     1,352,694        23,822
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
       Net assets............ $100,588,484  135,615,658   23,112,514   14,603,548    9,669,146    29,273,263    59,904,387
                              ============  ===========   ==========   ==========    =========    ==========    ==========
Investments in
  securities at cost......... $105,742,138  135,398,523   20,606,566   12,942,319    7,600,518    27,403,714    49,321,121
                              ============  ===========   ==========   ==========    =========    ==========    ==========
Shares outstanding...........    5,040,490    6,920,209    1,587,338    1,018,516      442,304     1,355,410     1,425,222
                              ============  ===========   ==========   ==========    =========    ==========    ==========


                              ---------------------------------------
                                               VIP          VIP
                                  VIP         GROWTH     INVESTMENT
                                 GROWTH       STOCK      GRADE BOND
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                SERVICE      SERVICE      SERVICE
                                CLASS 2      CLASS 2      CLASS 2
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  17,689,107   38,820,116  142,295,964
Dividend receivable..........          --           --           --
Receivable for units sold....       2,345           --      216,485
                               ----------   ----------  -----------
       Total assets..........  17,691,452   38,820,116  142,512,449
                               ----------   ----------  -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       2,240        5,477       20,091
Payable for units
  withdrawn..................          --        6,983           --
                               ----------   ----------  -----------
       Total liabilities.....       2,240       12,460       20,091
                               ----------   ----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  17,689,212   36,781,435  136,445,649
   Variable annuity
     contract owners in
     the annuitization
     period..................          --    2,026,221    6,046,709
                               ----------   ----------  -----------
       Net assets............  17,689,212   38,807,656  142,492,358
                               ==========   ==========  ===========
Investments in
  securities at cost.........  14,756,171   35,591,022  142,987,319
                               ==========   ==========  ===========
Shares outstanding...........     424,810    2,469,473   11,125,564
                               ==========   ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -------------------------------------------------------- ---------------


                                  VIP            VIP           VIP        VIP VALUE
                                MID CAP        MID CAP       OVERSEAS     STRATEGIES   FRANKLIN INCOME
                              PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --    SECURITIES
                                INITIAL        SERVICE       INITIAL       SERVICE         FUND --
                                 CLASS         CLASS 2        CLASS        CLASS 2     CLASS 2 SHARES
                              ------------   ------------  ------------  ------------  ---------------
ASSETS:
Investments at fair
  value (note 2b)............   $27,118      170,633,685    23,496,526    4,495,803      541,704,584
Dividend receivable..........        --               --            --           --               --
Receivable for units sold....        --               --            --           --               --
                                -------      -----------    ----------    ---------      -----------
       Total assets..........    27,118      170,633,685    23,496,526    4,495,803      541,704,584
                                -------      -----------    ----------    ---------      -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         2           22,432         2,598          568           87,840
Payable for units
  withdrawn..................        --          179,996        15,929          765          855,754
                                -------      -----------    ----------    ---------      -----------
       Total liabilities.....         2          202,428        18,527        1,333          943,594
                                -------      -----------    ----------    ---------      -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    27,116      166,323,505    23,430,830    4,494,470      508,560,941
   Variable annuity
     contract owners in
     the annuitization
     period..................        --        4,107,752        47,169           --       32,200,049
                                -------      -----------    ----------    ---------      -----------
       Net assets............   $27,116      170,431,257    23,477,999    4,494,470      540,760,990
                                =======      ===========    ==========    =========      ===========
Investments in
  securities at cost.........   $23,746      166,091,331    24,443,100    3,934,598      539,368,698
                                =======      ===========    ==========    =========      ===========
Shares outstanding...........       888        5,691,584     1,460,319      402,129       35,945,891
                                =======      ===========    ==========    =========      ===========

                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                              -------------------------------------------------------------------
                               FRANKLIN
                              LARGE CAP                                    TEMPLETON  TEMPLETON
                                GROWTH   FRANKLIN TEMPLETON                 FOREIGN    FOREIGN
                              SECURITIES    VIP FOUNDING    MUTUAL SHARES  SECURITIES SECURITIES
                               FUND --    FUNDS ALLOCATION    SECURITIES    FUND --    FUND --
                               CLASS 2        FUND --          FUND --      CLASS 1    CLASS 2
                                SHARES     CLASS 2 SHARES   CLASS 2 SHARES   SHARES     SHARES
                              ---------- ------------------ -------------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............  332,271      106,227,904       20,500,144   10,000,344 1,691,508
Dividend receivable..........       --               --               --           --        --
Receivable for units sold....       --               --               --           --        --
                               -------      -----------       ----------   ---------- ---------
       Total assets..........  332,271      106,227,904       20,500,144   10,000,344 1,691,508
                               -------      -----------       ----------   ---------- ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       40           16,502            2,591        1,191       248
Payable for units
  withdrawn..................       --           58,149          510,026        1,123     3,040
                               -------      -----------       ----------   ---------- ---------
       Total liabilities.....       40           74,651          512,617        2,314     3,288
                               -------      -----------       ----------   ---------- ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  332,231       94,125,991       19,875,101    9,998,030 1,422,395
   Variable annuity
     contract owners in
     the annuitization
     period..................       --       12,027,262          112,426           --   265,825
                               -------      -----------       ----------   ---------- ---------
       Net assets............  332,231      106,153,253       19,987,527    9,998,030 1,688,220
                               =======      ===========       ==========   ========== =========
Investments in
  securities at cost.........  326,889       98,949,835       17,973,819    9,564,695 1,636,223
                               =======      ===========       ==========   ========== =========
Shares outstanding...........   20,511       12,482,715        1,190,485      683,551   117,711
                               =======      ===========       ==========   ========== =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                FRANKLIN TEMPLETON
                                VARIABLE INSURANCE
                                  PRODUCTS TRUST
                                   (CONTINUED)                                      GE INVESTMENTS FUNDS, INC.
                              ---------------------- -----------------------------------------------------------------
                              TEMPLETON
                                GLOBAL    TEMPLETON
                                 BOND       GROWTH   CORE VALUE            INTERNATIONAL MID-CAP
                              SECURITIES  SECURITIES   EQUITY    INCOME       EQUITY     EQUITY
                               FUND --     FUND --    FUND --    FUND --      FUND --    FUND -- MONEY  PREMIER GROWTH
                               CLASS 1     CLASS 2    CLASS 1    CLASS 1      CLASS 1    CLASS 1 MARKET EQUITY FUND --
                                SHARES      SHARES     SHARES    SHARES       SHARES     SHARES   FUND  CLASS 1 SHARES
                              ----------- ---------- ---------- ---------- ------------- ------- ------ --------------
ASSETS:
Investments at fair
  value (note 2b)............ $12,384,002 13,182,264 13,565,230 38,072,418      --         --      --     30,796,195
Dividend receivable..........          --         --         --         --      --         --      --             --
Receivable for units sold....          --         --         --         --      --         --      --             --
                              ----------- ---------- ---------- ----------      --         --      --     ----------
       Total assets..........  12,384,002 13,182,264 13,565,230 38,072,418      --         --      --     30,796,195
                              ----------- ---------- ---------- ----------      --         --      --     ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       1,373      1,677      1,700      4,690      --         --      --          3,781
Payable for units
  withdrawn..................       8,991     96,781      9,043     13,291      --         --      --         34,545
                              ----------- ---------- ---------- ----------      --         --      --     ----------
       Total liabilities.....      10,364     98,458     10,743     17,981      --         --      --         38,326
                              ----------- ---------- ---------- ----------      --         --      --     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  12,373,638 12,932,279 13,554,487 38,054,437      --         --      --     30,670,787
   Variable annuity
     contract owners in
     the annuitization
     period..................          --    151,527         --         --      --         --      --         87,082
                              ----------- ---------- ---------- ----------      --         --      --     ----------
       Net assets............ $12,373,638 13,083,806 13,554,487 38,054,437      --         --      --     30,757,869
                              =========== ========== ========== ==========      ==         ==      ==     ==========
Investments in
  securities at cost......... $11,026,622 12,846,024 12,632,399 37,769,750      --         --      --     24,502,088
                              =========== ========== ========== ==========      ==         ==      ==     ==========
Shares outstanding...........     619,200  1,101,275  1,402,816  3,251,274      --         --      --        358,137
                              =========== ========== ========== ==========      ==         ==      ==     ==========




                              ------------------------


                              REAL ESTATE
                              SECURITIES
                                FUND --
                                CLASS 1   S&P 500(R)
                                SHARES    INDEX FUND
                              ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............ 64,744,458  150,734,746
Dividend receivable..........         --           --
Receivable for units sold....         --           --
                              ----------  -----------
       Total assets.......... 64,744,458  150,734,746
                              ----------  -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      8,085       18,136
Payable for units
  withdrawn..................    355,540       30,576
                              ----------  -----------
       Total liabilities.....    363,625       48,712
                              ----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 63,685,222  150,668,098
   Variable annuity
     contract owners in
     the annuitization
     period..................    695,611       17,936
                              ----------  -----------
       Net assets............ 64,380,833  150,686,034
                              ==========  ===========
Investments in
  securities at cost......... 55,705,449  129,090,381
                              ==========  ===========
Shares outstanding...........  4,879,010    5,960,251
                              ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   GE INVESTMENTS FUNDS, INC. (CONTINUED)
                              ------------------------------------------------- -----------------


                                                                                GENWORTH GENWORTH
                               SMALL-CAP                                        CALAMOS  DAVIS NY
                                EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY  GROWTH  VENTURE
                                FUND --     FUND --      FUND --      FUND --   FUND --  FUND --
                                CLASS 1     CLASS 1      CLASS 3      CLASS 1   SERVICE  SERVICE
                                SHARES       SHARES       SHARES      SHARES     SHARES   SHARES
                              ----------- ------------ ------------ ----------- -------- --------
ASSETS:
Investments at fair
  value (note 2b)............ $36,828,747 995,537,146  997,850,291  25,838,703     --       --
Dividend receivable..........          --          --           --          --     --       --
Receivable for units sold....          --          --           --          --     --       --
                              ----------- -----------  -----------  ----------     --       --
       Total assets..........  36,828,747 995,537,146  997,850,291  25,838,703     --       --
                              ----------- -----------  -----------  ----------     --       --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       4,581     134,384      157,874       3,189     --       --
Payable for units
  withdrawn..................      37,137     415,708      169,628      36,097     --       --
                              ----------- -----------  -----------  ----------     --       --
       Total liabilities.....      41,718     550,092      327,502      39,286     --       --
                              ----------- -----------  -----------  ----------     --       --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  36,787,029 962,289,955  940,737,122  25,795,668     --       --
   Variable annuity
     contract owners in
     the annuitization
     period..................          --  32,697,099   56,785,667       3,749     --       --
                              ----------- -----------  -----------  ----------     --       --
       Net assets............ $36,787,029 994,987,054  997,522,789  25,799,417     --       --
                              =========== ===========  ===========  ==========     ==       ==
Investments in
  securities at cost......... $33,255,697 924,961,369  955,334,540  23,279,314     --       --
                              =========== ===========  ===========  ==========     ==       ==
Shares outstanding...........   2,754,581  57,379,663   57,679,208     735,307     --       --
                              =========== ===========  ===========  ==========     ==       ==

                              GENWORTH VARIABLE INSURANCE TRUST
                              --------------------------------------------------
                              GENWORTH                  GENWORTH     GENWORTH
                                EATON     GENWORTH       GOLDMAN    LEGG MASON
                                VANCE     ENHANCED        SACHS     CLEARBRIDGE
                              LARGE CAP INTERNATIONAL   ENHANCED    AGGRESSIVE
                                VALUE       INDEX       CORE BOND     GROWTH
                               FUND --     FUND --    INDEX FUND --   FUND --
                               SERVICE     SERVICE       SERVICE      SERVICE
                               SHARES      SHARES        SHARES       SHARES
                              --------- ------------- ------------- -----------
ASSETS:
Investments at fair
  value (note 2b)............    --          --            --           --
Dividend receivable..........    --          --            --           --
Receivable for units sold....    --          --            --           --
                                 --          --            --           --
       Total assets..........    --          --            --           --
                                 --          --            --           --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....    --          --            --           --
Payable for units
  withdrawn..................    --          --            --           --
                                 --          --            --           --
       Total liabilities.....    --          --            --           --
                                 --          --            --           --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    --          --            --           --
   Variable annuity
     contract owners in
     the annuitization
     period..................    --          --            --           --
                                 --          --            --           --
       Net assets............    --          --            --           --
                                 ==          ==            ==           ==
Investments in
  securities at cost.........    --          --            --           --
                                 ==          ==            ==           ==
Shares outstanding...........    --          --            --           --
                                 ==          ==            ==           ==

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                GENWORTH VARIABLE
                                 INSURANCE TRUST            GOLDMAN SACHS VARIABLE
                                   (CONTINUED)                  INSURANCE TRUST
                              --------------------- --------------------------------------- ------------
                                          GENWORTH     GOLDMAN
                               GENWORTH  PYRAMIS(R)     SACHS                                 JPMORGAN
                                PIMCO    SMALL/MID    LARGE CAP    GOLDMAN      GOLDMAN      INSURANCE
                              STOCKSPLUS  CAP CORE      VALUE       SACHS     SACHS MONEY      TRUST
                               FUND --    FUND --      FUND --     MID CAP   MARKET FUND --  CORE BOND
                               SERVICE    SERVICE   INSTITUTIONAL   VALUE       SERVICE     PORTFOLIO --
                                SHARES     SHARES      SHARES       FUND         SHARES       CLASS 1
                              ---------- ---------- ------------- ---------- -------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    $--         --       9,407,488   53,861,384  204,208,461    4,551,103
Dividend receivable..........     --         --              --           --        1,044           --
Receivable for units sold....     --         --           1,696           --           --        2,591
                                 ---         --       ---------   ----------  -----------    ---------
       Total assets..........     --         --       9,409,184   53,861,384  204,209,505    4,553,694
                                 ---         --       ---------   ----------  -----------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....     --         --           1,114        6,454       26,194          661
Payable for units
  withdrawn..................     --         --              --      119,421    2,574,326           --
                                 ---         --       ---------   ----------  -----------    ---------
       Total liabilities.....     --         --           1,114      125,875    2,600,520          661
                                 ---         --       ---------   ----------  -----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     --         --       9,408,070   53,685,236  201,540,052    3,883,218
   Variable annuity
     contract owners in
     the annuitization
     period..................     --         --              --       50,273       68,933      669,815
                                 ---         --       ---------   ----------  -----------    ---------
       Net assets............    $--         --       9,408,070   53,735,509  201,608,985    4,553,033
                                 ===         ==       =========   ==========  ===========    =========
Investments in
  securities at cost.........    $--         --       9,293,912   47,507,714  204,208,461    4,292,897
                                 ===         ==       =========   ==========  ===========    =========
Shares outstanding...........     --         --         874,302    3,513,463  204,208,461      386,342
                                 ===         ==       =========   ==========  ===========    =========


                                      JPMORGAN INSURANCE TRUST
                              -----------------------------------------------------
                                             JPMORGAN      JPMORGAN     JPMORGAN
                                JPMORGAN     INSURANCE    INSURANCE    INSURANCE
                               INSURANCE       TRUST        TRUST        TRUST
                                 TRUST     INTERNATIONAL   INTREPID     INTREPID
                              EQUITY INDEX    EQUITY        GROWTH      MID CAP
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                                CLASS 1       CLASS 1      CLASS 1      CLASS 1
                              ------------ ------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  1,581,169      83,095       671,905      507,245
Dividend receivable..........         --          --            --           --
Receivable for units sold....        394          --           874           --
                               ---------      ------       -------      -------
       Total assets..........  1,581,563      83,095       672,779      507,245
                               ---------      ------       -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        243          13           104           79
Payable for units
  withdrawn..................         --           2            --          191
                               ---------      ------       -------      -------
       Total liabilities.....        243          15           104          270
                               ---------      ------       -------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  1,244,535      83,080       523,516      394,072
   Variable annuity
     contract owners in
     the annuitization
     period..................    336,785          --       149,159      112,903
                               ---------      ------       -------      -------
       Net assets............  1,581,320      83,080       672,675      506,975
                               =========      ======       =======      =======
Investments in
  securities at cost.........  1,304,624      68,822       569,837      420,591
                               =========      ======       =======      =======
Shares outstanding...........    127,514       7,899        38,176       28,854
                               =========      ======       =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     JPMORGAN INSURANCE TRUST (CONTINUED)
                              --------------------------------------------------- --------------------------
                                JPMORGAN     JPMORGAN     JPMORGAN
                               INSURANCE    INSURANCE    INSURANCE     JPMORGAN
                                 TRUST        TRUST        TRUST      INSURANCE
                                MID CAP      MID CAP     SMALL CAP    TRUST U.S.    BALANCED      BALANCED
                                 GROWTH       VALUE         CORE        EQUITY    PORTFOLIO --  PORTFOLIO --
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE
                                CLASS 1      CLASS 1      CLASS 1      CLASS 1       SHARES        SHARES
                              ------------ ------------ ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   $498,050     103,926       47,324     1,501,218    97,327,719   129,596,565
Dividend receivable..........         --          --           --            --            --            --
Receivable for units sold....         68          --           --           302            --            --
                                --------     -------       ------     ---------    ----------   -----------
       Total assets..........    498,118     103,926       47,324     1,501,520    97,327,719   129,596,565
                                --------     -------       ------     ---------    ----------   -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         78          15            6           234        11,388        18,863
Payable for units
  withdrawn..................         --           1           --            --        60,279        71,426
                                --------     -------       ------     ---------    ----------   -----------
       Total liabilities.....         78          16            6           234        71,667        90,289
                                --------     -------       ------     ---------    ----------   -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    385,158     103,910       47,318     1,163,635    97,195,268   124,025,902
   Variable annuity
     contract owners in
     the annuitization
     period..................    112,882          --           --       337,651        60,784     5,480,374
                                --------     -------       ------     ---------    ----------   -----------
       Net assets............   $498,040     103,910       47,318     1,501,286    97,256,052   129,506,276
                                ========     =======       ======     =========    ==========   ===========
Investments in
  securities at cost.........   $400,372      72,194       36,459     1,245,396    90,014,123   123,151,451
                                ========     =======       ======     =========    ==========   ===========
Shares outstanding...........     27,350      12,720        2,785        85,103     3,582,176     4,560,048
                                ========     =======       ======     =========    ==========   ===========

                                   JANUS ASPEN SERIES
                              -------------------------------------------------------


                                                           FLEXIBLE
                               ENTERPRISE    ENTERPRISE      BOND          FORTY
                              PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                              INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL
                                 SHARES        SHARES       SHARES        SHARES
                              ------------- ------------ ------------- -------------
ASSETS:
Investments at fair
  value (note 2b)............  49,317,543    4,422,786    21,711,068    41,392,712
Dividend receivable..........          --           --            --            --
Receivable for units sold....          --           --        13,134            --
                               ----------    ---------    ----------    ----------
       Total assets..........  49,317,543    4,422,786    21,724,202    41,392,712
                               ----------    ---------    ----------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       5,735          552         2,547         4,918
Payable for units
  withdrawn..................       8,792        9,914            --         7,575
                               ----------    ---------    ----------    ----------
       Total liabilities.....      14,527       10,466         2,547        12,493
                               ----------    ---------    ----------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  49,247,570    4,412,320    21,721,655    41,184,138
   Variable annuity
     contract owners in
     the annuitization
     period..................      55,446           --            --       196,081
                               ----------    ---------    ----------    ----------
       Net assets............  49,303,016    4,412,320    21,721,655    41,380,219
                               ==========    =========    ==========    ==========
Investments in
  securities at cost.........  34,568,711    3,124,818    21,303,100    29,602,677
                               ==========    =========    ==========    ==========
Shares outstanding...........   1,101,576      102,427     1,723,101     1,010,811
                               ==========    =========    ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


                                                                     JANUS ASPEN SERIES (CONTINUED)
                              -----------------------------------------------------------------------------------------------



                                                GLOBAL
                                              TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE
                                  FORTY      PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                               PORTFOLIO --    SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                              SERVICE SHARES    SHARES       SHARES        SHARES       SHARES        SHARES       SHARES
                              -------------- ------------ ------------- ------------ ------------- ------------ -------------
ASSETS:
Investments at fair
  value (note 2b)............  $52,732,573    5,799,747    49,985,070    3,889,349    50,352,045    6,305,042    51,866,239
Dividend receivable..........           --           --            --           --            --           --            --
Receivable for units sold....           --           --            --           --            --           --         7,052
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
       Total assets..........   52,732,573    5,799,747    49,985,070    3,889,349    50,352,045    6,305,042    51,873,291
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        7,195          684         5,715          488         5,890          786         5,881
Payable for units
  withdrawn..................       35,193          436        35,108       49,542        31,745       12,549            --
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
       Total liabilities.....       42,388        1,120        40,823       50,030        37,635       13,335         5,881
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   50,655,258    5,798,627    49,928,052    3,839,319    50,253,563    6,291,707    51,820,262
   Variable annuity
     contract owners in
     the annuitization
     period..................    2,034,927           --        16,195           --        60,847           --        47,148
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
       Net assets............  $52,690,185    5,798,627    49,944,247    3,839,319    50,314,410    6,291,707    51,867,410
                               ===========    =========    ==========    =========    ==========    =========    ==========
Investments in
  securities at cost.........  $43,399,368    4,447,096    40,760,781    3,009,615    53,878,615    5,087,270    49,960,256
                               ===========    =========    ==========    =========    ==========    =========    ==========
Shares outstanding...........    1,309,150      941,517     1,889,795      148,846     1,326,450      170,268     1,687,256
                               ===========    =========    ==========    =========    ==========    =========    ==========

                                              LEGG MASON PARTNERS
                                             VARIABLE EQUITY TRUST
                              --------------------------------------
                                                         LEGG MASON
                                            LEGG MASON  CLEARBRIDGE
                                           CLEARBRIDGE    VARIABLE
                                             VARIABLE      EQUITY
                               WORLDWIDE    AGGRESSIVE     INCOME
                              PORTFOLIO --    GROWTH      BUILDER
                                SERVICE    PORTFOLIO -- PORTFOLIO --
                                 SHARES      CLASS II     CLASS I
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  4,578,859    4,806,508    6,014,446
Dividend receivable..........         --           --           --
Receivable for units sold....         --           --          431
                               ---------    ---------    ---------
       Total assets..........  4,578,859    4,806,508    6,014,877
                               ---------    ---------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        576          616          722
Payable for units
  withdrawn..................      2,370          496           --
                               ---------    ---------    ---------
       Total liabilities.....      2,946        1,112          722
                               ---------    ---------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  4,575,913    4,805,396    6,014,155
   Variable annuity
     contract owners in
     the annuitization
     period..................         --           --           --
                               ---------    ---------    ---------
       Net assets............  4,575,913    4,805,396    6,014,155
                               =========    =========    =========
Investments in
  securities at cost.........  4,154,823    3,935,263    6,027,237
                               =========    =========    =========
Shares outstanding...........    151,018      255,122      518,934
                               =========    =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                  LEGG MASON
                                                                   PARTNERS
                                                                   VARIABLE
                                   LEGG MASON PARTNERS              INCOME
                            VARIABLE EQUITY TRUST (CONTINUED)       TRUST
                          -------------------------------------- ------------ ----------------
                           LEGG MASON   LEGG MASON
                          CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    WESTERN
                            VARIABLE     VARIABLE   CLEARBRIDGE     ASSET
                             EQUITY    FUNDAMENTAL    VARIABLE     VARIABLE   MFS(R) INVESTORS
                             INCOME      ALL CAP     LARGE CAP    STRATEGIC     GROWTH STOCK
                            BUILDER       VALUE        VALUE         BOND        SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS
                            CLASS II     CLASS I      CLASS I      CLASS I         SHARES
                          ------------ ------------ ------------ ------------ ----------------
ASSETS:
Investments at fair
 value (note 2b).........  $7,187,746   6,254,918    10,199,275   14,577,684     8,668,139
Dividend receivable......          --          --            --           --            --
Receivable for units sold          --          --            --          174         4,069
                           ----------   ---------    ----------   ----------     ---------
    Total assets.........   7,187,746   6,254,918    10,199,275   14,577,858     8,672,208
                           ----------   ---------    ----------   ----------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,158         806         1,208        1,733         1,098
Payable for units
 withdrawn...............       6,061       2,825           902           --            --
                           ----------   ---------    ----------   ----------     ---------
    Total liabilities....       7,219       3,631         2,110        1,733         1,098
                           ----------   ---------    ----------   ----------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   6,830,457   6,251,287    10,180,485   14,576,125     8,671,110
 Variable annuity
   contract owners in
   the annuitization
   period................     350,070          --        16,680           --            --
                           ----------   ---------    ----------   ----------     ---------
    Net assets...........  $7,180,527   6,251,287    10,197,165   14,576,125     8,671,110
                           ==========   =========    ==========   ==========     =========
Investments in
 securities at cost......  $7,153,843   6,267,381     8,725,171   13,847,123     6,812,901
                           ==========   =========    ==========   ==========     =========
Shares outstanding.......     618,035     304,080       661,861    1,408,472       726,583
                           ==========   =========    ==========   ==========     =========




                                          MFS(R) VARIABLE INSURANCE TRUST
                          -------------------------------------------------------------------------------



                          MFS(R) INVESTORS  MFS(R) NEW   MFS(R) STRATEGIC MFS(R) TOTAL
                               TRUST         DISCOVERY        INCOME         RETURN     MFS(R) UTILITIES
                             SERIES --       SERIES --      SERIES --       SERIES --      SERIES --
                           SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                               SHARES         SHARES          SHARES         SHARES          SHARES
                          ---------------- ------------- ---------------- ------------- ----------------
ASSETS:
Investments at fair
 value (note 2b).........    7,265,696      21,104,794        72,647       60,575,391      26,150,899
Dividend receivable......           --              --            --               --              --
Receivable for units sold           --              --            --               --              --
                             ---------      ----------        ------       ----------      ----------
    Total assets.........    7,265,696      21,104,794        72,647       60,575,391      26,150,899
                             ---------      ----------        ------       ----------      ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          915           2,604             9            9,436           3,297
Payable for units
 withdrawn...............          121           2,601            --            3,612           9,520
                             ---------      ----------        ------       ----------      ----------
    Total liabilities....        1,036           5,205             9           13,048          12,817
                             ---------      ----------        ------       ----------      ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    7,264,660      21,099,589        72,638       58,023,954      26,138,082
 Variable annuity
   contract owners in
   the annuitization
   period................           --              --            --        2,538,389              --
                             ---------      ----------        ------       ----------      ----------
    Net assets...........    7,264,660      21,099,589        72,638       60,562,343      26,138,082
                             =========      ==========        ======       ==========      ==========
Investments in
 securities at cost......    5,543,263      20,527,703        66,103       56,663,822      23,489,130
                             =========      ==========        ======       ==========      ==========
Shares outstanding.......      318,951       1,406,049         7,046        3,059,363         958,259
                             =========      ==========        ======       ==========      ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------------------------------------------------------------------
                                                                                                    OPPENHEIMER
                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER   GLOBAL
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL     STRATEGIC  OPPENHEIMER
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES    INCOME    HIGH INCOME
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE NON-SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES
                          ----------- ----------- ------------ ------------ ----------- ----------- ----------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... $14,990,288 30,644,185   34,465,618   6,169,301   17,199,747  87,912,782   7,194,671      --
Dividend receivable......          --         --           --          --           --          --          --      --
Receivable for units sold      46,823     90,487           --          --           --          --          --      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
    Total assets.........  15,037,111 30,734,672   34,465,618   6,169,301   17,199,747  87,912,782   7,194,671      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,681      4,845        3,910         765        2,027      11,665         840      --
Payable for units
 withdrawn...............          --         --       19,667      44,564        4,929     142,274         152      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
    Total liabilities....       1,681      4,845       23,577      45,329        6,956     153,939         992      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  15,035,430 29,200,771   34,423,056   6,123,972   17,187,216  85,715,074   7,168,867      --
 Variable annuity
   contract owners in
   the annuitization
   period................          --  1,529,056       18,985          --        5,575   2,043,769      24,812      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
    Net assets........... $15,035,430 30,729,827   34,442,041   6,123,972   17,192,791  87,758,843   7,193,679      --
                          =========== ==========   ==========   =========   ==========  ==========   =========      ==
Investments in
 securities at cost...... $16,724,314 31,362,724   27,793,446   5,109,625   18,375,010  70,639,547   7,068,550      --
                          =========== ==========   ==========   =========   ==========  ==========   =========      ==
Shares outstanding.......   1,197,307  2,477,299      764,883     138,139    2,082,294   2,725,978   1,268,901      --
                          =========== ==========   ==========   =========   ==========  ==========   =========      ==

                          --------------------------
                                       OPPENHEIMER
                                       MAIN STREET
                          OPPENHEIMER   SMALL- &
                          MAIN STREET    MID-CAP
                          FUND/VA --  FUND(R)/VA --
                            SERVICE      SERVICE
                            SHARES       SHARES
                          ----------- -------------
ASSETS:
Investments at fair
 value (note 2b)......... 103,276,418  96,093,214
Dividend receivable......          --          --
Receivable for units sold          --          --
                          -----------  ----------
    Total assets......... 103,276,418  96,093,214
                          -----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..      14,197      13,312
Payable for units
 withdrawn...............      83,571     234,217
                          -----------  ----------
    Total liabilities....      97,768     247,529
                          -----------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  99,116,460  91,501,848
 Variable annuity
   contract owners in
   the annuitization
   period................   4,062,190   4,343,837
                          -----------  ----------
    Net assets........... 103,178,650  95,845,685
                          ===========  ==========
Investments in
 securities at cost......  77,214,848  73,201,634
                          ===========  ==========
Shares outstanding.......   4,342,995   4,814,289
                          ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


                                 OPPENHEIMER VARIABLE
                               ACCOUNT FUNDS (CONTINUED)
                              --------------------------- ----------------------------
                                                                         FOREIGN BOND
                               OPPENHEIMER   OPPENHEIMER                  PORTFOLIO
                              SMALL- & MID- SMALL- & MID-                (U.S. DOLLAR
                               CAP GROWTH    CAP GROWTH     ALL ASSET     HEDGED) --
                               FUND/VA --    FUND/VA --   PORTFOLIO --  ADMINISTRATIVE
                               NON-SERVICE     SERVICE    ADVISOR CLASS     CLASS
                                 SHARES        SHARES        SHARES         SHARES
                              ------------- ------------- ------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............  $26,762,228    3,033,160    27,001,432     4,647,637
Dividend receivable..........           --           --            --         8,068
Receivable for units sold....           --          247        16,787            --
                               -----------    ---------    ----------     ---------
       Total assets..........   26,762,228    3,033,407    27,018,219     4,655,705
                               -----------    ---------    ----------     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        2,960          375         3,485           595
                               -----------    ---------    ----------     ---------
Payable for units
  withdrawn..................       56,598           --            --        38,181
                               -----------    ---------    ----------     ---------
       Total liabilities.....       59,558          375         3,485        38,776
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   26,658,809    3,033,032    27,014,734     4,616,929
   Variable annuity
     contract owners in
     the annuitization
     period..................       43,861           --            --            --
                               -----------    ---------    ----------     ---------
       Net assets............  $26,702,670    3,033,032    27,014,734     4,616,929
                               ===========    =========    ==========     =========
Investments in
  securities at cost.........  $22,733,905    2,745,452    26,421,222     4,405,406
                               ===========    =========    ==========     =========
Shares outstanding...........      488,362       56,961     2,352,041       430,337
                               ===========    =========    ==========     =========

                                                                                             RYDEX
                                                                                           VARIABLE    THE ALGER
                               PIMCO VARIABLE INSURANCE TRUST                                TRUST     PORTFOLIOS
                              ----------------------------------------------------------------------- ------------
                                               LONG-TERM
                                                  U.S.
                                HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN              ALGER LARGE
                               PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --               CAP GROWTH
                              ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE             PORTFOLIO --
                                  CLASS          CLASS          CLASS          CLASS       NASDAQ --   CLASS I-2
                                  SHARES         SHARES         SHARES         SHARES     100(R) FUND    SHARES
                              -------------- -------------- -------------- -------------- ----------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   88,082,445     34,344,757    213,400,800    400,090,580    4,279,281   30,105,950
Dividend receivable..........      413,098         55,703        342,217        688,735           --           --
Receivable for units sold....           --          5,332        742,561      1,878,559        2,330           --
                                ----------     ----------    -----------    -----------    ---------   ----------
       Total assets..........   88,495,543     34,405,792    214,485,578    402,657,874    4,281,611   30,105,950
                                ----------     ----------    -----------    -----------    ---------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       11,701          4,447         30,117         52,568          527        3,531
                                ----------     ----------    -----------    -----------    ---------   ----------
Payable for units
  withdrawn..................      575,370             --             --             --           --        2,284
                                ----------     ----------    -----------    -----------    ---------   ----------
       Total liabilities.....      587,071          4,447         30,117         52,568          527        5,815
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   86,483,277     34,393,676    205,910,623    396,541,906    4,281,084   30,051,878
   Variable annuity
     contract owners in
     the annuitization
     period..................    1,425,195          7,669      8,544,838      6,063,400           --       48,257
                                ----------     ----------    -----------    -----------    ---------   ----------
       Net assets............   87,908,472     34,401,345    214,455,461    402,605,306    4,281,084   30,100,135
                                ==========     ==========    ===========    ===========    =========   ==========
Investments in
  securities at cost.........   80,562,746     33,943,071    204,805,923    383,274,183    3,626,826   26,161,344
                                ==========     ==========    ===========    ===========    =========   ==========
Shares outstanding...........   10,928,343      2,780,952     19,795,993     34,639,877      189,684      643,015
                                ==========     ==========    ===========    ===========    =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                               THE ALGER                                                                           WELLS FARGO
                               PORTFOLIOS                                                                           VARIABLE
                              (CONTINUED)                        THE PRUDENTIAL SERIES FUND                           TRUST
                              ------------ ----------------------------------------------------------------------- -----------
                                             JENNISON                                                              WELLS FARGO
                              ALGER SMALL     20/20                    NATURAL                      SP PRUDENTIAL   ADVANTAGE
                               CAP GROWTH     FOCUS       JENNISON    RESOURCES   SP INTERNATIONAL  U.S. EMERGING   VT OMEGA
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --      GROWTH          GROWTH        GROWTH
                               CLASS I-2     CLASS II     CLASS II     CLASS II     PORTFOLIO --    PORTFOLIO --     FUND --
                                 SHARES       SHARES       SHARES       SHARES    CLASS II SHARES  CLASS II SHARES   CLASS 2
                              ------------ ------------ ------------ ------------ ---------------- --------------- -----------
ASSETS:
Investments at fair
  value (note 2b)............ $27,101,039   8,450,656    2,481,133    31,716,569       13,595          26,984       2,388,515
Dividend receivable..........          --          --           --            --           --              --              --
Receivable for units sold....          --         225           --            --           --              --              --
                              -----------   ---------    ---------    ----------       ------          ------       ---------
       Total assets..........  27,101,039   8,450,881    2,481,133    31,716,569       13,595          26,984       2,388,515
                              -----------   ---------    ---------    ----------       ------          ------       ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       3,158       1,051          327         4,126            2               3             293
Payable for units
  withdrawn..................       6,059          --          258        42,926           --              --           4,082
                              -----------   ---------    ---------    ----------       ------          ------       ---------
       Total liabilities.....       9,217       1,051          585        47,052            2               3           4,375
                              -----------   ---------    ---------    ----------       ------          ------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  27,024,566   8,449,830    2,466,705    30,987,764       13,593          26,981       2,384,140
   Variable annuity
     contract owners in
     the annuitization
     period..................      67,256          --       13,843       681,753           --              --              --
                              -----------   ---------    ---------    ----------       ------          ------       ---------
       Net assets............ $27,091,822   8,449,830    2,480,548    31,669,517       13,593          26,981       2,384,140
                              ===========   =========    =========    ==========       ======          ======       =========
Investments in
  securities at cost......... $25,002,283   7,474,997    2,072,051    36,022,096       18,249          21,245       2,183,019
                              ===========   =========    =========    ==========       ======          ======       =========
Shares outstanding...........     975,559     542,752       93,663       946,481        2,594           3,323          95,046
                              ===========   =========    =========    ==========       ======          ======       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                       -------------------------

                                       INVESCO V.I. INVESCO V.I.
                                         CAPITAL      CAPITAL
                                       APPRECIATION DEVELOPMENT
                                         FUND --      FUND --
                          CONSOLIDATED   SERIES I     SERIES I
                             TOTAL        SHARES       SHARES
                          ------------ ------------ ------------
                                              PERIOD FROM
                                             JANUARY 1 TO
                                            APRIL 27, 2012
                                       ------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $158,241,665         --        --
   Mortality and
     expense risk and
     administrative
     charges (note 4a)...  136,998,657     45,997        18
                          ------------  ---------       ---
Net investment income
  (expense)..............   21,243,008    (45,997)      (18)
                          ------------  ---------       ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  116,987,323    850,022       (71)
   Change in unrealized
     appreciation
     (depreciation)......  605,062,638    440,029       990
   Capital gain
     distributions.......   94,753,233         --        --
                          ------------  ---------       ---
Net realized and
  unrealized gain (loss)
  on investments.........  816,803,194  1,290,051       919
                          ------------  ---------       ---
Increase (decrease) in
  net assets from
  operations............. $838,046,202  1,244,054       901
                          ============  =========       ===

                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                          ------------------------------------------------------------------------------------------
                                                                                                         INVESCO VAN
                          INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.                            KAMPEN V.I.
                              CORE     GLOBAL REAL   GOVERNMENT  INTERNATIONAL INVESCO V.I. INVESCO V.I.  AMERICAN
                             EQUITY       ESTATE     SECURITIES     GROWTH      TECHNOLOGY   UTILITIES    FRANCHISE
                            FUND --      FUND --      FUND --       FUND --      FUND --      FUND --      FUND --
                            SERIES I    SERIES II     SERIES I     SERIES II     SERIES I     SERIES I    SERIES I
                             SHARES       SHARES       SHARES       SHARES        SHARES       SHARES      SHARES
                          ------------ ------------ ------------ ------------- ------------ ------------ -----------


                                                         YEAR ENDED DECEMBER 31, 2012
                          -----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     99,789         935         110         735,904          --        111             --
   Mortality and
     expense risk and
     administrative
     charges (note 4a)...    167,145       4,067          29         992,149          60         26         81,305
                           ---------      ------        ----       ---------      ------        ---       --------
Net investment income
  (expense)..............    (67,356)     (3,132)         81        (256,245)        (60)        85        (81,305)
                           ---------      ------        ----       ---------      ------        ---       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    309,286       5,242         164         915,233       3,245        (22)       (90,449)
   Change in unrealized
     appreciation
     (depreciation)......  1,004,030      48,763        (198)      5,913,095      (1,972)       (96)      (176,635)
   Capital gain
     distributions.......         --          --          --              --          --        127             --
                           ---------      ------        ----       ---------      ------        ---       --------
Net realized and
  unrealized gain (loss)
  on investments.........  1,313,316      54,005         (34)      6,828,328       1,273          9       (267,084)
                           ---------      ------        ----       ---------      ------        ---       --------
Increase (decrease) in
  net assets from
  operations.............  1,245,960      50,873          47       6,572,083       1,213         94       (348,389)
                           =========      ======        ====       =========      ======        ===       ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AIM VARIABLE INSURANCE FUNDS
                                  (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                          -------------------------------------------------------------  -----------------
                          INVESCO VAN             INVESCO VAN INVESCO VAN   INVESCO VAN
                          KAMPEN V.I. INVESCO VAN KAMPEN V.I. KAMPEN V.I.   KAMPEN V.I.
                           AMERICAN   KAMPEN V.I. EQUITY AND    MID CAP        VALUE     ALLIANCEBERNSTEIN
                           FRANCHISE   COMSTOCK     INCOME       GROWTH    OPPORTUNITIES  BALANCED WEALTH
                            FUND --     FUND --     FUND --     FUND --       FUND --        STRATEGY
                           SERIES II   SERIES II   SERIES II    SERIES I     SERIES II     PORTFOLIO --
                            SHARES      SHARES      SHARES       SHARES       SHARES          CLASS B
                          ----------- ----------- ----------- ------------ ------------- -----------------
                                                              PERIOD FROM
                                                              APRIL 27 TO
                                                              DECEMBER 31,
                             YEAR ENDED DECEMBER 31, 2012         2012
                          ----------------------------------  ------------ -------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $     --      521,766     255,414        --          93,767         390,784
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    91,143      590,388     279,199        20         129,818         370,148
                           --------    ---------   ---------      ----       ---------       ---------
Net investment income
 (expense)...............   (91,143)     (68,622)    (23,785)      (20)        (36,051)         20,636
                           --------    ---------   ---------      ----       ---------       ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   241,907      875,206     336,674      (432)       (399,128)        224,303
 Change in unrealized
   appreciation
   (depreciation)........   512,301    5,182,036   1,048,343        61       1,654,286       1,948,455
 Capital gain
   distributions.........        --           --          --         1              --              --
                           --------    ---------   ---------      ----       ---------       ---------
Net realized and
 unrealized gain (loss)
 on investments..........   754,208    6,057,242   1,385,017      (370)      1,255,158       2,172,758
                           --------    ---------   ---------      ----       ---------       ---------
Increase (decrease) in
 net assets from
 operations..............  $663,065    5,988,620   1,361,232      (390)      1,219,107       2,193,394
                           ========    =========   =========      ====       =========       =========

                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          -----------------------------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                               GROWTH            INCOME             VALUE            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- -----------------



                                YEAR ENDED DECEMBER 31, 2012
                          -----------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............           --            685,172         1,131,763             3,604
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....       52,765            804,302         1,408,221           187,057
                               -------          ---------        ----------         ---------
Net investment income
 (expense)...............      (52,765)          (119,130)         (276,458)         (183,453)
                               -------          ---------        ----------         ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      (14,536)           239,723        (2,704,887)          548,073
 Change in unrealized
   appreciation
   (depreciation)........      473,794          7,441,339        11,587,034         1,299,092
 Capital gain
   distributions.........           --                 --                --                --
                               -------          ---------        ----------         ---------
Net realized and
 unrealized gain (loss)
 on investments..........      459,258          7,681,062         8,882,147         1,847,165
                               -------          ---------        ----------         ---------
Increase (decrease) in
 net assets from
 operations..............      406,493          7,561,932         8,605,689         1,663,712
                               =======          =========        ==========         =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          ALLIANCEBERNSTEIN    AMERICAN
                              VARIABLE         CENTURY
                           PRODUCTS SERIES     VARIABLE
                             FUND, INC.     PORTFOLIOS II,
                             (CONTINUED)         INC.
                          ----------------- --------------

                          ALLIANCEBERNSTEIN
                              SMALL CAP      VP INFLATION
                               GROWTH         PROTECTION
                            PORTFOLIO --       FUND --
                               CLASS B         CLASS II
                          ----------------- --------------

                          --------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $       --       2,081,126
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       246,232       1,501,583
                             ----------       ---------
Net investment income
  (expense)..............      (246,232)        579,543
                             ----------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     2,798,050       2,380,255
   Change in unrealized
     appreciation
     (depreciation)......      (522,647)       (299,045)
   Capital gain
     distributions.......       686,270       2,081,399
                             ----------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........     2,961,673       4,162,609
                             ----------       ---------
Increase (decrease) in
  net assets from
  operations.............    $2,715,441       4,742,152
                             ==========       =========




                           AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.         BLACKROCK VARIABLE SERIES FUNDS, INC.
                          -------------------------------------------  ---------------------------------------------------
                                                                       BLACKROCK     BLACKROCK     BLACKROCK    BLACKROCK
                                                                         BASIC        GLOBAL       LARGE CAP      VALUE
                          VP INCOME      VP                            VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                          & GROWTH  INTERNATIONAL VP ULTRA(R) VP VALUE  FUND --       FUND --       FUND --   V.I. FUND --
                           FUND --     FUND --      FUND --   FUND --  CLASS III     CLASS III     CLASS III    CLASS III
                           CLASS I     CLASS I      CLASS I   CLASS I    SHARES       SHARES        SHARES       SHARES
                          --------- ------------- ----------- -------- ---------- --------------- ----------- -------------
                                             YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,660        9,100          --      1,737    176,030     6,298,605       38,577        39,302
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,329       18,933       1,021      1,333    198,747     8,331,645       52,385       162,434
                            -----      -------      ------     ------  ---------    ----------      -------     ---------
Net investment income
  (expense)..............     331       (9,833)     (1,021)       404    (22,717)   (2,033,040)     (13,808)     (123,132)
                            -----      -------      ------     ------  ---------    ----------      -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   2,938         (924)      1,853     (2,546)   122,592     2,934,549      131,963       163,271
   Change in unrealized
     appreciation
     (depreciation)......   5,370      198,293       5,612     13,561  1,333,986    31,917,036       47,473     1,113,518
   Capital gain
     distributions.......      --           --          --         --         --     1,420,178      237,597            --
                            -----      -------      ------     ------  ---------    ----------      -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........   8,308      197,369       7,465     11,015  1,456,578    36,271,763      417,033     1,276,789
                            -----      -------      ------     ------  ---------    ----------      -------     ---------
Increase (decrease) in
  net assets from
  operations.............   8,639      187,536       6,444     11,419  1,433,861    34,238,723      403,225     1,153,657
                            =====      =======      ======     ======  =========    ==========      =======     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         DWS
                           COLUMBIA FUNDS VARIABLE    VARIABLE
                              INSURANCE TRUST I       SERIES I   DWS VARIABLE SERIES II                  DREYFUS
                          -------------------------  ----------- ---------------------  ----------------------------------------
                                         COLUMBIA
                            COLUMBIA     VARIABLE                                                                    THE DREYFUS
                            VARIABLE   PORTFOLIO --              DWS DREMAN                DREYFUS       DREYFUS      SOCIALLY
                          PORTFOLIO --    MARSICO    DWS CAPITAL SMALL MID   DWS LARGE    INVESTMENT     VARIABLE    RESPONSIBLE
                            MARSICO    INTERNATIONAL   GROWTH    CAP VALUE   CAP VALUE    PORTFOLIOS    INVESTMENT     GROWTH
                             GROWTH    OPPORTUNITIES   VIP --      VIP --     VIP --     MIDCAP STOCK    FUND --    FUND, INC. --
                            FUND --       FUND --      CLASS B    CLASS B     CLASS B    PORTFOLIO --  MONEY MARKET    INITIAL
                            CLASS 1       CLASS 2      SHARES      SHARES     SHARES    INITIAL SHARES  PORTFOLIO      SHARES
                          ------------ ------------- ----------- ----------  ---------  -------------- ------------ -------------
                                                                             YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  193,206      513,240         40         434      1,227           432            --        32,757
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     444,751      921,994        104         832      1,322         1,277        11,862        61,693
                           ----------    ---------      -----      ------      -----        ------       -------       -------
Net investment income
  (expense)..............    (251,545)    (408,754)       (64)       (398)       (95)         (845)      (11,862)      (28,936)
                           ----------    ---------      -----      ------      -----        ------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,450,062     (814,605)      (197)     (2,917)      (243)       (1,600)           --        61,589
   Change in unrealized
     appreciation
     (depreciation)......   1,799,443    9,464,393      1,362      12,053      5,852        16,388            --       358,482
   Capital gain
     distributions.......          --           --         --          --         --            --            --            --
                           ----------    ---------      -----      ------      -----        ------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments.........   3,249,505    8,649,788      1,165       9,136      5,609        14,788            --       420,071
                           ----------    ---------      -----      ------      -----        ------       -------       -------
Increase (decrease) in
  net assets from
  operations.............  $2,997,960    8,241,034      1,101       8,738      5,514        13,943       (11,862)      391,135
                           ==========    =========      =====      ======      =====        ======       =======       =======

                                            FEDERATED
                            EATON VANCE     INSURANCE
                           VARIABLE TRUST     SERIES
                          ---------------- ------------


                                            FEDERATED
                                             CAPITAL
                                           APPRECIATION
                                            FUND II --
                          VT FLOATING-RATE   PRIMARY
                            INCOME FUND       SHARES
                          ---------------- ------------

                          -----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    2,651,438        55,605
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    1,065,959       145,312
                             ---------       -------
Net investment income
  (expense)..............    1,585,479       (89,707)
                             ---------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      244,913        86,620
   Change in unrealized
     appreciation
     (depreciation)......      392,858       276,493
   Capital gain
     distributions.......      781,643       566,296
                             ---------       -------
Net realized and
  unrealized gain (loss)
  on investments.........    1,419,414       929,409
                             ---------       -------
Increase (decrease) in
  net assets from
  operations.............    3,004,893       839,702
                             =========       =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                  FEDERATED INSURANCE SERIES (CONTINUED)
                          ------------------------------------------------------- -------------------------

                                                                                   VIP ASSET    VIP ASSET
                          FEDERATED HIGH FEDERATED HIGH   FEDERATED    FEDERATED  MANAGER/SM/  MANAGER/SM/
                           INCOME BOND    INCOME BOND      KAUFMANN     MANAGED   PORTFOLIO -- PORTFOLIO --
                            FUND II --     FUND II --     FUND II --   VOLATILITY   INITIAL      SERVICE
                          PRIMARY SHARES SERVICE SHARES SERVICE SHARES  FUND II      CLASS       CLASS 2
                          -------------- -------------- -------------- ---------- ------------ ------------
                                                                               YEAR ENDED DECEMBER 31, 2012
                          ---------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $1,839,694     3,005,101             --     249,066      919,560      174,365
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      347,460       608,856        393,449     123,089      764,785      260,612
                            ----------     ---------      ---------     -------    ---------    ---------
Net investment income
  (expense)..............    1,492,234     2,396,245       (393,449)    125,977      154,775      (86,247)
                            ----------     ---------      ---------     -------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      158,067       750,458      4,772,442      53,734      290,237      284,629
   Change in unrealized
     appreciation
     (depreciation)......    1,242,531     1,360,274      1,770,071     292,360    5,670,969    1,122,143
   Capital gain
     distributions.......           --            --             --     500,158      440,298      101,563
                            ----------     ---------      ---------     -------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........    1,400,598     2,110,732      6,542,513     846,252    6,401,504    1,508,335
                            ----------     ---------      ---------     -------    ---------    ---------
Increase (decrease) in
  net assets from
  operations.............   $2,892,832     4,506,977      6,149,064     972,229    6,556,279    1,422,088
                            ==========     =========      =========     =======    =========    =========

                              FIDELITY(R) VARIABLE
                             INSURANCE PRODUCTS FUND
                          -----------------------------------------------------
                                                                   VIP DYNAMIC
                              VIP           VIP           VIP        CAPITAL
                            BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            SERVICE       INITIAL       SERVICE      SERVICE
                            CLASS 2        CLASS        CLASS 2      CLASS 2
                          ------------ ------------- ------------- ------------

                          -----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  1,108,977     1,647,707     2,984,729      10,034
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  1,389,948     1,855,364     4,540,351      37,691
                           ---------    ----------    ----------     -------
Net investment income
  (expense)..............   (280,971)     (207,657)   (1,555,622)    (27,657)
                           ---------    ----------    ----------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  2,050,525     1,572,143     4,410,275     242,635
   Change in unrealized
     appreciation
     (depreciation)......  3,316,215    16,336,784    27,291,956     217,305
   Capital gain
     distributions.......  3,698,005            --            --          --
                           ---------    ----------    ----------     -------
Net realized and
  unrealized gain (loss)
  on investments.........  9,064,745    17,908,927    31,702,231     459,940
                           ---------    ----------    ----------     -------
Increase (decrease) in
  net assets from
  operations.............  8,783,774    17,701,270    30,146,609     432,283
                           =========    ==========    ==========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                     ------------

                     VIP EQUITY-
                        INCOME
                     PORTFOLIO --
                       INITIAL
                        CLASS
                     ------------



                     ------------
Investment
  income and
  expense:
   Income --
     Ordinary
     dividends...... $ 3,086,337
   Mortality
     and
     expense
     risk and
     administrative
     charges
     (note 4a)......   1,433,649
                     -----------
Net investment
  income
  (expense).........   1,652,688
                     -----------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
   Net
     realized
     gain
     (loss).........    (892,129)
   Change in
     unrealized
     appreciation
     (depreciation).   7,765,810
   Capital
     gain
     distributions..   6,445,612
                     -----------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.......  13,319,293
                     -----------
Increase
  (decrease)
  in net
  assets from
  operations........ $14,971,981
                     ===========

                                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                     -------------------------------------------------------------------------------------------------------------
                                      VIP          VIP           VIP             VIP
                     VIP EQUITY-    GROWTH &     GROWTH &      GROWTH          GROWTH           VIP          VIP
                        INCOME       INCOME       INCOME    OPPORTUNITIES   OPPORTUNITIES      GROWTH       GROWTH
                     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --    PORTFOLIO --    PORTFOLIO -- PORTFOLIO --
                       SERVICE      INITIAL      SERVICE       INITIAL         SERVICE        INITIAL      SERVICE
                       CLASS 2       CLASS       CLASS 2        CLASS          CLASS 2         CLASS       CLASS 2
                     ------------ ------------ ------------ ------------- ----------------- ------------ ------------
                                                                             PERIOD FROM
                                                                            JANUARY 27 TO    YEAR ENDED DECEMBER 31,
                           YEAR ENDED DECEMBER 31, 2012                   DECEMBER 31, 2012           2012
                     ---------------------------------------------------- ----------------- ------------------------
Investment
  income and
  expense:
   Income --
     Ordinary
     dividends......   3,888,941     519,937      293,772        39,078          45,222        363,146       63,315
   Mortality
     and
     expense
     risk and
     administrative
     charges
     (note 4a)......   2,251,016     357,223      229,970       145,668         454,987        868,305      313,522
                      ----------   ---------    ---------     ---------       ---------      ---------    ---------
Net investment
  income
  (expense).........   1,637,925     162,714       63,802      (106,590)       (409,765)      (505,159)    (250,207)
                      ----------   ---------    ---------     ---------       ---------      ---------    ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
   Net
     realized
     gain
     (loss).........     440,833     574,329      458,652       483,315         684,976      1,999,198    1,584,970
   Change in
     unrealized
     appreciation
     (depreciation).   5,678,757   3,040,971    1,543,180     1,209,893       1,873,143      6,419,570    1,414,530
   Capital
     gain
     distributions..   8,956,040      11,130        7,066            --              --             --           --
                      ----------   ---------    ---------     ---------       ---------      ---------    ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.......  15,075,630   3,626,430    2,008,898     1,693,208       2,558,119      8,418,768    2,999,500
                      ----------   ---------    ---------     ---------       ---------      ---------    ---------
Increase
  (decrease)
  in net
  assets from
  operations........  16,713,555   3,789,144    2,072,700     1,586,618       2,148,354      7,913,609    2,749,293
                      ==========   =========    =========     =========       =========      =========    =========

                     ------------------------------
                                           VIP
                            VIP         INVESTMENT
                          GROWTH        GRADE BOND
                           STOCK       PORTFOLIO --
                       PORTFOLIO --      SERVICE
                      SERVICE CLASS 2    CLASS 2
                     ----------------- ------------
                        PERIOD FROM     YEAR ENDED
                       JANUARY 27 TO   DECEMBER 31,
                     DECEMBER 31, 2012     2012
                     ----------------- ------------
Investment
  income and
  expense:
   Income --
     Ordinary
     dividends......       251,593      3,001,608
   Mortality
     and
     expense
     risk and
     administrative
     charges
     (note 4a)......       647,364      2,331,811
                         ---------      ---------
Net investment
  income
  (expense).........      (395,771)       669,797
                         ---------      ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
   Net
     realized
     gain
     (loss).........       575,129        728,355
   Change in
     unrealized
     appreciation
     (depreciation).     3,229,095       (708,183)
   Capital
     gain
     distributions..            --      3,855,238
                         ---------      ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.......     3,804,224      3,875,410
                         ---------      ---------
Increase
  (decrease)
  in net
  assets from
  operations........     3,408,453      4,545,207
                         =========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------


                              VIP            VIP           VIP        VIP VALUE
                            MID CAP        MID CAP       OVERSEAS     STRATEGIES
                          PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            INITIAL        SERVICE       INITIAL       SERVICE
                             CLASS         CLASS 2        CLASS        CLASS 2
                          ------------   ------------  ------------  ------------
                                                                             YEAR
                          --------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $  167          661,668      444,575       15,669
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       198        2,776,634      316,878       54,894
                             ------       ----------    ---------      -------
Net investment income
  (expense)..............       (31)      (2,114,966)     127,697      (39,225)
                             ------       ----------    ---------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,497        3,301,304     (479,419)     234,674
   Change in unrealized
     appreciation
     (depreciation)......       103        1,748,492    4,285,923      568,040
   Capital gain
     distributions.......     2,125       13,623,164       76,502           --
                             ------       ----------    ---------      -------
Net realized and
  unrealized gain (loss)
  on investments.........     3,725       18,672,960    3,883,006      802,714
                             ------       ----------    ---------      -------
Increase (decrease) in
  net assets from
  operations.............    $3,694       16,557,994    4,010,703      763,489
                             ======       ==========    =========      =======

                                       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ------------------------------------------------------------------------------
                                           FRANKLIN      FRANKLIN
                                          LARGE CAP     TEMPLETON                   TEMPLETON  TEMPLETON
                          FRANKLIN INCOME   GROWTH     VIP FOUNDING   MUTUAL SHARES  FOREIGN    FOREIGN
                            SECURITIES    SECURITIES FUNDS ALLOCATION  SECURITIES   SECURITIES SECURITIES
                              FUND --      FUND --       FUND --         FUND --     FUND --    FUND --
                              CLASS 2      CLASS 2       CLASS 2         CLASS 2     CLASS 1    CLASS 2
                              SHARES        SHARES        SHARES         SHARES       SHARES     SHARES
                          --------------- ---------- ---------------- ------------- ---------- ----------
                          ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   36,304,430       3,026       2,994,432        431,070     304,221    54,194
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   11,229,040       5,411       2,046,438        381,980     138,259    30,850
                            ----------      ------      ----------     ----------   ---------   -------
Net investment income
  (expense)..............   25,075,390      (2,385)        947,994         49,090     165,962    23,344
                            ----------      ------      ----------     ----------   ---------   -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (3,206,225)        382         261,149      5,477,768    (153,845)  (29,828)
   Change in unrealized
     appreciation
     (depreciation)......   33,953,946      38,747      11,963,158     (1,792,864)  1,460,989   241,671
   Capital gain
     distributions.......           --          --              --             --          --        --
                            ----------      ------      ----------     ----------   ---------   -------
Net realized and
  unrealized gain (loss)
  on investments.........   30,747,721      39,129      12,224,307      3,684,904   1,307,144   211,843
                            ----------      ------      ----------     ----------   ---------   -------
Increase (decrease) in
  net assets from
  operations.............   55,823,111      36,744      13,172,301      3,733,994   1,473,106   235,187
                            ==========      ======      ==========     ==========   =========   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            FRANKLIN TEMPLETON
                            VARIABLE INSURANCE
                              PRODUCTS TRUST
                               (CONTINUED)
                          ---------------------  --------------------
                           TEMPLETON  TEMPLETON
                          GLOBAL BOND   GROWTH   CORE VALUE
                          SECURITIES  SECURITIES   EQUITY    INCOME
                            FUND --    FUND --    FUND --    FUND --
                            CLASS 1    CLASS 2    CLASS 1    CLASS 1
                            SHARES      SHARES     SHARES    SHARES
                          ----------- ---------- ---------- ---------


                                 YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  816,224    246,248    162,018    909,561
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    169,270    187,096    220,751    648,631
                          ----------  ---------  ---------  ---------
Net investment income
  (expense)..............    646,954     59,152    (58,733)   260,930
                          ----------  ---------  ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    257,318   (248,314)   137,269    199,879
   Change in unrealized
     appreciation
     (depreciation)......    666,030  2,282,988  1,516,483  1,360,070
   Capital gain
     distributions.......     19,863         --         --         --
                          ----------  ---------  ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........    943,211  2,034,674  1,653,752  1,559,949
                          ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets from
  operations............. $1,590,165  2,093,826  1,595,019  1,820,879
                          ==========  =========  =========  =========



                                       GE INVESTMENTS FUNDS, INC.
                          ------------------------------------------------------------------------
                                                                 PREMIER
                          INTERNATIONAL   MID-CAP                GROWTH    REAL ESTATE
                              EQUITY      EQUITY                 EQUITY    SECURITIES
                             FUND --      FUND --     MONEY      FUND --     FUND --
                             CLASS 1      CLASS 1     MARKET     CLASS 1     CLASS 1   S&P 500(R)
                              SHARES      SHARES       FUND      SHARES      SHARES    INDEX FUND
                          -------------- ---------  ----------  ---------  ----------- ----------
                           PERIOD FROM        PERIOD FROM
                           JANUARY 1 TO       JANUARY 1 TO
                          APRIL 30, 2012     AUGUST 3, 2012       YEAR ENDED DECEMBER 31, 2012
                          -------------- ---------------------  ---------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........           --          --          --    277,444   1,217,745   3,035,294
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       44,427     591,582   1,668,631    514,020   1,023,885   2,377,331
                            ----------   ---------  ----------  ---------   ---------  ----------
Net investment income
  (expense)..............      (44,427)   (591,582) (1,668,631)  (236,576)    193,860     657,963
                            ----------   ---------  ----------  ---------   ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (7,390,720)  2,539,461          --  2,019,003   3,267,567   5,500,323
   Change in unrealized
     appreciation
     (depreciation)......    8,118,583   3,233,658          --  4,246,025   5,748,232  14,566,727
   Capital gain
     distributions.......           --          --          --         --          --          --
                            ----------   ---------  ----------  ---------   ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........      727,863   5,773,119          --  6,265,028   9,015,799  20,067,050
                            ----------   ---------  ----------  ---------   ---------  ----------
Increase (decrease) in
  net assets from
  operations.............      683,436   5,181,537  (1,668,631) 6,028,452   9,209,659  20,725,013
                            ==========   =========  ==========  =========   =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ------------------------------------------------  ----------


                                                                             GENWORTH
                           SMALL-CAP                                         CALAMOS
                            EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY   GROWTH
                            FUND --     FUND --      FUND --      FUND --    FUND --
                            CLASS 1     CLASS 1      CLASS 3      CLASS 1    SERVICE
                            SHARES       SHARES       SHARES      SHARES      SHARES
                          ----------  ------------ ------------ ----------- ---------
                                    YEAR ENDED DECEMBER 31, 2012
                          ------------------------------------------------  ----------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    3,266   15,486,811   13,274,176     330,310         --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    614,652   16,835,148   20,059,854     415,344     24,938
                          ----------  -----------  -----------   ---------  ---------
Net investment income
  (expense)..............   (611,386)  (1,348,337)  (6,785,678)    (85,034)   (24,938)
                          ----------  -----------  -----------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,720,374    9,717,443    2,129,595     429,305    584,170
   Change in unrealized
     appreciation
     (depreciation)......    342,505   93,613,828  103,519,554   3,255,737    577,528
   Capital gain
     distributions.......  3,351,066           --           --          --         --
                          ----------  -----------  -----------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........  5,413,945  103,331,271  105,649,149   3,685,042  1,161,698
                          ----------  -----------  -----------   ---------  ---------
Increase (decrease) in
  net assets from
  operations............. $4,802,559  101,982,934   98,863,471   3,600,008  1,136,760
                          ==========  ===========  ===========   =========  =========

                                    GENWORTH VARIABLE INSURANCE TRUST
                          --------------------------------------------------------------
                                      GENWORTH                   GENWORTH     GENWORTH
                                        EATON                     GOLDMAN    LEGG MASON
                           GENWORTH     VANCE      GENWORTH        SACHS     CLEARBRIDGE
                           DAVIS NY   LARGE CAP    ENHANCED      ENHANCED    AGGRESSIVE
                           VENTURE      VALUE    INTERNATIONAL   CORE BOND     GROWTH
                           FUND --     FUND --   INDEX FUND -- INDEX FUND --   FUND --
                           SERVICE     SERVICE      SERVICE       SERVICE      SERVICE
                            SHARES     SHARES       SHARES        SHARES       SHARES
                          ---------  ----------  ------------- ------------- -----------
                                PERIOD FROM JANUARY 1 TO JANUARY 27, 2012
                          --------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        --          --           --            --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     8,358      56,070        4,559       184,708       54,200
                          ---------  ----------   ----------    ----------    ---------
Net investment income
  (expense)..............    (8,358)    (56,070)      (4,559)     (184,708)     (54,200)
                          ---------  ----------   ----------    ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).............. 1,070,897   2,704,214   (2,845,066)     (297,093)   2,169,952
   Change in unrealized
     appreciation
     (depreciation)......  (543,093) (1,113,497)   2,942,287    (1,312,998)     533,830
   Capital gain
     distributions.......        --          --           --            --           --
                          ---------  ----------   ----------    ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........   527,804   1,590,717       97,221    (1,610,091)   2,703,782
                          ---------  ----------   ----------    ----------    ---------
Increase (decrease) in
  net assets from
  operations.............   519,446   1,534,647       92,662    (1,794,799)   2,649,582
                          =========  ==========   ==========    ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             GENWORTH VARIABLE
                          INSURANCE TRUST (CONTINUED) GOLDMAN SACHS VARIABLE INSURANCE TRUST
                          --------------------------  ------------------------------------   ------------
                                         GENWORTH        GOLDMAN
                           GENWORTH     PYRAMIS(R)        SACHS                   GOLDMAN      JPMORGAN
                            PIMCO       SMALL/MID       LARGE CAP     GOLDMAN   SACHS MONEY   INSURANCE
                          STOCKSPLUS     CAP CORE         VALUE        SACHS       MARKET     TRUST CORE
                           FUND --       FUND --         FUND --      MID CAP     FUND --        BOND
                           SERVICE       SERVICE      INSTITUTIONAL    VALUE      SERVICE    PORTFOLIO --
                            SHARES        SHARES         SHARES        FUND        SHARES      CLASS 1
                          ----------    ----------    -------------  ---------  ------------ ------------
                                                                                PERIOD FROM
                                                                                AUGUST 3 TO
                          PERIOD FROM JANUARY 1 TO           YEAR ENDED         DECEMBER 31,
                             JANUARY 27, 2012            DECEMBER 31, 2012          2012
                          --------------------------  -----------------------   ------------ ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $       --            --        129,964      615,824        5,097    233,339
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    211,935        54,306        144,630      820,451    1,317,362     86,765
                           ----------    ----------     ---------    ---------   ----------    -------
Net investment income
  (expense)..............   (211,935)      (54,306)       (14,666)    (204,627)  (1,312,265)   146,574
                           ----------    ----------     ---------    ---------   ----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (158,643)   (2,576,149)       (42,195)     931,085           --     76,987
   Change in unrealized
     appreciation
     (depreciation)......  6,788,757     4,810,418      1,414,193    7,785,914           --    (50,258)
   Capital gain
     distributions.......         --            --        229,612           --           --         --
                           ----------    ----------     ---------    ---------   ----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  6,630,114     2,234,269      1,601,610    8,716,999           --     26,729
                           ----------    ----------     ---------    ---------   ----------    -------
Increase (decrease) in
  net assets from
  operations............. $6,418,179     2,179,963      1,586,944    8,512,372   (1,312,265)   173,303
                           ==========    ==========     =========    =========   ==========    =======

                                  JPMORGAN INSURANCE TRUST
                          ----------------------------------------------------
                            JPMORGAN     JPMORGAN      JPMORGAN     JPMORGAN
                           INSURANCE     INSURANCE    INSURANCE    INSURANCE
                             TRUST         TRUST        TRUST        TRUST
                             EQUITY    INTERNATIONAL   INTREPID     INTREPID
                             INDEX        EQUITY        GROWTH      MID CAP
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                            CLASS 1       CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------- ------------ ------------



                                YEAR ENDED DECEMBER 31, 2012
                          ----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    31,408        1,819         5,235        4,342
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    32,437        1,584        13,645       10,283
                            -------       ------        ------       ------
Net investment income
  (expense)..............    (1,029)         235        (8,410)      (5,941)
                            -------       ------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   142,621        2,007        35,525       24,881
   Change in unrealized
     appreciation
     (depreciation)......    94,245       12,699        63,849       53,908
   Capital gain
     distributions.......        --           --            --           --
                            -------       ------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........   236,866       14,706        99,374       78,789
                            -------       ------        ------       ------
Increase (decrease) in
  net assets from
  operations.............   235,837       14,941        90,964       72,848
                            =======       ======        ======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 JPMORGAN INSURANCE TRUST (CONTINUED)
                          --------------------------------------------------
                            JPMORGAN     JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE    INSURANCE     JPMORGAN
                             TRUST        TRUST        TRUST      INSURANCE
                            MID CAP      MID CAP     SMALL CAP    TRUST U.S.
                             GROWTH       VALUE         CORE        EQUITY
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------ ------------ ------------

                          ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     --       1,165         107        24,258
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     10,118       1,900         634        31,596
                            --------      ------       -----       -------
Net investment income
  (expense)..............    (10,118)       (735)       (527)       (7,338)
                            --------      ------       -----       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     35,162      15,008       1,356       139,255
   Change in unrealized
     appreciation
     (depreciation)......     40,996       5,065       3,659       137,623
   Capital gain
     distributions.......      6,322          --          --            --
                            --------      ------       -----       -------
Net realized and
  unrealized gain (loss)
  on investments.........     82,480      20,073       5,015       276,878
                            --------      ------       -----       -------
Increase (decrease) in
  net assets from
  operations.............   $ 72,362      19,338       4,488       269,540
                            ========      ======       =====       =======

                                                         JANUS ASPEN SERIES
                          --------------------------------------------------------------------------------


                                                                                  FLEXIBLE
                            BALANCED      BALANCED    ENTERPRISE    ENTERPRISE      BOND          FORTY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL
                             SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------- ------------ ------------- ------------ ------------- -------------
                           YEAR ENDED DECEMBER 31, 2012
                          ---------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   2,806,640     3,320,875           --          --        759,024       296,557
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,467,934     2,403,220      725,781      76,854        317,056       635,221
                           ----------    ----------    ---------     -------      ---------     ---------
Net investment income
  (expense)..............   1,338,706       917,655     (725,781)    (76,854)       441,968      (338,664)
                           ----------    ----------    ---------     -------      ---------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,951,943     2,100,104    2,528,678     399,734         90,160     2,522,847
   Change in unrealized
     appreciation
     (depreciation)......   1,019,638     2,318,133    5,517,523     382,029        505,410     6,363,791
   Capital gain
     distributions.......   7,284,021     9,219,108           --          --        417,776            --
                           ----------    ----------    ---------     -------      ---------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........  10,255,602    13,637,345    8,046,201     781,763      1,013,346     8,886,638
                           ----------    ----------    ---------     -------      ---------     ---------
Increase (decrease) in
  net assets from
  operations.............  11,594,308    14,555,000    7,320,420     704,909      1,455,314     8,547,974
                           ==========    ==========    =========     =======      =========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                 JANUS ASPEN SERIES (CONTINUED)
                          -----------------------------------------------------------------------------------------------



                                            GLOBAL
                                          TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE
                              FORTY      PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                           PORTFOLIO --    SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                          SERVICE SHARES    SHARES       SHARES        SHARES       SHARES        SHARES       SHARES
                          -------------- ------------ ------------- ------------ ------------- ------------ -------------
                                                                               YEAR ENDED DECEMBER 31, 2012
                          -----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $   299,469           --       281,345      17,753        360,004       40,309       438,611
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      910,020       91,512       736,352      64,606        768,687      106,680       728,262
                           -----------    ---------     ---------     -------     ----------     --------     ---------
Net investment income
  (expense)..............     (610,551)     (91,512)     (455,007)    (46,853)      (408,683)     (66,371)     (289,651)
                           -----------    ---------     ---------     -------     ----------     --------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    2,878,116      361,105     1,414,634     204,798     (1,159,223)     449,850      (528,194)
   Change in unrealized
     appreciation
     (depreciation)......    7,853,209      732,836     6,236,024     420,847      1,862,123     (353,367)    9,555,650
   Capital gain
     distributions.......           --           --       875,627      70,561      5,557,944      732,292            --
                           -----------    ---------     ---------     -------     ----------     --------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........   10,731,325    1,093,941     8,526,285     696,206      6,260,844      828,775     9,027,456
                           -----------    ---------     ---------     -------     ----------     --------     ---------
Increase (decrease) in
  net assets from
  operations.............  $10,120,774    1,002,429     8,071,278     649,353      5,852,161      762,404     8,737,805
                           ===========    =========     =========     =======     ==========     ========     =========

                                          LEGG MASON PARTNERS
                                         VARIABLE EQUITY TRUST
                          ------------ ------------------------
                                                     LEGG MASON
                                        LEGG MASON  CLEARBRIDGE
                                       CLEARBRIDGE    VARIABLE
                                         VARIABLE      EQUITY
                           WORLDWIDE    AGGRESSIVE     INCOME
                          PORTFOLIO --    GROWTH      BUILDER
                            SERVICE    PORTFOLIO -- PORTFOLIO --
                             SHARES      CLASS II     CLASS I
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    35,927        7,002      174,401
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    76,033       86,284       86,558
                            -------      -------      -------
Net investment income
  (expense)..............   (40,106)     (79,282)      87,843
                            -------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     7,372      402,998      (39,060)
   Change in unrealized
     appreciation
     (depreciation)......   817,463      350,379      603,679
   Capital gain
     distributions.......        --      183,461           --
                            -------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   824,835      936,838      564,619
                            -------      -------      -------
Increase (decrease) in
  net assets from
  operations.............   784,729      857,556      652,462
                            =======      =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  LEGG MASON
                                                                   PARTNERS
                                                                   VARIABLE
                                   LEGG MASON PARTNERS              INCOME
                            VARIABLE EQUITY TRUST (CONTINUED)       TRUST
                          -------------------------------------- ------------
                           LEGG MASON   LEGG MASON
                          CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    WESTERN
                            VARIABLE     VARIABLE   CLEARBRIDGE     ASSET
                             EQUITY    FUNDAMENTAL    VARIABLE     VARIABLE
                             INCOME      ALL CAP     LARGE CAP    STRATEGIC
                            BUILDER       VALUE        VALUE         BOND
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I      CLASS I      CLASS I
                          ------------ ------------ ------------ ------------

                          ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $197,922     105,053       229,189     399,152
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    146,129     103,831       150,185     213,722
                            --------     -------     ---------     -------
Net investment income
  (expense)..............     51,793       1,222        79,004     185,430
                            --------     -------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (74,539)    (67,341)      295,310     141,257
   Change in unrealized
     appreciation
     (depreciation)......    819,220     870,061     1,024,951     560,550
   Capital gain
     distributions.......         --          --         9,895          --
                            --------     -------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    744,681     802,720     1,330,156     701,807
                            --------     -------     ---------     -------
Increase (decrease) in
  net assets from
  operations.............   $796,474     803,942     1,409,160     887,237
                            ========     =======     =========     =======




                                                          MFS(R) VARIABLE INSURANCE TRUST
                          -----------------------------------------------------------------------------------------------



                          MFS(R) INVESTORS MFS(R) INVESTORS  MFS(R) NEW   MFS(R) STRATEGIC MFS(R) TOTAL
                            GROWTH STOCK        TRUST         DISCOVERY        INCOME         RETURN     MFS(R) UTILITIES
                             SERIES --        SERIES --       SERIES --      SERIES --       SERIES --      SERIES --
                           SERVICE CLASS    SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                               SHARES           SHARES         SHARES          SHARES         SHARES          SHARES
                          ---------------- ---------------- ------------- ---------------- ------------- ----------------
                                  YEAR ENDED DECEMBER 31, 2012
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       20,074           54,699              --        4,457         1,579,920      1,786,221
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      143,936          120,009         334,452        1,146         1,204,197        442,656
                             ---------        ---------       ---------        -----         ---------      ---------
Net investment income
  (expense)..............     (123,862)         (65,310)       (334,452)       3,311           375,723      1,343,565
                             ---------        ---------       ---------        -----         ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      521,529          375,025         338,857        1,314           570,996        816,795
   Change in unrealized
     appreciation
     (depreciation)......      462,124          896,813       1,905,874        2,208         4,395,225        881,721
   Capital gain
     distributions.......      442,360               --       2,017,835           --                --             --
                             ---------        ---------       ---------        -----         ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........    1,426,013        1,271,838       4,262,566        3,522         4,966,221      1,698,516
                             ---------        ---------       ---------        -----         ---------      ---------
Increase (decrease) in
  net assets from
  operations.............    1,302,151        1,206,528       3,928,114        6,833         5,341,944      3,042,081
                             =========        =========       =========        =====         =========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ----------------------------------------------------------------------------------------------------
                                                                                                     OPPENHEIMER
                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER    GLOBAL
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL      STRATEGIC   OPPENHEIMER
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES     INCOME     HIGH INCOME
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --   FUND/VA --    FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE    NON-SERVICE  NON-SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES       SHARES        SHARES
                          ----------- ----------- ------------ ------------ ----------- ----------- ------------- ------------
                                                                                                     PERIOD FROM  PERIOD FROM
                                                                                                    OCTOBER 26 TO JANUARY 1 TO
                                                                                                    DECEMBER 31,  OCTOBER 26,
                                                YEAR ENDED DECEMBER 31, 2012                            2012          2012
                          ------------------------------------------------------------------------- ------------- ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  204,847     385,491     239,045      28,184       859,771   1,760,853          --      1,191,317
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    214,344     632,438     508,870     110,078       254,151   1,472,168      18,288         82,724
                          ----------   ---------   ---------     -------     ---------  ----------     -------     ----------
Net investment income
  (expense)..............     (9,497)   (246,947)   (269,825)    (81,894)      605,620     288,685     (18,288)     1,108,593
                          ----------   ---------   ---------     -------     ---------  ----------     -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (467,465)   (852,612)  1,194,760     362,815      (205,052)  3,591,153       1,089     (7,525,707)
   Change in unrealized
     appreciation
     (depreciation)......  2,076,179   4,234,091   3,358,954     530,590     1,082,097  11,962,152     126,121      7,170,446
   Capital gain
     distributions.......         --          --          --          --            --          --          --             --
                          ----------   ---------   ---------     -------     ---------  ----------     -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........  1,608,714   3,381,479   4,553,714     893,405       877,045  15,553,305     127,210       (355,261)
                          ----------   ---------   ---------     -------     ---------  ----------     -------     ----------
Increase (decrease) in
  net assets from
  operations............. $1,599,217   3,134,532   4,283,889     811,511     1,482,665  15,841,990     108,922        753,332
                          ==========   =========   =========     =======     =========  ==========     =======     ==========

                          -------------------------
                                       OPPENHEIMER
                                       MAIN STREET
                          OPPENHEIMER   SMALL- &
                          MAIN STREET    MID-CAP
                          FUND/VA --  FUND(R)/VA --
                            SERVICE      SERVICE
                            SHARES       SHARES
                          ----------- -------------


                           YEAR ENDED DECEMBER 31,
                                    2012
                          ------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    705,088      326,394
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  1,933,411    1,699,926
                          ----------   ----------
Net investment income
  (expense).............. (1,228,323)  (1,373,532)
                          ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).............. 21,624,270    6,352,484
   Change in unrealized
     appreciation
     (depreciation)...... (1,977,541)   9,785,467
   Capital gain
     distributions.......         --           --
                          ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments......... 19,646,729   16,137,951
                          ----------   ----------
Increase (decrease) in
  net assets from
  operations............. 18,418,406   14,764,419
                          ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           OPPENHEIMER VARIABLE
                          ACCOUNT FUNDS (CONTINUED)                               PIMCO VARIABLE INSURANCE TRUST
                          ------------------------  ----------------------------------------------------------------------------
                          OPPENHEIMER  OPPENHEIMER
                           SMALL- &     SMALL- &
                            MID-CAP      MID-CAP                    FOREIGN BOND                   LONG-TERM U.S.
                            GROWTH       GROWTH       ALL ASSET    PORTFOLIO (U.S.    HIGH YIELD     GOVERNMENT    LOW DURATION
                          FUND/VA --   FUND/VA --   PORTFOLIO --  DOLLAR HEDGED) --  PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                          NON-SERVICE    SERVICE    ADVISOR CLASS  ADMINISTRATIVE   ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                            SHARES       SHARES        SHARES       CLASS SHARES     CLASS SHARES   CLASS SHARES   CLASS SHARES
                          -----------  -----------  ------------- ----------------- -------------- -------------- --------------
                                                                                   YEAR ENDED DECEMBER 31, 2012
                          ------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $       --          --      1,096,053        102,270         5,157,163        826,042     4,141,510
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    382,904      50,726        364,048         70,636         1,450,071        600,958     3,742,730
                          ----------     -------      ---------        -------        ----------     ----------     ---------
Net investment income
  (expense)..............   (382,904)    (50,726)       732,005         31,634         3,707,092        225,084       398,780
                          ----------     -------      ---------        -------        ----------     ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    792,190     174,151        338,086         52,560         2,868,531      2,498,072     1,807,167
   Change in unrealized
     appreciation
     (depreciation)......  3,423,675     285,369      1,603,714        145,030         4,000,349     (5,375,744)    6,489,793
   Capital gain
     distributions.......         --          --             --        164,466                --      3,623,871            --
                          ----------     -------      ---------        -------        ----------     ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........  4,215,865     459,520      1,941,800        362,056         6,868,880        746,199     8,296,960
                          ----------     -------      ---------        -------        ----------     ----------     ---------
Increase (decrease) in
  net assets from
  operations............. $3,832,961     408,794      2,673,805        393,690        10,575,972        971,283     8,695,740
                          ==========     =======      =========        =======        ==========     ==========     =========

                                             RYDEX       THE ALGER
                                         VARIABLE TRUST  PORTFOLIOS
                          ----------------------------- ------------


                                                        ALGER LARGE
                           TOTAL RETURN                  CAP GROWTH
                           PORTFOLIO --                 PORTFOLIO --
                          ADMINISTRATIVE   NASDAQ --     CLASS I-2
                           CLASS SHARES   100(R) FUND      SHARES
                          -------------- -------------- ------------

                          ------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   10,094,050           --        378,059
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    6,333,634       82,615        480,596
                            ----------      -------      ---------
Net investment income
  (expense)..............    3,760,416      (82,615)      (102,537)
                            ----------      -------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    5,206,543      799,865        957,733
   Change in unrealized
     appreciation
     (depreciation)......   13,139,826       88,069      1,784,908
   Capital gain
     distributions.......    7,532,159           --             --
                            ----------      -------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........   25,878,528      887,934      2,742,641
                            ----------      -------      ---------
Increase (decrease) in
  net assets from
  operations.............   29,638,944      805,319      2,640,104
                            ==========      =======      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           THE ALGER                                                                                 WELLS FARGO
                           PORTFOLIOS                                                                                 VARIABLE
                          (CONTINUED)                           THE PRUDENTIAL SERIES FUND                              TRUST
                          ------------ ----------------------------------------------------------------------------  -----------
                                         JENNISON                                                                    WELLS FARGO
                          ALGER SMALL     20/20                    NATURAL                        SP PRUDENTIAL U.S.  ADVANTAGE
                           CAP GROWTH     FOCUS       JENNISON    RESOURCES                            EMERGING       VT OMEGA
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SP INTERNATIONAL         GROWTH         GROWTH
                           CLASS I-2     CLASS II     CLASS II     CLASS II   GROWTH PORTFOLIO --    PORTFOLIO --      FUND --
                             SHARES       SHARES       SHARES       SHARES      CLASS II SHARES    CLASS II SHARES     CLASS 2
                          ------------ ------------ ------------ ------------ ------------------- ------------------ -----------
                                                         YEAR ENDED DECEMBER 31, 2012
                          -----------------------------------------------------------------------------------------  -----------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $        --          --          --             --            --                 --               --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     413,046     144,911      46,765        555,566           201                412           59,709
                          -----------    --------     -------     ----------         -----              -----          -------
Net investment income
  (expense)..............    (413,046)   (144,911)    (46,765)      (555,566)         (201)              (412)         (59,709)
                          -----------    --------     -------     ----------         -----              -----          -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,283,085     237,700     240,435     (1,208,233)         (415)               149          541,021
   Change in unrealized
     appreciation
     (depreciation)......  (3,925,971)    362,731     175,776     (3,460,847)        2,946              1,832          182,160
   Capital gain
     distributions.......   6,051,023     342,195          --      2,952,684            --              1,910          176,770
                          -----------    --------     -------     ----------         -----              -----          -------
Net realized and
  unrealized gain (loss)
  on investments.........   3,408,137     942,626     416,211     (1,716,396)        2,531              3,891          899,951
                          -----------    --------     -------     ----------         -----              -----          -------
Increase (decrease) in
  net assets from
  operations............. $ 2,995,091     797,715     369,446     (2,271,962)        2,330              3,479          840,242
                          ===========    ========     =======     ==========         =====              =====          =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets






                                    CONSOLIDATED TOTAL
                             -------------------------------
                                        YEAR ENDED
                                       DECEMBER 31,
                             -------------------------------
                                   2012            2011
                             ---------------  --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    21,243,008      20,939,989
 Net realized gain
   (loss) on investments....     116,987,323      93,704,380
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     605,062,638    (471,720,162)
 Capital gain
   distribution.............      94,753,233      70,544,146
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     operations.............     838,046,202    (286,531,647)
                             ---------------  --------------
From capital
 transactions (note 4):
 Net premiums...............      57,065,249      84,292,096
 Death benefits.............    (147,571,079)   (151,159,818)
 Surrenders.................    (949,480,681) (1,036,455,209)
 Administrative expenses....     (25,619,222)    (26,527,312)
 Capital contribution
   (withdrawal).............      (9,654,952)        102,695
 Transfers between
   subaccounts
   (including fixed
   account), net............      13,643,611      (1,858,714)
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,061,617,074) (1,131,606,262)
                             ---------------  --------------
Increase (decrease) in
 net assets.................    (223,570,872) (1,418,137,909)
Net assets at beginning
 of year....................   8,022,566,076   9,440,703,985
                             ---------------  --------------
Net assets at end of year... $ 7,798,995,204   8,022,566,076
                             ===============  ==============
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                             --------------------------------------------------------------------------------------------
                                                                                                           INVESCO V.I.
                               INVESCO V.I. CAPITAL      INVESCO V.I. CAPITAL         INVESCO V.I.          GLOBAL REAL
                               APPRECIATION FUND --       DEVELOPMENT FUND --      CORE EQUITY FUND --    ESTATE FUND --
                                  SERIES I SHARES           SERIES I SHARES          SERIES I SHARES     SERIES II SHARES
                             ------------------------  ------------------------  ----------------------  ----------------
                             PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED           YEAR ENDED DECEMBER 31,
                              APRIL 27,   DECEMBER 31,  APRIL 27,   DECEMBER 31, ----------------------------------------
                                 2012         2011         2012         2011        2012        2011       2012     2011
                             ------------ ------------ ------------ ------------ ----------  ----------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (45,997)    (139,459)       (18)        (54)       (67,356)    (77,091)  (3,132)   4,135
 Net realized gain
   (loss) on investments....     850,022      105,704        (71)         (3)       309,286     316,345    5,242    5,204
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     440,029     (827,408)       990        (504)     1,004,030    (369,041)  48,763  (24,612)
 Capital gain
   distribution.............          --           --         --          --             --          --       --       --
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   1,244,054     (861,163)       901        (561)     1,245,960    (129,787)  50,873  (15,273)
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............       9,307        8,834         --          --         77,145     123,441       --       --
 Death benefits.............     (34,729)     (81,682)        --          --       (119,512)   (182,915)      --       --
 Surrenders.................    (593,628)  (1,269,817)        --          --     (1,107,377) (1,756,309) (26,283) (32,660)
 Administrative expenses....      (9,713)     (23,582)        --          --        (26,857)    (28,616)    (352)    (307)
 Capital contribution
   (withdrawal).............          --           --         --          --             --          --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (9,073,363)    (369,858)    (7,482)         (1)      (421,515)   (505,273)   8,131   14,982
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (9,702,126)  (1,736,105)    (7,482)         (1)    (1,598,116) (2,349,672) (18,504) (17,985)
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
Increase (decrease) in
 net assets.................  (8,458,072)  (2,597,268)    (6,581)       (562)      (352,156) (2,479,459)  32,369  (33,258)
Net assets at beginning
 of year....................   8,458,072   11,055,340      6,581       7,143     10,714,798  13,194,257  208,307  241,565
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
Net assets at end of year...          --    8,458,072         --       6,581     10,362,642  10,714,798  240,676  208,307
                              ==========   ==========     ======       =====     ==========  ==========  =======  =======
Change in units (note 5):
 Units purchased............       8,878       60,764         --          --         36,958      55,706    3,937    4,777
 Units redeemed.............  (1,409,554)    (321,544)      (506)         --       (176,466)   (268,849)  (5,916)  (5,893)
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,400,676)    (260,780)      (506)         --       (139,508)   (213,143)  (1,979)  (1,116)
                              ==========   ==========     ======       =====     ==========  ==========  =======  =======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             ---------------------------------------------------------------------------------------------------
                                                                                                                  INVESCO
                              INVESCO V.I.            INVESCO V.I.         INVESCO V.I.   INVESCO V.I.        VAN KAMPEN V.I.
                               GOVERNMENT            INTERNATIONAL          TECHNOLOGY      UTILITIES            AMERICAN
                             SECURITIES FUND --      GROWTH FUND --          FUND --         FUND --         FRANCHISE FUND --
                               SERIES I SHARES      SERIES II SHARES     SERIES I SHARES  SERIES I SHARES     SERIES I SHARES
                               -------------    -----------------------  ---------------  --------------- ----------------------
                                                                                                                     PERIOD FROM
                                                          YEAR ENDED DECEMBER 31,                                    APRIL 29 TO
                             --------------------------------------------------------------------------------------  DECEMBER 31,
                               2012      2011      2012         2011       2012    2011    2012    2011      2012        2011
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    81       59     (256,245)    (277,856)     (60)    (67)    85      87     (81,305)      (10)
 Net realized gain
   (loss) on investments....     164        1      915,233    1,162,496    3,245      60    (22)     (4)    (90,449)       (2)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (198)     409    5,913,095   (5,765,865)  (1,972)   (666)   (96)    404    (176,635)     (159)
 Capital gain
   distribution.............      --       --           --           --       --      --    127      --          --        --
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
    Increase (decrease)
     in net assets from
     operations.............      47      469    6,572,083   (4,881,225)   1,213    (673)    94     487    (348,389)     (171)
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
From capital
 transactions (note 4):
 Net premiums...............     240      240      537,106    1,113,579       --      --     --      --      56,873        --
 Death benefits.............      --       --      (50,701)    (476,725)      --      --     --      --     (89,147)       --
 Surrenders.................      --       --   (5,237,780)  (4,247,151) (11,027)     --     --      --    (825,602)       --
 Administrative expenses....      --       --     (299,759)    (292,222)      --      --     --      --     (11,263)       (9)
 Capital contribution
   (withdrawal).............      --       --           --           --       --      --     --      --          --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (4,007)   3,796    7,677,989   (7,955,218)       5    (134)  (165)     42   8,425,233     1,178
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
    Increase (decrease)
     in net assets from
     capital transactions...  (3,767)   4,036    2,626,855  (11,857,737) (11,022)   (134)  (165)     42   7,556,094     1,169
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
Increase (decrease) in
 net assets.................  (3,720)   4,505    9,198,938  (16,738,962)  (9,809)   (807)   (71)    529   7,207,705       998
Net assets at beginning
 of year....................   7,332    2,827   47,444,756   64,183,718   11,050  11,857  3,616   3,087         998        --
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
Net assets at end of year... $ 3,612    7,332   56,643,694   47,444,756    1,241  11,050  3,545   3,616   7,208,703       998
                              =======   =====   ==========  ===========  =======  ======  =====   =====   =========     =====
Change in units (note 5):
 Units purchased............      19      261    2,028,103      827,842        2      --     --       4     920,436       118
 Units redeemed.............    (246)      (3)  (1,537,825)  (1,668,947)  (2,868)    (36)   (14)     --    (168,187)       (1)
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (227)     258      490,278     (841,105)  (2,866)    (36)   (14)      4     752,249       117
                              =======   =====   ==========  ===========  =======  ======  =====   =====   =========     =====


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                      AIM VARIABLE INSURANCE FUNDS
                                                             (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             ---------------------------------------------------------------------------------------
                                     INVESCO                                         INVESCO             INVESCO
                                   VAN KAMPEN                INVESCO               VAN KAMPEN          VAN KAMPEN
                                  V.I. AMERICAN            VAN KAMPEN            V.I. EQUITY AND      V.I. MID CAP
                                FRANCHISE FUND --     V.I. COMSTOCK FUND --      INCOME FUND --      GROWTH FUND --
                                SERIES II SHARES        SERIES II SHARES        SERIES II SHARES     SERIES I SHARES
                             ----------------------  ----------------------  ----------------------  ---------------
                                                                                                       PERIOD FROM
                                                     YEAR ENDED DECEMBER 31,                           APRIL 27 TO
                             ----------------------------------------------------------------------   DECEMBER 31,
                                2012        2011        2012        2011        2012        2011          2012
                             ----------  ----------  ----------  ----------  ----------  ----------  ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (91,143)   (105,479)    (68,622)    (91,562)    (23,785)    (38,038)        (20)
 Net realized gain
   (loss) on investments....    241,907     433,750     875,206      41,916     336,674     321,136        (432)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    512,301    (831,035)  5,182,036  (1,517,899)  1,048,343    (815,548)         61
 Capital gain
   distribution.............         --          --          --          --          --          --           1
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
    Increase (decrease)
     in net assets from
     operations.............    663,065    (502,764)  5,988,620  (1,567,545)  1,361,232    (532,450)       (390)
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
From capital
 transactions (note 4):
 Net premiums...............     13,275      12,916     330,606     179,782     126,748      46,099          --
 Death benefits.............      1,275     (70,274)    (58,034)    (59,192)    (20,110)     (4,502)         --
 Surrenders.................   (567,114)   (763,445) (4,240,764) (6,418,359) (1,488,159) (1,109,426)     (7,036)
 Administrative expenses....    (19,272)    (20,922)   (125,548)   (141,471)    (51,535)    (50,072)         --
 Capital contribution
   (withdrawal).............         --          --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (91,929)   (491,604) (5,860,920)   (918,103)    263,374     895,607       9,430
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
    Increase (decrease)
     in net assets from
     capital transactions...   (663,765) (1,333,329) (9,954,660) (7,357,343) (1,169,682)   (222,294)      2,394
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
Increase (decrease) in
 net assets.................       (700) (1,836,093) (3,966,040) (8,924,888)    191,550    (754,744)      2,004
Net assets at beginning
 of year....................  5,710,497   7,546,590  39,324,874  48,249,762  13,587,598  14,342,342          --
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
Net assets at end of year... $5,709,797   5,710,497  35,358,834  39,324,874  13,779,148  13,587,598       2,004
                             ==========  ==========  ==========  ==========  ==========  ==========      ======
Change in units (note 5):
 Units purchased............     11,415      29,204     157,283     547,392     158,335     440,520         953
 Units redeemed.............    (64,495)   (138,160)   (896,815) (1,115,507)   (275,659)   (471,302)       (748)
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (53,080)   (108,956)   (739,532)   (568,115)   (117,324)    (30,782)        205
                             ==========  ==========  ==========  ==========  ==========  ==========      ======

                                                        ALLIANCEBERNSTEIN
                                                     VARIABLE PRODUCTS SERIES
                                                           FUND, INC.
                             ----------------------- ----------------------
                                     INVESCO
                                   VAN KAMPEN           ALLIANCEBERNSTEIN
                                   V.I. VALUE            BALANCED WEALTH
                              OPPORTUNITIES FUND --   STRATEGY PORTFOLIO --
                                SERIES II SHARES             CLASS B
                             ----------------------  ----------------------

                                         YEAR ENDED DECEMBER 31,
                             ----------------------------------------------
                                2012        2011        2012         2011
                             ----------  ----------  ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (36,051)    (99,778)     20,636       94,843
 Net realized gain
   (loss) on investments....   (399,128)   (947,552)    224,303      629,311
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,654,286     580,142   1,948,455   (1,721,269)
 Capital gain
   distribution.............         --          --          --           --
                             ----------  ----------  ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............  1,219,107    (467,188)  2,193,394     (997,115)
                             ----------  ----------  ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............     12,343       5,925     104,789      221,989
 Death benefits.............    (11,174)    (33,818)   (101,855)     (36,247)
 Surrenders................. (1,229,481) (1,681,695) (1,744,098)  (1,288,213)
 Administrative expenses....    (23,204)    (25,845)   (127,937)    (128,478)
 Capital contribution
   (withdrawal).............         --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (794,076)   (968,040)    (59,194)  (2,807,069)
                             ----------  ----------  ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,045,592) (2,703,473) (1,928,295)  (4,038,018)
                             ----------  ----------  ----------   ----------
Increase (decrease) in
 net assets.................   (826,485) (3,170,661)    265,099   (5,035,133)
Net assets at beginning
 of year....................  8,254,945  11,425,606  20,197,175   25,232,308
                             ----------  ----------  ----------   ----------
Net assets at end of year...  7,428,460   8,254,945  20,462,274   20,197,175
                             ==========  ==========  ==========   ==========
Change in units (note 5):
 Units purchased............     35,473      60,806     155,826      301,273
 Units redeemed.............   (209,865)   (310,754)   (368,333)    (742,670)
                             ----------  ----------  ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (174,392)   (249,948)   (212,507)    (441,397)
                             ==========  ==========  ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN
                                 GLOBAL THEMATIC            GROWTH AND              INTERNATIONAL              LARGE CAP
                                     GROWTH                   INCOME                    VALUE                   GROWTH
                                  PORTFOLIO --             PORTFOLIO --              PORTFOLIO --            PORTFOLIO --
                                     CLASS B                  CLASS B                  CLASS B                  CLASS B
                             ----------------------  ------------------------  -----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                2012        2011         2012         2011        2012         2011        2012        2011
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (52,765)    (64,537)    (119,130)    (254,891)   (276,458)   1,674,134    (183,453)   (201,279)
 Net realized gain
   (loss) on investments....    (14,536)     53,883      239,723   (1,784,878) (2,704,887)    (159,144)    548,073     606,478
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    473,794  (1,468,220)   7,441,339    4,760,430  11,587,034  (17,262,252)  1,299,092  (1,056,906)
 Capital gain
   distribution.............         --          --           --           --          --           --          --          --
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    406,493  (1,478,874)   7,561,932    2,720,661   8,605,689  (15,747,262)  1,663,712    (651,707)
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     25,939      49,458       81,147      389,698     484,147      729,006      88,345      40,136
 Death benefits.............    (22,182)    (62,715)    (563,803)    (659,639)    (95,801)    (249,522)   (161,015)   (148,457)
 Surrenders.................   (295,771)   (602,870)  (7,391,883)  (9,998,195) (7,470,570)  (6,391,439) (1,400,141) (2,001,952)
 Administrative expenses....    (13,259)    (19,210)    (116,017)    (124,464)   (426,965)    (336,962)    (27,978)    (30,061)
 Capital contribution
   (withdrawal).............         --          --           --           --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    214,457    (543,346)  (2,914,250)  (3,107,864) 15,337,492    6,590,274    (406,010)   (640,244)
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (90,816) (1,178,683) (10,904,806) (13,500,464)  7,828,303      341,357  (1,906,799) (2,780,578)
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................    315,677  (2,657,557)  (3,342,874) (10,779,803) 16,433,992  (15,405,905)   (243,087) (3,432,285)
Net assets at beginning
 of year....................  3,256,992   5,914,549   52,197,571   62,977,374  66,147,765   81,553,670  11,455,846  14,888,131
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
Net assets at end of year... $3,572,669   3,256,992   48,854,697   52,197,571  82,581,757   66,147,765  11,212,759  11,455,846
                             ==========  ==========  ===========  ===========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     92,782     194,759      153,106      260,656   5,146,720    3,055,749     108,789     168,846
 Units redeemed.............   (100,320)   (293,240)  (1,006,823)  (1,431,708) (3,556,902)  (2,566,790)   (315,298)   (549,372)
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (7,538)    (98,481)    (853,717)  (1,171,052)  1,589,818      488,959    (206,509)   (380,526)
                             ==========  ==========  ===========  ===========  ==========  ===========  ==========  ==========

                             -----------------------
                                ALLIANCEBERNSTEIN
                                    SMALL CAP
                                     GROWTH
                                  PORTFOLIO --
                                     CLASS B
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (246,232)   (258,675)
 Net realized gain
   (loss) on investments....  2,798,050   1,417,903
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (522,647)   (726,320)
 Capital gain
   distribution.............    686,270          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  2,715,441     432,908
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    488,565     663,699
 Death benefits.............    (57,829)   (403,057)
 Surrenders................. (1,527,380) (1,451,289)
 Administrative expenses....    (70,593)    (77,774)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (5,381,508)  1,342,303
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (6,548,745)     73,882
                             ----------  ----------
Increase (decrease) in
 net assets................. (3,833,304)    506,790
Net assets at beginning
 of year.................... 17,204,818  16,698,028
                             ----------  ----------
Net assets at end of year... 13,371,514  17,204,818
                             ==========  ==========
Change in units (note 5):
 Units purchased............    817,867     809,409
 Units redeemed............. (1,314,383)   (784,684)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (496,516)     24,725
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             AMERICAN CENTURY VARIABLE
                                PORTFOLIOS II, INC.                    AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                             ------------------------  -------------------------------------------------------------------------
                                   VP INFLATION           VP INCOME &      VP INTERNATIONAL      VP ULTRA(R)        VP VALUE
                                PROTECTION FUND --      GROWTH FUND --          FUND --            FUND --          FUND --
                                     CLASS II               CLASS I             CLASS I            CLASS I          CLASS I
                             ------------------------  ----------------  --------------------  --------------  -----------------
                                                                   YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2012         2011       2012     2011      2012       2011     2012    2011     2012     2011
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   579,543    1,917,477      331     (214)    (9,833)    (4,393) (1,021) (1,040)     404       945
 Net realized gain
   (loss) on investments....   2,380,255    2,368,024    2,938    1,177       (924)    18,216   1,853     724   (2,546)  (16,400)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (299,045)   2,709,046    5,370    2,307    198,293   (160,439)  5,612     124   13,561    15,061
 Capital gain
   distribution.............   2,081,399    1,047,038       --       --         --         --      --      --       --        --
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
    Increase (decrease)
     in net assets from
     operations.............   4,742,152    8,041,585    8,639    3,270    187,536   (146,616)  6,444    (192)  11,419      (394)
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
From capital
 transactions (note 4):
 Net premiums...............     418,692      755,259       --       --         --         --      --      --       --        --
 Death benefits.............    (106,232)    (327,093)      --       --         --         --      --      --       --        --
 Surrenders.................  (8,888,630)  (7,097,224) (14,143)  (5,235)  (139,582)   (70,794) (4,004) (2,561) (24,620) (106,299)
 Administrative expenses....    (492,914)    (452,486)    (216)    (200)    (1,777)    (1,877)   (341)   (305)    (225)     (291)
 Capital contribution
   (withdrawal).............          --           --       --       --         --         --      --      --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............   7,721,594   (6,999,334)  15,341  (26,024)   (45,065)    76,258  (1,904)    802     (737)   (1,667)
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,347,490) (14,120,878)     982  (31,459)  (186,424)     3,587  (6,249) (2,064) (25,582) (108,257)
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
Increase (decrease) in
 net assets.................   3,394,662   (6,079,293)   9,621  (28,189)     1,112   (143,029)    195  (2,256) (14,163) (108,651)
Net assets at beginning
 of year....................  81,354,391   87,433,684   74,107  102,296  1,031,140  1,174,169  53,643  55,899  102,836   211,487
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
Net assets at end of year... $84,749,053   81,354,391   83,728   74,107  1,032,252  1,031,140  53,838  53,643   88,673   102,836
                             ===========  ===========  =======  =======  =========  =========  ======  ======  =======  ========
Change in units (note 5):
 Units purchased............   2,123,352    1,591,087    2,034    6,189      9,163     21,137     423     489       --       136
 Units redeemed.............  (2,203,516)  (2,778,187)  (2,171)  (9,161)   (23,634)   (18,659)   (923)   (653)  (1,618)   (7,305)
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (80,164)  (1,187,100)    (137)  (2,972)   (14,471)     2,478    (500)   (164)  (1,618)   (7,169)
                             ===========  ===========  =======  =======  =========  =========  ======  ======  =======  ========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                          BLACKROCK VARIABLE SERIES FUNDS, INC.
                             -----------------------------------------------------------------------------------------------
                                                                                      BLACKROCK
                                    BLACKROCK                 BLACKROCK               LARGE CAP           BLACKROCK VALUE
                                 BASIC VALUE V.I.      GLOBAL ALLOCATION V.I.        GROWTH V.I.        OPPORTUNITIES V.I.
                                     FUND --                   FUND --                 FUND --                FUND --
                                 CLASS III SHARES         CLASS III SHARES        CLASS III SHARES       CLASS III SHARES
                             -----------------------  ------------------------  --------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2012        2011         2012         2011        2012       2011       2012        2011
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (22,717)     (5,596)  (2,033,040)   1,553,704    (13,808)   (30,456)   (123,132)   (147,058)
 Net realized gain
   (loss) on investments....     122,592    (113,634)   2,934,549    6,227,392    131,963    150,603     163,271     187,669
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   1,333,986    (400,163)  31,917,036  (44,794,422)    47,473   (157,902)  1,113,518    (412,281)
 Capital gain
   distribution.............          --          --    1,420,178   11,455,650    237,597      7,480          --          --
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,433,861    (519,393)  34,238,723  (25,557,676)   403,225    (30,275)  1,153,657    (371,670)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      25,850      65,106    2,691,305    4,701,565      5,130     29,467     198,674     867,286
 Death benefits.............      16,365     (65,489)    (813,355)    (719,295)   (13,788)   (87,726)     (7,497)   (305,309)
 Surrenders.................  (1,599,246)   (910,350) (40,429,808) (32,693,098)  (403,950)  (383,008)   (462,456)   (970,747)
 Administrative expenses....     (59,514)    (56,106)  (2,314,699)  (2,366,065)    (8,008)    (8,024)    (42,988)    (43,529)
 Capital contribution
   (withdrawal).............          --          --           --           --         --         --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (526,731)    877,611   (7,843,211)  (1,909,801)    82,354    259,793    (196,494)   (219,926)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,143,276)    (89,228) (48,709,768) (32,986,694)  (338,262)  (189,498)   (510,761)   (672,225)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets.................    (709,415)   (608,621) (14,471,045) (58,544,370)    64,963   (219,773)    642,896  (1,043,895)
Net assets at beginning
 of year....................  12,239,626  12,848,247  445,129,951  503,674,321  3,166,516  3,386,289   9,742,413  10,786,308
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Net assets at end of year... $11,530,211  12,239,626  430,658,906  445,129,951  3,231,479  3,166,516  10,385,309   9,742,413
                             ===========  ==========  ===========  ===========  =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............     115,403     347,656    2,499,848    4,065,092     82,100    199,392     159,251     358,425
 Units redeemed.............    (303,209)   (340,111)  (6,548,862)  (6,790,603)  (110,049)  (221,922)   (198,177)   (410,731)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (187,806)      7,545   (4,049,014)  (2,725,511)   (27,949)   (22,530)    (38,926)    (52,306)
                             ===========  ==========  ===========  ===========  =========  =========  ==========  ==========

                                  COLUMBIA FUNDS
                                VARIABLE INSURANCE
                                     TRUST I
                             -----------------------

                                COLUMBIA VARIABLE
                               PORTFOLIO -- MARSICO
                                  GROWTH FUND --
                                     CLASS 1
                             -----------------------

                             ------------------------
                                2012         2011
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (251,545)    (425,799)
 Net realized gain
   (loss) on investments....  1,450,062    2,019,295
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,799,443   (2,729,674)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  2,997,960   (1,136,178)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     45,673       63,732
 Death benefits.............    (27,597)      79,126
 Surrenders................. (3,282,608)  (4,139,405)
 Administrative expenses....   (102,383)    (110,515)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (2,292,489)  (4,879,907)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,659,404)  (8,986,969)
                             ----------  -----------
Increase (decrease) in
 net assets................. (2,661,444) (10,123,147)
Net assets at beginning
 of year.................... 28,612,733   38,735,880
                             ----------  -----------
Net assets at end of year... 25,951,289   28,612,733
                             ==========  ===========
Change in units (note 5):
 Units purchased............     92,748      285,810
 Units redeemed.............   (456,894)    (871,404)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (364,146)    (585,594)
                             ==========  ===========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   COLUMBIA FUNDS
                                 VARIABLE INSURANCE         DWS VARIABLE
                                TRUST I (CONTINUED)           SERIES I               DWS VARIABLE SERIES II
                             -------------------------  -------------------  -------------------------------------
                                 COLUMBIA VARIABLE
                                PORTFOLIO -- MARSICO                            DWS DREMAN             DWS
                                   INTERNATIONAL            DWS CAPITAL        SMALL MID CAP        LARGE CAP
                               OPPORTUNITIES FUND --       GROWTH VIP --       VALUE VIP --        VALUE VIP --
                                      CLASS 2              CLASS B SHARES     CLASS B SHARES      CLASS B SHARES
                             -------------------------  -------------------  ----------------  -------------------
                                                                PERIOD FROM         YEAR ENDED         PERIOD FROM
                                  YEAR ENDED DECEMBER 31,       APRIL 29 TO        DECEMBER 31,        APRIL 29 TO
                             ---------------------------------  DECEMBER 31, ------------------------  DECEMBER 31,
                                 2012          2011      2012       2011       2012     2011    2012       2011
                             ------------  -----------  ------  ------------ -------  -------  ------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (408,754)    (580,889)    (64)      (100)      (398)    (866)    (95)      (911)
 Net realized gain
   (loss) on investments....     (814,605)    (653,217)   (197)       (42)    (2,917)    (777)   (243)      (377)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    9,464,393  (10,544,847)  1,362     (1,218)    12,053   (3,702)  5,852     (5,816)
 Capital gain
   distribution.............           --           --      --         --         --       --      --         --
                             ------------  -----------  ------     ------    -------  -------  ------     ------
    Increase (decrease)
     in net assets from
     operations.............    8,241,034  (11,778,953)  1,101     (1,360)     8,738   (5,345)  5,514     (7,104)
                             ------------  -----------  ------     ------    -------  -------  ------     ------
From capital
 transactions (note 4):
 Net premiums...............      163,871      438,397      --         --         --       --      --         --
 Death benefits.............     (144,318)    (148,959)     --         --         --       --      --         --
 Surrenders.................   (6,071,738)  (7,427,764) (4,780)      (494)   (24,295) (37,898) (7,882)    (2,089)
 Administrative expenses....     (228,607)    (247,784)    (22)       (10)      (172)    (215)    (94)       (38)
 Capital contribution
   (withdrawal).............           --           --      --         --         --       --      --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (4,006,093)  (1,336,972)    (93)    11,772    (19,749)  18,718     481     83,026
                             ------------  -----------  ------     ------    -------  -------  ------     ------
    Increase (decrease)
     in net assets from
     capital transactions...  (10,286,885)  (8,723,082) (4,895)    11,268    (44,216) (19,395) (7,495)    80,899
                             ------------  -----------  ------     ------    -------  -------  ------     ------
Increase (decrease) in
 net assets.................   (2,045,851) (20,502,035) (3,794)     9,908    (35,478) (24,740) (1,981)    73,795
Net assets at beginning
 of year....................   55,303,137   75,805,172   9,908         --     86,007  110,747  73,795         --
                             ------------  -----------  ------     ------    -------  -------  ------     ------
Net assets at end of year... $ 53,257,286   55,303,137   6,114      9,908     50,529   86,007  71,814     73,795
                             ============  ===========  ======     ======    =======  =======  ======     ======
Change in units (note 5):
 Units purchased............      562,519    1,068,140      --      1,319         75    1,072     326      8,571
 Units redeemed.............   (1,349,799)  (1,382,412)   (516)      (193)    (2,032)  (1,844) (1,089)      (481)
                             ------------  -----------  ------     ------    -------  -------  ------     ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (787,280)    (314,272)   (516)     1,126     (1,957)    (772)   (763)     8,090
                             ============  ===========  ======     ======    =======  =======  ======     ======


                                  DREYFUS
                             ----------------
                                  DREYFUS
                                INVESTMENT
                             PORTFOLIOS MIDCAP
                             STOCK PORTFOLIO --
                              INITIAL SHARES
                             ----------------
                                YEAR ENDED
                               DECEMBER 31,
                             ----------------
                               2012      2011
                             -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (845)     (921)
 Net realized gain
   (loss) on investments....  (1,600)    2,917
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  16,388    (1,497)
 Capital gain
   distribution.............      --        --
                             -------   -------
    Increase (decrease)
     in net assets from
     operations.............  13,943       499
                             -------   -------
From capital
 transactions (note 4):
 Net premiums...............      --        --
 Death benefits.............      --        --
 Surrenders................. (14,333)   (4,145)
 Administrative expenses....    (544)     (574)
 Capital contribution
   (withdrawal).............      --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,957)  (11,918)
                             -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (17,834)  (16,637)
                             -------   -------
Increase (decrease) in
 net assets.................  (3,891)  (16,138)
Net assets at beginning
 of year....................  87,050   103,188
                             -------   -------
Net assets at end of year...  83,159    87,050
                             =======   =======
Change in units (note 5):
 Units purchased............     371     3,533
 Units redeemed.............  (1,550)   (4,825)
                             -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,179)   (1,292)
                             =======   =======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                        DREYFUS (CONTINUED)
                             -----------------------------------------
                               DREYFUS VARIABLE   THE DREYFUS SOCIALLY
                              INVESTMENT FUND --   RESPONSIBLE GROWTH
                                 MONEY MARKET     FUND, INC. -- INITIAL
                                  PORTFOLIO              SHARES
                             -------------------  --------------------

                             ------------------------------------------
                                2012      2011       2012       2011
                             ---------  --------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (11,862)   (9,872)   (28,936)   (24,989)
 Net realized gain
   (loss) on investments....        --        --     61,589     30,557
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........        --        --    358,482    (27,037)
 Capital gain
   distribution.............        --        --         --         --
                             ---------  --------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (11,862)   (9,872)   391,135    (21,469)
                             ---------  --------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        --        --        308        615
 Death benefits.............  (740,905) (517,189)   (23,445)    96,943
 Surrenders.................  (254,049)  (92,737)  (183,793)  (346,652)
 Administrative expenses....    (1,135)   (1,189)   (15,175)   (14,626)
 Capital contribution
   (withdrawal).............        --        --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   958,878   726,091   (146,001)   100,162
                             ---------  --------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (37,211)  114,976   (368,106)  (163,558)
                             ---------  --------  ---------  ---------
Increase (decrease) in
 net assets.................   (49,073)  105,104     23,029   (185,027)
Net assets at beginning
 of year....................   737,075   631,971  3,827,621  4,012,648
                             ---------  --------  ---------  ---------
Net assets at end of year... $ 688,002   737,075  3,850,650  3,827,621
                             =========  ========  =========  =========
Change in units (note 5):
 Units purchased............   121,576   105,992        305     22,672
 Units redeemed.............  (125,506)  (94,294)   (42,905)   (53,279)
                             ---------  --------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (3,930)   11,698    (42,600)   (30,607)
                             =========  ========  =========  =========

                              EATON VANCE VARIABLE
                                      TRUST                    FEDERATED INSURANCE SERIES
                             ----------------------  ----------------------------------------------

                                                        FEDERATED CAPITAL     FEDERATED HIGH INCOME
                                VT FLOATING-RATE     APPRECIATION FUND II --     BOND FUND II --
                                   INCOME FUND           PRIMARY SHARES          PRIMARY SHARES
                             ----------------------  ----------------------  ----------------------
                                YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------
                                2012        2011        2012        2011        2012        2011
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  1,585,479     827,812     (89,707)    (79,768)  1,492,234   1,846,500
 Net realized gain
   (loss) on investments....    244,913     493,104      86,620     127,803     158,067     311,047
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    392,858  (1,065,109)    276,493    (829,552)  1,242,531  (1,263,440)
 Capital gain
   distribution.............    781,643          --     566,296          --          --          --
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  3,004,893     255,807     839,702    (781,517)  2,892,832     894,107
                             ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    516,537     546,823       8,610      53,681       1,580      36,904
 Death benefits.............    (43,515)    (86,604)   (164,366)   (186,865)   (319,524)   (633,016)
 Surrenders................. (6,999,504) (5,391,344) (1,203,621) (1,518,765) (2,232,581) (3,816,911)
 Administrative expenses....   (297,575)    (84,958)    (19,902)    (21,620)    (41,243)    (40,020)
 Capital contribution
   (withdrawal).............         --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ 40,708,574      69,363    (217,719)   (311,671)    578,474      90,612
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... 33,884,517  (4,946,720) (1,596,998) (1,985,240) (2,013,294) (4,362,431)
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. 36,889,410  (4,690,913)   (757,296) (2,766,757)    879,538  (3,468,324)
Net assets at beginning
 of year.................... 27,500,989  32,191,902  10,088,943  12,855,700  22,866,067  26,334,391
                             ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... 64,390,399  27,500,989   9,331,647  10,088,943  23,745,605  22,866,067
                             ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............  4,576,887     747,842       8,454      21,705     143,668     246,052
 Units redeemed............. (1,564,094) (1,161,347)   (157,270)   (212,000)   (238,613)   (461,068)
                             ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  3,012,793    (413,505)   (148,816)   (190,295)    (94,945)   (215,016)
                             ==========  ==========  ==========  ==========  ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              FEDERATED INSURANCE SERIES (CONTINUED)
                             -----------------------------------------------------------------------

                              FEDERATED HIGH INCOME      FEDERATED KAUFMANN
                                 BOND FUND II --         FUND II -- SERVICE       FEDERATED MANAGED
                                  SERVICE SHARES               SHARES            VOLATILITY FUND II
                             -----------------------  ------------------------  --------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------
                                 2012        2011         2012         2011        2012       2011
                             -----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 2,396,245   2,742,957     (393,449)    (535,901)   125,977    214,811
 Net realized gain
   (loss) on investments....     750,458     724,747    4,772,442    1,922,116     53,734     23,782
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,360,274  (1,973,729)   1,770,071  (11,286,773)   292,360     29,152
 Capital gain
   distribution.............          --          --           --           --    500,158         --
                             -----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   4,506,977   1,493,975    6,149,064   (9,900,558)   972,229    267,745
                             -----------  ----------  -----------  -----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     720,423     524,320       44,855      506,621     12,812     67,399
 Death benefits.............     (90,273)   (461,641)      (7,372)     (82,042)  (119,592)  (222,579)
 Surrenders.................  (4,464,746) (4,189,514)  (2,510,183)  (5,922,751)  (890,533)  (889,289)
 Administrative expenses....    (144,248)   (118,796)     (95,277)    (317,099)   (15,439)   (14,657)
 Capital contribution
   (withdrawal).............          --          --           --           --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   4,539,629  (2,006,338) (41,777,723)   2,592,453    497,114    354,300
                             -----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...     560,785  (6,251,969) (44,345,700)  (3,222,818)  (515,638)  (704,826)
                             -----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets.................   5,067,762  (4,757,994) (38,196,636) (13,123,376)   456,591   (437,081)
Net assets at beginning
 of year....................  34,906,409  39,664,403   59,382,320   72,505,696  8,295,128  8,732,209
                             -----------  ----------  -----------  -----------  ---------  ---------
Net assets at end of year... $39,974,171  34,906,409   21,185,684   59,382,320  8,751,719  8,295,128
                             ===========  ==========  ===========  ===========  =========  =========
Change in units (note 5):
 Units purchased............     939,385     815,352       73,678    1,240,370     64,483     59,242
 Units redeemed.............    (911,094) (1,171,539)  (4,724,433)  (1,276,871)   (91,494)  (108,038)
                             -----------  ----------  -----------  -----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      28,291    (356,187)  (4,650,755)     (36,501)   (27,011)   (48,796)
                             ===========  ==========  ===========  ===========  =========  =========

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             -----------------------------------------------
                                    VIP ASSET                VIP ASSET
                                   MANAGER/SM/              MANAGER/SM/
                                   PORTFOLIO --            PORTFOLIO --
                                  INITIAL CLASS           SERVICE CLASS 2
                             -----------------------  ----------------------

                             ------------------------------------------------
                                2012         2011        2012        2011
                             ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    154,775      433,353     (86,247)    (37,786)
 Net realized gain
   (loss) on investments....    290,237      309,622     284,629     336,232
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  5,670,969   (3,391,124)  1,122,143  (1,019,297)
 Capital gain
   distribution.............    440,298      315,595     101,563      75,978
                             ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  6,556,279   (2,332,554)  1,422,088    (644,873)
                             ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     46,216       51,043      18,656     139,398
 Death benefits.............   (557,865)  (1,521,871)      3,291    (253,468)
 Surrenders................. (6,537,505)  (7,294,693) (2,977,911) (3,083,512)
 Administrative expenses....    (64,009)     (72,480)    (28,440)    (32,533)
 Capital contribution
   (withdrawal).............         --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,237,086)  (1,768,180)   (216,943)   (467,692)
                             ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (8,350,249) (10,606,181) (3,201,347) (3,697,807)
                             ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................. (1,793,970) (12,938,735) (1,779,259) (4,342,680)
Net assets at beginning
 of year.................... 61,908,572   74,847,307  14,615,334  18,958,014
                             ----------  -----------  ----------  ----------
Net assets at end of year... 60,114,602   61,908,572  12,836,075  14,615,334
                             ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     37,114       53,355     109,101      97,928
 Units redeemed.............   (319,625)    (468,166)   (361,667)   (392,691)
                             ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (282,511)    (414,811)   (252,566)   (294,763)
                             ==========  ===========  ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                                                                                                               VIP DYNAMIC
                                                                                                                 CAPITAL
                                   VIP BALANCED           VIP CONTRAFUND(R)         VIP CONTRAFUND(R)         APPRECIATION
                                   PORTFOLIO --             PORTFOLIO --              PORTFOLIO --            PORTFOLIO --
                                 SERVICE CLASS 2            INITIAL CLASS            SERVICE CLASS 2         SERVICE CLASS 2
                             -----------------------  ------------------------  ------------------------  --------------------
                                                                               YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2012        2011         2012         2011         2012         2011        2012       2011
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (280,971)   (387,935)    (207,657)    (684,823)  (1,555,622)  (1,031,170)   (27,657)   (36,812)
 Net realized gain
   (loss) on investments....   2,050,525   1,712,212    1,572,143      114,379    4,410,275     (591,735)   242,635     67,226
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   3,316,215  (5,847,637)  16,336,784   (4,311,978)  27,291,956   (3,382,153)   217,305   (119,241)
 Capital gain
   distribution.............   3,698,005     193,762           --           --           --           --         --         --
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   8,783,774  (4,329,598)  17,701,270   (4,882,422)  30,146,609   (5,005,058)   432,283    (88,827)
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     762,920     680,095       84,192      257,491    1,747,662      698,748     18,948      8,626
 Death benefits.............    (204,067)   (121,323)  (1,433,192)  (1,910,102)    (801,731)    (673,117)    27,478    (71,734)
 Surrenders.................  (7,768,043) (6,499,002) (14,205,409) (16,744,332) (26,994,010) (18,022,052)  (473,170)  (256,267)
 Administrative expenses....    (278,823)   (252,687)    (201,247)    (212,189)  (1,330,273)    (401,148)    (6,215)    (7,281)
 Capital contribution
   (withdrawal).............          --          --           --           --           --           --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   3,157,091   7,347,812   (2,764,935)  (5,387,872) 148,900,381      168,832     73,802   (119,248)
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,330,922)  1,154,895  (18,520,591) (23,997,004) 121,522,029  (18,228,737)  (359,157)  (445,904)
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets.................   4,452,852  (3,174,703)    (819,321) (28,879,426) 151,668,638  (23,233,795)    73,126   (534,731)
Net assets at beginning
 of year....................  70,645,304  73,820,007  124,219,705  153,099,131  115,951,084  139,184,879  2,037,733  2,572,464
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
Net assets at end of year... $75,098,156  70,645,304  123,400,384  124,219,705  267,619,722  115,951,084  2,110,859  2,037,733
                             ===========  ==========  ===========  ===========  ===========  ===========  =========  =========
Change in units (note 5):
 Units purchased............   1,540,925   1,780,275      222,866      321,970   19,672,397    1,395,452    140,282     16,326
 Units redeemed.............  (1,919,186) (1,677,901)    (942,962)  (1,275,346)  (6,115,100)  (2,626,620)  (162,289)   (49,128)
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (378,261)    102,374     (720,096)    (953,376)  13,557,297   (1,231,168)   (22,007)   (32,802)
                             ===========  ==========  ===========  ===========  ===========  ===========  =========  =========

                             -------------------------


                                 VIP EQUITY-INCOME
                                   PORTFOLIO --
                                   INITIAL CLASS
                             ------------------------

                             -------------------------
                                 2012         2011
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   1,652,688    1,089,187
 Net realized gain
   (loss) on investments....    (892,129)  (2,019,830)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   7,765,810      830,312
 Capital gain
   distribution.............   6,445,612           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  14,971,981     (100,331)
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      42,467      205,362
 Death benefits.............  (1,206,878)  (1,503,542)
 Surrenders................. (11,319,582) (13,879,350)
 Administrative expenses....    (134,677)    (144,605)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,619,319)  (3,146,408)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (15,237,989) (18,468,543)
                             -----------  -----------
Increase (decrease) in
 net assets.................    (266,008) (18,568,874)
Net assets at beginning
 of year.................... 100,854,492  119,423,366
                             -----------  -----------
Net assets at end of year... 100,588,484  100,854,492
                             ===========  ===========
Change in units (note 5):
 Units purchased............     130,378      106,240
 Units redeemed.............    (703,171)    (784,094)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (572,793)    (677,854)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ------------------------------------------------------------------------------------------------
                                        VIP                       VIP                     VIP                VIP GROWTH
                                   EQUITY-INCOME               GROWTH &                GROWTH &             OPPORTUNITIES
                                    PORTFOLIO --          INCOME PORTFOLIO --     INCOME PORTFOLIO --       PORTFOLIO --
                                  SERVICE CLASS 2            INITIAL CLASS          SERVICE CLASS 2         INITIAL CLASS
                             -------------------------  ----------------------  ----------------------  --------------------

                                                                 YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2012          2011        2012        2011        2012        2011        2012       2011
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  1,637,925      302,533     162,714      64,932      63,802     (11,927)  (106,590)  (121,642)
 Net realized gain
   (loss) on investments....      440,833   (1,281,334)    574,329       3,141     458,652      57,535    483,315    242,299
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    5,678,757      817,165   3,040,971      26,555   1,543,180     (92,807) 1,209,893    (41,108)
 Capital gain
   distribution.............    8,956,040           --      11,130          --       7,066          --         --         --
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   16,713,555     (161,636)  3,789,144      94,628   2,072,700     (47,199) 1,586,618     79,549
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      601,178      133,598      95,810     140,682      70,112     169,057      3,017      7,251
 Death benefits.............     (475,210)    (417,991)   (360,738)   (488,762)   (157,860)    (97,512)  (149,308)  (238,055)
 Surrenders.................  (13,286,290) (10,649,900) (3,231,037) (3,370,459) (1,642,319) (2,026,258)  (817,030)  (747,359)
 Administrative expenses....     (638,615)    (146,316)    (51,100)    (52,712)    (47,396)    (46,686)   (19,846)   (19,352)
 Capital contribution
   (withdrawal).............           --           --          --          --          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   80,226,735   (5,151,944)   (557,746)    341,494     760,217    (636,547)   223,782    422,927
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   66,427,798  (16,232,553) (4,104,811) (3,429,757) (1,017,246) (2,637,946)  (759,385)  (574,588)
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................   83,141,353  (16,394,189)   (315,667) (3,335,129)  1,055,454  (2,685,145)   827,233   (495,039)
Net assets at beginning
 of year....................   52,474,305   68,868,494  23,428,181  26,763,310  13,548,094  16,233,239  8,841,913  9,336,952
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
Net assets at end of year... $135,615,658   52,474,305  23,112,514  23,428,181  14,603,548  13,548,094  9,669,146  8,841,913
                             ============  ===========  ==========  ==========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............   10,664,648      277,191     126,571     203,223     347,257     122,387    156,692    132,524
 Units redeemed.............   (2,939,096)  (1,625,488)   (430,059)   (446,800)   (453,511)   (383,086)  (208,844)  (176,148)
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    7,725,552   (1,348,297)   (303,488)   (243,577)   (106,254)   (260,699)   (52,152)   (43,624)
                             ============  ===========  ==========  ==========  ==========  ==========  =========  =========

                             ----------------------------------------
                               VIP GROWTH
                              OPPORTUNITIES         VIP GROWTH
                              PORTFOLIO --         PORTFOLIO --
                             SERVICE CLASS 2      INITIAL CLASS
                             --------------- -----------------------
                               PERIOD FROM          YEAR ENDED
                              JANUARY 27 TO        DECEMBER 31,
                              DECEMBER 31,   -----------------------
                                  2012          2012         2011
                             --------------- ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (409,765)     (505,159)    (697,239)
 Net realized gain
   (loss) on investments....      684,976     1,999,198    1,529,259
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    1,873,143     6,419,570   (1,469,700)
 Capital gain
   distribution.............           --            --      237,200
                               ----------    ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    2,148,354     7,913,609     (400,480)
                               ----------    ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      175,439       119,488      274,553
 Death benefits.............      (37,142)     (499,084)  (1,185,565)
 Surrenders.................   (2,351,470)   (7,085,398)  (7,615,726)
 Administrative expenses....     (150,146)      (89,468)     (97,285)
 Capital contribution
   (withdrawal).............           --            --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   29,488,228    (1,690,356)  (1,722,676)
                               ----------    ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   27,124,909    (9,244,818) (10,346,699)
                               ----------    ----------  -----------
Increase (decrease) in
 net assets.................   29,273,263    (1,331,209) (10,747,179)
Net assets at beginning
 of year....................           --    61,235,596   71,982,775
                               ----------    ----------  -----------
Net assets at end of year...   29,273,263    59,904,387   61,235,596
                               ==========    ==========  ===========
Change in units (note 5):
 Units purchased............    3,712,112        92,134      159,967
 Units redeemed.............     (977,170)     (490,082)    (612,707)
                               ----------    ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    2,734,942      (397,948)    (452,740)
                               ==========    ==========  ===========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                     ------------------------
                            VIP GROWTH
                           PORTFOLIO --
                         SERVICE CLASS 2
                     -----------------------
                            YEAR ENDED
                           DECEMBER 31,
                     -----------------------
                         2012        2011
                     -----------  ----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $  (250,207)   (302,358)
 Net realized
   gain (loss)
   on
   investments......   1,584,970   1,195,796
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   1,414,530  (1,054,144)
 Capital gain
   distribution.....          --      78,660
                     -----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....   2,749,293     (82,046)
                     -----------  ----------
From capital
 transactions
 (note 4):
 Net premiums.......     113,541      58,139
 Death benefits.....     (31,792)   (213,163)
 Surrenders.........  (2,206,975) (4,503,376)

   Administrative
   expenses.........     (47,417)    (46,620)
 Capital
   contribution
   (withdrawal).....          --          --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............  (2,815,280)  1,034,601
                     -----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (4,987,923) (3,670,419)
                     -----------  ----------
Increase
 (decrease) in
 net assets.........  (2,238,630) (3,752,465)
Net assets at
 beginning of
 year...............  19,927,842  23,680,307
                     -----------  ----------
Net assets at
 end of year........ $17,689,212  19,927,842
                     ===========  ==========
Change in
 units (note
 5):
 Units
   purchased........     325,316     626,690
 Units redeemed.....    (945,395)   (982,160)
                     -----------  ----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........    (620,079)   (355,470)
                     ===========  ==========

                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                     --------------------------------------------------------------------------------------------------------------
                         VIP GROWTH       VIP INVESTMENT GRADE     VIP MID CAP           VIP MID CAP
                     STOCK PORTFOLIO --    BOND PORTFOLIO --       PORTFOLIO --         PORTFOLIO --
                      SERVICE CLASS 2       SERVICE CLASS 2       INITIAL CLASS        SERVICE CLASS 2
                     ------------------ -----------------------  ---------------  ------------------------
                        PERIOD FROM
                       JANUARY 27 TO                                      YEAR ENDED DECEMBER 31,
                        DECEMBER 31,    -------------------------------------------------------------------
                            2012            2012        2011       2012    2011       2012         2011
                     ------------------ -----------  ----------  -------  ------  -----------  -----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........       (395,771)        669,797     267,592      (31)   (188)  (2,114,966)  (1,854,175)
 Net realized
   gain (loss)
   on
   investments......        575,129         728,355      66,494    1,497      50    3,301,304    5,279,474
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...      3,229,095        (708,183)     15,469      103  (4,371)   1,748,492  (18,321,104)
 Capital gain
   distribution.....             --       3,855,238     380,637    2,125      66   13,623,164      191,973
                         ----------     -----------  ----------  -------  ------  -----------  -----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....      3,408,453       4,545,207     730,192    3,694  (4,443)  16,557,994  (14,703,832)
                         ----------     -----------  ----------  -------  ------  -----------  -----------
From capital
 transactions
 (note 4):
 Net premiums.......        182,392       1,018,223      44,060      240     240      909,208    1,097,911
 Death benefits.....        (49,426)       (141,770)    (40,450)      --      --   (1,311,546)  (1,373,856)
 Surrenders.........     (3,233,235)    (12,869,511) (1,129,772) (11,845)     --  (18,310,069) (18,487,027)

   Administrative
   expenses.........       (219,142)       (812,821)    (72,001)      --      --     (678,879)    (293,001)
 Capital
   contribution
   (withdrawal).....             --              --          --       --      --           --           --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............     38,718,614     134,531,587   3,201,702       18      29   75,314,951  (10,687,190)
                         ----------     -----------  ----------  -------  ------  -----------  -----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...     35,399,203     121,725,708   2,003,539  (11,587)    269   55,923,665  (29,743,163)
                         ----------     -----------  ----------  -------  ------  -----------  -----------
Increase
 (decrease) in
 net assets.........     38,807,656     126,270,915   2,733,731   (7,893) (4,174)  72,481,659  (44,446,995)
Net assets at
 beginning of
 year...............             --      16,221,443  13,487,712   35,009  39,183   97,949,598  142,396,593
                         ----------     -----------  ----------  -------  ------  -----------  -----------
Net assets at
 end of year........     38,807,656     142,492,358  16,221,443   27,116  35,009  170,431,257   97,949,598
                         ==========     ===========  ==========  =======  ======  ===========  ===========
Change in
 units (note
 5):
 Units
   purchased........      4,375,744      13,117,489     576,508       10      11    8,080,442      620,491
 Units redeemed.....       (801,222)     (3,086,982)   (411,514)    (495)     --   (2,350,200)  (1,931,855)
                         ----------     -----------  ----------  -------  ------  -----------  -----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........      3,574,522      10,030,507     164,994     (485)     11    5,730,242   (1,311,364)
                         ==========     ===========  ==========  =======  ======  ===========  ===========

                     -----------------------
                          VIP OVERSEAS
                          PORTFOLIO --
                          INITIAL CLASS
                     ----------------------


                     -----------------------
                        2012        2011
                     ----------  ----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........    127,697     (14,307)
 Net realized
   gain (loss)
   on
   investments......   (479,419)   (225,686)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...  4,285,923  (4,955,782)
 Capital gain
   distribution.....     76,502      56,307
                     ----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....  4,010,703  (5,139,468)
                     ----------  ----------
From capital
 transactions
 (note 4):
 Net premiums.......     23,075      92,770
 Death benefits.....   (119,949)   (220,215)
 Surrenders......... (2,647,166) (3,422,242)

   Administrative
   expenses.........    (31,546)    (36,401)
 Capital
   contribution
   (withdrawal).....         --          --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    115,994  (1,221,639)
                     ----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions... (2,659,592) (4,807,727)
                     ----------  ----------
Increase
 (decrease) in
 net assets.........  1,351,111  (9,947,195)
Net assets at
 beginning of
 year............... 22,126,888  32,074,083
                     ----------  ----------
Net assets at
 end of year........ 23,477,999  22,126,888
                     ==========  ==========
Change in
 units (note
 5):
 Units
   purchased........     90,201      69,082
 Units redeemed.....   (223,932)   (299,537)
                     ----------  ----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........   (133,731)   (230,455)
                     ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              FIDELITY(R) VARIABLE
                               INSURANCE PRODUCTS
                                FUND (CONTINUED)
                             ----------------------

                                    VIP VALUE
                             STRATEGIES PORTFOLIO --
                                 SERVICE CLASS 2
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (39,225)    (43,346)
 Net realized gain
   (loss) on investments....    234,674      79,395
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    568,040    (706,197)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    763,489    (670,148)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     27,430      45,834
 Death benefits.............        865     (62,262)
 Surrenders.................   (411,803)   (962,402)
 Administrative expenses....     (9,243)    (12,786)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,066,102     156,682
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    673,351    (834,934)
                             ----------  ----------
Increase (decrease) in
 net assets.................  1,436,840  (1,505,082)
Net assets at beginning
 of year....................  3,057,630   4,562,712
                             ----------  ----------
Net assets at end of year... $4,494,470   3,057,630
                             ==========  ==========
Change in units (note 5):
 Units purchased............    250,184     374,031
 Units redeemed.............   (202,656)   (466,638)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     47,528     (92,607)
                             ==========  ==========


                                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             ----------------------------------------------------------------------------------------------
                                                         FRANKLIN LARGE       FRANKLIN TEMPLETON
                                  FRANKLIN INCOME          CAP GROWTH         VIP FOUNDING FUNDS          MUTUAL SHARES
                                 SECURITIES FUND --     SECURITIES FUND --    ALLOCATION FUND --        SECURITIES FUND --
                                   CLASS 2 SHARES        CLASS 2 SHARES         CLASS 2 SHARES            CLASS 2 SHARES
                             -------------------------  ----------------   ------------------------  -----------------------
                                                      YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2012         2011        2012      2011       2012         2011         2012        2011
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  25,075,390    23,860,561   (2,385)   (3,196)     947,994   (2,209,337)      49,090     432,754
 Net realized gain
   (loss) on investments....  (3,206,225)   (4,946,803)     382       263      261,149     (506,768)   5,477,768   1,608,065
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  33,953,946   (15,668,769)  38,747    (6,847)  11,963,158   (1,035,387)  (1,792,864) (3,519,437)
 Capital gain
   distribution.............          --            --       --        --           --           --           --          --
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  55,823,111     3,244,989   36,744    (9,780)  13,172,301   (3,751,492)   3,733,994  (1,478,618)
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............   2,199,146     2,660,716       --        --      376,663      545,837       80,024     585,410
 Death benefits.............  (1,057,656)   (1,199,413)      --        --     (407,259)    (229,016)    (167,929)    (74,578)
 Surrenders................. (66,602,144)  (61,259,766) (39,537)  (23,842)  (9,264,204)  (6,580,406)  (2,664,765) (4,939,462)
 Administrative expenses....  (1,461,028)   (1,537,410)  (1,076)   (1,120)    (539,079)    (556,862)     (93,286)   (310,983)
 Capital contribution
   (withdrawal).............          --            --       --        --           --           --           --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (26,923,231)  (42,300,473)  (9,588)  (15,698)  (3,537,725)  (5,237,229) (40,035,339) (2,025,400)
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (93,844,913) (103,636,346) (50,201)  (40,660) (13,371,604) (12,057,676) (42,881,295) (6,765,013)
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
Increase (decrease) in
 net assets................. (38,021,802) (100,391,357) (13,457)  (50,440)    (199,303) (15,809,168) (39,147,301) (8,243,631)
Net assets at beginning
 of year.................... 578,782,792   679,174,149  345,688   396,128  106,352,556  122,161,724   59,134,828  67,378,459
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
Net assets at end of year... 540,760,990   578,782,792  332,231   345,688  106,153,253  106,352,556   19,987,527  59,134,828
                             ===========  ============  =======   =======  ===========  ===========  ===========  ==========
Change in units (note 5):
 Units purchased............   2,134,829     3,214,728      173     3,611      416,124      976,691      165,846     787,001
 Units redeemed.............  (9,809,383)  (12,090,427)  (3,785)   (6,972)  (1,933,633)  (2,388,320)  (4,767,745) (1,408,889)
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (7,674,554)   (8,875,699)  (3,612)   (3,361)  (1,517,509)  (1,411,629)  (4,601,899)   (621,888)
                             ===========  ============  =======   =======  ===========  ===========  ===========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                           FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                             --------------------------------------------------------------------------------------------
                                                                              TEMPLETON GLOBAL
                                TEMPLETON FOREIGN      TEMPLETON FOREIGN       BOND SECURITIES        TEMPLETON GROWTH
                               SECURITIES FUND --     SECURITIES FUND --           FUND --           SECURITIES FUND --
                                 CLASS 1 SHARES         CLASS 2 SHARES         CLASS 1 SHARES          CLASS 2 SHARES
                             ----------------------  --------------------  ----------------------  ----------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                2012        2011        2012       2011       2012        2011        2012        2011
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  165,962      56,160     23,344       (687)    646,954     542,776      59,152     (28,778)
 Net realized gain
   (loss) on investments....   (153,845)     42,217    (29,828)     4,813     257,318     351,337    (248,314)   (207,500)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,460,989  (1,398,713)   241,671   (169,193)    666,030  (1,215,317)  2,282,988    (767,941)
 Capital gain
   distribution.............         --          --         --         --      19,863      80,465          --          --
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,473,106  (1,300,336)   235,187   (165,067)  1,590,165    (240,739)  2,093,826  (1,004,219)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      9,222      84,361         --         --       3,889      19,895      36,855      85,776
 Death benefits.............     30,510    (180,111)        --         --    (124,806)    (62,516)     11,937      (8,274)
 Surrenders.................   (970,467) (1,428,244)  (304,304)  (129,197) (1,953,418)   (900,928) (1,128,664)   (803,777)
 Administrative expenses....    (16,742)    (18,462)    (2,832)    (2,719)    (20,614)    (19,342)    (47,315)    (48,025)
 Capital contribution
   (withdrawal).............         --          --         --         --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............     98,252    (363,136)   475,211     65,907     713,430     792,568     568,760    (555,927)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (849,225) (1,905,592)   168,075    (66,009) (1,381,519)   (170,323)   (558,427) (1,330,227)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    623,881  (3,205,928)   403,262   (231,076)    208,646    (411,062)  1,535,399  (2,334,446)
Net assets at beginning
 of year....................  9,374,149  12,580,077  1,284,958  1,516,034  12,164,992  12,576,054  11,548,407  13,882,853
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $9,998,030   9,374,149  1,688,220  1,284,958  12,373,638  12,164,992  13,083,806  11,548,407
                             ==========  ==========  =========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    138,204     189,419     66,200     20,456      94,317     119,873     267,794     157,625
 Units redeemed.............   (209,828)   (339,614)   (43,836)   (21,635)   (173,482)   (130,195)   (343,954)   (304,503)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (71,624)   (150,195)    22,364     (1,179)    (79,165)    (10,322)    (76,160)   (146,878)
                             ==========  ==========  =========  =========  ==========  ==========  ==========  ==========

                              GE INVESTMENTS FUNDS,
                                      INC.
                             ----------------------

                                   CORE VALUE
                                 EQUITY FUND --
                                 CLASS 1 SHARES
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (58,733)   (118,554)
 Net realized gain
   (loss) on investments....    137,269     (12,007)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,516,483    (327,907)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,595,019    (458,468)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     58,812      37,743
 Death benefits.............   (259,992)   (210,398)
 Surrenders................. (1,741,995) (1,866,993)
 Administrative expenses....    (41,210)    (44,686)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (384,049)   (576,308)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,368,434) (2,660,642)
                             ----------  ----------
Increase (decrease) in
 net assets.................   (773,415) (3,119,110)
Net assets at beginning
 of year.................... 14,327,902  17,447,012
                             ----------  ----------
Net assets at end of year... 13,554,487  14,327,902
                             ==========  ==========
Change in units (note 5):
 Units purchased............     46,726      66,337
 Units redeemed.............   (241,286)   (297,143)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (194,560)   (230,806)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                     ------------------------

                          INCOME FUND --
                          CLASS 1 SHARES
                     -----------------------
                            YEAR ENDED
                           DECEMBER 31,
                     -----------------------
                         2012        2011
                     -----------  ----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $   260,930   1,209,860
 Net realized
   gain (loss)
   on
   investments......     199,879    (202,204)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   1,360,070   1,566,035
 Capital gain
   distribution.....          --          --
                     -----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....   1,820,879   2,573,691
                     -----------  ----------
From capital
 transactions
 (note 4):
 Net premiums.......     101,909      82,161
 Death benefits.....  (2,438,587)    (44,792)
 Surrenders.........  (6,634,146) (6,333,060)

   Administrative
   expenses.........     (98,441)   (102,729)
 Capital
   contribution
   (withdrawal).....          --          --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    (497,076)    186,648
                     -----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (9,566,341) (6,211,772)
                     -----------  ----------
Increase
 (decrease) in
 net assets.........  (7,745,462) (3,638,081)
Net assets at
 beginning of
 year...............  45,799,899  49,437,980
                     -----------  ----------
Net assets at
 end of year........ $38,054,437  45,799,899
                     ===========  ==========
Change in
 units (note
 5):
 Units
   purchased........     331,192     398,181
 Units redeemed.....    (973,809)   (858,039)
                     -----------  ----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........    (642,617)   (459,858)
                     ===========  ==========

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                     -------------------------------------------------------------------------------------------------------
                           INTERNATIONAL                MID-CAP
                          EQUITY FUND --            EQUITY FUND --                                    PREMIER GROWTH EQUITY
                          CLASS 1 SHARES            CLASS 1 SHARES            MONEY MARKET FUND      FUND -- CLASS 1 SHARES
                     ------------------------  ------------------------  --------------------------  ----------------------
                     PERIOD FROM               PERIOD FROM               PERIOD FROM
                     JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO         YEAR ENDED DECEMBER 31,
                      APRIL 30,   DECEMBER 31,  AUGUST 3,   DECEMBER 31,  AUGUST 3,    ------------------------------------
                         2012         2011         2012         2011         2012          2011         2012        2011
                     ------------ ------------ ------------ ------------ ------------  ------------  ----------  ----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........     (44,427)     (92,752)    (591,582)  (1,080,061)   (1,668,631)   (3,191,996)   (236,576)   (507,821)
 Net realized
   gain (loss)
   on
   investments......  (7,390,720)  (2,212,889)   2,539,461    2,931,905            --            --   2,019,003     741,657
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   8,118,583      270,547    3,233,658  (13,549,598)           --            --   4,246,025    (480,978)
 Capital gain
   distribution.....          --           --           --    4,833,196            --            --          --          --
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....     683,436   (2,035,094)   5,181,537   (6,864,558)   (1,668,631)   (3,191,996)  6,028,452    (247,142)
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
From capital
 transactions
 (note 4):
 Net premiums.......       1,235       11,321      126,360      262,834     1,217,011     7,214,010      79,833     105,296
 Death benefits.....     (27,897)    (116,998)    (315,906)  (1,102,603)  (67,799,184) (105,001,268)   (694,636)   (444,612)
 Surrenders.........    (220,883)  (1,349,345)  (5,535,587) (11,570,998)  (58,135,525) (103,503,836) (4,753,150) (4,785,383)

   Administrative
   expenses.........      (5,172)     (16,311)     (90,368)    (163,263)     (239,400)     (477,150)    (83,217)    (91,679)
 Capital
   contribution
   (withdrawal).....          --           --           --           --            --            --          --          --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............  (9,197,204)  (1,316,481) (62,689,943)  (5,204,261)  (68,803,308)  197,019,896  (3,502,413) (1,052,434)
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (9,449,921)  (2,787,814) (68,505,444) (17,778,291) (193,760,406)   (4,748,348) (8,953,583) (6,268,812)
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
Increase
 (decrease) in
 net assets.........  (8,766,485)  (4,822,908) (63,323,907) (24,642,849) (195,429,037)   (7,940,344) (2,925,131) (6,515,954)
Net assets at
 beginning of
 year...............   8,766,485   13,589,393   63,323,907   87,966,756   195,429,037   203,369,381  33,683,000  40,198,954
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
Net assets at
 end of year........          --    8,766,485           --   63,323,907            --   195,429,037  30,757,869  33,683,000
                      ==========   ==========  ===========  ===========  ============  ============  ==========  ==========
Change in
 units (note
 5):
 Units
   purchased........      24,133       25,350       73,718      298,740    14,975,576    35,242,055     181,545     159,072
 Units redeemed.....    (776,422)    (216,321)  (3,399,123)  (1,146,859)  (32,069,745)  (35,534,777)   (929,193)   (739,947)
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........    (752,289)    (190,971)  (3,325,405)    (848,119)  (17,094,169)     (292,722)   (747,648)   (580,875)
                      ==========   ==========  ===========  ===========  ============  ============  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)
                     --------------------------------------------------------------------------------------------------------
                      REAL ESTATE SECURITIES                            SMALL-CAP EQUITY FUND --     TOTAL RETURN FUND --
                      FUND -- CLASS 1 SHARES    S&P 500(R) INDEX FUND       CLASS 1 SHARES              CLASS 1 SHARES
                     -----------------------  ------------------------  ----------------------   ---------------------------
                                                                            YEAR ENDED DECEMBER 31,
                     --------------------------------------------------------------------------------------------------------
                         2012        2011         2012         2011        2012         2011         2012           2011
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $   193,860    (205,386)     657,963      396,505    (611,386)    (706,228)   (1,348,337)      (105,231)
 Net realized
   gain (loss)
   on
   investments......   3,267,567   1,262,186    5,500,323    3,191,593   1,720,374    1,202,643     9,717,443      4,602,709
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   5,748,232   4,108,776   14,566,727   (2,897,119)    342,505      499,082    93,613,828    (51,724,538)
 Capital gain
   distribution.....          --          --           --           --   3,351,066           --            --             --
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....   9,209,659   5,165,576   20,725,013      690,979   4,802,559      995,497   101,982,934    (47,227,060)
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
From capital
 transactions
 (note 4):
 Net premiums.......     344,271     735,081      990,580      357,974      65,583      263,107    15,897,233     20,418,461
 Death benefits.....    (320,304)   (464,971)  (1,942,713)  (2,318,750)   (616,157)    (495,173)   (3,223,016)    (1,045,027)
 Surrenders.........  (7,909,499) (7,558,538) (18,275,302) (22,626,398) (5,262,701)  (6,452,835) (123,904,520)  (138,599,147)

   Administrative
   expenses.........    (203,396)   (190,076)    (357,529)    (339,729)    (94,792)    (108,312)     (635,006)      (725,584)
 Capital
   contribution
   (withdrawal).....          --          --           --           --          --           --            --             --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    (181,700)   (853,572)   1,295,481   (8,814,374) (3,488,563)  (2,434,999)   19,683,128     24,345,446
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (8,270,628) (8,332,076) (18,289,483) (33,741,277) (9,396,630)  (9,228,212)  (92,182,181)   (95,605,851)
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
Increase
 (decrease) in
 net assets.........     939,031  (3,166,500)   2,435,530  (33,050,298) (4,594,071)  (8,232,715)    9,800,753   (142,832,911)
Net assets at
 beginning of
 year...............  63,441,802  66,608,302  148,250,504  181,300,802  41,381,100   49,613,815   985,186,301  1,128,019,212
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
Net assets at
 end of year........ $64,380,833  63,441,802  150,686,034  148,250,504  36,787,029   41,381,100   994,987,054    985,186,301
                     ===========  ==========  ===========  ===========  ==========   ==========  ============  =============
Change in
 units (note
 5):
 Units
   purchased........     568,179     643,246    1,607,372      736,574     104,623      223,069     7,425,947      7,272,661
 Units redeemed.....    (854,259) (1,060,989)  (2,681,820)  (3,315,999)   (614,150)    (742,723)  (14,793,417)   (15,084,521)
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........    (286,080)   (417,743)  (1,074,448)  (2,579,425)   (509,527)    (519,654)   (7,367,470)    (7,811,860)
                     ===========  ==========  ===========  ===========  ==========   ==========  ============  =============

                     ----------------------------
                         TOTAL RETURN FUND --
                            CLASS 3 SHARES
                     ----------------------------

                     ----------------------------
                          2012           2011
                     -------------  -------------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........    (6,785,678)    (5,517,662)
 Net realized
   gain (loss)
   on
   investments......     2,129,595     (3,573,108)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   103,519,554    (44,735,319)
 Capital gain
   distribution.....            --             --
                     -------------  -------------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....    98,863,471    (53,826,089)
                     -------------  -------------
From capital
 transactions
 (note 4):
 Net premiums.......    10,182,027     14,157,158
 Death benefits.....    (2,187,608)    (1,269,073)
 Surrenders.........   (89,082,909)   (81,635,942)

   Administrative
   expenses.........    (3,515,598)    (3,597,023)
 Capital
   contribution
   (withdrawal).....            --             --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............   (30,878,175)   (26,386,494)
                     -------------  -------------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (115,482,263)   (98,731,374)
                     -------------  -------------
Increase
 (decrease) in
 net assets.........   (16,618,792)  (152,557,463)
Net assets at
 beginning of
 year............... 1,014,141,581  1,166,699,044
                     -------------  -------------
Net assets at
 end of year........   997,522,789  1,014,141,581
                     =============  =============
Change in
 units (note
 5):
 Units
   purchased........     3,389,693      5,741,981
 Units redeemed.....   (15,142,246)   (15,987,359)
                     -------------  -------------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........   (11,752,553)   (10,245,378)
                     =============  =============

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              GE INVESTMENTS FUNDS,
                                 INC. (CONTINUED)
                             -----------------------  -------------------------
                                                          GENWORTH CALAMOS
                               U.S. EQUITY FUND --         GROWTH FUND --
                                  CLASS 1 SHARES           SERVICE SHARES
                             -----------------------  ------------------------
                                    YEAR ENDED        PERIOD FROM
                                   DECEMBER 31,       JANUARY 1 TO  YEAR ENDED
                             -----------------------  JANUARY 27,  DECEMBER 31,
                                 2012        2011         2012         2011
                             -----------  ----------  ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (85,034)   (249,313)     (24,938)    (345,559)
 Net realized gain
   (loss) on investments....     429,305      82,890      584,170    1,657,656
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   3,255,737  (1,099,501)     577,528   (5,084,483)
 Capital gain
   distribution.............          --          --           --    2,177,207
                             -----------  ----------  -----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   3,600,008  (1,265,924)   1,136,760   (1,595,179)
                             -----------  ----------  -----------   ----------
From capital
 transactions (note 4):
 Net premiums...............     150,542     155,617        7,661      209,937
 Death benefits.............    (279,464)   (523,814)      (1,601)     (54,403)
 Surrenders.................  (3,145,560) (3,533,985)     (89,556)  (1,720,687)
 Administrative expenses....     (66,708)    (69,191)      (7,732)    (115,790)
 Capital contribution
   (withdrawal).............          --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,265,468) (1,455,107) (19,516,438)  (1,045,566)
                             -----------  ----------  -----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,606,658) (5,426,480) (19,607,666)  (2,726,509)
                             -----------  ----------  -----------   ----------
Increase (decrease) in
 net assets.................  (1,006,650) (6,692,404) (18,470,906)  (4,321,688)
Net assets at beginning
 of year....................  26,806,067  33,498,471   18,470,906   22,792,594
                             -----------  ----------  -----------   ----------
Net assets at end of year... $25,799,417  26,806,067           --   18,470,906
                             ===========  ==========  ===========   ==========
Change in units (note 5):
 Units purchased............      66,881      96,331       30,203      649,466
 Units redeemed.............    (451,944)   (582,968)  (1,763,666)    (867,737)
                             -----------  ----------  -----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (385,063)   (486,637)  (1,733,463)    (218,271)
                             ===========  ==========  ===========   ==========

                                       GENWORTH VARIABLE INSURANCE TRUST
                             -------------------------------------------------------------------------------
                                 GENWORTH DAVIS NY       GENWORTH EATON VANCE        GENWORTH ENHANCED
                                  VENTURE FUND --       LARGE CAP VALUE FUND --  INTERNATIONAL INDEX FUND --
                                  SERVICE SHARES            SERVICE SHARES            SERVICE SHARES
                             ------------------------  ------------------------  --------------------------
                             PERIOD FROM               PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO   YEAR ENDED
                             JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31, JANUARY 27,   DECEMBER 31,
                                 2012         2011         2012         2011         2012          2011
                             ------------ ------------ ------------ ------------ ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (8,358)    (64,166)      (56,070)    (171,961)      (4,559)       93,095
 Net realized gain
   (loss) on investments....   1,070,897       2,418     2,704,214      944,154   (2,845,066)       93,292
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (543,093)   (788,608)   (1,113,497)  (4,121,632)   2,942,287    (1,414,971)
 Capital gain
   distribution.............          --          --            --      675,045           --            --
                             -----------   ---------   -----------   ----------   ----------    ----------
    Increase (decrease)
     in net assets from
     operations.............     519,446    (850,356)    1,534,647   (2,674,394)      92,662    (1,228,584)
                             -----------   ---------   -----------   ----------   ----------    ----------
From capital
 transactions (note 4):
 Net premiums...............       8,456     152,581        14,740      451,807       13,500        72,126
 Death benefits.............          --     (43,654)       (5,529)     (77,904)          --        (7,657)
 Surrenders.................     (10,306)   (455,442)     (181,790)  (3,312,527)      (5,548)     (436,507)
 Administrative expenses....      (2,456)    (56,098)      (18,417)    (243,355)        (888)      (20,837)
 Capital contribution
   (withdrawal).............  (3,031,641)     18,934            --           --   (6,623,311)       83,761
 Transfers between
   subaccounts
   (including fixed
   account), net............  (7,402,594)  2,511,978   (42,464,662)   1,394,023   (1,327,352)     (301,435)
                             -----------   ---------   -----------   ----------   ----------    ----------
    Increase (decrease)
     in net assets from
     capital transactions... (10,438,541)  2,128,299   (42,655,658)  (1,787,956)  (7,943,599)     (610,549)
                             -----------   ---------   -----------   ----------   ----------    ----------
Increase (decrease) in
 net assets.................  (9,919,095)  1,277,943   (41,121,011)  (4,462,350)  (7,850,937)   (1,839,133)
Net assets at beginning
 of year....................   9,919,095   8,641,152    41,121,011   45,583,361    7,850,937     9,690,070
                             -----------   ---------   -----------   ----------   ----------    ----------
Net assets at end of year...          --   9,919,095            --   41,121,011           --     7,850,937
                             ===========   =========   ===========   ==========   ==========    ==========
Change in units (note 5):
 Units purchased............      21,285     629,510        13,696      889,919        3,246       129,663
 Units redeemed.............    (765,385)   (440,843)   (4,749,430)  (1,062,927)    (408,694)     (182,433)
                             -----------   ---------   -----------   ----------   ----------    ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (744,100)    188,667    (4,735,734)    (173,008)    (405,448)      (52,770)
                             ===========   =========   ===========   ==========   ==========    ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                           GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             --------------------------------------------------------------------------------
                                                            GENWORTH LEGG MASON
                               GENWORTH GOLDMAN SACHS     CLEARBRIDGE AGGRESSIVE         GENWORTH PIMCO
                              ENHANCED CORE BOND INDEX        GROWTH FUND --           STOCKSPLUS FUND --
                               FUND -- SERVICE SHARES         SERVICE SHARES             SERVICE SHARES
                             --------------------------  ------------------------  -------------------------
                              PERIOD FROM                PERIOD FROM               PERIOD FROM
                              JANUARY 1 TO   YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO   YEAR ENDED
                              JANUARY 27,   DECEMBER 31, JANUARY 27,  DECEMBER 31, JANUARY 27,   DECEMBER 31,
                                  2012          2011         2012         2011         2012          2011
                             -------------  ------------ ------------ ------------ ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    (184,708)     270,334      (54,200)    (756,220)     (211,935)   1,216,203
 Net realized gain
   (loss) on investments....      (297,093)     130,000    2,169,952    1,101,186      (158,643)   3,230,021
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (1,312,998)   6,393,868      533,830   (2,617,264)    6,788,757  (15,490,312)
 Capital gain
   distribution.............            --           --           --    2,733,689            --   12,346,986
                             -------------  -----------  -----------   ----------  ------------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (1,794,799)   6,794,202    2,649,582      461,391     6,418,179    1,302,898
                             -------------  -----------  -----------   ----------  ------------  -----------
From capital
 transactions (note 4):
 Net premiums...............        48,243    1,423,816       14,725      422,841        59,049    1,590,609
 Death benefits.............       (18,311)    (279,276)      (5,473)     (88,631)        5,245     (328,589)
 Surrenders.................      (702,316) (11,395,384)    (180,599)  (3,368,376)     (714,586) (12,329,861)
 Administrative expenses....       (60,704)    (869,675)     (17,887)    (239,856)      (69,819)    (938,758)
 Capital contribution
   (withdrawal).............            --           --           --           --            --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (135,301,327)  (8,548,332) (41,563,859)  (2,342,144) (160,286,291)  (8,094,316)
                             -------------  -----------  -----------   ----------  ------------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (136,034,415) (19,668,851) (41,753,093)  (5,616,166) (161,006,402) (20,100,915)
                             -------------  -----------  -----------   ----------  ------------  -----------
Increase (decrease) in
 net assets.................  (137,829,214) (12,874,649) (39,103,511)  (5,154,775) (154,588,223) (18,798,017)
Net assets at beginning
 of year....................   137,829,214  150,703,863   39,103,511   44,258,286   154,588,223  173,386,240
                             -------------  -----------  -----------   ----------  ------------  -----------
Net assets at end of year... $          --  137,829,214           --   39,103,511            --  154,588,223
                             =============  ===========  ===========   ==========  ============  ===========
Change in units (note 5):
 Units purchased............       288,863    2,611,345        7,041      850,443        33,207    1,860,664
 Units redeemed.............   (11,588,786)  (4,242,109)  (3,287,764)  (1,286,597)  (12,943,309)  (3,457,302)
                             -------------  -----------  -----------   ----------  ------------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (11,299,923)  (1,630,764)  (3,280,723)    (436,154)  (12,910,102)  (1,596,638)
                             =============  ===========  ===========   ==========  ============  ===========

                                                            GOLDMAN SACHS
                                                         VARIABLE INSURANCE
                                                                TRUST
                             ------------------------- ----------------------

                                GENWORTH PYRAMIS(R)      GOLDMAN SACHS LARGE
                                SMALL/MID CAP CORE        CAP VALUE FUND --
                              FUND -- SERVICE SHARES    INSTITUTIONAL SHARES
                             ------------------------  ----------------------
                             PERIOD FROM
                             JANUARY 1 TO       YEAR ENDED DECEMBER 31,
                             JANUARY 27,  -----------------------------------
                                 2012         2011        2012        2011
                             ------------ -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (54,306)    (568,227)    (14,666)    (35,981)
 Net realized gain
   (loss) on investments....  (2,576,149)   2,309,596     (42,195)   (125,218)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   4,810,418  (13,143,039)  1,414,193    (803,153)
 Capital gain
   distribution.............          --    8,185,773     229,612          --
                             -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   2,179,963   (3,215,897)  1,586,944    (964,352)
                             -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      14,770      388,466         168      13,769
 Death benefits.............      (5,191)     (78,905)   (141,587)    (86,293)
 Surrenders.................    (181,507)  (3,341,878) (1,032,835) (1,281,750)
 Administrative expenses....     (18,124)    (238,382)    (16,020)    (17,241)
 Capital contribution
   (withdrawal).............          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (41,432,562)     759,913    (716,978)   (450,616)
                             -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (41,622,614)  (2,510,786) (1,907,252) (1,822,131)
                             -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................. (39,442,651)  (5,726,683)   (320,308) (2,786,483)
Net assets at beginning
 of year....................  39,442,651   45,169,334   9,728,378  12,514,861
                             -----------  -----------  ----------  ----------
Net assets at end of year...          --   39,442,651   9,408,070   9,728,378
                             ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............      12,163    1,269,926      29,872      69,797
 Units redeemed.............  (4,189,661)  (1,442,737)   (209,972)   (248,395)
                             -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (4,177,498)    (172,811)   (180,100)   (178,598)
                             ===========  ===========  ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                              (CONTINUED)
                             --------------------------------------------  ---------------------

                                                       GOLDMAN SACHS MONEY  JPMORGAN INSURANCE
                               GOLDMAN SACHS MID CAP     MARKET FUND --       TRUST CORE BOND
                                    VALUE FUND           SERVICE SHARES    PORTFOLIO -- CLASS 1
                             ------------------------  ------------------- --------------------
                                    YEAR ENDED             PERIOD FROM
                                   DECEMBER 31,            AUGUST 3 TO
                             ------------------------     DECEMBER 31,     ---------------------
                                 2012         2011            2012            2012       2011
                             -----------  -----------  ------------------- ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (204,627)    (496,667)      (1,312,265)      146,574    210,331
 Net realized gain
   (loss) on investments....     931,085      529,647               --        76,987     57,387
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   7,785,914   (4,909,242)              --       (50,258)    37,064
 Capital gain
   distribution.............          --           --               --            --         --
                             -----------  -----------      -----------     ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   8,512,372   (4,876,262)      (1,312,265)      173,303    304,782
                             -----------  -----------      -----------     ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     122,708       97,854          576,467            --         --
 Death benefits.............    (751,484)    (431,475)     (38,187,419)           --         --
 Surrenders.................  (7,225,620)  (8,907,763)     (30,263,042)     (805,810)  (472,070)
 Administrative expenses....     (91,603)     (99,807)        (214,899)       (7,453)    (7,944)
 Capital contribution
   (withdrawal).............          --           --               --            --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (422,926)  (1,268,639)     271,010,143       (87,108)  (210,464)
                             -----------  -----------      -----------     ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (8,368,925) (10,609,830)     202,921,250      (900,371)  (690,478)
                             -----------  -----------      -----------     ---------  ---------
Increase (decrease) in
 net assets.................     143,447  (15,486,092)     201,608,985      (727,068)  (385,696)
Net assets at beginning
 of year....................  53,592,062   69,078,154               --     5,280,101  5,665,797
                             -----------  -----------      -----------     ---------  ---------
Net assets at end of year... $53,735,509   53,592,062      201,608,985     4,553,033  5,280,101
                             ===========  ===========      ===========     =========  =========
Change in units (note 5):
 Units purchased............     187,976      433,125       32,291,069        46,317     57,109
 Units redeemed.............    (554,868)    (910,206)     (12,001,042)     (112,854)  (110,104)
                             -----------  -----------      -----------     ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (366,892)    (477,081)      20,290,027       (66,537)   (52,995)
                             ===========  ===========      ===========     =========  =========

                                    JPMORGAN INSURANCE TRUST
                             ---------------------------------------------------------------
                                                       JPMORGAN              JPMORGAN
                              JPMORGAN INSURANCE    INSURANCE TRUST      INSURANCE TRUST
                              TRUST EQUITY INDEX   INTERNATIONAL EQUITY  INTREPID GROWTH
                             PORTFOLIO -- CLASS 1  PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1
                             --------------------  -------------------  -------------------

                                    YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------
                                2012       2011      2012       2011      2012       2011
                             ---------  ---------   -------   -------   --------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (1,029)    (4,737)     235        108     (8,410)   (5,486)
 Net realized gain
   (loss) on investments....   142,621     45,122    2,007     13,338     35,525    17,670
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    94,245    (36,911)  12,699    (23,276)    63,849   (12,011)
 Capital gain
   distribution.............        --         --       --         --         --        --
                             ---------  ---------   -------   -------   --------   -------
    Increase (decrease)
     in net assets from
     operations.............   235,837      3,474   14,941     (9,830)    90,964       173
                             ---------  ---------   -------   -------   --------   -------
From capital
 transactions (note 4):
 Net premiums...............        --         --       --         --         --        --
 Death benefits.............        --         --       --         --         --        --
 Surrenders.................  (257,854)  (137,301)  (6,576)    (7,080)  (147,145)  (32,352)
 Administrative expenses....    (2,143)    (2,504)    (480)      (421)      (692)     (518)
 Capital contribution
   (withdrawal).............        --         --       --         --         --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (550,461)    14,812   (6,797)    (9,917)   151,200    50,228
                             ---------  ---------   -------   -------   --------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (810,458)  (124,993) (13,853)   (17,418)     3,363    17,358
                             ---------  ---------   -------   -------   --------   -------
Increase (decrease) in
 net assets.................  (574,621)  (121,519)   1,088    (27,248)    94,327    17,531
Net assets at beginning
 of year.................... 2,155,941  2,277,460   81,992    109,240    578,348   560,817
                             ---------  ---------   -------   -------   --------   -------
Net assets at end of year... 1,581,320  2,155,941   83,080     81,992    672,675   578,348
                             =========  =========   =======   =======   ========   =======
Change in units (note 5):
 Units purchased............    17,099     29,132      680      7,735     22,368    14,892
 Units redeemed.............   (96,773)   (41,318)  (1,628)    (8,758)   (21,089)  (13,213)
                             ---------  ---------   -------   -------   --------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (79,674)   (12,186)    (948)    (1,023)     1,279     1,679
                             =========  =========   =======   =======   ========   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         JPMORGAN INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------------------------
                                  JPMORGAN            JPMORGAN             JPMORGAN            JPMORGAN
                               INSURANCE TRUST     INSURANCE TRUST      INSURANCE TRUST     INSURANCE TRUST
                              INTREPID MID CAP     MID CAP GROWTH        MID CAP VALUE      SMALL CAP CORE
                             PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1
                             ------------------   -------------------  -------------------  -------------------
                                                                YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------
                                2012       2011     2012       2011      2012       2011     2012       2011
                             ---------   -------   -------   -------    -------   -------    ------     ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (5,941)   (6,161) (10,118)   (10,315)     (735)      (338)    (527)      (389)
 Net realized gain
   (loss) on investments....    24,881    17,253   35,162     29,357    15,008     27,792    1,356        943
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    53,908   (23,075)  40,996    (54,281)    5,065    (24,264)   3,659     (2,423)
 Capital gain
   distribution.............        --        --    6,322         --        --         --       --         --
                             ---------   -------   -------   -------    -------   -------    ------     ------
    Increase (decrease)
     in net assets from
     operations.............    72,848   (11,983)  72,362    (35,239)   19,338      3,190    4,488     (1,869)
                             ---------   -------   -------   -------    -------   -------    ------     ------
From capital
 transactions (note 4):
 Net premiums...............        --        --       --         --        --         --       --         --
 Death benefits.............        --        --       --         --        --         --       --         --
 Surrenders.................   (88,749)  (34,868) (73,590)   (32,272)  (40,533)   (27,801)  (2,632)    (2,855)
 Administrative expenses....      (528)     (509)    (512)      (487)     (378)      (364)     (24)       (47)
 Capital contribution
   (withdrawal).............        --        --       --         --        --         --       --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (22,063)   17,673  (16,674)    35,542     7,703    (13,128)  20,086          1
                             ---------   -------   -------   -------    -------   -------    ------     ------
    Increase (decrease)
     in net assets from
     capital transactions...  (111,340)  (17,704) (90,776)     2,783   (33,208)   (41,293)  17,430     (2,901)
                             ---------   -------   -------   -------    -------   -------    ------     ------
Increase (decrease) in
 net assets.................   (38,492)  (29,687) (18,414)   (32,456)  (13,870)   (38,103)  21,918     (4,770)
Net assets at beginning
 of year....................   545,467   575,154  516,454    548,910   117,780    155,883   25,400     30,170
                             ---------   -------   -------   -------    -------   -------    ------     ------
Net assets at end of year... $ 506,975   545,467  498,040    516,454   103,910    117,780   47,318     25,400
                             =========   =======   =======   =======    =======   =======    ======     ======
Change in units (note 5):
 Units purchased............     5,046    12,100    7,207     13,146       818      3,857    1,492         --
 Units redeemed.............   (15,726)  (13,188) (15,052)   (12,041)   (2,721)    (6,328)    (524)      (192)
                             ---------   -------   -------   -------    -------   -------    ------     ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (10,680)   (1,088)  (7,845)     1,105    (1,903)    (2,471)     968       (192)
                             =========   =======   =======   =======    =======   =======    ======     ======

                             --------------------
                                   JPMORGAN
                                INSURANCE TRUST
                                  U.S. EQUITY
                             PORTFOLIO -- CLASS 1
                             --------------------

                             --------------------
                                2012       2011
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (7,338)   (17,135)
 Net realized gain
   (loss) on investments....   139,255     38,363
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   137,623    (98,045)
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   269,540    (76,817)
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        --         --
 Death benefits.............        --         --
 Surrenders.................  (274,088)  (128,856)
 Administrative expenses....    (1,626)    (1,947)
 Capital contribution
   (withdrawal).............        --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (653,176)   166,804
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (928,890)    36,001
                             ---------  ---------
Increase (decrease) in
 net assets.................  (659,350)   (40,816)
Net assets at beginning
 of year.................... 2,160,636  2,201,452
                             ---------  ---------
Net assets at end of year... 1,501,286  2,160,636
                             =========  =========
Change in units (note 5):
 Units purchased............    12,316     38,324
 Units redeemed.............   (92,504)   (34,661)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (80,188)     3,663
                             =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                  JANUS ASPEN SERIES
                             -----------------------------------------------------------------------------

                               BALANCED PORTFOLIO --      BALANCED PORTFOLIO --   ENTERPRISE PORTFOLIO --
                                INSTITUTIONAL SHARES         SERVICE SHARES         INSTITUTIONAL SHARES
                             -------------------------  ------------------------  -----------------------
                                                                                YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------
                                 2012          2011         2012         2011        2012         2011
                             ------------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  1,338,706    1,055,975      917,655      496,032    (725,781)    (804,799)
 Net realized gain
   (loss) on investments....    1,951,943    2,724,176    2,100,104    3,298,405   2,528,678    2,726,970
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    1,019,638   (8,988,103)   2,318,133  (11,802,930)  5,517,523   (3,294,601)
 Capital gain
   distribution.............    7,284,021    5,704,206    9,219,108    7,494,089          --           --
                             ------------  -----------  -----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   11,594,308      496,254   14,555,000     (514,404)  7,320,420   (1,372,430)
                             ------------  -----------  -----------  -----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       77,766      378,142      798,599    1,691,116     101,192       88,503
 Death benefits.............   (2,276,886)  (2,211,263)    (770,659)    (784,163)   (653,033)    (545,265)
 Surrenders.................  (13,710,346) (15,054,896) (16,891,883) (21,025,961) (5,558,412)  (6,627,388)
 Administrative expenses....     (164,447)    (176,806)    (459,419)    (476,423)    (88,076)     (92,966)
 Capital contribution
   (withdrawal).............           --           --           --           --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (231,036)    (448,366)  (1,586,379)  (4,895,567) (1,146,663)  (3,077,722)
                             ------------  -----------  -----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (16,304,949) (17,513,189) (18,909,741) (25,490,998) (7,344,992) (10,254,838)
                             ------------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in
 net assets.................   (4,710,641) (17,016,935)  (4,354,741) (26,005,402)    (24,572) (11,627,268)
Net assets at beginning
 of year....................  101,966,693  118,983,628  133,861,017  159,866,419  49,327,588   60,954,856
                             ------------  -----------  -----------  -----------  ----------  -----------
Net assets at end of year... $ 97,256,052  101,966,693  129,506,276  133,861,017  49,303,016   49,327,588
                             ============  ===========  ===========  ===========  ==========  ===========
Change in units (note 5):
 Units purchased............      137,048      200,500      777,553    1,085,921      87,533       59,835
 Units redeemed.............     (781,475)    (945,052)  (2,110,127)  (2,979,050)   (370,912)    (566,478)
                             ------------  -----------  -----------  -----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (644,427)    (744,552)  (1,332,574)  (1,893,129)   (283,379)    (506,643)
                             ============  ===========  ===========  ===========  ==========  ===========

                             -----------------------------------------------
                                                            FLEXIBLE
                             ENTERPRISE PORTFOLIO --    BOND PORTFOLIO --
                                 SERVICE SHARES       INSTITUTIONAL SHARES
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2012        2011        2012        2011
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (76,854)    (96,643)    441,968     535,571
 Net realized gain
   (loss) on investments....    399,734     705,415      90,160     150,279
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    382,029    (787,024)    505,410    (816,382)
 Capital gain
   distribution.............         --          --     417,776   1,325,047
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    704,909    (178,252)  1,455,314   1,194,515
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     21,759     156,494      30,730      10,304
 Death benefits.............   (172,823)   (208,068)   (334,657)   (303,019)
 Surrenders................. (1,143,895) (1,413,845) (2,651,129) (3,116,582)
 Administrative expenses....     (6,874)     (8,187)    (32,875)    (33,116)
 Capital contribution
   (withdrawal).............         --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (72,338)    (56,051)  1,037,380    (312,032)
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,374,171) (1,529,657) (1,950,551) (3,754,445)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (669,262) (1,707,909)   (495,237) (2,559,930)
Net assets at beginning
 of year....................  5,081,582   6,789,491  22,216,892  24,776,822
                             ----------  ----------  ----------  ----------
Net assets at end of year...  4,412,320   5,081,582  21,721,655  22,216,892
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     29,559     245,736     101,930     122,829
 Units redeemed.............   (210,663)   (448,849)   (187,934)   (298,299)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (181,104)   (203,113)    (86,004)   (175,470)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                           JANUS ASPEN SERIES (CONTINUED)
                             ---------------------------------------------------------------------------------------------------
                                                                                   GLOBAL TECHNOLOGY
                                FORTY PORTFOLIO --        FORTY PORTFOLIO --         PORTFOLIO --          JANUS PORTFOLIO --
                               INSTITUTIONAL SHARES         SERVICE SHARES          SERVICE SHARES        INSTITUTIONAL SHARES
                             ------------------------  -----------------------  ----------------------  -----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2012         2011        2012         2011        2012        2011        2012         2011
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (338,664)    (512,589)   (610,551)    (701,319)    (91,512)   (109,901)   (455,007)    (480,611)
 Net realized gain
   (loss) on investments....   2,522,847    2,176,136   2,878,116    1,550,345     361,105     720,245   1,414,634    1,405,826
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   6,363,791   (5,227,894)  7,853,209   (4,774,532)    732,836  (1,335,648)  6,236,024   (4,511,335)
 Capital gain
   distribution.............          --           --          --           --          --          --     875,627           --
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   8,547,974   (3,564,347) 10,120,774   (3,925,506)  1,002,429    (725,304)  8,071,278   (3,586,120)
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      95,138      115,417     322,519      545,119      53,786       7,785     111,609      262,335
 Death benefits.............  (1,190,902)  (1,183,951)   (324,170)    (369,180)   (246,715)   (124,572)   (778,536)  (1,227,408)
 Surrenders.................  (5,044,863)  (5,716,374) (5,600,718)  (5,283,383)   (784,835)   (958,244) (5,323,534)  (7,335,592)
 Administrative expenses....     (76,306)     (81,185)   (260,780)    (228,191)    (12,651)    (14,920)    (91,861)     (98,545)
 Capital contribution
   (withdrawal).............          --           --          --           --          --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (770,197)  (2,754,618)  4,382,219   (1,199,849)   (274,523)   (279,534) (1,612,623)  (2,028,660)
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,987,130)  (9,620,711) (1,480,930)  (6,535,484) (1,264,938) (1,369,485) (7,694,945) (10,427,870)
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................   1,560,844  (13,185,058)  8,639,844  (10,460,990)   (262,509) (2,094,789)    376,333  (14,013,990)
Net assets at beginning
 of year....................  39,819,375   53,004,433  44,050,341   54,511,331   6,061,136   8,155,925  49,567,914   63,581,904
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
Net assets at end of year... $41,380,219   39,819,375  52,690,185   44,050,341   5,798,627   6,061,136  49,944,247   49,567,914
                             ===========  ===========  ==========  ===========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............     110,032       54,845   1,625,216      823,827      83,377     459,995      50,297       72,646
 Units redeemed.............    (443,450)    (543,983) (1,668,496)  (1,357,995)   (327,329)   (741,624)   (526,482)    (798,056)
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (333,418)    (489,138)    (43,280)    (534,168)   (243,952)   (281,629)   (476,185)    (725,410)
                             ===========  ===========  ==========  ===========  ==========  ==========  ==========  ===========

                             ----------------------

                               JANUS PORTFOLIO --
                                 SERVICE SHARES
                             ---------------------

                             ----------------------
                                2012       2011
                             ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (46,853)    (53,134)
 Net realized gain
   (loss) on investments....   204,798     203,440
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   420,847    (458,334)
 Capital gain
   distribution.............    70,561          --
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   649,353    (308,028)
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............    22,250      56,555
 Death benefits.............  (117,501)      3,961
 Surrenders.................  (738,733)   (991,737)
 Administrative expenses....    (7,012)     (7,103)
 Capital contribution
   (withdrawal).............        --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (83,807)     (4,954)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (924,803)   (943,278)
                             ---------  ----------
Increase (decrease) in
 net assets.................  (275,450) (1,251,306)
Net assets at beginning
 of year.................... 4,114,769   5,366,075
                             ---------  ----------
Net assets at end of year... 3,839,319   4,114,769
                             =========  ==========
Change in units (note 5):
 Units purchased............     6,215      22,465
 Units redeemed.............  (130,063)   (160,344)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (123,848)   (137,879)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                               JANUS ASPEN SERIES (CONTINUED)
                             -------------------------------------------------------------------------------------------------



                               OVERSEAS PORTFOLIO --    OVERSEAS PORTFOLIO --   WORLDWIDE PORTFOLIO --  WORLDWIDE PORTFOLIO --
                               INSTITUTIONAL SHARES        SERVICE SHARES        INSTITUTIONAL SHARES       SERVICE SHARES
                             ------------------------  ----------------------  -----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2012         2011        2012        2011        2012         2011        2012        2011
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (408,683)    (771,935)    (66,371)   (137,494)   (289,651)    (522,219)    (40,106)    (64,988)
 Net realized gain
   (loss) on investments....  (1,159,223)   3,331,925     449,850   1,733,836    (528,194)    (182,014)      7,372      78,097
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,862,123  (32,440,193)   (353,367) (6,053,011)  9,555,650   (8,581,122)    817,463    (934,911)
 Capital gain
   distribution.............   5,557,944      760,924     732,292     118,501          --           --          --          --
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   5,852,161  (29,119,279)    762,404  (4,338,168)  8,737,805   (9,285,355)    784,729    (921,802)
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      33,157      253,581          --          --      72,847      103,111      26,163       7,882
 Death benefits.............    (729,306)  (1,105,390)   (174,004)   (181,526) (1,010,564)    (821,341)   (177,794)    (72,501)
 Surrenders.................  (5,613,791)  (9,250,554) (1,201,597) (2,360,253) (5,817,564)  (7,413,905)   (770,895)   (869,363)
 Administrative expenses....     (80,873)    (104,493)    (15,726)    (28,510)    (81,582)     (95,623)     (7,111)     (8,613)
 Capital contribution
   (withdrawal).............          --           --          --          --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,846,141)  (6,010,104)   (698,726) (1,465,494) (1,225,862)  (1,933,077)   (234,685)     20,139
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (9,236,954) (16,216,960) (2,090,053) (4,035,783) (8,062,725) (10,160,835) (1,164,322)   (922,456)
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  (3,384,793) (45,336,239) (1,327,649) (8,373,951)    675,080  (19,446,190)   (379,593) (1,844,258)
Net assets at beginning
 of year....................  53,699,203   99,035,442   7,619,356  15,993,307  51,192,330   70,638,520   4,955,506   6,799,764
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
Net assets at end of year... $50,314,410   53,699,203   6,291,707   7,619,356  51,867,410   51,192,330   4,575,913   4,955,506
                             ===========  ===========  ==========  ==========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     118,300      154,544       2,344       1,915      91,003       54,114      38,469      89,531
 Units redeemed.............    (456,847)    (640,845)   (145,409)   (231,193)   (511,244)    (615,625)   (232,644)   (234,438)
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (338,547)    (486,301)   (143,065)   (229,278)   (420,241)    (561,511)   (194,175)   (144,907)
                             ===========  ===========  ==========  ==========  ==========  ===========  ==========  ==========

                              LEGG MASON PARTNERS
                             VARIABLE EQUITY TRUST
                             ---------------------
                                   LEGG MASON
                              CLEARBRIDGE VARIABLE
                               AGGRESSIVE GROWTH
                                  PORTFOLIO --
                                    CLASS II
                             ---------------------

                             ----------------------
                                2012        2011
                             ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (79,282)   (93,633)
 Net realized gain
   (loss) on investments....    402,998    276,400
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    350,379   (377,650)
 Capital gain
   distribution.............    183,461         --
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............    857,556   (194,883)
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      3,285     10,947
 Death benefits.............     11,252    (14,749)
 Surrenders.................   (770,640)  (857,175)
 Administrative expenses....    (16,372)   (15,940)
 Capital contribution
   (withdrawal).............         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (667,991)   604,301
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (1,440,466)  (272,616)
                             ----------  ---------
Increase (decrease) in
 net assets.................   (582,910)  (467,499)
Net assets at beginning
 of year....................  5,388,306  5,855,805
                             ----------  ---------
Net assets at end of year...  4,805,396  5,388,306
                             ==========  =========
Change in units (note 5):
 Units purchased............     40,291    182,045
 Units redeemed.............   (131,801)  (226,442)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (91,510)   (44,397)
                             ==========  =========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                 LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)
                             --------------------------------------------------------------------------------------------
                                   LEGG MASON             LEGG MASON             LEGG MASON              LEGG MASON
                              CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE
                                 EQUITY INCOME          EQUITY INCOME        FUNDAMENTAL ALL CAP       LARGE CAP VALUE
                              BUILDER PORTFOLIO --   BUILDER PORTFOLIO --    VALUE PORTFOLIO --         PORTFOLIO --
                                    CLASS I                CLASS II                CLASS I                 CLASS I
                             ---------------------  ---------------------  ----------------------  ----------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                2012        2011       2012       2011        2012        2011        2012        2011
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   87,843     91,689     51,793      69,927       1,222     (28,575)     79,004      76,979
 Net realized gain
   (loss) on investments....    (39,060)  (157,290)   (74,539)   (303,883)    (67,341)   (128,573)    295,310     134,892
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    603,679    372,324    819,220     652,047     870,061    (415,543)  1,024,951     173,676
 Capital gain
   distribution.............         --         --         --          --          --          --       9,895          --
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    652,462    306,723    796,474     418,091     803,942    (572,691)  1,409,160     385,547
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     13,600     61,341     30,000      40,400     202,923      36,357       2,610      13,540
 Death benefits.............     19,461     (5,493)     3,037     (13,325)     (4,827)    (90,684)     81,980     (99,577)
 Surrenders.................   (985,046)  (613,706)  (932,711)   (874,240)   (608,474)   (831,959) (1,150,109)   (977,133)
 Administrative expenses....    (11,028)    (8,579)    (9,364)     (8,395)    (24,381)    (25,966)    (16,974)    (17,600)
 Capital contribution
   (withdrawal).............         --         --         --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,238,488    684,816    161,781    (414,167)   (696,354)   (701,401)   (132,398)   (172,916)
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    275,475    118,379   (747,257) (1,269,727) (1,131,113) (1,613,653) (1,214,891) (1,253,686)
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    927,937    425,102     49,217    (851,636)   (327,171) (2,186,344)    194,269    (868,139)
Net assets at beginning
 of year....................  5,086,218  4,661,116  7,131,310   7,982,946   6,578,458   8,764,802  10,002,896  10,871,035
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $6,014,155  5,086,218  7,180,527   7,131,310   6,251,287   6,578,458  10,197,165  10,002,896
                             ==========  =========  =========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    185,832    111,036    118,281     114,649      48,604      56,441      57,200      67,200
 Units redeemed.............   (157,830)   (96,962)  (199,594)   (260,977)   (180,933)   (246,305)   (134,229)   (150,506)
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     28,002     14,074    (81,313)   (146,328)   (132,329)   (189,864)    (77,029)    (83,306)
                             ==========  =========  =========  ==========  ==========  ==========  ==========  ==========

                               LEGG MASON PARTNERS
                              VARIABLE INCOME TRUST
                             ----------------------

                                  WESTERN ASSET
                               VARIABLE STRATEGIC
                                BOND PORTFOLIO --
                                     CLASS I
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    185,430     295,524
 Net realized gain
   (loss) on investments....    141,257      54,769
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    560,550     382,928
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    887,237     733,221
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............        150         475
 Death benefits.............   (183,520)   (166,667)
 Surrenders................. (1,175,877) (1,869,410)
 Administrative expenses....    (22,847)    (21,841)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    775,856   1,046,927
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (606,238) (1,010,516)
                             ----------  ----------
Increase (decrease) in
 net assets.................    280,999    (277,295)
Net assets at beginning
 of year.................... 14,295,126  14,572,421
                             ----------  ----------
Net assets at end of year... 14,576,125  14,295,126
                             ==========  ==========
Change in units (note 5):
 Units purchased............    115,816     153,085
 Units redeemed.............   (149,545)   (220,453)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (33,729)    (67,368)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      MFS(R) VARIABLE INSURANCE TRUST
                             ---------------------------------------------------------------------------------------------
                                 MFS(R) INVESTORS        MFS(R) INVESTORS      MFS(R) NEW DISCOVERY   MFS(R) STRATEGIC
                              GROWTH STOCK SERIES --      TRUST SERIES --            SERIES --        INCOME SERIES --
                               SERVICE CLASS SHARES    SERVICE CLASS SHARES    SERVICE CLASS SHARES   SERVICE CLASS SHARES
                             -----------------------  ----------------------  ----------------------  -------------------
                                                                          YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                 2012        2011        2012        2011        2012        2011        2012      2011
                             -----------  ----------  ----------  ----------  ----------  ----------   -------   ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (123,862)   (137,062)    (65,310)    (74,470)   (334,452)   (454,013)   3,311     3,080
 Net realized gain
   (loss) on investments....     521,529     481,041     375,025     377,639     338,857   2,060,421    1,314       288
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     462,124    (441,308)    896,813    (608,440)  1,905,874  (8,519,721)   2,208    (1,039)
 Capital gain
   distribution.............     442,360          --          --          --   2,017,835   3,452,411       --        --
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
    Increase (decrease)
     in net assets from
     operations.............   1,302,151     (97,329)  1,206,528    (305,271)  3,928,114  (3,460,902)   6,833     2,329
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
From capital
 transactions (note 4):
 Net premiums...............      20,030      35,731      20,626     138,873     190,925     227,110       --        --
 Death benefits.............    (134,232)    (31,981)   (103,774)   (131,736)   (221,719)   (114,720)      --        --
 Surrenders.................  (1,432,988) (1,442,184) (1,251,059) (1,781,891) (3,426,093) (4,620,936) (12,020)     (761)
 Administrative expenses....     (18,824)    (21,863)    (16,683)    (18,352)    (50,241)    (67,186)    (245)     (240)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (532,843)   (426,330)   (420,971)   (327,952) (2,185,245)   (236,692)     206      (478)
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,098,857) (1,886,627) (1,771,861) (2,121,058) (5,692,373) (4,812,424) (12,059)   (1,479)
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
Increase (decrease) in
 net assets.................    (796,706) (1,983,956)   (565,333) (2,426,329) (1,764,259) (8,273,326)  (5,226)      850
Net assets at beginning
 of year....................   9,467,816  11,451,772   7,829,993  10,256,322  22,863,848  31,137,174   77,864    77,014
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
Net assets at end of year... $ 8,671,110   9,467,816   7,264,660   7,829,993  21,099,589  22,863,848   72,638    77,864
                             ===========  ==========  ==========  ==========  ==========  ==========   =======    ======
Change in units (note 5):
 Units purchased............      32,248      91,731      16,047      51,837     508,445     658,123      137       717
 Units redeemed.............    (253,154)   (310,816)   (179,297)   (255,887)   (893,704) (1,029,940)    (945)     (823)
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (220,906)   (219,085)   (163,250)   (204,050)   (385,259)   (371,817)    (808)     (106)
                             ===========  ==========  ==========  ==========  ==========  ==========   =======    ======

                             ------------------------
                                   MFS(R) TOTAL
                                 RETURN SERIES --
                               SERVICE CLASS SHARES
                             -----------------------

                             ------------------------
                                2012         2011
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    375,723      265,618
 Net realized gain
   (loss) on investments....    570,996     (111,352)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  4,395,225     (306,671)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  5,341,944     (152,405)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    426,333      258,406
 Death benefits.............    (49,991)    (361,985)
 Surrenders................. (8,894,766)  (8,578,166)
 Administrative expenses....   (194,991)    (192,100)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    715,212   (3,138,666)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (7,998,203) (12,012,511)
                             ----------  -----------
Increase (decrease) in
 net assets................. (2,656,259) (12,164,916)
Net assets at beginning
 of year.................... 63,218,602   75,383,518
                             ----------  -----------
Net assets at end of year... 60,562,343   63,218,602
                             ==========  ===========
Change in units (note 5):
 Units purchased............    534,764      642,120
 Units redeemed............. (1,225,735)  (1,777,741)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (690,971)  (1,135,621)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 MFS(R) VARIABLE
                                 INSURANCE TRUST
                                   (CONTINUED)                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             -----------------------  -----------------------------------------------------------------------
                                 MFS(R) UTILITIES      OPPENHEIMER BALANCED    OPPENHEIMER BALANCED     OPPENHEIMER CAPITAL
                                    SERIES --               FUND/VA --          FUND/VA -- SERVICE    APPRECIATION FUND/VA --
                               SERVICE CLASS SHARES     NON-SERVICE SHARES            SHARES            NON-SERVICE SHARES
                             -----------------------  ----------------------  ----------------------  ----------------------
                                                                             YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2012        2011        2012        2011        2012        2011        2012        2011
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 1,343,565     440,962      (9,497)    168,240    (246,947)     65,135    (269,825)   (400,598)
 Net realized gain
   (loss) on investments....     816,795     945,299    (467,465)   (766,899)   (852,612) (1,391,477)  1,194,760   1,071,619
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     881,721     264,981   2,076,179     512,047   4,234,091     807,429   3,358,954  (1,538,709)
 Capital gain
   distribution.............          --          --          --          --          --          --          --          --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   3,042,081   1,651,242   1,599,217     (86,612)  3,134,532    (518,913)  4,283,889    (867,688)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     208,812     267,302       2,224      56,690     286,382     169,348      51,105      35,045
 Death benefits.............    (253,189)   (536,738)   (118,032)   (222,907)       (958)    (95,449)   (388,811)   (270,001)
 Surrenders.................  (4,084,971) (4,671,931) (1,968,035) (2,129,154) (4,790,234) (4,608,710) (3,693,408) (4,520,382)
 Administrative expenses....     (77,360)    (83,363)    (23,488)    (25,719)    (89,873)    (90,411)    (52,422)    (55,870)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,748,768)    161,171    (368,881)   (146,395) (1,122,177)   (874,278)   (847,499) (1,450,988)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,955,476) (4,863,559) (2,476,212) (2,467,485) (5,716,860) (5,499,500) (4,931,035) (6,262,196)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (3,913,395) (3,212,317)   (876,995) (2,554,097) (2,582,328) (6,018,413)   (647,146) (7,129,884)
Net assets at beginning
 of year....................  30,051,477  33,263,794  15,912,425  18,466,522  33,312,155  39,330,568  35,089,187  42,219,071
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $26,138,082  30,051,477  15,035,430  15,912,425  30,729,827  33,312,155  34,442,041  35,089,187
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     124,193     331,714      43,579      36,750     410,734     467,943     110,419     209,267
 Units redeemed.............    (488,894)   (585,464)   (171,471)   (147,335) (1,040,247) (1,123,830)   (300,987)   (426,393)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (364,701)   (253,750)   (127,892)   (110,585)   (629,513)   (655,887)   (190,568)   (217,126)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========



                             -----------------------
                               OPPENHEIMER CAPITAL
                              APPRECIATION FUND/VA
                                -- SERVICE SHARES
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (81,894)   (113,360)
 Net realized gain
   (loss) on investments....    362,815     237,035
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    530,590    (310,883)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    811,511    (187,208)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     10,203      20,471
 Death benefits.............     (8,766)    (29,623)
 Surrenders................. (1,233,231) (1,295,318)
 Administrative expenses....    (30,032)    (30,968)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (471,641)   (369,767)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,733,467) (1,705,205)
                             ----------  ----------
Increase (decrease) in
 net assets.................   (921,956) (1,892,413)
Net assets at beginning
 of year....................  7,045,928   8,938,341
                             ----------  ----------
Net assets at end of year...  6,123,972   7,045,928
                             ==========  ==========
Change in units (note 5):
 Units purchased............     35,569      56,900
 Units redeemed.............   (175,975)   (187,579)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (140,406)   (130,679)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             --------------------------------------------------
                                 OPPENHEIMER CORE
                                 BOND FUND/VA --         OPPENHEIMER GLOBAL
                                   NON-SERVICE          SECURITIES FUND/VA --
                                      SHARES               SERVICE SHARES
                             -----------------------  ------------------------

                                          YEAR ENDED DECEMBER 31,
                             -------------------------------------------------
                                 2012        2011         2012         2011
                             -----------  ----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   605,620     854,720      288,685     (572,174)
 Net realized gain
   (loss) on investments....    (205,052)   (694,275)   3,591,153    4,424,750
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,082,097   1,059,023   11,962,152  (13,616,153)
 Capital gain
   distribution.............          --          --           --           --
                             -----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   1,482,665   1,219,468   15,841,990   (9,763,577)
                             -----------  ----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       3,760       4,335      429,409      756,483
 Death benefits.............    (527,979)   (530,288)    (373,618)    (643,914)
 Surrenders.................  (3,304,146) (2,318,013)  (9,296,739) (12,704,526)
 Administrative expenses....     (32,001)    (32,746)    (397,825)    (441,359)
 Capital contribution
   (withdrawal).............          --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,853,303    (210,894)  (9,981,530)    (357,635)
                             -----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,007,063) (3,087,606) (19,620,303) (13,390,951)
                             -----------  ----------  -----------  -----------
Increase (decrease) in
 net assets.................    (524,398) (1,868,138)  (3,778,313) (23,154,528)
Net assets at beginning
 of year....................  17,717,189  19,585,327   91,537,156  114,691,684
                             -----------  ----------  -----------  -----------
Net assets at end of year... $17,192,791  17,717,189   87,758,843   91,537,156
                             ===========  ==========  ===========  ===========
Change in units (note 5):
 Units purchased............     323,924      89,971      613,096    1,514,713
 Units redeemed.............    (443,137)   (283,404)  (2,231,228)  (2,349,766)
                             -----------  ----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (119,213)   (193,433)  (1,618,132)    (835,053)
                             ===========  ==========  ===========  ===========

                             OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             -----------------------------------------------------------------------------------------------
                             OPPENHEIMER GLOBAL                                                     OPPENHEIMER MAIN STREET
                              STRATEGIC INCOME      OPPENHEIMER HIGH         OPPENHEIMER MAIN          SMALL- & MID-CAP
                              FUND/VA -- NON-      INCOME FUND/VA --         STREET FUND/VA --           FUND(R)/VA --
                               SERVICE SHARES      NON-SERVICE SHARES         SERVICE SHARES            SERVICE SHARES
                             ------------------ -----------------------  ------------------------  ------------------------
                                PERIOD FROM     PERIOD FROM
                               OCTOBER 26 TO    JANUARY 1 TO                     YEAR ENDED DECEMBER 31,
                                DECEMBER 31,    OCTOBER 26,  --------------------------------------------------------------
                                    2012            2012        2011         2012         2011         2012         2011
                             ------------------ ------------ ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................       (18,288)       1,108,593     570,406   (1,228,323)  (2,168,664)  (1,373,532)  (1,411,813)
 Net realized gain
   (loss) on investments....         1,089       (7,525,707) (1,846,208)  21,624,270    7,805,878    6,352,484    5,696,844
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........       126,121        7,170,446   1,048,560   (1,977,541)  (9,468,643)   9,785,467   (7,380,714)
 Capital gain
   distribution.............            --               --          --           --           --           --           --
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............       108,922          753,332    (227,242)  18,418,406   (3,831,429)  14,764,419   (3,095,683)
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............           680           25,792      71,604      597,400    1,710,188      633,575      921,109
 Death benefits.............        58,615          (71,360)   (151,846)    (194,876)    (474,322)    (125,561)    (264,807)
 Surrenders.................      (155,229)        (592,925)   (810,210) (10,700,498) (16,344,060)  (8,948,050)  (8,832,452)
 Administrative expenses....        (3,539)          (9,876)    (12,782)    (600,892)    (996,551)    (525,822)    (544,367)
 Capital contribution
   (withdrawal).............            --               --          --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     7,184,230       (6,555,559)       (109) (82,770,799)  (1,621,609)  (9,608,274)  (1,669,394)
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...     7,084,757       (7,203,928)   (903,343) (93,669,665) (17,726,354) (18,574,132) (10,389,911)
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................     7,193,679       (6,450,596) (1,130,585) (75,251,259) (21,557,783)  (3,809,713) (13,485,594)
Net assets at beginning
 of year....................            --        6,450,596   7,581,181  178,429,909  199,987,692   99,655,398  113,140,992
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of year...     7,193,679               --   6,450,596  103,178,650  178,429,909   95,845,685   99,655,398
                                 =========       ==========  ==========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............       858,788          186,004     233,964      840,391    3,182,039      926,551    1,993,037
 Units redeemed.............      (150,291)      (1,147,559)   (330,480) (10,625,483)  (5,030,438)  (2,309,496)  (2,690,624)
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........       708,497         (961,555)    (96,516)  (9,785,092)  (1,848,399)  (1,382,945)    (697,587)
                                 =========       ==========  ==========  ===========  ===========  ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                              (CONTINUED)
                             ---------------------------------------------
                                   OPPENHEIMER             OPPENHEIMER
                                     SMALL- &                SMALL-&
                                  MID-CAP GROWTH         MID-CAP GROWTH
                                    FUND/VA --             FUND/VA --
                                NON-SERVICE SHARES       SERVICE SHARES
                             -----------------------  --------------------

                             ----------------------------------------------
                                 2012        2011        2012       2011
                             -----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (382,904)   (401,958)   (50,726)   (53,246)
 Net realized gain
   (loss) on investments....     792,190     393,982    174,151     53,571
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   3,423,675      68,955    285,369   (254,792)
 Capital gain
   distribution.............          --          --         --         --
                             -----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   3,832,961      60,979    408,794   (254,467)
                             -----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      42,623      57,221     31,238     20,892
 Death benefits.............    (470,658)   (119,906)    (6,936)     8,658
 Surrenders.................  (3,408,875) (3,287,120)  (452,059)  (488,511)
 Administrative expenses....     (38,882)    (40,063)   (10,497)    (8,826)
 Capital contribution
   (withdrawal).............          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............     227,404     699,768    107,879    674,791
                             -----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,648,388) (2,690,100)  (330,375)   207,004
                             -----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................     184,573  (2,629,121)    78,419    (47,463)
Net assets at beginning
 of year....................  26,518,097  29,147,218  2,954,613  3,002,076
                             -----------  ----------  ---------  ---------
Net assets at end of year... $26,702,670  26,518,097  3,033,032  2,954,613
                             ===========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     105,095     156,572    163,578    196,114
 Units redeemed.............    (222,436)   (188,746)  (186,790)  (198,782)
                             -----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (117,341)    (32,174)   (23,212)    (2,668)
                             ===========  ==========  =========  =========

                                                 PIMCO VARIABLE INSURANCE TRUST
                             ----------------------------------------------------------------------
                                                     FOREIGN BOND PORTFOLIO
                                                         (U.S. DOLLAR
                             ALL ASSET PORTFOLIO --       HEDGED) --         HIGH YIELD PORTFOLIO --
                                     ADVISOR            ADMINISTRATIVE           ADMINISTRATIVE
                                  CLASS SHARES           CLASS SHARES             CLASS SHARES
                             ----------------------  --------------------   ------------------------
                              YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------
                                2012        2011        2012        2011        2012         2011
                             ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    732,005   1,379,103     31,634      24,700    3,707,092    5,490,861
 Net realized gain
   (loss) on investments....    338,086     (88,236)    52,560     (14,187)   2,868,531    2,698,744
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,603,714  (1,346,878)   145,030     155,227    4,000,349   (6,000,298)
 Capital gain
   distribution.............         --          --    164,466      41,183           --           --
                             ----------  ----------  ---------   ---------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  2,673,805     (56,011)   393,690     206,923   10,575,972    2,189,307
                             ----------  ----------  ---------   ---------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    326,169      99,395     49,614      11,946    1,213,912      915,449
 Death benefits.............     29,397     (36,934)   (22,097)    (58,661)    (128,960)    (568,985)
 Surrenders................. (2,023,869) (1,601,005)  (632,635)   (622,019)  (9,991,894) (12,542,640)
 Administrative expenses....    (69,902)    (58,292)    (7,086)     (6,907)    (374,327)    (424,706)
 Capital contribution
   (withdrawal).............         --          --         --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  7,311,515  (3,884,102)   585,885    (266,316)  (8,715,781)  (8,082,218)
                             ----------  ----------  ---------   ---------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  5,573,310  (5,480,938)   (26,319)   (941,957) (17,997,050) (20,703,100)
                             ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in
 net assets.................  8,247,115  (5,536,949)   367,371    (735,034)  (7,421,078) (18,513,793)
Net assets at beginning
 of year.................... 18,767,619  24,304,568  4,249,558   4,984,592   95,329,550  113,843,343
                             ----------  ----------  ---------   ---------  -----------  -----------
Net assets at end of year... 27,014,734  18,767,619  4,616,929   4,249,558   87,908,472   95,329,550
                             ==========  ==========  =========   =========  ===========  ===========
Change in units (note 5):
 Units purchased............  1,683,119   1,423,874     56,756      48,213    1,619,762    1,635,423
 Units redeemed............. (1,274,054) (1,865,404)   (58,291)   (110,154)  (2,921,361)  (2,950,539)
                             ----------  ----------  ---------   ---------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    409,065    (441,530)    (1,535)    (61,941)  (1,301,599)  (1,315,116)
                             ==========  ==========  =========   =========  ===========  ===========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                   RYDEX VARIABLE TRUST
                             ---------------------------------------------------------------------------  ---------------------
                                  LONG-TERM U.S.
                             GOVERNMENT PORTFOLIO --  LOW DURATION PORTFOLIO -- TOTAL RETURN PORTFOLIO --
                                  ADMINISTRATIVE           ADMINISTRATIVE            ADMINISTRATIVE             NASDAQ --
                                   CLASS SHARES             CLASS SHARES              CLASS SHARES             100(R) FUND
                             -----------------------  ------------------------  ------------------------  ---------------------
                                                                               YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2012        2011         2012         2011         2012         2011        2012        2011
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   225,084     480,414      398,780      (87,473)   3,760,416    4,256,506     (82,615)   (87,147)
 Net realized gain
   (loss) on investments....   2,498,072   1,286,005    1,807,167    1,602,437    5,206,543    4,315,750     799,865    404,591
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (5,375,744)  6,648,458    6,489,793   (2,895,109)  13,139,826   (6,283,919)     88,069   (466,535)
 Capital gain
   distribution.............   3,623,871     846,679           --           --    7,532,159    5,704,209          --         --
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............     971,283   9,261,556    8,695,740   (1,380,145)  29,638,944    7,992,546     805,319   (149,091)
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............     352,467     201,812    1,080,164    1,821,097    2,423,706    2,939,842      37,622     13,952
 Death benefits.............     (90,383)   (319,965)    (298,067)    (506,357)  (1,482,646)  (2,107,988)   (367,367)   (41,468)
 Surrenders.................  (7,524,589) (5,766,718) (22,530,576) (23,553,025) (44,988,623) (58,097,645)   (614,282)  (720,560)
 Administrative expenses....    (106,108)   (107,400)  (1,250,239)  (1,345,869)  (1,604,343)  (1,626,493)    (15,352)   (15,062)
 Capital contribution
   (withdrawal).............          --          --           --           --           --           --          --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (260,330) (3,508,902)     953,192    4,488,842   25,952,879  (21,275,021)   (703,885)   755,961
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (7,628,943) (9,501,173) (22,045,526) (19,095,312) (19,699,027) (80,167,305) (1,663,264)    (7,177)
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets.................  (6,657,660)   (239,617) (13,349,786) (20,475,457)   9,939,917  (72,174,759)   (857,945)  (156,268)
Net assets at beginning
 of year....................  41,059,005  41,298,622  227,805,247  248,280,704  392,665,389  464,840,148   5,139,029  5,295,297
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
Net assets at end of year... $34,401,345  41,059,005  214,455,461  227,805,247  402,605,306  392,665,389   4,281,084  5,139,029
                             ===========  ==========  ===========  ===========  ===========  ===========  ==========  =========
Change in units (note 5):
 Units purchased............     788,834     696,039    3,520,772    5,256,959    6,083,901    6,125,199     593,182    856,388
 Units redeemed.............  (1,132,407) (1,244,062)  (5,395,684)  (6,878,438)  (7,476,270) (11,375,225)   (890,279)  (801,324)
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (343,573)   (548,023)  (1,874,912)  (1,621,479)  (1,392,369)  (5,250,026)   (297,097)    55,064
                             ===========  ==========  ===========  ===========  ===========  ===========  ==========  =========

                              THE ALGER PORTFOLIOS
                             ----------------------

                                 ALGER LARGE CAP
                               GROWTH PORTFOLIO --
                                CLASS I-2 SHARES
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (102,537)   (162,241)
 Net realized gain
   (loss) on investments....    957,733     811,791
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,784,908  (1,120,933)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  2,640,104    (471,383)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     69,753     174,729
 Death benefits.............   (264,240)   (595,685)
 Surrenders................. (3,877,584) (4,414,212)
 Administrative expenses....    (58,692)    (61,814)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (992,209)   (933,613)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,122,972) (5,830,595)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,482,868) (6,301,978)
Net assets at beginning
 of year.................... 32,583,003  38,884,981
                             ----------  ----------
Net assets at end of year... 30,100,135  32,583,003
                             ==========  ==========
Change in units (note 5):
 Units purchased............    169,831     116,159
 Units redeemed.............   (519,081)   (540,002)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (349,250)   (423,843)
                             ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               THE ALGER PORTFOLIOS
                                   (CONTINUED)                                      THE PRUDENTIAL SERIES FUND
                             -----------------------  ----------------------------------------------------------------------
                              ALGER SMALL CAP GROWTH   JENNISON 20/20 FOCUS                            NATURAL RESOURCES
                                   PORTFOLIO --            PORTFOLIO --       JENNISON PORTFOLIO --       PORTFOLIO --
                                 CLASS I-2 SHARES         CLASS II SHARES        CLASS II SHARES        CLASS II SHARES
                             -----------------------  ----------------------  --------------------  -----------------------
                                                                         YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2012        2011        2012        2011        2012       2011       2012         2011
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (413,046)   (466,130)   (144,911)   (174,068)   (46,765)   (46,847)   (555,566)    (584,482)
 Net realized gain
   (loss) on investments....   1,283,085   2,362,148     237,700     739,038    240,435    100,564  (1,208,233)   2,711,300
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,925,971) (3,225,981)    362,731  (1,109,310)   175,776   (218,044) (3,460,847) (10,176,962)
 Capital gain
   distribution.............   6,051,023          --     342,195          --         --         --   2,952,684           --
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   2,995,091  (1,329,963)    797,715    (544,340)   369,446   (164,327) (2,271,962)  (8,050,144)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      43,952      30,028      52,824      83,467     22,373     18,467     201,637      427,955
 Death benefits.............    (392,722)   (349,857)    (52,094)     20,967    (10,882)    (4,760)    (42,015)    (260,245)
 Surrenders.................  (2,890,093) (4,349,046) (1,200,011) (1,786,899)  (205,537)  (304,783) (5,076,112)  (3,529,795)
 Administrative expenses....     (49,029)    (50,006)    (27,466)    (30,945)    (7,013)    (6,019)   (162,079)    (145,292)
 Capital contribution
   (withdrawal).............          --          --          --          --         --         --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,162,957)   (509,222)   (409,765) (2,354,884)  (496,277)   591,760  10,319,067   (3,886,847)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,450,849) (5,228,103) (1,636,512) (4,068,294)  (697,336)   294,665   5,240,498   (7,394,224)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
Increase (decrease) in
 net assets.................  (1,455,758) (6,558,066)   (838,797) (4,612,634)  (327,890)   130,338   2,968,536  (15,444,368)
Net assets at beginning
 of year....................  28,547,580  35,105,646   9,288,627  13,901,261  2,808,438  2,678,100  28,700,981   44,145,349
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
Net assets at end of year... $27,091,822  28,547,580   8,449,830   9,288,627  2,480,548  2,808,438  31,669,517   28,700,981
                             ===========  ==========  ==========  ==========  =========  =========  ==========  ===========
Change in units (note 5):
 Units purchased............     134,960     322,069      33,825      78,396     89,813    104,924   1,559,391      718,231
 Units redeemed.............    (455,470)   (709,872)   (121,600)   (288,921)  (138,947)   (94,384)   (847,655)    (987,076)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (320,510)   (387,803)    (87,775)   (210,525)   (49,134)    10,540     711,736     (268,845)
                             ===========  ==========  ==========  ==========  =========  =========  ==========  ===========


                             -------------------
                             SP INTERNATIONAL
                             GROWTH PORTFOLIO --
                             CLASS II SHARES
                             ------------------

                             -------------------
                              2012      2011
                              ------    ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (201)     (152)
 Net realized gain
   (loss) on investments....   (415)     (460)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  2,946    (1,835)
 Capital gain
   distribution.............     --        --
                              ------    ------
    Increase (decrease)
     in net assets from
     operations.............  2,330    (2,447)
                              ------    ------
From capital
 transactions (note 4):
 Net premiums...............     --        --
 Death benefits.............     --        --
 Surrenders.................   (675)     (715)
 Administrative expenses....    (14)      (16)
 Capital contribution
   (withdrawal).............     --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............     --        --
                              ------    ------
    Increase (decrease)
     in net assets from
     capital transactions...   (689)     (731)
                              ------    ------
Increase (decrease) in
 net assets.................  1,641    (3,178)
Net assets at beginning
 of year.................... 11,952    15,130
                              ------    ------
Net assets at end of year... 13,593    11,952
                              ======    ======
Change in units (note 5):
 Units purchased............     --        --
 Units redeemed.............    (73)      (77)
                              ------    ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (73)      (77)
                              ======    ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              THE PRUDENTIAL
                               SERIES FUND        WELLS FARGO VARIABLE
                               (CONTINUED)               TRUST
                             ------------------  ---------------------
                             SP PRUDENTIAL U.S.
                                 EMERGING        WELLS FARGO ADVANTAGE
                             GROWTH PORTFOLIO --    VT OMEGA GROWTH
                             CLASS II SHARES        FUND -- CLASS 2
                             ------------------  ---------------------
                                     YEAR ENDED DECEMBER 31,
                             -----------------------------------------
                               2012      2011       2012        2011
                              -------   ------   ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (412)     (334)     (59,709)   (49,528)
 Net realized gain
   (loss) on investments....     149       486      541,021    154,022
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,832      (259)     182,160   (429,914)
 Capital gain
   distribution.............   1,910       216      176,770     23,974
                              -------   ------   ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............   3,479       109      840,242   (301,446)
                              -------   ------   ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      --        --       37,065     10,346
 Death benefits.............      --        --          981    (36,489)
 Surrenders.................    (251)   (2,239)    (334,653)  (254,548)
 Administrative expenses....     (69)      (67)     (10,204)   (10,398)
 Capital contribution
   (withdrawal).............      --        --           --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............      --        63   (3,009,117) 2,751,068
                              -------   ------   ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (320)   (2,243)  (3,315,928) 2,459,979
                              -------   ------   ----------  ---------
Increase (decrease) in
 net assets.................   3,159    (2,134)  (2,475,686) 2,158,533
Net assets at beginning
 of year....................  23,822    25,956    4,859,826  2,701,293
                              -------   ------   ----------  ---------
Net assets at end of year... $26,981    23,822    2,384,140  4,859,826
                              =======   ======   ==========  =========
Change in units (note 5):
 Units purchased............      --        --      259,328    311,770
 Units redeemed.............     (20)     (152)    (502,603)  (111,318)
                              -------   ------   ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (20)     (152)    (243,275)   200,452
                              =======   ======   ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2012

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective October 31, 2012, Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I changed its name to Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio -- Class I.

   Effective October 26, 2012, Oppenheimer Variable Account Funds -- Oppenheimer High Income Fund/VA -- Non-Service Shares was liquidated and the cash was reinvested in Oppenheimer Variable Account Funds -- Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares.

   On August 3, 2012, both GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares and GE Investments Funds, Inc. -- Money Market Fund were liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares.

   On April 30, 2012, GE Investments Fund, Inc. -- International Equity Fund -- Class 1 Shares was liquidated and all cash was reinvested in the GE Investments Fund, Inc. -- Money Market Fund.

   On April 30, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares.

   On April 30, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series II shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


   On April 27, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Appreciation Fund -- Series I shares was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares. Subsequently, on April 30, the fund changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series I shares.

   On April 27, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Development Fund -- Series I shares were liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series I shares.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Opportunities Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Davis NY Venture Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Eaton Vance Large Cap Value Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Enhanced International Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Stock Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PIMCO StocksPLUS Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Mid Cap Portfolio -- Service Class 2.

   Effective December 2, 2011, the Federated Insurance Series -- Federated Capital Income Fund II changed its name to Federated Insurance Series -- Federated Managed Volatility Fund II.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico International Opportunities Fund, Variable Series -- Class B changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1.

   On April 29, 2011, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares.

   On April 29, 2011, DWS Variable Series II -- DWS Strategic Value VIP -- Class B Shares was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares.

   On April 29, 2011, DWS Variable Series I -- DWS Technology VIP -- Class B Shares was liquidated and the cash was reinvested in DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares.

   On April 29, 2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Large Cap Growth Fund -- Series I shares was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares.

   As of December 31, 2012, The Prudential Series Fund -- Equity Portfolio -- Class II Shares was available as an investment option under the contract, but not shown on the statements due to not having any activity from January 1, 2011 through December 31, 2012.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2011 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2012.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2012, and there were no transfers between Level 1 and Level 2 during 2012.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed investment rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

  (G) RECLASSIFICATIONS

   In 2011, the Separate Account determined that it had incorrectly classified short-term capital gains as income from ordinary dividends. In the current year, immaterial amounts have been reclassified from Net investment income (expense) to Capital gain distribution on the Statement of Changes in Net Assets, and the Investment Income Ratio for 2011 and prior years in note
(6) have been adjusted to conform to the current year presentation. The correction of the classification did not impact previously reported Net assets or Increase (decrease) in net assets from operations.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2012 were:

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares........ $    62,596 $ 9,812,001
  Invesco V.I. Capital
   Development Fund --
   Series I shares........          --       7,501
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............     490,493   2,155,485
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      48,723      69,870
  Invesco V.I.
   Government Securities
   Fund -- Series I
   shares.................         428       4,115
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................  20,989,384  18,526,030
  Invesco V.I.
   Technology Fund --
   Series I shares........           6      11,088
  Invesco V.I. Utilities
   Fund -- Series I
   shares.................         238         192
  Invesco Van Kampen
   V.I. American
   Franchise Fund --
   Series I shares........   9,116,899   1,644,398
  Invesco Van Kampen
   V.I. American
   Franchise Fund --
   Series II shares.......     133,347     887,035
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares.......   2,472,666  12,493,985
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares..............   1,843,930   3,050,992
  Invesco Van Kampen
   V.I. Mid Cap Growth
   Fund -- Series I
   shares.................       9,430       7,056
  Invesco Van Kampen
   V.I. Value
   Opportunities Fund --
   Series II shares.......     480,661   2,580,245
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................   1,832,707   3,725,927
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................   1,104,144   1,245,445
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...   2,605,963  13,635,213
  AllianceBernstein
   International Value
   Portfolio -- Class B...  31,940,038  23,993,497
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...     843,244   2,927,488
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...  10,373,051  16,454,819
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............  31,141,742  29,957,144
American Century
  Variable
  Portfolios, Inc.
  VP Income & Growth
   Fund -- Class I........      32,160      30,841
  VP International Fund
   -- Class I.............     104,880     299,334
  VP Ultra(R) Fund --
   Class I................       4,839      12,106
  VP Value Fund -- Class
   I......................       1,737      26,909
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............   1,440,168   3,573,218
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  38,155,816  87,272,752
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......   1,273,469   1,387,717
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................   1,993,444   2,630,215
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1.   1,307,355   7,208,167
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................   5,830,924  16,396,585
DWS Variable Series I
  DWS Capital Growth VIP
   -- Class B Shares......          40       4,997
DWS Variable Series II
  DWS Dreman Small Mid
   Cap Value VIP --
   Class B Shares.........       1,596      46,208
  DWS Large Cap Value
   VIP -- Class B Shares..       4,298      11,881

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares......... $      6,977 $     25,651
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.    1,211,247    1,260,262
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................       34,902      431,792
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............   55,973,334   19,858,241
Federated Insurance
  Series
  Federated Capital
   Appreciation Fund II
   -- Primary Shares......      712,852    1,804,515
  Federated High Income
   Bond Fund II --
   Primary Shares.........    5,107,069    5,610,475
  Federated High Income
   Bond Fund II --
   Service Shares.........   19,992,343   17,028,595
  Federated Kaufmann
   Fund II -- Service
   Shares.................      885,916   45,621,956
  Federated Managed
   Volatility Fund II.....    1,652,174    1,550,993
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class..................    2,210,767    9,930,913
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................    1,646,210    4,828,285
  VIP Balanced Portfolio
   -- Service Class 2.....   22,583,028   23,391,110
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................    6,968,075   25,644,877
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................  203,389,447   83,271,777
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................    2,242,893    2,629,953
  VIP Equity-Income
   Portfolio -- Initial
   Class..................   12,715,256   20,027,692
  VIP Equity-Income
   Portfolio -- Service
   Class 2................  111,413,521   34,255,547
  VIP Growth & Income
   Portfolio -- Initial
   Class..................    2,313,254    6,189,685
  VIP Growth & Income
   Portfolio -- Service
   Class 2................    3,983,297    4,891,239
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................    1,588,784    2,493,351
  VIP Growth
   Opportunities
   Portfolio -- Service
   Class 2................   37,618,510   10,899,771
  VIP Growth Portfolio
   -- Initial Class.......    2,496,395   12,323,279
  VIP Growth Portfolio
   -- Service Class 2.....    4,022,793    9,239,678
  VIP Growth Stock
   Portfolio -- Service
   Class 2................   44,124,593    9,108,701
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........  166,600,668   40,627,882
  VIP Mid Cap Portfolio
   -- Initial Class.......        2,555       12,046
  VIP Mid Cap Portfolio
   -- Service Class 2.....  109,460,378   41,879,975
  VIP Overseas Portfolio
   -- Initial Class.......    2,112,254    4,570,737
  VIP Value Strategies
   Portfolio -- Service
   Class 2................    3,283,049    2,647,826
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........   61,887,260  130,100,864
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.        4,888       57,449
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........    6,672,667   19,019,408
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........    2,364,257   44,723,099
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........    1,991,096    2,673,364
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........      765,359      570,188
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........    2,470,870    3,177,001
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........    2,549,908    2,951,014
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......      715,293    3,133,009
  Income Fund -- Class 1
   Shares.................    5,665,913   14,967,323
  International Equity
   Fund -- Class 1 Shares.      253,315    9,756,903
  Mid-Cap Equity Fund --
   Class 1 Shares.........    1,457,668   70,621,988

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
  Money Market Fund....... $157,967,798 $353,717,508
  Premier Growth Equity
   Fund -- Class 1 Shares.    2,428,797   11,584,698
  Real Estate Securities
   Fund -- Class 1 Shares.   14,338,854   21,995,879
  S&P 500(R) Index Fund...   23,260,840   40,850,784
  Small-Cap Equity Fund
   -- Class 1 Shares......    5,287,536   11,905,668
  Total Return Fund --
   Class 1 Shares.........  113,485,536  206,681,171
  Total Return Fund --
   Class 3 Shares.........   46,834,362  168,774,920
  U.S. Equity Fund --
   Class 1 Shares.........    1,053,030    5,718,700
Genworth Variable
  Insurance Trust
  Genworth Calamos
   Growth Fund --
   Service Shares.........      400,744   19,971,140
  Genworth Davis NY
   Venture Fund --
   Service Shares.........      206,867   10,659,064
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......      123,011   42,868,521
  Genworth Enhanced
   International Index
   Fund -- Service Shares.       33,685    7,979,093
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................    3,502,688  140,010,651
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.      111,590   41,908,683
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........      411,128  161,737,019
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.      125,300   41,810,237
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...      666,965    2,390,983
  Goldman Sachs Mid Cap
   Value Fund.............    4,350,670   12,793,710
  Goldman Sachs Money
   Market Fund --
   Service Shares.........  322,383,463  118,175,003
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...      848,582    1,605,058
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...      209,696    1,021,979
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................       10,554       24,162
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...      244,728      250,515
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................       54,812      171,961
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1...       85,115      179,314
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...       15,371       49,304
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...       26,047        9,138
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...      167,383    1,103,635
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares...   13,697,307   21,393,032
  Balanced Portfolio --
   Service Shares.........   23,132,033   31,976,846
  Enterprise Portfolio
   -- Institutional
   Shares.................    1,645,116    9,717,906
  Enterprise Portfolio
   -- Service Shares......      201,318    1,644,619
  Flexible Bond
   Portfolio --
   Institutional Shares...    3,407,660    4,512,829
  Forty Portfolio --
   Institutional Shares...    2,420,239    9,771,345
  Forty Portfolio --
   Service Shares.........   17,388,939   19,436,444
  Global Technology
   Portfolio -- Service
   Shares.................      434,774    1,790,384
  Janus Portfolio --
   Institutional Shares...    1,775,527    9,030,700
  Janus Portfolio --
   Service Shares.........      133,221      984,709
  Overseas Portfolio --
   Institutional Shares...    9,065,967   13,041,754
  Overseas Portfolio --
   Service Shares.........      797,942    2,209,247
  Worldwide Portfolio --
   Institutional Shares...    1,658,842   10,032,788
  Worldwide Portfolio --
   Service Shares.........      262,813    1,466,875

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------            ------------ ------------
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II.............. $    852,280 $  2,165,426
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class I..    2,004,057    1,643,952
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II.    1,344,918    2,044,105
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I..      505,503    1,632,626
  Legg Mason ClearBridge
   Variable Large Cap
   Value Portfolio --
   Class I...............    1,211,160    2,340,209
Legg Mason Partners
  Variable Income Trust
  Western Asset Variable
   Strategic Bond
   Portfolio -- Class I..    2,420,054    2,838,784
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................      780,471    2,564,909
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........      258,765    2,096,394
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........    8,071,519   12,044,430
  MFS(R) Strategic
   Income Series --
   Service Class Shares..        6,510       15,252
  MFS(R) Total Return
   Series -- Service
   Class Shares..........    7,474,481   15,009,240
  MFS(R) Utilities
   Series -- Service
   Class Shares..........    4,110,877    9,731,575
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA --
   Non-Service Shares....      820,501    3,396,998
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................    3,677,579    9,731,805
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.    1,814,059    7,004,077
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....      421,763    2,194,131
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....    4,770,252    6,169,971
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........    8,168,251   27,340,298
  Oppenheimer Global
   Strategic Income
   Fund/VA --
   Non-Service Shares....    8,588,165    1,520,704
  Oppenheimer High
   Income Fund/VA --
   Non-Service Shares....    2,359,792    8,464,170
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........    8,980,325  103,936,380
  Oppenheimer Main
   Street Small- &
   Mid-Cap Fund(R)/VA --
   Service Shares........   11,415,236   31,138,572
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA --
   Non-Service Shares....    1,726,894    5,688,672
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA -- Service
   Shares................    2,504,171    2,852,061
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..   24,141,470   17,850,719
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........    1,205,510      998,290
  High Yield Portfolio
   -- Administrative
   Class Shares..........   32,798,289   46,405,658
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   21,697,391   25,451,382
  Low Duration Portfolio
   -- Administrative
   Class Shares..........   45,807,906   68,469,989
  Total Return Portfolio
   -- Administrative
   Class Shares..........  113,649,786  123,860,805
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..    3,444,641    5,192,716
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class
   I-2 Shares............    2,438,797    7,662,503
  Alger Small Cap Growth
   Portfolio -- Class
   I-2 Shares............    7,950,472    6,766,100
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................      915,852    2,358,519
  Jennison Portfolio --
   Class II Shares.......    1,413,014    2,156,699
  Natural Resources
   Portfolio -- Class II
   Shares................   20,785,516   13,074,393
  SP International
   Growth Portfolio --
   Class II Shares.......           --          889
  SP Prudential U.S.
   Emerging Growth
   Portfolio -- Class II
   Shares................        1,910          730
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............    3,684,702    6,880,558

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      0.40% -- 2.40% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (C) CAPITALIZATION

      On January 27, 2012, all capitalized portfolios of Genworth Variable Insurance Trust were liquidated.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


  (D) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (E) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (F) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM served as investment adviser to Genworth Variable Insurance Trust (the "Trust"), which was an open-end diversified management investment company. The Trust liquidated its portfolio shares on January 27, 2012 and has ceased operations. As compensation for its services, GFWM was paid an investment advisory fee by the Trust based on the average daily net assets at an effective annual rate for the following series as follows: 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares. On March 27, 2013, Genworth Financial, Inc. entered into a Stock Purchase Agreement to sell Genworth Financial Wealth Management, Inc.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2012 and 2011 is reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, net investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2012, 2011, 2010, 2009, and 2008 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2012 and were available to contract owners during 2012.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. Core Equity Fund --
   Series I shares
   2012............................ 0.75% to 2.30%   880,133 10.91 to 11.29 10,363    0.94%     13.03% to   11.26%
   2011............................ 0.75% to 2.30% 1,019,641  9.65 to 10.15 10,715    0.93%    (0.81)% to  (2.36)%
   2010............................ 0.75% to 2.30% 1,232,784  9.73 to 10.39 13,194    0.94%      8.73% to    7.04%
   2009............................ 0.75% to 2.30% 1,515,620  8.95 to  9.71 15,053    1.76%     27.34% to   25.35%
   2008............................ 0.75% to 2.30% 1,854,854  7.03 to  7.75 14,617    2.07%   (30.67)% to (31.75)%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2012............................ 1.45% to 2.20%    19,361 14.09 to  7.96    241    0.42%     25.99% to   25.03%
   2011............................ 1.45% to 2.20%    21,340 11.18 to  6.37    208    3.66%    (8.08%) to  (8.78)%
   2010............................ 1.45% to 2.20%    22,456 12.16 to  6.98    242    4.63%     15.54% to   14.66%
   2009............................ 1.45% to 2.20%    43,366 10.53 to  6.09    396    0.00%     29.20% to   28.21%
   2008............................ 1.45% to 2.20%    47,714  8.15 to  4.75    339   12.53%   (45.52)% to (45.94)%
 Invesco V.I. Government
   Securities Fund -- Series I
   shares
   2012............................ 0.75% to 0.75%       214 16.95 to 16.95      4    2.82%      1.70% to    1.70%
   2011............................ 0.75% to 0.75%       441 16.67 to 16.67      7    1.77%      7.10% to    7.10%
   2010............................ 0.75% to 0.75%       183 15.56 to 15.56      3    7.16%      4.61% to    4.61%
   2009............................ 0.75% to 0.75%       183 14.88 to 14.88      3    4.44%    (0.61)% to  (0.61)%
   2008............................ 0.75% to 0.75%     1,504 14.97 to 14.97     22    4.17%     11.47% to   11.47%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2012............................ 1.45% to 2.55% 5,012,990 15.77 to  8.80 56,644    1.26%     13.58% to   12.31%
   2011............................ 1.45% to 2.55% 4,522,712 13.89 to  7.83 47,445    1.18%    (8.34)% to  (9.36)%
   2010............................ 1.45% to 2.55% 5,363,817 15.15 to  8.64 64,184    1.64%     10.98% to    9.74%
   2009............................ 1.45% to 2.55% 6,644,958 13.65 to  7.88 67,967    1.42%     32.96% to   31.47%
   2008............................ 1.45% to 2.55% 6,349,635 10.27 to  5.99 51,090    0.40%   (41.39)% to (42.05)%
 Invesco V.I. Technology Fund --
   Series I shares
   2012............................ 0.75% to 0.75%       325  3.82 to  3.82      1    0.00%     10.44% to   10.44%
   2011............................ 0.75% to 0.75%     3,191  3.46 to  3.46     11    0.19%    (5.76)% to  (5.76)%
   2010............................ 0.75% to 0.75%     3,227  3.67 to  3.67     12    0.00%     20.39% to   20.39%
   2009............................ 0.75% to 0.75%     3,240  3.05 to  3.05     10    0.00%     56.18% to   56.18%
   2008............................ 0.75% to 0.75%     3,253  1.95 to  1.95      6    0.00%   (44.92)% to (44.92)%
 Invesco V.I. Utilities Fund --
   Series I shares
   2012............................ 0.75% to 0.75%       288 12.31 to 12.31      4    3.18%      2.83% to    2.83%
   2011............................ 0.75% to 0.75%       302 11.97 to 11.97      4    3.34%     15.58% to   15.58%
   2010............................ 0.75% to 0.75%       298 10.36 to 10.36      3    3.72%      5.50% to    5.50%
   2009............................ 0.75% to 0.75%       279  9.82 to  9.82      3    4.76%     14.07% to   14.07%
   2008............................ 0.75% to 0.75%       404  8.61 to  8.61      3    3.00%   (32.86)% to (32.86)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco Van Kampen V.I.
   American Franchise Fund --
   Series I shares
   2012............................ 0.75% to 2.10%   752,366  9.70 to  9.61  7,209   0.00%     (4.37)% to  (5.67)%
   2011 (4)........................ 1.45% to 1.45%       117  8.54 to  8.54      1   0.00%    (20.82)% to (20.82)%
 Invesco Van Kampen V.I.
   American Franchise Fund --
   Series II shares
   2012............................ 1.45% to 2.20%   445,270 15.28 to 12.44  5,710   0.00%      11.75% to   10.90%
   2011............................ 1.45% to 2.20%   498,350 13.67 to 11.22  5,710   0.00%     (7.74)% to  (8.45)%
   2010............................ 1.45% to 2.20%   607,306 14.82 to 12.25  7,547   0.00%      17.83% to   16.94%
   2009............................ 1.45% to 2.20%   728,917 12.58 to 10.48  7,696   0.00%      63.24% to   62.00%
   2008............................ 1.45% to 2.20%   768,760  7.71 to  6.47  4,972   0.20%    (49.85)% to (50.24)%
 Invesco Van Kampen V.I.
   Comstock Fund -- Series II
   shares
   2012............................ 1.45% to 2.55% 2,467,715 16.88 to  8.90 35,359   1.40%      17.20% to   15.89%
   2011............................ 1.45% to 2.55% 3,207,247 14.40 to  7.68 39,325   1.37%     (3.52)% to  (4.60)%
   2010............................ 1.45% to 2.55% 3,775,362 14.93 to  8.05 48,250   0.14%      14.02% to   12.75%
   2009............................ 1.45% to 2.55% 4,892,907 13.09 to  7.14 55,253   4.31%      26.55% to   25.13%
   2008............................ 1.45% to 2.55% 5,740,584 10.35 to  5.70 51,764   2.26%    (36.73)% to (37.44)%
 Invesco Van Kampen V.I. Equity
   and Income Fund -- Series II
   shares
   2012............................ 1.45% to 2.55% 1,330,237 10.68 to 10.02 13,779   1.82%      10.75% to    9.52%
   2011............................ 1.45% to 2.55% 1,447,561  9.64 to  9.15 13,588   1.75%     (2.73)% to  (3.81)%
   2010............................ 1.45% to 2.55% 1,478,343  9.91 to  9.51 14,342   1.92%      10.41% to    9.18%
   2009............................ 1.45% to 2.55% 1,446,343  8.97 to  8.71 12,783   2.83%      20.71% to   19.37%
   2008............................ 1.45% to 2.55% 1,246,305  7.43 to  7.30  9,170   2.44%    (23.80)% to (24.65)%
 Invesco Van Kampen V.I. Mid
   Cap Growth Fund -- Series I
   shares
   2012 (4)........................ 0.75% to 0.75%       205  9.78 to  9.78      2   0.00%     (3.25)% to  (3.25)%
 Invesco Van Kampen V.I. Value
   Opportunities Fund -- Series II
   shares
   2012............................ 1.45% to 2.30%   600,493 13.08 to  8.82  7,428   1.15%      15.95% to   14.94%
   2011............................ 1.45% to 2.30%   774,885 11.28 to  7.67  8,255   0.58%     (4.79)% to  (5.61)%
   2010............................ 1.45% to 2.30% 1,024,833 11.85 to  8.13 11,426   0.34%       5.40% to    4.49%
   2009............................ 1.45% to 2.30% 1,244,958 11.24 to  7.78 13,225   1.21%      45.60% to   44.34%
   2008............................ 1.45% to 2.30% 1,471,353  7.72 to  5.39 10,642   0.48%    (52.60)% to (53.01)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET   INVESTMENT
                                   % OF AVERAGE                            ASSETS   INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------ ---------- --------------------
AllianceBernstein Variable
  Products Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2012.......................... 1.45% to 2.55%  2,132,465  9.98 to  9.40 20,462   1.90%      11.73% to   10.48%
   2011.......................... 1.45% to 2.55%  2,344,972  8.93 to  8.51 20,197   2.23%     (4.46)% to  (5.52)%
   2010.......................... 1.45% to 2.55%  2,786,369  9.35 to  9.00 25,232   2.62%       8.70% to    7.49%
   2009.......................... 1.45% to 2.55%  3,039,389  8.60 to  8.38 25,460   0.82%      22.65% to   21.28%
   2008.......................... 1.45% to 2.55%  2,363,636  7.01 to  6.91 16,167   3.18%    (31.22)% to (31.99)%
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2012.......................... 1.45% to 2.10%    288,782 13.54 to  9.29  3,573   0.00%      11.60% to   10.86%
   2011.......................... 1.45% to 2.10%    296,320 12.13 to  8.38  3,257   0.37%    (24.52)% to (25.02)%
   2010.......................... 1.45% to 2.10%    394,801 16.07 to 11.18  5,915   2.17%      16.86% to   16.09%
   2009.......................... 1.45% to 2.10%    506,727 13.75 to  9.63  6,577   0.00%      50.92% to   49.93%
   2008.......................... 1.45% to 2.10%    352,242  9.11 to  6.42  3,098   0.00%    (48.23)% to (48.57)%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2012.......................... 1.15% to 2.30%  3,658,774 15.87 to 10.95 48,855   1.32%      15.89% to   14.54%
   2011.......................... 1.15% to 2.30%  4,512,491 13.69 to  9.56 52,198   1.11%       4.85% to    3.64%
   2010.......................... 1.15% to 2.30%  5,683,543 13.06 to  9.22 62,977   0.00%      11.50% to   10.21%
   2009.......................... 1.15% to 2.30%  6,922,845 11.71 to  8.37 68,933   3.49%      18.97% to   17.58%
   2008.......................... 1.15% to 2.30%  8,422,022  9.84 to  7.12 70,944   1.80%    (41.38)% to (42.06)%
 AllianceBernstein International
   Value Portfolio -- Class B
   2012.......................... 1.45% to 2.55% 12,409,844  9.39 to  5.20 82,582   1.39%      12.53% to   11.28%
   2011.......................... 1.45% to 2.55% 10,820,026  8.34 to  4.67 66,148   3.98%    (20.60)% to (21.49)%
   2010.......................... 1.45% to 2.55% 10,331,067 10.51 to  5.95 81,554   2.85%       2.79% to    1.64%
   2009.......................... 1.45% to 2.55% 11,097,457 10.22 to  5.86 87,523   1.12%      32.41% to   30.93%
   2008.......................... 1.45% to 2.55% 11,076,363  7.72 to  4.47 68,474   0.88%    (53.96)% to (54.48)%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2012.......................... 1.45% to 2.30%  1,444,678 14.41 to 10.67 11,213   0.03%      14.44% to   13.45%
   2011.......................... 1.45% to 2.30%  1,651,187 12.53 to  9.36 11,456   0.09%     (5.15)% to  (5.96)%
   2010.......................... 1.45% to 2.30%  2,031,713 13.21 to  9.95 14,888   0.28%       8.24% to    7.31%
   2009.......................... 1.45% to 2.30%  2,483,124 12.21 to  9.27 16,764   0.00%      35.12% to   33.95%
   2008.......................... 1.45% to 2.30%  2,968,259  9.03 to  6.92 14,864   0.00%    (40.69)% to (41.21)%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2012.......................... 1.45% to 1.95%  1,088,005 12.35 to 11.94 13,372   0.00%      13.06% to   12.49%
   2011.......................... 1.45% to 1.95%  1,584,521 10.92 to 10.61 17,205   0.00%       2.69% to    2.17%
   2010.......................... 1.45% to 2.30%  1,559,796 10.63 to 10.21 16,698   0.00%      34.61% to   33.45%
   2009.......................... 1.45% to 2.20%    725,939  7.90 to  7.68  5,848   0.00%      39.23% to   38.18%
   2008.......................... 1.45% to 2.20%    791,595  5.67 to  5.56  4,590   0.00%    (46.41)% to (46.82)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2012.......................... 1.45% to 2.55%  6,454,403 13.69 to 12.65  84,749   2.39%       5.83% to    4.64%
   2011.......................... 1.45% to 2.55%  6,534,567 12.93 to 12.09  81,354   4.03%      10.13% to    8.90%
   2010.......................... 1.45% to 2.55%  7,721,667 11.74 to 11.10  87,434   1.66%       3.57% to    2.42%
   2009.......................... 1.45% to 2.55% 11,759,735 11.34 to 10.84 128,852   1.88%       8.64% to    7.43%
   2008.......................... 1.45% to 2.55%  8,364,576 10.44 to 10.09  84,952   1.46%     (3.03)% to  (4.11)%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2012.......................... 1.45% to 2.05%      6,283 15.65 to 10.86      84   2.17%      13.08% to   12.39%
   2011.......................... 1.45% to 2.05%      6,420 13.84 to  9.66      74   1.53%       1.62% to    1.00%
   2010.......................... 1.45% to 2.05%      9,392 13.62 to  9.56     102   1.46%      12.49% to   11.81%
   2009.......................... 1.45% to 2.05%     14,396 12.11 to  8.55     150   4.35%      16.39% to   15.68%
   2008.......................... 1.45% to 2.05%     10,530 10.40 to  7.39      88   2.00%    (35.54)% to (35.93)%
 VP International Fund --
   Class I
   2012.......................... 1.45% to 2.20%     76,676 18.89 to  8.59   1,032   0.86%      19.40% to   18.49%
   2011.......................... 1.45% to 2.20%     91,147 15.82 to  7.25   1,031   1.38%    (13.32)% to (13.98)%
   2010.......................... 1.45% to 2.20%     88,669 18.25 to  8.42   1,174   2.18%      11.65% to   10.80%
   2009.......................... 1.45% to 2.20%    181,662 16.35 to  7.60   2,038   2.24%      31.83% to   30.82%
   2008.......................... 1.45% to 2.20%    222,588 12.40 to  5.81   1,908   0.80%    (45.62)% to (46.04)%
 VP Ultra(R) Fund -- Class I
   2012.......................... 1.45% to 2.05%      4,504 14.41 to 11.26      54   0.00%      12.27% to   11.58%
   2011.......................... 1.45% to 2.05%      5,004 12.84 to 10.09      54   0.00%     (0.40)% to  (1.00)%
   2010.......................... 1.45% to 2.05%      5,168 12.89 to 10.19      56   0.55%      14.40% to   13.71%
   2009.......................... 1.45% to 2.05%      6,963 11.27 to  8.96      68   0.25%      32.53% to   31.72%
   2008.......................... 1.45% to 2.05%      6,048  8.50 to  6.81      43   0.00%    (42.33)% to (42.68)%
 VP Value Fund -- Class I
   2012.......................... 1.45% to 1.45%      5,226 16.96 to 16.96      89   1.91%      12.91% to   12.91%
   2011.......................... 1.45% to 1.45%      6,844 15.02 to 15.02     103   2.01%     (0.45)% to  (0.45)%
   2010.......................... 1.45% to 1.45%     14,013 15.09 to 15.09     211   2.23%      11.78% to   11.78%
   2009.......................... 1.45% to 2.05%     14,765 13.50 to  9.60     197   5.51%      18.13% to   17.41%
   2008.......................... 1.45% to 2.10%     16,009 11.43 to  7.43     176   2.27%    (27.84)% to (28.32)%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2012.......................... 1.45% to 2.30%    997,274 12.60 to 11.29  11,530   1.41%      12.16% to   11.19%
   2011.......................... 1.45% to 2.30%  1,185,080 11.24 to 10.15  12,240   1.56%     (4.19)% to  (5.01)%
   2010.......................... 1.45% to 2.30%  1,177,535 11.73 to 10.69  12,848   1.47%      10.88% to    9.93%
   2009.......................... 1.45% to 2.30%  1,087,566 10.58 to  9.73  10,705   1.87%      28.97% to   27.86%
   2008.......................... 1.45% to 2.30%  1,119,238  8.20 to  7.61   8,865   2.10%    (37.82)% to (38.36)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2012.......................... 1.45% to 2.55% 36,314,759 15.34 to 10.85 430,659   1.41%       8.37% to    7.16%
   2011.......................... 1.45% to 2.55% 40,363,773 14.15 to 10.12 445,130   2.18%     (5.03)% to  (6.09)%
   2010.......................... 1.45% to 2.55% 43,089,284 14.90 to 10.78 503,674   1.12%       8.17% to    6.96%
   2009.......................... 1.45% to 2.55% 42,888,160 13.78 to 10.08 466,813   2.02%      19.16% to   17.83%
   2008.......................... 1.45% to 2.55% 37,014,846 11.56 to  8.55 343,978   2.66%    (20.84)% to (21.72)%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2012.......................... 1.45% to 1.85%    260,797 12.48 to 12.05   3,231   1.14%      13.15% to   12.69%
   2011.......................... 1.45% to 1.85%    288,746 11.03 to 10.69   3,167   0.64%       0.84% to    0.44%
   2010.......................... 1.45% to 1.85%    311,276 10.94 to 10.65   3,386   0.45%      13.43% to   12.97%
   2009.......................... 1.45% to 2.10%    316,268  9.64 to  9.29   3,034   0.38%      24.79% to   23.97%
   2008.......................... 1.45% to 2.10%    310,603  7.73 to  7.49   2,390   0.26%    (41.75)% to (42.14)%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2012.......................... 1.45% to 2.30%    805,941 13.22 to 10.80  10,385   0.38%      11.63% to   10.67%
   2011.......................... 1.45% to 2.30%    844,867 11.84 to  9.76   9,742   0.21%     (4.02)% to  (4.85)%
   2010.......................... 1.45% to 2.30%    897,173 12.34 to 10.26  10,786   0.64%      26.45% to   25.36%
   2009.......................... 1.45% to 2.30%    554,479  9.76 to  8.18   5,196   0.61%      26.21% to   25.12%
   2008.......................... 1.45% to 2.30%    582,155  7.73 to  6.54   4,345   0.67%    (41.08)% to (41.59)%
Columbia Funds Variable
  Insurance Trust I
 Columbia Variable Portfolio --
   Marsico Growth Fund --
   Class 1
   2012.......................... 1.45% to 2.30%  1,789,726 16.71 to 11.47  25,951   0.68%      10.61% to    9.65%
   2011.......................... 1.45% to 2.30%  2,153,872 15.11 to 10.46  28,613   0.29%     (4.05)% to  (4.87)%
   2010.......................... 1.45% to 2.30%  2,739,466 15.75 to 11.00  38,736   0.12%      19.79% to   18.76%
   2009.......................... 1.45% to 2.30%  3,064,123 13.15 to  9.26  36,308   0.78%      24.83% to   23.75%
   2008.......................... 1.45% to 2.30%  3,282,592 10.53 to  7.49  32,303   0.31%    (40.33)% to (40.84)%
 Columbia Variable Portfolio --
   Marsico International
   Opportunities Fund --
   Class 2
   2012.......................... 1.45% to 2.55%  4,431,272 19.22 to  7.90  53,257   0.93%      15.91% to   14.61%
   2011.......................... 1.45% to 2.55%  5,218,552 16.58 to  6.90  55,303   0.78%    (17.40)% to (18.32)%
   2010.......................... 1.45% to 2.55%  5,532,824 20.08 to  8.44  75,805   0.68%      12.08% to   10.83%
   2009.......................... 1.45% to 2.55%  6,441,360 17.91 to  7.62  78,350   1.88%      35.95% to   34.43%
   2008.......................... 1.45% to 2.55%  6,825,330 13.18 to  5.67  64,646   1.35%    (49.24)% to (49.80)%
DWS Variable Series I
 DWS Capital Growth VIP --
   Class B Shares
   2012.......................... 1.45% to 1.50%        610 10.03 to 10.02       6   0.56%      13.93% to   13.87%
   2011 (4)...................... 1.45% to 1.50%      1,126  8.80 to  8.80      10   0.00%    (17.29)% to (17.33)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
DWS Variable Series II
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2012........................... 1.45% to 2.05%     2,355 23.50 to 12.75     51   0.80%      11.73% to   11.05%
   2011........................... 1.45% to 2.05%     4,312 21.04 to 11.49     86   0.61%     (7.69)% to  (8.25)%
   2010........................... 1.45% to 2.05%     5,084 22.79 to 12.52    111   0.80%      20.89% to   20.15%
   2009........................... 1.45% to 2.05%     4,256 18.85 to 10.42     73   1.63%      27.41% to   26.63%
   2008........................... 1.45% to 2.05%     4,267 14.80 to  8.23     59   1.36%    (34.64)% to (35.04)%
 DWS Large Cap Value VIP --
   Class B Shares
   2012........................... 1.45% to 2.05%     7,327  9.86 to  9.76     72   1.68%       7.85% to    7.19%
   2011 (4)....................... 1.45% to 2.05%     8,090  9.14 to  9.11     74   0.00%    (12.44)% to (12.97)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2012........................... 1.45% to 1.45%     4,457 18.65 to 18.65     83   0.50%      17.94% to   17.94%
   2011........................... 1.45% to 2.05%     5,636 15.81 to 10.44     87   0.54%     (1.06)% to  (1.66)%
   2010........................... 1.45% to 2.05%     6,928 15.98 to 10.62    103   0.96%      25.26% to   24.49%
   2009........................... 1.45% to 2.05%     7,278 12.76 to  8.53     86   1.37%      33.54% to   32.73%
   2008........................... 1.45% to 2.05%     9,473  9.56 to  6.43     86   0.93%    (41.29)% to (41.64)%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2012........................... 1.45% to 2.05%    68,739 10.12 to  9.77    688   0.00%     (1.45)% to  (2.06)%
   2011........................... 1.45% to 2.05%    72,669 10.27 to  9.98    737   0.01%     (1.44)% to  (2.04)%
   2010........................... 1.45% to 2.05%    60,971 10.42 to 10.18    632   0.01%     (1.44)% to  (2.04)%
   2009........................... 1.45% to 2.20%    45,268 10.57 to  9.98    473   0.15%     (1.32)% to  (2.08)%
   2008........................... 1.45% to 2.05%    75,117 10.72 to 10.60    798   2.24%       1.05% to  (0.44)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2012........................... 1.50% to 2.05%   523,857  7.34 to 12.19  3,851   0.80%      10.29% to    9.67%
   2011........................... 1.45% to 2.05%   566,457 14.02 to 11.11  3,828   0.89%     (0.56)% to  (1.16)%
   2010........................... 1.50% to 2.05%   597,064  6.69 to 11.24  4,013   0.85%      13.09% to   12.46%
   2009........................... 1.50% to 2.05%   612,680  5.92 to 10.00  3,642   0.96%      31.75% to   31.01%
   2008........................... 1.50% to 2.05%   668,346  4.49 to  7.63  3,015   0.76%    (35.41)% to (35.77)%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2012........................... 1.45% to 2.55% 5,310,021 12.86 to 10.84 64,390   4.17%       5.77% to    4.58%
   2011........................... 1.45% to 2.55% 2,297,228 12.15 to 10.36 27,501   4.22%       1.06% to  (0.06)%
   2010........................... 1.45% to 2.55% 2,710,733 12.03 to 10.37 32,192   4.17%       7.54% to    6.34%
   2009........................... 1.45% to 2.55% 5,811,349 11.18 to  9.75 62,369   4.81%      42.22% to   40.63%
   2008........................... 1.45% to 2.55% 5,262,454  7.86 to  6.93 39,804   5.63%    (28.19)% to (28.99)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
Federated Insurance Series
 Federated Capital Appreciation
   Fund II -- Primary Shares
   2012.......................... 1.15% to 1.60%   855,844 10.99 to 10.86  9,332    0.56%      8.90% to    8.41%
   2011.......................... 1.15% to 1.60% 1,004,660 10.10 to 10.01 10,089    0.74%    (6.38)% to  (6.80)%
   2010 (4)...................... 1.15% to 1.60% 1,194,955 10.78 to 10.74 12,856    0.00%      9.78% to    9.29%
 Federated High Income Bond
   Fund II -- Primary Shares
   2012.......................... 1.15% to 1.60%   987,669 31.04 to 18.13 23,746    7.75%     13.37% to   12.86%
   2011.......................... 1.15% to 1.60% 1,082,614 27.38 to 16.06 22,866    8.97%      3.96% to    3.49%
   2010.......................... 1.15% to 1.60% 1,297,630 26.34 to 15.52 26,334    8.25%     13.41% to   12.90%
   2009.......................... 1.15% to 1.60% 1,496,563 23.22 to 13.75 26,825   10.21%     51.09% to   50.41%
   2008.......................... 1.15% to 1.60% 1,467,058 15.37 to  9.14 17,443   10.25%   (26.85)% to (27.18)%
 Federated High Income Bond
   Fund II -- Service Shares
   2012.......................... 1.45% to 2.30% 2,091,309 19.15 to 15.14 39,974    7.59%     12.64% to   11.67%
   2011.......................... 1.45% to 2.30% 2,063,018 17.00 to 13.56 34,906    8.96%      3.40% to    2.52%
   2010.......................... 1.45% to 2.30% 2,419,205 16.44 to 13.23 39,664    7.87%     12.73% to   11.75%
   2009.......................... 1.45% to 2.30% 2,322,730 14.59 to 11.84 33,936    9.28%     50.27% to   48.97%
   2008.......................... 1.45% to 2.30% 2,234,174  9.71 to  7.94 21,881    9.67%   (27.17)% to (27.80)%
 Federated Kaufmann Fund II --
   Service Shares
   2012.......................... 1.45% to 2.40% 1,260,634 18.31 to  8.79 21,186    0.00%     15.31% to   14.20%
   2011.......................... 1.45% to 2.55% 5,911,389 15.88 to  7.64 59,382    0.87%   (14.74)% to (15.69)%
   2010.......................... 1.45% to 2.55% 5,947,890 18.62 to  9.06 72,506    0.00%     16.04% to   14.75%
   2009.......................... 1.45% to 2.55% 4,895,409 16.05 to  7.90 56,115    0.00%     27.23% to   25.81%
   2008.......................... 1.45% to 2.55% 4,812,138 12.61 to  6.28 45,845    0.00%   (42.75)% to (43.39)%
 Federated Managed Volatility
   Fund II
   2012.......................... 1.15% to 1.60%   512,990 22.69 to 11.17  8,752    2.92%     12.24% to   11.73%
   2011.......................... 1.15% to 1.60%   540,001 20.21 to 10.00  8,295    3.93%      3.57% to    3.10%
   2010.......................... 1.15% to 1.60%   588,797 19.52 to  9.70  8,732    6.28%     10.80% to   10.30%
   2009.......................... 1.15% to 1.60%   721,714 17.61 to  8.79  9,640    6.32%     26.80% to   26.23%
   2008.......................... 1.15% to 1.60%   855,909 13.89 to  6.96  9,050    6.06%   (21.30)% to (21.65)%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio
   --Initial Class
   2012.......................... 1.15% to 1.60% 1,717,147 40.99 to 13.33 60,115    1.49%     11.18% to   10.68%
   2011.......................... 1.15% to 1.60% 1,999,658 36.87 to 12.05 61,909    1.86%    (3.68)% to  (4.11)%
   2010.......................... 1.15% to 1.60% 2,414,469 38.28 to 12.56 74,847    1.66%     12.95% to   12.44%
   2009.......................... 1.15% to 1.60% 2,680,632 33.89 to 11.17 75,497    2.36%     27.63% to   27.05%
   2008.......................... 1.15% to 1.60% 3,076,370 26.55 to  8.79 68,001    2.45%   (29.54)% to (29.86)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 VIP Asset Manager/SM/ Portfolio
   -- Service Class 2
   2012.......................... 1.45% to 2.30%    991,187 13.44 to 12.31  12,836   1.23%      10.60% to    9.65%
   2011.......................... 1.45% to 2.30%  1,243,753 12.15 to 11.22  14,615   1.60%     (4.22)% to  (5.05)%
   2010.......................... 1.45% to 2.30%  1,538,516 12.68 to 11.82  18,958   1.40%      12.31% to   11.34%
   2009.......................... 1.45% to 2.30%  1,751,372 11.29 to 10.62  19,260   2.02%      26.89% to   25.80%
   2008.......................... 1.45% to 2.30%  1,874,666  8.90 to  8.44  16,286   2.27%    (29.94)% to (30.54)%
 VIP Balanced Portfolio --
   Service Class 2
   2012.......................... 1.45% to 2.55%  6,503,500 12.30 to 10.46  75,098   1.52%      13.15% to   11.89%
   2011.......................... 1.45% to 2.55%  6,881,761 10.87 to  9.35  70,645   1.40%     (5.22)% to  (6.27)%
   2010.......................... 1.45% to 2.55%  6,779,387 11.47 to  9.97  73,820   1.52%      16.05% to   14.76%
   2009.......................... 1.45% to 2.55%  6,966,166  9.88 to  8.69  65,552   1.84%      36.32% to   34.80%
   2008.......................... 1.45% to 2.55%  6,416,955  7.25 to  6.45  44,795   1.79%    (35.10)% to (35.83)%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2012.......................... 1.15% to 1.60%  4,390,853 48.83 to 16.09 123,400   1.28%      15.07% to   14.55%
   2011.......................... 1.15% to 1.60%  5,110,949 42.43 to 14.05 124,220   0.95%     (3.64)% to  (4.08)%
   2010.......................... 1.15% to 1.60%  6,064,325 44.04 to 14.64 153,099   1.21%      15.87% to   15.35%
   2009.......................... 1.15% to 1.60%  7,029,385 38.01 to 12.70 154,027   1.35%      34.15% to   33.54%
   2008.......................... 1.15% to 1.60%  8,530,894 28.33 to  9.51 138,791   0.88%    (43.18)% to (43.43)%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2012.......................... 1.45% to 2.55% 22,275,144 19.56 to  9.88 267,620   1.09%      14.45% to   13.17%
   2011.......................... 1.45% to 2.55%  8,717,847 17.09 to  8.73 115,951   0.74%     (4.19)% to  (5.26)%
   2010.......................... 1.45% to 2.55%  9,949,015 17.84 to  9.21 139,185   0.98%      15.23% to   13.95%
   2009.......................... 1.45% to 2.55% 11,477,898 15.48 to  8.09 139,161   1.15%      33.50% to   32.01%
   2008.......................... 1.45% to 2.55% 12,610,294 11.59 to  6.13 116,786   0.63%    (43.52)% to (44.16)%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2012.......................... 1.45% to 1.85%    127,184 17.22 to 13.29   2,111   0.41%      20.47% to   19.98%
   2011.......................... 1.45% to 1.85%    149,191 14.29 to 11.08   2,038   0.00%     (4.17)% to  (4.56)%
   2010.......................... 1.45% to 1.95%    181,993 14.92 to  9.41   2,572   0.22%      16.28% to   15.69%
   2009.......................... 1.45% to 1.85%    193,075 12.83 to 10.02   2,427   0.02%      33.82% to   33.28%
   2008.......................... 1.45% to 1.85%    250,019  9.59 to  7.52   2,364   0.47%    (42.20)% to (42.43)%
 VIP Equity-Income Portfolio --
   Initial Class
   2012.......................... 1.15% to 1.60%  3,054,947 61.01 to 12.38 100,588   3.01%      15.95% to   15.43%
   2011.......................... 1.15% to 1.60%  3,627,740 52.62 to 10.72 100,854   2.38%     (0.19)% to  (0.64)%
   2010.......................... 1.15% to 1.60%  4,305,594 52.72 to 10.79 119,423   1.75%      13.83% to   13.31%
   2009.......................... 1.15% to 1.60%  5,178,909 46.32 to  9.52 124,098   2.22%      28.71% to   28.13%
   2008.......................... 1.15% to 1.60%  6,098,804 35.98 to  7.43 115,268   2.23%    (43.32)% to (43.57)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 VIP Equity-Income Portfolio --
   Service Class 2
   2012.......................... 1.45% to 2.55% 12,250,530 15.83 to  8.29 135,616   2.88%      15.35% to   14.06%
   2011.......................... 1.45% to 2.55%  4,524,978 13.72 to  7.27  52,474   2.08%     (0.80)% to  (1.91)%
   2010.......................... 1.45% to 2.55%  5,873,275 13.83 to  7.41  68,868   1.53%      13.25% to   11.99%
   2009.......................... 1.45% to 2.55%  6,978,010 12.21 to  6.61  72,555   2.02%      28.00% to   26.57%
   2008.......................... 1.45% to 2.55%  8,189,010  9.54 to  5.23  66,612   1.67%    (43.64)% to (44.27)%
 VIP Growth & Income
   Portfolio -- Initial Class
   2012.......................... 0.75% to 1.60%  1,548,381 12.64 to 10.96  23,113   2.13%      17.67% to   16.67%
   2011.......................... 0.75% to 1.60%  1,851,869 10.74 to  9.39  23,428   1.72%       0.85% to  (0.01)%
   2010.......................... 0.75% to 1.60%  2,095,446 10.65 to  9.39  26,763   0.69%      14.01% to   13.04%
   2009.......................... 0.75% to 1.60%  2,448,623  9.34 to  8.31  27,458   1.04%      26.25% to   25.17%
   2008.......................... 0.75% to 1.60%  2,945,542  7.40 to  6.64  26,128   1.10%    (42.14)% to (42.63)%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2012.......................... 1.45% to 2.20%  1,265,696 14.55 to 12.09  14,604   1.99%      16.53% to   15.64%
   2011.......................... 1.45% to 1.95%  1,371,950 12.49 to 10.63  13,548   1.47%     (0.11)% to  (0.61)%
   2010.......................... 1.45% to 2.20%  1,632,649 12.50 to 10.55  16,233   0.46%      12.89% to   12.03%
   2009.......................... 1.45% to 2.20%  1,891,358 11.08 to  9.41  16,711   0.84%      25.17% to   24.22%
   2008.......................... 1.45% to 2.20%  2,093,064  8.85 to  7.58  14,964   0.88%    (42.74)% to (43.18)%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2012.......................... 0.75% to 1.60%    841,179 10.62 to  8.70   9,669   0.39%      18.71% to   17.70%
   2011.......................... 0.75% to 1.60%    893,331  8.94 to  7.39   8,842   0.16%       1.53% to    0.67%
   2010.......................... 0.75% to 1.60%    936,955  8.81 to  7.34   9,337   0.20%      22.81% to   21.76%
   2009.......................... 0.75% to 1.60%  1,190,728  7.17 to  6.03   9,553   0.48%      44.76% to   43.52%
   2008.......................... 0.75% to 1.60%  1,296,531  4.95 to  4.20   7,395   0.38%    (55.36)% to (55.74)%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2012 (4)...................... 1.45% to 2.55%  2,734,942 10.73 to 10.62  29,273   0.16%       7.88% to    6.68%
 VIP Growth Portfolio -- Initial
   Class
   2012.......................... 1.15% to 1.60%  2,281,334 62.02 to  9.78  59,904   0.57%      13.36% to   12.85%
   2011.......................... 1.15% to 1.60%  2,679,282 54.71 to  8.66  61,236   0.35%     (0.95)% to  (1.39)%
   2010.......................... 1.15% to 1.60%  3,132,022 55.23 to  8.78  71,983   0.27%      22.75% to   22.19%
   2009.......................... 1.15% to 1.60%  3,692,954 45.00 to  7.19  68,484   0.44%      26.81% to   26.24%
   2008.......................... 1.15% to 1.60%  4,359,533 35.48 to  5.70  63,332   0.75%    (47.78)% to (48.01)%
 VIP Growth Portfolio --
   Service Class 2
   2012.......................... 1.45% to 2.30%  1,947,729 15.32 to 11.52  17,689   0.32%      12.74% to   11.77%
   2011.......................... 1.45% to 2.30%  2,567,808 13.58 to 10.31  19,928   0.13%     (1.48)% to  (2.33)%
   2010.......................... 1.45% to 2.30%  2,923,278 13.79 to 10.55  23,680   0.03%      22.07% to   21.02%
   2009.......................... 1.45% to 2.30%  4,006,232 11.30 to  8.72  26,119   0.21%      26.11% to   25.02%
   2008.......................... 1.45% to 2.30%  4,302,622  8.96 to  6.98  22,606   0.53%    (48.07)% to (48.52)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Growth Stock Portfolio --
   Service Class 2
   2012 (4)..................... 1.45% to 2.55%  3,574,522 10.89 to 10.77  38,808   0.63%       9.57% to    8.35%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2012......................... 1.45% to 2.55% 11,363,659 12.74 to 11.95 142,492   2.20%       4.07% to    2.90%
   2011......................... 1.45% to 2.55%  1,333,152 12.24 to 11.62  16,221   3.45%       5.49% to    4.31%
   2010......................... 1.45% to 2.55%  1,168,158 11.60 to 11.14  13,488   3.22%       5.99% to    4.81%
   2009......................... 1.45% to 2.55%  1,247,865 10.95 to 10.63  13,610   8.05%      13.80% to   12.53%
   2008......................... 1.45% to 2.55%    657,573  9.62 to  9.44   6,309   3.60%     (4.86)% to  (5.92)%
 VIP Mid Cap Portfolio --
   Initial Class
   2012......................... 0.75% to 0.75%      1,029 26.35 to 26.35      27   0.64%      13.97% to   13.97%
   2011......................... 0.75% to 0.75%      1,514 23.12 to 23.12      35   0.26%    (11.28)% to (11.28)%
   2010......................... 0.75% to 0.75%      1,503 26.06 to 26.06      39   0.38%      27.87% to   27.87%
   2009......................... 0.75% to 0.75%      1,505 20.38 to 20.38      31   0.70%      39.04% to   39.04%
   2008......................... 0.75% to 0.75%      1,526 14.66 to 14.66      22   0.47%    (39.90)% to (39.90)%
 VIP Mid Cap Portfolio --
   Service Class 2
   2012......................... 1.15% to 2.55% 10,619,523 26.59 to 10.27 170,431   0.39%      13.24% to   11.63%
   2011......................... 1.15% to 2.55%  4,889,281 23.48 to  9.20  97,950   0.02%    (11.88)% to (13.12)%
   2010......................... 1.15% to 2.55%  6,200,645 26.64 to 10.59 142,397   0.12%      27.09% to   25.30%
   2009......................... 1.15% to 2.55%  7,021,421 20.96 to  8.45 126,986   0.44%      38.14% to   36.19%
   2008......................... 1.15% to 2.55%  8,183,271 15.17 to  6.21 108,557   0.23%    (40.30)% to (41.15)%
 VIP Overseas Portfolio --
   Initial Class
   2012......................... 0.75% to 1.60%  1,100,757 11.01 to 11.65  23,478   1.92%      19.83% to   18.81%
   2011......................... 0.75% to 1.60%  1,234,488  9.19 to  9.81  22,127   1.31%    (17.78)% to (18.49)%
   2010......................... 0.75% to 1.60%  1,464,943 11.17 to 12.03  32,074   1.36%      12.27% to   11.31%
   2009......................... 0.75% to 1.60%  1,723,772  9.95 to 10.81  33,424   2.09%      25.58% to   24.51%
   2008......................... 0.75% to 1.60%  2,093,149  7.93 to  8.68  32,712   2.23%    (44.23)% to (44.70)%
 VIP Value Strategies Portfolio
   -- Service Class 2
   2012......................... 1.45% to 2.20%    326,129 14.05 to 13.62   4,494   0.44%      25.22% to   24.26%
   2011......................... 1.45% to 2.10%    278,601 11.22 to 10.66   3,058   0.70%    (10.35)% to (10.94)%
   2010......................... 1.45% to 2.20%    371,208 12.52 to 12.32   4,563   0.24%      24.51% to   23.56%
   2009......................... 1.45% to 2.20%    410,826 10.05 to  9.97   4,067   0.39%      54.87% to   53.69%
   2008......................... 1.45% to 2.20%    351,190  6.49 to  6.49   2,239   0.50%    (51.99)% to (52.36)%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2012......................... 1.45% to 2.55% 42,955,777 14.29 to 10.49 540,761   6.45%      11.02% to    9.77%
   2011......................... 1.45% to 2.55% 50,630,331 12.87 to  9.55 578,783   5.75%       0.90% to  (0.22)%
   2010......................... 1.45% to 2.55% 59,506,030 12.75 to  9.57 679,174   6.66%      11.04% to    9.80%
   2009......................... 1.45% to 2.55% 67,401,493 11.49 to  8.72 697,292   8.22%      33.63% to   32.14%
   2008......................... 1.45% to 2.55% 78,783,169  8.60 to  6.60 613,811   5.40%    (30.68)% to (31.45)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2012........................ 1.45% to 2.05%     23,883 14.21 to 11.06     332    0.84%     10.74% to   10.06%
   2011........................ 1.45% to 2.05%     27,495 12.83 to 10.05     346    0.65%    (2.93)% to  (3.52)%
   2010........................ 1.45% to 2.05%     30,856 13.22 to 10.42     396    0.83%      9.97% to    9.30%
   2009........................ 1.45% to 2.05%     34,602 12.02 to  9.53     405    1.37%     27.85% to   27.07%
   2008........................ 1.45% to 2.10%     47,853  9.40 to  7.13     421    1.35%   (35.48)% to (35.91)%
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2012........................ 1.45% to 2.55% 11,368,166  9.64 to  9.08 106,153    2.81%     13.66% to   12.39%
   2011........................ 1.45% to 2.55% 12,885,675  8.48 to  8.08 106,353    0.02%    (2.97)% to  (4.05)%
   2010........................ 1.45% to 2.55% 14,297,304  8.74 to  8.42 122,162    2.04%      8.66% to    7.44%
   2009........................ 1.45% to 2.55% 16,220,852  8.05 to  7.84 128,206    2.43%     28.36% to   26.93%
   2008........................ 1.45% to 2.55% 19,310,673  6.27 to  6.17 119,562    2.47%   (36.80)% to (37.51)%
 Mutual Shares Securities Fund
   -- Class 2 Shares
   2012........................ 1.45% to 2.40%  1,581,716 15.97 to  8.45  19,988    1.84%     12.58% to   11.50%
   2011........................ 1.45% to 2.55%  6,183,615 14.19 to  7.53  59,135    2.37%    (2.47)% to  (3.56)%
   2010........................ 1.45% to 2.55%  6,805,503 14.55 to  7.80  67,378    1.41%      9.58% to    8.36%
   2009........................ 1.45% to 2.55%  9,715,017 13.28 to  7.20  86,585    2.00%     24.22% to   22.83%
   2008........................ 1.45% to 2.55%  8,492,581 10.69 to  5.86  62,754    2.05%   (38.02)% to (38.72)%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2012........................ 0.75% to 1.60%    745,396 14.20 to 13.26   9,998    3.24%     17.70% to   16.70%
   2011........................ 1.15% to 1.60%    817,020 11.73 to 11.36   9,374    1.95%   (11.47)% to (11.87)%
   2010........................ 0.75% to 1.60%    967,215 13.58 to 12.89  12,580    2.09%      7.86% to    6.94%
   2009........................ 1.15% to 1.60%    975,796 12.33 to 12.06  11,847    3.67%     35.76% to   35.15%
   2008........................ 1.15% to 1.60%  1,036,669  9.08 to  8.92   9,298    2.71%   (40.93)% to (41.19)%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2012........................ 1.45% to 2.20%    126,214 19.71 to  8.90   1,688    3.17%     16.51% to   15.63%
   2011........................ 1.45% to 2.20%    103,850 16.92 to  7.70   1,285    1.67%   (11.93)% to (12.60)%
   2010........................ 1.45% to 2.20%    105,029 19.21 to  8.81   1,516    1.82%      6.84% to    6.02%
   2009........................ 1.45% to 2.20%    187,539 17.98 to  8.31   2,340    3.61%     35.06% to   34.03%
   2008........................ 1.45% to 2.20%    225,892 13.31 to  6.20   2,069    2.45%   (41.24)% to (41.69)%
 Templeton Global Bond
   Securities Fund -- Class 1
   Shares
   2012........................ 1.15% to 1.40%    668,902 18.80 to 18.42  12,374    6.57%     13.98% to   13.69%
   2011........................ 1.15% to 1.40%    748,067 16.49 to 16.20  12,165    5.58%    (1.75)% to  (1.99)%
   2010........................ 1.15% to 1.40%    758,389 16.78 to 16.53  12,576    1.62%     13.39% to   13.11%
   2009........................ 1.15% to 1.40%    715,736 14.80 to 14.62  10,490   13.68%     17.61% to   17.32%
   2008........................ 1.15% to 1.40%    663,426 12.59 to 12.46   8,285    3.90%      5.24% to    4.97%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2012......................... 1.45% to 2.20%  1,436,617  9.48 to  9.01  13,084   2.07%      19.31% to   18.40%
   2011......................... 1.45% to 2.20%  1,512,777  7.94 to  7.61  11,548   1.34%     (8.32)% to  (9.02)%
   2010......................... 1.45% to 2.30%  1,659,655  8.67 to  8.32  13,883   1.31%       5.84% to    4.93%
   2009......................... 1.45% to 2.30%  1,841,714  8.19 to  7.93  14,636   3.14%      29.20% to   28.09%
   2008......................... 1.45% to 2.30%  1,858,179  6.34 to  6.19  11,612   1.68%    (43.16)% to (43.65)%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2012......................... 1.45% to 2.10%  1,079,397 16.12 to 12.48  13,554   1.14%      11.76% to   11.03%
   2011......................... 1.45% to 2.10%  1,273,957 14.42 to 11.24  14,328   0.81%     (3.02)% to  (3.66)%
   2010......................... 1.45% to 2.10%  1,504,763 14.87 to 11.67  17,447   1.33%       9.96% to    9.23%
   2009......................... 1.45% to 2.10%  1,832,169 13.52 to 10.69  19,332   1.17%      23.58% to   22.77%
   2008......................... 1.45% to 2.10%  2,144,377 10.94 to  8.70  18,360   1.18%    (33.91)% to (34.35)%
 Income Fund -- Class 1 Shares
   2012......................... 0.75% to 2.35%  2,605,073 17.00 to 11.71  38,054   2.11%       4.90% to    3.20%
   2011......................... 0.75% to 2.35%  3,247,690 16.21 to 11.35  45,800   4.07%       6.40% to    4.69%
   2010......................... 0.75% to 2.35%  3,707,548 15.23 to 10.84  49,438   3.08%       6.76% to    5.04%
   2009......................... 0.75% to 2.45%  4,285,246 14.27 to 10.28  53,853   3.99%       7.07% to    5.24%
   2008......................... 0.75% to 2.45%  5,291,139 13.32 to  9.77  62,745   4.71%     (5.82)% to  (7.44)%
 Premier Growth Equity Fund --
   Class 1 Shares
   2012......................... 0.75% to 2.10%  2,489,095 12.17 to 12.01  30,758   0.83%      19.97% to   18.34%
   2011......................... 0.75% to 2.10%  3,236,743 10.14 to 10.15  33,683   0.19%     (0.28)% to  (1.63)%
   2010......................... 0.75% to 2.10%  3,817,618 10.17 to 10.32  40,199   0.23%      10.77% to    9.26%
   2009......................... 0.75% to 2.10%  4,507,878  9.18 to  9.44  43,185   0.34%      37.70% to   35.83%
   2008......................... 0.75% to 2.10%  5,527,352  6.67 to  6.95  38,718   0.35%    (37.13)% to (37.99)%
 Real Estate Securities Fund --
   Class 1 Shares
   2012......................... 0.75% to 2.55%  2,397,627 35.42 to 10.25  64,381   1.84%      15.91% to   13.81%
   2011......................... 0.75% to 2.55%  2,683,707 30.56 to  9.00  63,442   1.24%       9.03% to    7.06%
   2010......................... 0.75% to 2.55%  3,101,450 28.03 to  8.41  66,608   1.75%      27.98% to   25.66%
   2009......................... 0.75% to 2.55%  3,687,118 21.90 to  6.69  60,910   5.16%      34.75% to   32.30%
   2008......................... 0.75% to 2.55%  3,994,484 16.25 to  5.06  52,712   4.77%    (36.51)% to (37.67)%
 S&P 500(R) Index Fund
   2012......................... 0.75% to 2.55%  9,702,710 10.97 to  9.22 150,686   1.91%      14.83% to   12.74%
   2011......................... 0.75% to 2.55% 10,777,158  9.55 to  8.18 148,251   1.73%       0.94% to  (0.88)%
   2010......................... 0.75% to 2.55% 13,356,583  9.46 to  8.25 181,301   1.76%      13.98% to   11.91%
   2009......................... 0.75% to 2.55% 15,860,869  8.30 to  7.37 188,908   2.13%      25.35% to   23.08%
   2008......................... 0.75% to 2.55% 18,888,011  6.62 to  5.99 178,731   1.86%    (37.87)% to (39.00)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                               EXPENSE AS A                                        INVESTMENT
                               % OF AVERAGE                             NET ASSETS   INCOME
                              NET ASSETS (1)    UNITS      UNIT VALUE      000S    RATIO (2)    TOTAL RETURN (3)
                              -------------- ----------- -------------- ---------- ---------- --------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2012...................... 1.15% to 2.30%   1,896,838 20.84 to 12.56    36,787    0.01%      13.25% to   11.93%
   2011...................... 1.15% to 2.30%   2,406,365 18.40 to 11.22    41,381    0.00%       1.95% to    0.76%
   2010...................... 1.15% to 2.30%   2,926,019 18.05 to 11.14    49,614    0.17%      26.01% to   24.54%
   2009...................... 1.15% to 2.30%   3,608,377 14.33 to  8.94    48,754    0.00%      29.38% to   27.87%
   2008...................... 1.15% to 2.30%   4,320,863 11.07 to  6.99    45,525    0.45%    (38.31)% to (39.03)%
 Total Return Fund --
   Class 1 Shares
   2012...................... 0.75% to 2.30%  73,850,035 14.43 to 11.47   994,987    1.54%      11.70% to    9.96%
   2011...................... 0.75% to 2.30%  81,217,505 12.92 to 10.43   985,186    1.68%     (3.57)% to  (5.08)%
   2010...................... 0.75% to 2.30%  89,029,365 13.40 to 10.99 1,128,019    1.39%       8.82% to    7.12%
   2009...................... 0.75% to 2.30%  94,325,853 12.31 to 10.26 1,106,739    1.60%      19.90% to   18.03%
   2008...................... 0.75% to 2.30%  97,405,071 10.27 to  8.69   963,290    1.97%    (29.81)% to (30.91)%
 Total Return Fund --
   Class 3 Shares
   2012...................... 1.45% to 2.55%  98,775,639 11.00 to  9.28   997,523    1.29%      10.62% to    9.38%
   2011...................... 1.45% to 2.55% 110,528,192  9.94 to  8.48 1,014,142    1.45%     (4.50)% to  (5.56)%
   2010...................... 1.45% to 2.55% 120,773,570 10.41 to  8.98 1,166,699    1.17%       7.78% to    6.58%
   2009...................... 1.45% to 2.55% 128,705,519  9.66 to  8.43 1,160,078    1.46%      18.82% to   17.50%
   2008...................... 1.45% to 2.55% 125,631,080  8.13 to  7.17   962,211    2.22%    (30.39)% to (31.17)%
 U.S. Equity Fund -- Class 1
   Shares
   2012...................... 0.75% to 1.85%   2,146,107 12.02 to 11.97    25,799    1.22%      14.93% to   13.65%
   2011...................... 0.75% to 1.85%   2,531,170 10.45 to 10.53    26,806    0.71%     (3.64)% to  (4.70)%
   2010...................... 0.75% to 1.85%   3,017,807 10.85 to 11.05    33,498    0.96%       9.44% to    8.22%
   2009...................... 0.75% to 1.85%   3,605,506  9.91 to 10.21    36,983    1.15%      30.64% to   29.19%
   2008...................... 0.75% to 1.95%   4,230,957  7.59 to  7.95    33,569    1.00%    (36.54)% to (37.30)%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Large Cap
   Value Fund --
   Institutional Shares
   2012...................... 1.15% to 1.60%     838,830 11.09 to 10.79     9,408    1.32%      17.75% to   17.22%
   2011...................... 1.15% to 1.60%   1,018,930  9.42 to  9.21     9,728    1.14%     (8.12)% to  (8.53)%
   2010...................... 1.15% to 1.60%   1,197,528 10.25 to 10.07    12,515    0.75%       9.92% to    9.42%
   2009...................... 1.15% to 1.60%   1,447,301  9.33 to  9.20    13,793    1.71%      16.96% to   16.43%
   2008...................... 1.15% to 1.60%   1,745,320  7.98 to  7.90    14,264    1.68%    (35.28)% to (35.57)%
 Goldman Sachs Mid Cap
   Value Fund
   2012...................... 1.15% to 2.30%   2,244,886 25.67 to 12.29    53,736    1.12%      17.10% to   15.74%
   2011...................... 1.15% to 2.30%   2,611,778 21.92 to 10.62    53,592    0.71%     (7.45)% to  (8.53)%
   2010...................... 1.15% to 2.30%   3,088,859 23.68 to 11.61    69,078    0.66%      23.56% to   22.13%
   2009...................... 1.15% to 2.30%   3,701,268 19.17 to  9.50    67,223    1.73%      31.62% to   30.09%
   2008...................... 1.15% to 2.30%   4,712,147 14.56 to  7.30    65,457    0.93%    (37.78)% to (38.50)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 Goldman Sachs Money Market
   Fund -- Service Shares
   2012 (4)....................... 0.75% to 2.55% 20,290,027  9.97 to  9.89 201,609   0.00%     (0.74)% to  (2.53)%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2012........................... 1.45% to 2.20%    332,979 13.96 to 12.62   4,553   4.76%       3.80% to    3.01%
   2011........................... 1.45% to 2.20%    399,516 13.45 to 12.25   5,280   5.58%       5.90% to    5.10%
   2010........................... 1.45% to 2.20%    452,511 12.70 to 11.65   5,666   4.11%       7.65% to    6.83%
   2009........................... 1.45% to 2.20%    329,250 11.80 to 10.91   3,853   4.69%       8.06% to    7.24%
   2008........................... 1.45% to 2.20%    161,934 10.92 to 10.17   1,758   5.61%     (0.16)% to  (0.92)%
 JPMorgan Insurance Trust
   Equity Index Portfolio --
   Class 1
   2012........................... 1.45% to 2.20%    145,802 11.18 to  9.40   1,581   1.85%      13.90% to   13.03%
   2011........................... 1.45% to 2.20%    225,476  9.81 to  8.32   2,156   1.70%       0.24% to  (0.53)%
   2010........................... 1.45% to 2.20%    237,662  9.79 to  8.36   2,277   2.27%      12.75% to   11.89%
   2009........................... 1.45% to 2.20%     90,122  8.68 to  7.48     770   2.59%      24.60% to   23.66%
   2008........................... 1.45% to 2.20%     88,270  6.97 to  6.05     607   1.88%    (38.12)% to (38.59)%
 JPMorgan Insurance Trust
   International Equity Portfolio
   -- Class 1
   2012........................... 1.45% to 2.05%      5,509 15.32 to 14.98      83   2.17%      19.30% to   18.58%
   2011........................... 1.45% to 2.05%      6,457 12.84 to 12.63      82   2.00%    (12.73)% to (13.26)%
   2010........................... 1.45% to 2.05%      7,480 14.71 to 14.56     109   0.24%       5.61% to    4.96%
   2009 (4)....................... 1.45% to 2.05%      7,443 13.93 to 13.87     103   1.54%      61.67% to   60.69%
 JPMorgan Insurance Trust
   Intrepid Growth Portfolio --
   Class 1
   2012........................... 1.45% to 2.20%     59,173 11.73 to 10.29     673   0.73%      14.61% to   13.74%
   2011........................... 1.45% to 2.20%     57,894 10.23 to  9.05     578   0.94%       0.38% to  (0.38)%
   2010........................... 1.45% to 2.20%     56,215 10.20 to  9.09     561   1.13%      14.42% to   13.55%
   2009........................... 1.45% to 2.20%    102,156  8.91 to  8.00     895   0.80%      32.37% to   31.37%
   2008........................... 1.45% to 2.20%    115,124  6.73 to  6.09     765   0.94%    (40.10)% to (40.56)%
 JPMorgan Insurance Trust
   Intrepid Mid Cap Portfolio
   -- Class 1
   2012........................... 1.45% to 2.20%     47,610 10.99 to  9.41     507   0.81%      14.44% to   13.57%
   2011........................... 1.45% to 2.20%     58,290  9.60 to  8.29     545   0.81%     (2.95)% to  (3.69)%
   2010........................... 1.45% to 2.20%     59,378  9.89 to  8.60     575   1.32%      17.79% to   16.90%
   2009........................... 1.45% to 2.20%     42,682  8.40 to  7.36     352   1.58%      33.70% to   32.68%
   2008........................... 1.45% to 2.20%     48,767  6.28 to  5.55     302   0.61%    (39.70)% to (40.16)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 JPMorgan Insurance Trust Mid
   Cap Growth Portfolio --
   Class 1
   2012........................ 1.45% to 2.20%     43,485 11.82 to 10.57     498   0.00%      14.42% to   13.55%
   2011........................ 1.45% to 2.20%     51,330 10.33 to  9.31     516   0.00%     (7.51)% to  (8.21)%
   2010........................ 1.45% to 2.20%     50,225 11.17 to 10.14     549   0.00%      23.81% to   22.87%
   2009........................ 1.45% to 2.20%     39,582  9.02 to  8.26     351   0.00%      40.97% to   39.89%
   2008........................ 1.45% to 2.20%     48,142  6.40 to  5.90     304   0.00%    (44.60)% to (45.03)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio --
   Class 1
   2012........................ 1.45% to 2.05%      5,607 18.73 to 18.31     104   1.07%      18.63% to   17.90%
   2011........................ 1.45% to 2.05%      7,510 15.79 to 15.53     118   1.46%       0.68% to    0.07%
   2010........................ 1.45% to 2.05%      9,981 15.68 to 15.52     156   1.18%      21.67% to   20.93%
   2009 (4).................... 1.45% to 2.05%     11,666 12.89 to 12.84     150   0.00%      44.45% to   43.58%
 JPMorgan Insurance Trust
   Small Cap Core Portfolio --
   Class 1
   2012........................ 1.45% to 1.45%      2,639 17.93 to 17.93      47   0.25%      17.99% to   17.99%
   2011........................ 1.45% to 1.45%      1,671 15.20 to 15.20      25   0.13%     (6.15)% to  (6.15)%
   2010........................ 1.45% to 1.45%      1,863 16.19 to 16.19      30   0.00%      25.28% to   25.28%
   2009 (4).................... 1.45% to 1.45%      1,484 12.93 to 12.93      19   0.24%      45.02% to   45.02%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2012........................ 1.45% to 2.20%    121,740 12.73 to 10.42   1,501   1.48%      15.94% to   15.05%
   2011........................ 1.45% to 2.20%    201,928 10.98 to  9.05   2,161   1.13%     (3.29)% to  (4.02)%
   2010........................ 1.45% to 2.20%    198,265 11.36 to  9.43   2,201   0.93%      11.93% to   11.08%
   2009........................ 1.45% to 2.20%     88,611 10.14 to  8.49     883   2.76%      31.74% to   30.74%
   2008........................ 1.45% to 2.20%     99,638  7.70 to  6.49     757   1.07%    (35.75)% to (36.24)%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2012........................ 1.15% to 1.60%  3,628,099 39.84 to 17.35  97,256   2.77%      12.31% to   11.80%
   2011........................ 1.15% to 1.60%  4,272,526 35.48 to 15.52 101,967   2.39%       0.47% to    0.02%
   2010........................ 1.15% to 1.60%  5,017,078 35.31 to 15.51 118,984   2.76%       7.14% to    6.66%
   2009........................ 1.15% to 1.60%  5,849,723 32.96 to 14.55 130,542   2.97%      24.44% to   23.88%
   2008........................ 1.15% to 1.60%  6,782,516 26.48 to 11.74 122,794   2.59%    (16.81)% to (17.18)%
 Balanced Portfolio -- Service
   Shares
   2012........................ 1.45% to 2.55%  9,214,179 17.81 to 11.86 129,506   2.48%      11.73% to   10.48%
   2011........................ 1.45% to 2.55% 10,546,753 15.94 to 10.73 133,861   2.12%     (0.11)% to  (1.22)%
   2010........................ 1.45% to 2.55% 12,439,882 15.96 to 10.86 159,866   2.50%       6.55% to    5.36%
   2009........................ 1.45% to 2.55% 13,737,473 14.98 to 10.31 167,934   2.76%      23.76% to   22.38%
   2008........................ 1.45% to 2.55% 12,812,353 12.10 to  8.43 129,923   2.47%    (17.28)% to (18.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 Enterprise Portfolio --
   Institutional Shares
   2012........................... 1.15% to 1.60%  1,947,561 46.19 to 13.14  49,303   0.00%      15.94% to   15.41%
   2011........................... 1.15% to 1.60%  2,230,940 39.84 to 11.38  49,328   0.00%     (2.55)% to  (2.99)%
   2010........................... 1.15% to 1.60%  2,737,583 40.89 to 11.73  60,955   0.07%      24.40% to   23.84%
   2009........................... 1.15% to 1.60%  3,208,516 32.87 to  9.47  57,175   0.00%      43.16% to   42.51%
   2008........................... 1.15% to 1.60%  3,614,454 22.96 to  6.65  45,389   0.24%    (44.37)% to (44.62)%
 Enterprise Portfolio -- Service
   Shares
   2012........................... 1.50% to 1.70%    552,725  7.08 to  6.90   4,412   0.00%      15.23% to   14.99%
   2011........................... 1.50% to 1.70%    733,829  6.14 to  6.00   5,082   0.00%     (3.12)% to  (3.32)%
   2010........................... 1.50% to 1.70%    936,942  6.34 to  6.21   6,789   0.00%      23.64% to   23.39%
   2009........................... 1.50% to 1.70%  1,090,738  5.13 to  5.03   6,281   0.00%      42.28% to   41.99%
   2008........................... 1.50% to 1.70%  1,351,294  3.60 to  3.54   5,484   0.06%    (44.70)% to (44.81)%
 Flexible Bond Portfolio --
   Institutional Shares
   2012........................... 0.75% to 1.60%    918,120 21.35 to 19.17  21,722   3.43%       7.52% to    6.60%
   2011........................... 0.75% to 1.60%  1,004,124 19.85 to 17.98  22,217   3.73%       5.95% to    5.04%
   2010........................... 0.75% to 1.60%  1,179,594 18.74 to 17.12  24,777   3.79%       7.16% to    6.25%
   2009........................... 0.75% to 1.60%  1,339,043 17.49 to 16.11  26,360   4.63%      12.37% to   11.41%
   2008........................... 0.75% to 1.60%  1,190,335 15.56 to 14.46  21,047   4.17%       5.23% to    4.33%
 Forty Portfolio -- Institutional
   Shares
   2012........................... 0.75% to 1.60%  1,936,175 12.61 to 14.10  41,380   0.69%      23.23% to   22.17%
   2011........................... 0.75% to 1.60%  2,269,593 10.24 to 11.54  39,819   0.37%     (7.39)% to  (8.18)%
   2010........................... 0.75% to 1.60%  2,758,731 11.05 to 12.57  53,004   0.34%       5.95% to    5.05%
   2009........................... 0.75% to 1.60%  3,375,548 10.43 to 11.97  61,427   0.04%      45.24% to   44.00%
   2008........................... 0.75% to 1.60%  3,883,178  7.18 to  8.31  49,408   0.14%    (44.57)% to (45.04)%
 Forty Portfolio -- Service
   Shares
   2012........................... 1.45% to 2.55%  4,586,883 20.19 to 11.01  52,690   0.56%      22.06% to   20.69%
   2011........................... 1.45% to 2.55%  4,630,163 16.54 to  9.12  44,050   0.25%     (8.29)% to  (9.31)%
   2010........................... 1.45% to 2.55%  5,164,331 18.04 to 10.06  54,511   0.19%       4.94% to    3.77%
   2009........................... 1.45% to 2.55% 10,893,165 17.19 to  9.70 107,822   0.01%      43.90% to   42.29%
   2008........................... 1.45% to 2.55% 10,897,858 11.95 to  6.81  77,068   0.01%    (45.12)% to (45.73)%
 Global Technology Portfolio --
   Service Shares
   2012........................... 1.15% to 1.70%  1,075,593  5.64 to  5.14   5,799   0.00%      17.77% to   17.12%
   2011........................... 1.15% to 1.70%  1,319,545  4.79 to  4.39   6,061   0.00%     (9.71)% to (10.21)%
   2010........................... 1.15% to 1.70%  1,601,174  5.30 to  4.89   8,156   0.00%      22.97% to   22.28%
   2009........................... 1.15% to 1.70%  1,684,041  4.31 to  4.00   7,001   0.00%      55.09% to   54.23%
   2008........................... 1.15% to 1.70%  1,731,993  2.78 to  2.59   4,648   0.09%    (44.62)% to (44.93)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Portfolio -- Institutional
   Shares
   2012.............................. 1.15% to 1.60% 2,894,203 28.92 to  9.53 49,944   0.54%      17.22% to   16.69%
   2011.............................. 1.15% to 1.60% 3,370,388 24.67 to  8.17 49,568   0.58%     (6.39)% to  (6.81)%
   2010.............................. 1.15% to 1.60% 4,095,798 26.35 to  8.76 63,582   1.08%      13.20% to   12.69%
   2009.............................. 1.15% to 1.60% 4,891,848 23.28 to  7.78 67,179   0.54%      34.78% to   34.17%
   2008.............................. 1.15% to 1.60% 5,587,425 17.27 to  5.80 57,089   0.72%    (40.42)% to (40.68)%
 Janus Portfolio -- Service Shares
   2012.............................. 1.50% to 1.70%   509,550  7.26 to  7.07  3,839   0.43%      16.51% to   16.27%
   2011.............................. 1.50% to 1.70%   633,398  6.23 to  6.08  4,115   0.44%     (6.95)% to  (7.14)%
   2010.............................. 1.50% to 1.70%   771,277  6.69 to  6.55  5,366   0.36%      12.55% to   12.32%
   2009.............................. 1.50% to 1.70%   975,931  5.95 to  5.83  6,057   0.39%      33.97% to   33.70%
   2008.............................. 1.50% to 1.70% 1,178,442  4.44 to  4.36  5,486   0.58%    (40.77)% to (40.89)%
 Overseas Portfolio -- Institutional
   Shares
   2012.............................. 0.75% to 1.60% 1,713,077 14.52 to 21.94 50,314   0.68%      12.61% to   11.65%
   2011.............................. 0.75% to 1.60% 2,051,624 12.89 to 19.65 53,699   0.47%    (32.68)% to (33.25)%
   2010.............................. 0.75% to 1.60% 2,537,925 19.15 to 29.44 99,035   0.68%      24.37% to   23.31%
   2009.............................. 0.75% to 1.60% 2,970,025 15.40 to 23.87 93,941   0.56%      78.21% to   76.69%
   2008.............................. 0.75% to 1.60% 3,413,992  8.64 to 13.51 60,693   2.75%    (52.47)% to (52.88)%
 Overseas Portfolio -- Service
   Shares
   2012.............................. 1.45% to 2.10%   448,452 28.62 to 18.74  6,292   0.59%      11.54% to   10.80%
   2011.............................. 1.45% to 2.10%   591,517 25.66 to 16.92  7,619   0.38%    (33.32)% to (33.76)%
   2010.............................. 1.45% to 2.10%   820,795 38.48 to 25.54 15,993   0.52%      23.21% to   22.40%
   2009.............................. 1.45% to 2.10% 1,103,878 31.24 to 20.86 17,431   0.40%      76.48% to   75.31%
   2008.............................. 1.45% to 2.10% 1,331,312 17.70 to 11.90 11,958   2.68%    (52.92)% to (53.24)%
 Worldwide Portfolio --
   Institutional Shares
   2012.............................. 1.15% to 1.60% 2,560,336 32.69 to  9.64 51,867   0.85%      18.69% to   18.16%
   2011.............................. 1.15% to 1.60% 2,980,577 27.54 to  8.16 51,192   0.57%    (14.73)% to (15.12)%
   2010.............................. 1.15% to 1.60% 3,542,088 32.30 to  9.61 70,639   0.61%      14.50% to   13.99%
   2009.............................. 1.15% to 1.60% 4,069,088 28.21 to  8.43 70,423   1.41%      36.12% to   35.50%
   2008.............................. 1.15% to 1.60% 4,749,869 20.72 to  6.22 60,413   1.16%    (45.30)% to (45.55)%
 Worldwide Portfolio -- Service
   Shares
   2012.............................. 1.50% to 1.70%   697,274  6.23 to  6.08  4,576   0.74%      18.06% to   17.82%
   2011.............................. 1.50% to 1.70%   891,449  5.28 to  5.16  4,956   0.47%    (15.28)% to (15.45)%
   2010.............................. 1.50% to 1.70% 1,036,356  6.23 to  6.10  6,800   0.48%      13.79% to   13.56%
   2009.............................. 1.50% to 1.70% 1,278,506  5.48 to  5.37  7,398   1.26%      35.34% to   35.07%
   2008.............................. 1.50% to 1.70% 1,533,563  4.05 to  3.98  6,583   0.98%    (45.64)% to (45.75)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
Legg Mason Partners Variable
  Equity Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2012........................... 1.45% to 2.30%   290,638 17.59 to 11.83  4,805   0.13%      16.74% to   15.73%
   2011........................... 1.45% to 2.30%   382,148 15.07 to 10.22  5,388   0.00%       0.68% to  (0.18)%
   2010........................... 1.45% to 2.30%   426,545 14.97 to 10.24  5,856   0.00%      22.91% to   21.85%
   2009........................... 1.45% to 2.30%   547,645 12.18 to  8.41  6,069   0.00%      32.25% to   31.11%
   2008........................... 1.45% to 2.30%   686,157  9.21 to  6.41  5,736   0.00%    (41.44)% to (41.95)%
 Legg Mason ClearBridge Variable
   Equity Income Builder
   Portfolio -- Class I
   2012........................... 1.15% to 1.60%   585,520 10.46 to 10.20  6,014   3.00%      12.89% to   12.38%
   2011........................... 1.15% to 1.60%   557,518  9.27 to  9.07  5,086   3.52%       6.66% to    6.18%
   2010........................... 1.15% to 1.60%   543,444  8.69 to  8.55  4,661   3.77%      10.97% to   10.47%
   2009........................... 1.15% to 1.60%   709,576  7.83 to  7.74  5,503   3.20%      21.49% to   20.94%
   2008........................... 1.15% to 1.60%   825,947  6.45 to  6.40  5,292   0.95%    (35.77)% to (36.06)%
 Legg Mason ClearBridge Variable
   Equity Income Builder
   Portfolio -- Class II
   2012........................... 1.45% to 2.45%   724,572 10.22 to  9.64  7,181   2.70%      12.42% to   11.28%
   2011........................... 1.45% to 2.45%   805,885  9.09 to  8.66  7,131   2.95%       6.15% to    5.08%
   2010........................... 1.45% to 2.45%   952,213  8.56 to  8.25  7,983   3.72%      10.49% to    9.37%
   2009........................... 1.45% to 2.45% 1,032,646  7.75 to  7.54  7,872   3.21%      20.85% to   19.63%
   2008........................... 1.45% to 2.45% 1,058,150  6.41 to  6.30  6,715   0.97%    (35.90)% to (36.55)%
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2012........................... 1.45% to 2.30%   691,272  9.11 to  8.68  6,251   1.62%      13.31% to   12.33%
   2011........................... 1.45% to 2.30%   823,601  8.04 to  7.72  6,578   1.24%     (7.55)% to  (8.35)%
   2010........................... 1.45% to 2.30% 1,013,465  8.70 to  8.43  8,765   1.62%      14.91% to   13.92%
   2009........................... 1.45% to 2.30% 1,223,937  7.57 to  7.40  9,226   1.33%      27.48% to   26.38%
   2008........................... 1.45% to 2.30% 1,421,022  5.94 to  5.85  8,415   1.63%    (37.50)% to (38.04)%
 Legg Mason ClearBridge Variable
   Large Cap Value Portfolio --
   Class I
   2012........................... 1.15% to 1.60%   595,426 20.10 to 14.09 10,197   2.25%      15.16% to   14.64%
   2011........................... 1.15% to 1.60%   672,455 17.46 to 12.29 10,003   2.22%       3.75% to    3.28%
   2010........................... 1.15% to 1.60%   755,761 16.82 to 11.90 10,871   2.91%       8.21% to    7.72%
   2009........................... 1.15% to 1.60%   886,599 15.55 to 11.04 11,860   1.84%      23.07% to   22.51%
   2008........................... 1.15% to 1.60% 1,153,097 12.63 to  9.02 12,556   1.10%    (36.37)% to (36.65)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
Legg Mason Partners Variable
  Income Trust
 Western Asset Variable Strategic
   Bond Portfolio -- Class I
   2012............................ 1.15% to 1.60%   815,687 18.84 to 17.15 14,576   2.72%       6.52% to    6.05%
   2011............................ 1.15% to 1.60%   849,416 17.68 to 16.18 14,295   3.58%       5.65% to    5.17%
   2010............................ 1.15% to 1.60%   916,784 16.74 to 15.38 14,572   2.66%      10.54% to   10.04%
   2009............................ 1.15% to 1.60% 1,054,243 15.14 to 13.98 15,214   4.36%      20.41% to   19.87%
   2008............................ 1.15% to 1.60% 1,282,652 12.58 to 11.66 15,422   5.45%    (17.98)% to (18.35)%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2012............................ 1.45% to 2.30%   935,280 15.67 to 12.15  8,671   0.22%      14.99% to   13.99%
   2011............................ 1.45% to 2.30% 1,156,186 13.63 to 10.66  9,468   0.25%     (1.08)% to  (1.93)%
   2010............................ 1.45% to 2.30% 1,375,271 13.77 to 10.87 11,452   0.30%      10.53% to    9.57%
   2009............................ 1.45% to 2.30% 1,761,025 12.46 to  9.92 13,156   0.45%      37.08% to   35.90%
   2008............................ 1.45% to 2.30% 2,114,412  9.09 to  7.30 11,423   0.30%    (37.90)% to (38.43)%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2012............................ 1.45% to 1.95%   645,995 16.40 to 12.91  7,265   0.71%      17.11% to   16.51%
   2011............................ 1.45% to 1.95%   809,245 14.00 to 11.08  7,830   0.73%     (3.83)% to  (4.32)%
   2010............................ 1.45% to 1.95% 1,013,295 14.56 to 11.58 10,256   1.03%       9.27% to    8.72%
   2009............................ 1.45% to 1.95% 1,214,776 13.33 to 10.65 11,262   1.33%      24.72% to   24.09%
   2008............................ 1.45% to 1.95% 1,448,454 10.68 to  8.58 10,745   0.53%    (34.22)% to (34.56)%
 MFS(R) New Discovery Series --
   Service Class Shares
   2012............................ 1.15% to 2.30% 1,502,506 21.47 to 15.08 21,100   0.00%      19.50% to   18.11%
   2011............................ 1.15% to 2.30% 1,887,765 17.96 to 12.77 22,864   0.00%    (11.52)% to (12.55)%
   2010............................ 1.15% to 2.30% 2,259,582 20.30 to 14.60 31,137   0.00%      34.38% to   32.82%
   2009............................ 1.15% to 2.30% 2,361,297 15.11 to 10.99 23,923   0.00%      61.05% to   59.18%
   2008............................ 1.15% to 2.30% 2,398,120  9.38 to  6.91 15,141   0.00%    (40.22)% to (40.91)%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2012............................ 1.45% to 1.45%     4,797 15.14 to 15.14     73   5.69%       9.00% to    9.00%
   2011............................ 1.45% to 1.45%     5,605 13.89 to 13.89     78   5.36%       3.02% to    3.02%
   2010............................ 1.45% to 1.45%     5,711 13.48 to 13.48     77   4.19%       8.20% to    8.20%
   2009............................ 1.45% to 2.20%    37,014 12.46 to 10.32    425   9.57%      22.09% to   21.16%
   2008............................ 1.45% to 2.20%    40,658 10.21 to  8.52    387   1.52%    (13.54)% to (14.20)%
 MFS(R) Total Return Series --
   Service Class Shares
   2012............................ 1.45% to 2.55% 5,307,438 14.72 to  9.66 60,562   2.53%       9.32% to    8.10%
   2011............................ 1.45% to 2.55% 5,998,409 13.47 to  8.94 63,219   2.32%       0.12% to  (1.00)%
   2010............................ 1.45% to 2.55% 7,134,030 13.45 to  9.03 75,384   2.53%       8.04% to    6.84%
   2009............................ 1.45% to 2.55% 7,403,982 12.45 to  8.45 72,982   3.27%      16.02% to   14.72%
   2008............................ 1.45% to 2.55% 6,932,090 10.73 to  7.37 59,746   2.88%    (23.45)% to (24.30)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) Utilities Series -- Service
   Class Shares
   2012............................. 1.45% to 2.30% 1,301,678 30.81 to 16.08 26,138   6.30%      11.57% to   10.60%
   2011............................. 1.45% to 2.30% 1,666,379 27.62 to 14.53 30,051   2.93%       4.97% to    4.06%
   2010............................. 1.45% to 2.20% 1,920,129 26.31 to 16.02 33,264   3.13%      11.87% to   11.02%
   2009............................. 1.45% to 2.20% 2,321,427 23.52 to 14.43 36,538   4.83%      30.94% to   29.95%
   2008............................. 1.45% to 2.20% 2,903,994 17.96 to 11.11 35,664   1.34%    (38.71)% to (39.18)%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2012............................. 1.15% to 1.60%   637,284 37.48 to 11.74 15,035   1.32%      11.04% to   10.54%
   2011............................. 1.15% to 1.60%   765,176 33.76 to 10.62 15,912   2.34%     (0.44)% to  (0.88)%
   2010............................. 1.15% to 1.60%   875,761 33.91 to 10.71 18,467   1.47%      11.62% to   11.11%
   2009............................. 1.15% to 1.60% 1,080,019 30.38 to  9.64 19,935   0.00%      20.49% to   19.95%
   2008............................. 1.15% to 1.60% 1,361,701 25.21 to  8.04 20,718   3.05%    (44.12)% to (44.38)%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2012............................. 1.45% to 2.55% 3,499,655 10.07 to  7.40 30,730   1.19%      10.48% to    9.24%
   2011............................. 1.45% to 2.55% 4,129,168  9.12 to  6.78 33,312   2.12%     (1.07)% to  (2.17)%
   2010............................. 1.45% to 2.55% 4,785,055  9.22 to  6.93 39,331   1.18%      11.04% to    9.81%
   2009............................. 1.45% to 2.55% 5,204,659  8.30 to  6.31 38,589   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55% 5,107,592  6.93 to  5.33 32,033   2.56%    (44.43)% to (45.06)%
 Oppenheimer Capital
   Appreciation Fund/VA -- Non-
   Service Shares
   2012............................. 1.15% to 1.60% 1,263,178 62.45 to 11.64 34,442   0.66%      12.80% to   12.29%
   2011............................. 1.15% to 1.60% 1,453,746 55.37 to 10.37 35,089   0.38%     (2.28)% to  (2.72)%
   2010............................. 1.15% to 1.60% 1,670,872 56.66 to 10.66 42,219   0.18%       8.16% to    7.67%
   2009............................. 1.15% to 1.60% 2,013,353 52.39 to  9.90 47,003   0.33%      42.86% to   42.21%
   2008............................. 1.15% to 1.60% 2,410,505 36.67 to  6.96 39,245   0.15%    (46.15)% to (46.39)%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2012............................. 1.45% to 2.10%   477,818 14.20 to 10.57  6,124   0.40%      12.15% to   11.41%
   2011............................. 1.45% to 2.10%   618,224 12.66 to  9.48  7,046   0.11%     (2.80)% to  (3.44)%
   2010............................. 1.45% to 2.10%   748,903 13.02 to  9.82  8,938   0.00%       7.56% to    6.85%
   2009............................. 1.45% to 2.10%   894,281 12.11 to  9.19 10,092   0.01%      42.06% to   41.13%
   2008............................. 1.45% to 2.10%   877,284  8.52 to  6.03  7,287   0.00%    (46.45)% to (46.81)%
 Oppenheimer Core Bond Fund/
   VA -- Non-Service Shares
   2012............................. 1.15% to 1.60% 1,006,154 26.05 to 11.12 17,193   4.88%       9.02% to    8.53%
   2011............................. 1.15% to 1.60% 1,125,367 23.90 to 10.24 17,717   6.03%       7.03% to    6.54%
   2010............................. 1.15% to 1.60% 1,318,800 22.33 to  9.62 19,585   1.89%      10.13% to    9.64%
   2009............................. 1.15% to 1.60% 1,526,681 20.27 to  8.77 20,608   0.00%       8.35% to    7.86%
   2008............................. 1.15% to 1.60% 1,873,787 18.71 to  8.13 23,110   4.96%    (39.75)% to (40.02)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2012........................ 1.45% to 2.55%  6,809,551 22.28 to  9.20  87,759   1.96%      19.19% to   17.86%
   2011........................ 1.45% to 2.55%  8,427,683 18.69 to  7.80  91,537   1.09%     (9.85)% to (10.86)%
   2010........................ 1.45% to 2.55%  9,262,736 20.73 to  8.75 114,692   1.24%      14.03% to   12.76%
   2009........................ 1.45% to 2.55% 10,027,128 18.18 to  7.76 110,762   1.97%      37.33% to   35.80%
   2008........................ 1.45% to 2.55% 10,638,744 13.24 to  5.72  88,007   1.16%    (41.20)% to (41.86)%
 Oppenheimer Global Strategic
   Income Fund/VA -- Non-
   Service Shares
   2012 (4).................... 1.15% to 1.60%    708,497 10.16 to 10.15   7,194   0.00%       8.96% to    8.48%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2012........................ 1.45% to 2.55%  9,848,658 15.47 to  9.05 103,179   0.63%      14.91% to   13.63%
   2011........................ 1.45% to 2.55% 19,633,750 13.46 to  7.97 178,430   0.59%     (1.76)% to  (2.85)%
   2010........................ 1.45% to 2.55% 21,482,149 13.70 to  8.20 199,988   0.92%      14.15% to   12.87%
   2009........................ 1.45% to 2.55% 14,823,506 12.01 to  7.27 122,473   1.62%      26.14% to   24.73%
   2008........................ 1.45% to 2.55% 14,173,335  9.52 to  5.83  94,330   0.85%    (39.52)% to (40.19)%
 Oppenheimer Main Street
   Small- & Mid-Cap Fund(R)/
   VA -- Service Shares
   2012........................ 1.45% to 2.55%  7,464,719 21.32 to  9.49  95,846   0.33%      15.96% to   14.66%
   2011........................ 1.45% to 2.55%  8,847,664 18.38 to  8.27  99,655   0.40%     (3.80)% to  (4.87)%
   2010........................ 1.45% to 2.55%  9,545,251 19.11 to  8.70 113,141   0.25%      21.27% to   19.92%
   2009........................ 1.45% to 2.55%  3,767,565 15.76 to  7.25  44,935   0.66%      34.90% to   33.39%
   2008........................ 1.45% to 2.55%  3,816,221 11.68 to  5.44  34,361   0.26%    (38.90)% to (39.59)%
 Oppenheimer Small- & Mid-
   Cap Growth Fund/VA --
   Non-Service Shares
   2012........................ 1.15% to 1.60%    966,629 52.30 to 10.77  26,703   0.00%      15.10% to   14.58%
   2011........................ 1.15% to 1.60%  1,083,970 45.44 to  9.40  26,518   0.00%     (0.06)% to  (0.52)%
   2010........................ 1.15% to 1.60%  1,116,144 45.47 to  9.45  29,147   0.00%      26.00% to   25.43%
   2009........................ 1.15% to 1.60%  1,303,483 36.09 to  7.53  26,548   0.00%      31.08% to   30.49%
   2008........................ 1.15% to 1.60%  1,528,898 27.53 to  5.77  23,783   0.00%    (49.66)% to (49.88)%
 Oppenheimer Small- & Mid-
   Cap Growth Fund/VA --
   Service Shares
   2012........................ 1.45% to 1.85%    199,354 15.34 to 11.77   3,033   0.00%      14.48% to   14.01%
   2011........................ 1.45% to 1.95%    222,566 13.40 to  9.73   2,955   0.00%     (0.62)% to  (1.13)%
   2010........................ 1.45% to 1.95%    225,234 13.48 to  9.84   3,002   0.00%      25.32% to   24.68%
   2009........................ 1.45% to 1.95%    215,778 10.76 to  7.89   2,296   0.00%      30.34% to   29.68%
   2008........................ 1.45% to 1.95%    246,430  8.25 to  6.09   2,009   0.00%    (49.95)% to (50.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2012......................... 1.45% to 2.20%  1,909,474 14.36 to 13.22  27,015   4.78%      13.14% to   12.28%
   2011......................... 1.45% to 2.45%  1,500,409 12.69 to 11.61  18,768   7.38%       0.45% to  (0.57)%
   2010......................... 1.45% to 2.20%  1,941,939 12.64 to 12.10  24,305   7.74%      11.37% to   10.52%
   2009......................... 1.45% to 2.20%    965,004 11.35 to 10.95  10,837   6.83%      19.67% to   18.76%
   2008......................... 1.45% to 2.20%  1,019,981  9.48 to  9.22   9,607   5.38%    (17.13)% to (17.76)%
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2012......................... 1.50% to 1.70%    265,684 17.57 to 17.13   4,617   2.27%       9.18% to    8.96%
   2011......................... 1.50% to 1.70%    267,219 16.09 to 15.72   4,250   2.12%       5.16% to    4.95%
   2010......................... 1.50% to 1.70%    329,160 15.30 to 14.98   4,985   1.85%       6.86% to    6.65%
   2009......................... 1.50% to 1.70%    377,728 14.32 to 14.04   5,351   3.39%      13.86% to   13.63%
   2008......................... 1.50% to 1.70%    442,196 12.57 to 12.36   5,501   3.05%     (3.86)% to  (4.05)%
 High Yield Portfolio --
   Administrative Class Shares
   2012......................... 1.45% to 2.55%  5,236,457 17.79 to 12.54  87,908   5.78%      12.64% to   11.38%
   2011......................... 1.45% to 2.55%  6,538,056 15.80 to 11.25  95,330   6.96%       1.85% to    0.71%
   2010......................... 1.45% to 2.55%  7,853,172 15.51 to 11.18 113,843   7.26%      12.81% to   11.55%
   2009......................... 1.45% to 2.55%  8,517,858 13.75 to 10.02 113,504   8.70%      38.23% to   36.69%
   2008......................... 1.45% to 2.55%  7,997,415  9.95 to  7.33  77,572   7.68%    (24.62)% to (25.46)%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2012......................... 1.45% to 2.55%  1,598,800 18.43 to 15.54  34,401   2.16%       2.92% to    1.76%
   2011......................... 1.45% to 2.55%  1,942,373 17.91 to 15.27  41,059   2.78%      25.99% to   24.59%
   2010......................... 1.45% to 2.55%  2,490,396 14.21 to 12.26  41,299   3.74%       9.99% to    8.76%
   2009......................... 1.45% to 2.55%  5,493,956 12.92 to 11.27  75,552   3.76%     (5.77)% to  (6.82)%
   2008......................... 1.45% to 2.55%  5,739,941 13.71 to 12.10  88,048   3.70%      15.60% to   14.31%
 Low Duration Portfolio --
   Administrative Class Shares
   2012......................... 1.45% to 2.55% 17,628,881 12.80 to 11.61 214,455   1.91%       4.31% to    3.15%
   2011......................... 1.45% to 2.55% 19,503,793 12.27 to 11.25 227,805   1.68%     (0.35)% to  (1.46)%
   2010......................... 1.45% to 2.55% 21,125,272 12.32 to 11.42 248,281   1.62%       3.76% to    2.60%
   2009......................... 1.45% to 2.55% 24,727,901 11.87 to 11.13 280,887   3.48%      11.68% to   10.43%
   2008......................... 1.45% to 2.55% 18,915,673 10.63 to 10.08 194,038   4.03%     (1.86)% to  (2.96)%
 Total Return Portfolio --
   Administrative Class Shares
   2012......................... 1.15% to 2.55% 24,948,963 16.23 to 13.55 402,605   2.57%       8.32% to    6.79%
   2011......................... 1.15% to 2.55% 26,341,332 14.98 to 12.69 392,665   2.62%       2.42% to    0.97%
   2010......................... 1.15% to 2.55% 31,591,358 14.63 to 12.57 464,840   2.41%       6.86% to    5.35%
   2009......................... 1.15% to 2.55% 28,509,454 13.69 to 11.93 406,290   5.20%      12.73% to   11.13%
   2008......................... 1.15% to 2.55% 24,894,819 12.14 to 10.73 323,751   4.46%       3.59% to    2.12%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
Rydex Variable Trust
   NASDAQ -- 100(R) Fund...........
   2012............................ 1.45% to 1.85%   588,292 19.30 to 14.24  4,281   0.00%      15.07% to   14.61%
   2011............................ 1.45% to 1.95%   885,389 16.78 to 13.50  5,139   0.00%       0.69% to    0.18%
   2010............................ 1.45% to 2.10%   830,325 16.66 to 12.18  5,295   0.00%      16.77% to   16.00%
   2009............................ 1.45% to 2.10% 1,209,561 14.27 to 10.50  6,737   0.00%      49.80% to   48.81%
   2008............................ 1.45% to 2.20% 1,299,162  9.52 to  7.71  4,760   0.15%    (42.76)% to (43.19)%
The Alger Portfolios
 Alger Large Cap Growth Portfolio
   -- Class I-2 Shares
   2012............................ 1.15% to 1.60% 2,080,239 22.36 to  9.64 30,100   1.15%       8.60% to    8.11%
   2011............................ 1.15% to 1.60% 2,429,489 20.59 to  8.92 32,583   1.01%     (1.49)% to  (1.94)%
   2010............................ 1.15% to 1.60% 2,853,332 20.90 to  9.09 38,885   0.75%      12.08% to   11.58%
   2009............................ 1.15% to 1.60% 3,296,237 18.65 to  8.15 40,195   0.66%      45.88% to   45.22%
   2008............................ 1.15% to 1.60% 3,822,849 12.78 to  5.61 32,079   0.23%    (46.78)% to (47.02)%
 Alger Small Cap Growth Portfolio
   -- Class I-2 Shares
   2012............................ 1.15% to 1.60% 1,903,977 16.23 to 12.18 27,092   0.00%      11.20% to   10.70%
   2011............................ 1.15% to 1.60% 2,224,487 14.60 to 11.00 28,548   0.00%     (4.29)% to  (4.73)%
   2010............................ 1.15% to 1.60% 2,612,290 15.25 to 11.55 35,106   0.00%      23.85% to   23.30%
   2009............................ 1.15% to 1.60% 2,946,423 12.31 to  9.37 32,091   0.00%      43.83% to   43.18%
   2008............................ 1.15% to 1.60% 3,365,920  8.56 to  6.54 25,618   0.00%    (47.22)% to (47.46)%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2012............................ 1.45% to 2.55%   451,696 20.48 to  9.73  8,450   0.00%       9.01% to    7.79%
   2011............................ 1.45% to 2.55%   539,471 18.79 to  9.03  9,289   0.00%     (5.89)% to  (6.94)%
   2010............................ 1.45% to 2.55%   749,996 19.96 to  9.70 13,901   0.00%       5.81% to    4.63%
   2009............................ 1.45% to 2.55% 1,090,971 18.87 to  9.28 19,200   0.00%      55.12% to   53.39%
   2008............................ 1.45% to 2.55%   883,787 12.16 to  6.05  9,979   0.00%    (40.28)% to (40.95)%
 Jennison Portfolio -- Class II
   Shares
   2012............................ 1.45% to 2.30%   165,470 17.18 to 11.86  2,481   0.00%      14.05% to   13.06%
   2011............................ 1.45% to 2.30%   214,604 15.07 to 10.49  2,808   0.00%     (1.53)% to  (2.38)%
   2010............................ 1.45% to 2.30%   204,064 15.30 to 10.75  2,678   0.02%       9.83% to    8.89%
   2009............................ 1.45% to 2.30%   246,625 13.93 to  9.87  2,904   0.28%      40.53% to   39.32%
   2008............................ 1.45% to 2.30%   287,151  9.91 to  7.09  2,331   0.07%    (38.46)% to (38.99)%
 Natural Resources Portfolio --
   Class II Shares
   2012............................ 1.45% to 2.55% 2,549,773 19.88 to  9.35 31,670   0.00%     (4.33)% to  (5.40)%
   2011............................ 1.45% to 2.55% 1,838,037 20.78 to  9.88 28,701   0.00%    (20.52)% to (21.40)%
   2010............................ 1.45% to 2.55% 2,106,882 26.14 to 12.57 44,145   0.08%      25.63% to   24.23%
   2009............................ 1.45% to 2.55% 3,326,772 20.81 to 10.12 51,535   0.30%      73.85% to   71.91%
   2008............................ 1.45% to 2.55% 3,104,821 11.97 to  5.89 26,572   0.27%    (53.87)% to (54.38)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                        EXPENSE AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 SP International Growth Portfolio --
   Class II Shares
   2012............................... 1.55% to 1.55%   1,322 10.28 to 10.28    14    0.00%      19.97% to   19.97%
   2011............................... 1.55% to 1.55%   1,395  8.57 to  8.57    12    0.45%    (16.63)% to (16.63)%
   2010............................... 1.55% to 1.55%   1,472 10.28 to 10.28    15    1.18%      12.05% to   12.05%
   2009............................... 1.55% to 1.55%   1,554  9.17 to  9.17    14    0.67%      34.33% to   34.33%
   2008............................... 1.55% to 1.55%   8,967  6.83 to  6.83    61    1.34%    (51.25)% to (51.25)%
 SP Prudential U.S. Emerging Growth
   Portfolio -- Class II Shares
   2012............................... 1.55% to 1.55%   1,637 16.47 to 16.47    27    0.00%      14.64% to   14.64%
   2011............................... 1.55% to 1.55%   1,657 14.37 to 14.37    24    0.21%       0.20% to    0.20%
   2010............................... 1.55% to 1.55%   1,809 14.34 to 14.34    26    0.23%      18.10% to   18.10%
   2009............................... 1.55% to 1.55%   1,719 12.14 to 12.14    21    0.22%      38.99% to   38.99%
   2008............................... 1.55% to 1.55%   1,855  8.74 to  8.74    16    0.00%    (37.23)% to (37.23)%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT Omega
   Growth Fund -- Class 2
   2012............................... 1.45% to 1.95% 171,514 13.92 to 13.75 2,384    0.00%      18.64% to   18.04%
   2011............................... 1.45% to 1.95% 414,789 11.74 to 11.65 4,860    0.00%     (6.91)% to  (7.38)%
   2010 (4)........................... 1.45% to 1.95% 214,337 12.61 to 12.58 2,701    0.00%      64.92% to   64.09%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2012 and 2011....................................... F-2
   Consolidated Statements of Income for the years ended December 31, 2012, 2011 and 2010............. F-3
   Consolidated Statements of Comprehensive Income for the years ended December 31, 2012,
     2011 and 2010.................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2012,
     2011 and 2010.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of income, comprehensive income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 2 to the consolidated financial statements, effective January 1, 2012, the Company retrospectively adopted guidance relating to the presentation of comprehensive income and a change in accounting for costs associated with acquiring and renewing insurance contracts, and retrospectively changed its method of accounting for the liability of future policy benefits for level premium term life insurance policies. In addition, the Company changed its method of accounting for embedded credit derivatives and variable interest entities in 2010.

/s/ KPMG LLP

Richmond, Virginia
April 8, 2013

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2012       2011
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,626.4  $13,843.4
       Equity securities available-for-sale, at fair value.................................      64.1       59.1
       Commercial mortgage loans...........................................................   1,639.1    1,836.5
       Restricted commercial mortgage loans related to securitization entity...............      64.5       86.1
       Policy loans........................................................................     509.1      518.2
       Other invested assets ($-- and $1.4 restricted).....................................   1,181.3    1,266.1
                                                                                            ---------  ---------
              Total investments............................................................  17,084.5   17,609.4
   Cash and cash equivalents...............................................................     822.1      830.4
   Accrued investment income...............................................................     131.0      136.1
   Deferred acquisition costs..............................................................   2,624.5    2,604.1
   Intangible assets.......................................................................     182.8      228.1
   Goodwill................................................................................     303.9      450.9
   Reinsurance recoverable.................................................................   7,893.0    7,891.0
   Other assets............................................................................     463.1      454.7
   Separate account assets.................................................................   9,060.4    9,231.7
                                                                                            ---------  ---------
              Total assets................................................................. $38,565.3  $39,436.4
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,860.6  $ 9,923.5
       Policyholder account balances.......................................................  10,477.0   10,367.0
       Liability for policy and contract claims............................................     233.1      312.7
       Unearned premiums...................................................................      11.1       12.3
       Other liabilities...................................................................     495.2      495.7
       Non-recourse funding obligations....................................................   2,254.2    3,531.0
       Borrowings related to securitization entity, at fair value..........................      64.6       88.0
       Deferred tax liability..............................................................   1,271.7      825.4
       Separate account liabilities........................................................   9,060.4    9,231.7
                                                                                            ---------  ---------
              Total liabilities............................................................  33,727.9   34,787.3
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,849.4    4,719.9
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     531.2      270.8
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................     (32.6)     (80.6)
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     498.6      190.2
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      47.2       51.8
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     545.8      242.0
       Retained deficit....................................................................    (583.4)    (338.4)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,837.4    4,649.1
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $38,565.3  $39,436.4
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                             (AMOUNTS IN MILLIONS)

                                                                               YEARS ENDED DECEMBER 31,
                                                                             ----------------------------
                                                                               2012      2011      2010
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  472.8  $  837.8  $  911.7
Net investment income.......................................................    693.9     725.6     717.6
Net investment gains (losses)...............................................    (86.9)   (182.0)   (111.7)
Policy fees and other income................................................    853.5     764.9     570.9
                                                                             --------  --------  --------
   Total revenues...........................................................  1,933.3   2,146.3   2,088.5
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,028.0   1,196.6   1,163.4
Interest credited...........................................................    305.7     299.7     303.4
Acquisition and operating expenses, net of deferrals........................    266.3     295.8     317.8
Amortization of deferred acquisition costs and intangibles..................    335.6     183.8     188.7
Goodwill impairment.........................................................    147.0        --        --
Interest expense............................................................     87.1     111.7     108.9
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  2,169.7   2,087.6   2,082.2
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................   (236.4)     58.7       6.3
Provision (benefit) for income taxes........................................    (59.4)      4.6     (47.1)
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................   (177.0)     54.1      53.4
Equity in net income (loss) of unconsolidated subsidiary....................     45.5      (7.5)     21.7
                                                                             --------  --------  --------
Net income (loss)........................................................... $ (131.5) $   46.6  $   75.1
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $  (24.0) $  (43.5) $  (57.1)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................    (25.0)     (6.0)    (29.5)
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................    (49.0)    (49.5)    (86.6)
Other investment gains (losses).............................................    (37.9)   (132.5)    (25.1)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $  (86.9) $ (182.0) $ (111.7)
                                                                             ========  ========  ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                                -----------------------
                                                                                  2012     2011    2010
                                                                                -------   ------  ------
Net income (loss).............................................................. $(131.5)  $ 46.6  $ 75.1
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not other-than-temporarily
     impaired..................................................................   260.4    335.1   382.4
   Net unrealized gains (losses) on other-than-temporarily impaired securities.    48.0     (7.0)   56.2
   Derivatives qualifying as hedges............................................    (4.6)    35.0     4.4
                                                                                -------   ------  ------
   Total other comprehensive income (loss).....................................   303.8    363.1   443.0
                                                                                -------   ------  ------
Total comprehensive income (loss).............................................. $ 172.3   $409.7  $518.1
                                                                                =======   ======  ======

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                        ACCUMULATED
                                                            ADDITIONAL     OTHER                  TOTAL
                                                     COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDER'S
                                                     STOCK   CAPITAL   INCOME (LOSS) DEFICIT     EQUITY
                                                     ------ ---------- ------------- -------- -------------
Balances as of December 31, 2009.................... $25.6   $4,686.7     $(665.9)   $(296.0)   $3,750.4
                                                                                                --------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --       101.8     (115.4)      (13.6)
Comprehensive income (loss):
   Net income.......................................    --         --          --       75.1        75.1
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       382.4         --       382.4
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        56.2         --        56.2
   Derivatives qualifying as hedges.................    --         --         4.4         --         4.4
                                                                                                --------
Total comprehensive income (loss)...................                                               518.1
Other transactions with former parent...............    --       14.0          --      (29.7)      (15.7)
Other transactions with stockholder.................    --        1.6          --       (4.5)       (2.9)
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2010....................  25.6    4,702.3      (121.1)    (370.5)    4,236.3
                                                                                                --------
Comprehensive income (loss):
   Net income.......................................    --         --          --       46.6        46.6
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       335.1         --       335.1
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        (7.0)        --        (7.0)
   Derivatives qualifying as hedges.................    --         --        35.0         --        35.0
                                                                                                --------
Total comprehensive income (loss)...................                                               409.7
Other transactions with stockholder.................    --       17.6          --      (14.5)        3.1
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2011....................  25.6    4,719.9       242.0     (338.4)    4,649.1
                                                                                                --------
Comprehensive income (loss):
   Net loss.........................................    --         --          --     (131.5)     (131.5)
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       260.4         --       260.4
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        48.0         --        48.0
   Derivatives qualifying as hedges.................    --         --        (4.6)        --        (4.6)
                                                                                                --------
Total comprehensive income (loss)...................                                               172.3
Dividends...........................................    --         --          --     (100.0)     (100.0)
Capital contributions...............................    --       89.8          --         --        89.8
Other transactions with former parent...............    --       32.0          --         --        32.0
Other transactions with stockholder.................    --        7.7          --      (13.5)       (5.8)
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2012.................... $25.6   $4,849.4     $ 545.8    $(583.4)   $4,837.4
                                                     =====   ========     =======    =======    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                            -------------------------------
                                                                               2012       2011       2010
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $  (131.5) $    46.6  $    75.1
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................     (13.6)       9.8       (4.6)
       Equity in net (income) loss of unconsolidated subsidiary............     (45.5)       7.5      (21.7)
       Net investment losses (gains).......................................      86.9      182.0      111.7
       Charges assessed to policyholders...................................    (729.2)    (617.0)    (433.7)
       Acquisition costs deferred..........................................    (347.9)    (295.7)    (216.3)
       Amortization of deferred acquisition costs and intangibles..........     335.6      183.8      188.7
       Goodwill impairment.................................................     147.0         --         --
       Deferred income taxes...............................................     284.8      203.2      (43.6)
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments............................     (62.5)      29.9      (64.7)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................     (18.4)     106.2       15.8
       Insurance reserves..................................................     372.1      633.1      522.5
       Other liabilities and other policy-related balances.................      68.3     (170.8)     163.9
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................     (53.9)     318.6      293.1
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,987.7    1,683.5    1,521.5
       Commercial mortgage loans...........................................     367.1      352.3      208.6
       Restricted commercial mortgage loans related to securitization
         entities..........................................................      18.9       26.0       19.6
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................   1,589.5    1,223.7      835.0
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (2,770.1)  (2,543.4)  (4,148.3)
       Commercial mortgage loans...........................................    (171.6)     (66.8)     (15.0)
   Other invested assets, net..............................................      66.4      (20.5)   1,247.4
   Purchase of subsidiary, net of cash acquired............................     (27.9)        --         --
   Policy loans, net.......................................................        --        1.4       (3.9)
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................   1,060.0      656.2     (335.1)
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,638.6    1,374.2    1,664.7
   Withdrawals from universal life and investment contracts................  (1,338.5)  (1,941.5)  (2,480.9)
   Redemption of non-recourse funding obligations..........................  (1,276.8)      (6.0)      (6.0)
   Repayment of borrowings related to securitization entities..............     (21.9)     (26.3)     (19.5)
   Capital contribution from parent........................................      89.8         --         --
   Dividends paid..........................................................    (100.0)        --         --
   Other, net..............................................................      (5.6)     (33.5)      92.6
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................  (1,014.4)    (633.1)    (749.1)
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................      (8.3)     341.7     (791.1)
Cash and cash equivalents at beginning of period...........................     830.4      488.7    1,279.8
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $   822.1  $   830.4  $   488.7
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

(1) FORMATION AND NATURE OF BUSINESS

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2012 and 2011, the carrying value of our investment in GLICNY was $560.4 million and $478.2 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Broad Street Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River
Lake III"), River Lake Insurance Company IV ("River Lake IV"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation. River Lake III was dissolved in 2012; see note 10 for additional information related to the dissolution.

   (b) Nature of Business

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

   Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuity, variable life insurance and group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing block of business. On May 1, 2008, we discontinued the sales of variable life insurance policies; however, we continue to service existing policies.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include other corporate income and expenses not allocated to the segments.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against customer account values and commission income. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders generally based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (f) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2012 and 2011, the fair value of securities loaned under our securities lending program was $45.6 million and $39.6 million, respectively. As of December 31, 2012 and 2011, the fair value of collateral held under our securities lending program was $48.2 million and $41.3 million, respectively, and the offsetting obligation to return collateral of $48.2 million and $41.3 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2012 and 2011.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that are related directly to the successful acquisition of new and renewal insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts and policies issued, some other costs such as underwriting, medical inspection and issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date and if necessary for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   Short-Duration Contracts. Acquisition costs primarily consist of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 6 for additional information related to DAC including loss recognition and recoverability.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2012, 2011 and 2010, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment annually or between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We are permitted to utilize a qualitative impairment assessment if the fair value of the reporting unit is not more likely than not lower than its carrying value. If a qualitative impairment assessment is not performed, we are required to determine the fair value of the reporting unit. The determination of fair value requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. If the reporting unit's fair value is below its carrying value, we must determine the amount of implied goodwill that would be established if the reporting unit was hypothetically purchased on the impairment assessment date. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds the amount of implied goodwill.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 6 for additional information related to goodwill and impairments recorded.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in current period income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   (n) Separate Accounts and Related Insurance Obligations

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 5 and 17 for additional information on these embedded derivatives and related fair value measurement disclosures.

   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Unearned Premiums

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience. We periodically review our premium earnings recognition models with any adjustments to the estimates reflected in current period income.

   (r) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   Effective with the period beginning January 1, 2011, our companies elected to file a single U.S. consolidated income tax return (the "life/non-life consolidated return"). The election was made with the filing of the first life/non-life consolidated return, which was filed in September 2012. All companies domesticated in the United States and our Bermuda and Guernsey subsidiaries which have elected to be taxed as U.S. domestic companies were included in the life/non-life consolidated return as allowed by the tax law and regulations. The tax sharing agreement previously applicable only to the U.S. life insurance entities was terminated with the filing of the life/non-life consolidated return and those entities adopted the tax sharing agreement previously applicable to only the non-life entities (hereinafter the "life/non-life tax sharing agreement"). The two agreements were identical in all material respects. The life/non-life tax sharing agreement was provided to the appropriate state insurance regulators for approval. Intercompany balances relating to the impacts of the life/non-life tax sharing agreement was settled with the insurance companies after approval was received from the insurance regulators. Intercompany balances under all agreements are settled at least annually. For years before 2011, our U.S. non-life insurance entities were included in the consolidated federal income tax return of Genworth and subject to a tax sharing arrangement that allocated tax on a separate company basis but provided benefit for current utilization of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

losses and credits. Also, our U.S. life insurance entities filed a consolidated life insurance federal income tax return, and were subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies that are identified with respect to years ending on or before December 31, 2009 (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. We recognize the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (s) Variable Interest Entities

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

   In 2010, we de-recognized the retained interests assets due to consolidation and termination of the VIEs. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 15 for additional information related to these consolidated entities.

   (t) Accounting Changes

   Testing Indefinite-Lived Intangible Assets For Impairment

   In July 2012, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance on testing indefinite-lived intangible assets for impairment. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the quantitative impairment test for indefinite-lived intangible assets. We elected to early adopt this new accounting guidance effective October 1, 2012. The adoption of this accounting guidance did not have an impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2012, we adopted new accounting guidance related to fair value measurements. This new accounting guidance clarified existing fair value measurement requirements and changed certain fair value measurement principles and disclosure requirements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Testing Goodwill For Impairment

   In September 2011, the FASB issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements.

   A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring

   On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

   On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances had positive carrying values.

   How Investments Held Through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments

   On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer's consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures were effective for us on March 31, 2011. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                                   ACCUMULATED OTHER
                                     COMPREHENSIVE                     TOTAL STOCKHOLDER'S
(AMOUNTS IN MILLIONS)                INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------              ----------------- ----------------- -------------------
Investment securities.............      $123.8            $(123.8)            $  --
Other invested assets/(1)/........         0.8               (1.0)             (0.2)
Provision for income taxes........       (44.1)              44.1                --
                                        ------            -------             -----
Net cumulative effect adjustment..      $ 80.5            $ (80.7)            $(0.2)
                                        ======            =======             =====

--------
/(1)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $3.1 million recorded to retained earnings with a partial offset recorded to accumulated other comprehensive income of $2.5 million.

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $132.5 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate a previously qualifying special-purpose entity. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entity and the amounts recorded for our interest in this entity prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $34.7 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $21.3 million related to the adoption of this new accounting guidance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The assets and liabilities of the newly consolidated entity were as follows as of January 1, 2010:

                                                                             AMOUNTS
                                                                          RECORDED UPON
(AMOUNTS IN MILLIONS)                                                   CONSOLIDATION/(1)/
---------------------                                                   -----------------
Assets
Restricted commercial mortgage loans...................................      $133.9
Other invested assets/(2)/.............................................       (34.2)
Accrued investment income..............................................         0.7
                                                                             ------
   Total assets........................................................       100.4
                                                                             ------
Liabilities
Other liabilities......................................................         0.7
Borrowings related to securitization entities..........................       133.9
                                                                             ------
   Total liabilities...................................................       134.6
                                                                             ------
   Net assets and liabilities of newly consolidated entities...........       (34.2)
   Less: amortized cost of fixed maturity securities previously
     recorded/(3)/.....................................................         0.8
                                                                             ------
   Cumulative effect adjustment to retained earnings upon adoption,
     pre-tax...........................................................       (35.0)
   Tax effect..........................................................         0.3
                                                                             ------
   Net cumulative effect adjustment to retained earnings upon adoption.      $(34.7)
                                                                             ======

--------
/(1)/Represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
/(2)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $99.0 million recorded to retained earnings. We recorded the effect of GLICNY's accounting adoption that impacted our investment in GLICNY of $34.2 million.
/(3)/Fixed maturity securities that were previously recorded had net unrealized investment gains of $2.0 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

   For commercial mortgage loans, the carrying amounts represent the unpaid principal balance less any allowance for loan losses. Borrowings related to securitization entities are recorded at unpaid principal.

   The borrowings of the entity were recorded at cost. See note 15 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   (u) Retrospective Accounting Changes

   On January 1, 2012, we adopted new accounting guidance requiring presentation of the components of net income (loss), the components of OCI and total comprehensive income either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. We chose to present two separate but consecutive statements and adopted this new guidance retrospectively. The FASB issued an amendment relating to this new guidance for presentation of the reclassification of items out of accumulated other comprehensive income into net income that removed this requirement until further guidance is issued. The adoption of this new accounting guidance did not have any impact on our consolidated financial results.

   On January 1, 2012, we adopted new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. We adopted this new guidance retrospectively, which reduced retained earnings by $484.0 million as of January 1, 2010, and reduced net income by $14.2 million and $14.9 million for the years ended December 31, 2011 and 2010, respectively. This new accounting guidance was also adopted by GLICNY which reduced our investment in GLICNY by $28.0 million as of January 1, 2010, representing our ownership interest of 34.5%. This new guidance results in lower amortization and fewer deferred costs, specifically related to underwriting, inspection and processing for contracts that are not issued, as well as advertising and customer solicitation.

   Effective January 1, 2012, we changed our treatment of the liability for future policy benefits for our level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. Through 2010, we issued level premium term life insurance policies whose premiums are contractually determined to be level through a period of time and then increase thereafter. Our previous accounting policy followed the accounting for traditional, long-duration insurance contracts where the reserves are calculated as the present value of expected benefit payments minus the present value of net premiums based on assumptions determined on the policy issuance date including mortality, interest, and lapse rates. This accounting has the effect of causing profits to emerge as a level percentage of premiums, subject to differences in assumed versus actual experience which flow through income as they occur, and for products with an increasing premium stream, such as the level premium term life insurance product, may result in negative reserves for a given policy.

   More recent insurance-specific accounting guidance reflects a different accounting philosophy, emphasizing the balance sheet over the income statement, or matching, focus which was the philosophy in place when the traditional, long-duration insurance contract guidance was issued (the accounting model for traditional, long-duration insurance contracts draws upon the principles of matching and conservatism originating in the 1970's, and does not specifically address negative reserves). More recent accounting models for long-duration contracts specifically prohibit negative reserves, e.g., non-traditional contracts with annuitization benefits and certain participating contracts. These recent accounting models do not impact the reserving for our level premium term life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We believe that industry accounting practices for level premium term life insurance product reserving is mixed with some companies "flooring" reserves at zero and others applying our previous accounting policy described above. In 2010, we stopped issuing new level premium term life insurance policies. Thus, as the level premium term policies reach the end of their level premium term periods, the portion of policies with negative reserves in relation to the reserve for all level premium term life insurance products will continue to increase. Our new method of accounting floors the liability for future policy benefits on each level premium term life insurance policy at zero. We believe that flooring reserves at zero is preferable in our circumstances as this alternative accounting policy will not allow negative reserves to accumulate on the balance sheet for this closed block of insurance policies. In implementing this change in accounting, no changes were made to the assumptions that were locked-in at policy inception. We implemented this accounting change retrospectively, which reduced retained earnings and stockholders' equity by $91.5 million as of January 1, 2010, and decreased net income by $8.5 million and $4.1 million for the years ended December 31, 2011 and 2010, respectively. This accounting change was also implemented by GLICNY which reduced our investment in GLICNY by $3.9 million as of January 1, 2010, representing our ownership interest of 34.5%.

   On October 22, 2012, we announced the launch of a new traditional term life insurance product, along with other changes to our life insurance portfolio designed to update and expand our product offerings and further adjust pricing. We will floor the liability for future policy benefits on these level premium term insurance policies at zero, consistent with our accounting for our existing level premium term life insurance policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated balance sheet as of December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                                       AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                                    REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                                  ------------- ---------- -------------- ------------
Assets
   Total investments/(1)/.............................................   $17,639.4    $ (25.2)     $  (4.8)     $17,609.4
   Cash and cash equivalents..........................................       830.4         --           --          830.4
   Accrued investment income..........................................       136.1         --           --          136.1
   Deferred acquisition costs.........................................     3,347.0     (742.9)          --        2,604.1
   Intangible assets..................................................       225.6        2.5           --          228.1
   Goodwill...........................................................       450.9         --           --          450.9
   Reinsurance recoverable............................................     7,877.3         --         13.7        7,891.0
   Other assets.......................................................       454.7         --           --          454.7
   Separate account assets............................................     9,231.7         --           --        9,231.7
                                                                         ---------    -------      -------      ---------
              Total assets............................................   $40,193.1    $(765.6)     $   8.9      $39,436.4
                                                                         =========    =======      =======      =========
Liabilities and stockholders' equity
   Liabilities:
       Future policy benefits.........................................   $ 9,756.0    $    --      $ 167.5      $ 9,923.5
       Policyholder account balances..................................    10,367.0         --           --       10,367.0
       Liability for policy and contract claims.......................       312.7         --           --          312.7
       Unearned premiums..............................................        12.3         --           --           12.3
       Other liabilities..............................................       495.7         --           --          495.7
       Non-recourse funding obligations...............................     3,531.0         --           --        3,531.0
       Borrowings related to securitization entities..................        88.0         --           --           88.0
       Deferred tax liability.........................................     1,142.2     (262.3)       (54.5)         825.4
       Separate account liabilities...................................     9,231.7         --           --        9,231.7
                                                                         ---------    -------      -------      ---------
              Total liabilities.......................................    34,936.6     (262.3)       113.0       34,787.3
                                                                         ---------    -------      -------      ---------

   Stockholder's equity:
       Common stock...................................................        25.6         --           --           25.6
       Additional paid-in capital.....................................     4,719.9         --           --        4,719.9
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities
                not other-than-temporarily impaired...................       261.0        9.8           --          270.8
              Net unrealized gains (losses) on other-than-
                temporarily impaired securities.......................       (80.6)        --           --          (80.6)
                                                                         ---------    -------      -------      ---------
          Net unrealized investment gains (losses)....................       180.4        9.8           --          190.2
                                                                         ---------    -------      -------      ---------
          Derivatives qualifying as hedges............................        51.8         --           --           51.8
                                                                         ---------    -------      -------      ---------
       Total accumulated other comprehensive income
         (loss).......................................................       232.2        9.8           --          242.0
       Retained deficit...............................................       278.8     (513.1)      (104.1)        (338.4)
                                                                         ---------    -------      -------      ---------
              Total stockholder's equity..............................     5,256.5     (503.3)      (104.1)       4,649.1
                                                                         ---------    -------      -------      ---------
              Total liabilities and stockholder's equity..............   $40,193.1    $(765.6)     $   8.9      $39,436.4
                                                                         =========    =======      =======      =========

--------
/(1)/Adjustments relate to the impact on our investment in GLICNY from GLICNY's adoption of these accounting changes.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated income statement for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                        AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                     REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                   ------------- ---------- -------------- ------------
Revenues:
Premiums...............................................   $  837.8      $   --       $   --       $  837.8
Net investment income..................................      725.6          --           --          725.6
Net investment gains (losses)..........................     (182.0)         --           --         (182.0)
Insurance and investment product fees and other........      756.1         8.8           --          764.9
                                                          --------      ------       ------       --------
   Total revenues......................................    2,137.5         8.8           --        2,146.3
                                                          --------      ------       ------       --------
Benefits and expenses:
Benefits and other changes in policy reserves..........    1,183.8         0.4         12.4        1,196.6
Interest credited......................................      299.7          --           --          299.7
Acquisition and operating expenses, net of deferrals...      246.2        49.6           --          295.8
Amortization of deferred acquisition costs and
  intangibles..........................................      206.2       (22.4)          --          183.8
Interest expense.......................................      111.7          --           --          111.7
                                                          --------      ------       ------       --------
   Total benefits and expenses.........................    2,047.6        27.6         12.4        2,087.6
                                                          --------      ------       ------       --------
Income before income taxes and equity in net loss of
  unconsolidated subsidiary............................       89.9       (18.8)       (12.4)          58.7
Provision for income taxes.............................       15.4        (6.4)        (4.4)           4.6
                                                          --------      ------       ------       --------
Net income before equity in net loss of unconsolidated
  subsidiary...........................................       74.5       (12.4)        (8.0)          54.1
Equity in net loss of unconsolidated subsidiary........       (5.2)       (1.8)        (0.5)          (7.5)
                                                          --------      ------       ------       --------
Net income.............................................   $   69.3      $(14.2)      $ (8.5)      $   46.6
                                                          ========      ======       ======       ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated income statement for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                          AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                       REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                     ------------- ---------- -------------- ------------
Revenues:
Premiums.................................................   $  911.7      $   --       $  --        $  911.7
Net investment income....................................      717.6          --          --           717.6
Net investment gains (losses)............................     (111.7)         --          --          (111.7)
Insurance and investment product fees and other..........      570.9          --          --           570.9
                                                            --------      ------       -----        --------
   Total revenues........................................    2,088.5          --          --         2,088.5
                                                            --------      ------       -----        --------
Benefits and expenses:
Benefits and other changes in policy reserves............    1,157.1         0.6         5.7         1,163.4
Interest credited........................................      303.4          --          --           303.4
Acquisition and operating expenses, net of deferrals.....      263.9        53.9          --           317.8
Amortization of deferred acquisition costs and
  intangibles............................................      217.1       (28.4)         --           188.7
Interest expense.........................................      108.9          --          --           108.9
                                                            --------      ------       -----        --------
   Total benefits and expenses...........................    2,050.4        26.1         5.7         2,082.2
                                                            --------      ------       -----        --------
Income before income taxes and equity in net income of
  unconsolidated subsidiary..............................       38.1       (26.1)       (5.7)            6.3
Benefit for income taxes.................................      (36.0)       (9.1)       (2.0)          (47.1)
                                                            --------      ------       -----        --------
Net income before equity in net income of unconsolidated
  subsidiary.............................................       74.1       (17.0)       (3.7)           53.4
Equity in net income of unconsolidated subsidiary........       20.0         2.1        (0.4)           21.7
                                                            --------      ------       -----        --------
Net income...............................................   $   94.1      $(14.9)      $(4.1)       $   75.1
                                                            ========      ======       =====        ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                               AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                            REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                          ------------- ---------- -------------- ------------
Cash flows from operating activities:
   Net income.................................................    $  69.3      $(14.2)      $(8.5)       $  46.6
   Adjustments to reconcile net income to net cash from
     operating activities:
       Amortization of fixed maturity discounts and
         premiums and limited partnerships....................        9.8          --          --            9.8
       Equity in net (income) loss of unconsolidated
         subsidiary...........................................        5.2         1.8         0.5            7.5
       Net investment losses (gains)..........................      182.0          --          --          182.0
       Charges assessed to policyholders......................     (617.0)         --          --         (617.0)
       Acquisition costs deferred.............................     (345.3)       49.6          --         (295.7)
       Amortization of deferred acquisition costs and
         intangibles..........................................      206.2       (22.4)         --          183.8
       Deferred income taxes..................................      214.0        (6.4)       (4.4)         203.2
       Net increase in trading securities, held-for-sale
         investments and derivative instruments...............       29.9          --          --           29.9
   Change in certain assets and liabilities:
       Accrued investment income and other assets.............      106.2          --          --          106.2
       Insurance reserves.....................................      620.3         0.4        12.4          633.1
       Other liabilities and other policy-related
         balances.............................................     (162.0)       (8.8)         --         (170.8)
                                                                  -------      ------       -----        -------
   Net cash from operating activities.........................    $ 318.6      $   --       $  --        $ 318.6
                                                                  =======      ======       =====        =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                            AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                         REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                       ------------- ---------- -------------- ------------
Cash flows from operating activities:
   Net income..............................................    $  94.1      $(14.9)      $(4.1)       $  75.1
   Adjustments to reconcile net income to net cash from
     operating activities:
       Amortization of fixed maturity discounts and
         premiums and limited partnerships.................       (4.6)         --          --           (4.6)
       Equity in net (income) of unconsolidated
         subsidiary........................................      (20.0)       (2.1)        0.4          (21.7)
       Net investment losses (gains).......................      111.7          --          --          111.7
       Charges assessed to policyholders...................     (433.7)         --          --         (433.7)
       Acquisition costs deferred..........................     (270.2)       53.9          --         (216.3)
       Amortization of deferred acquisition costs and
         intangibles.......................................      217.1       (28.4)         --          188.7
       Deferred income taxes...............................      (32.5)       (9.1)       (2.0)         (43.6)
       Net (decrease) in trading securities, held-for-
         sale investments and derivative
         instruments.......................................      (64.7)         --          --          (64.7)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........       15.8          --          --           15.8
       Insurance reserves..................................      516.2         0.6         5.7          522.5
       Other liabilities and other policy-related
         balances..........................................      163.9          --          --          163.9
                                                               -------      ------       -----        -------
   Net cash from operating activities......................    $ 293.1      $   --       $  --        $ 293.1
                                                               =======      ======       =====        =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated balance sheet as of December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                                                   AS REPORTED  AS COMPUTED
                                                                                    UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                                                POLICY        POLICY      CHANGE
---------------------                                                              ----------- -------------- ---------
Assets
   Total investments/(1)/.........................................................  $17,084.5    $17,089.9     $  (5.4)
   Cash and cash equivalents......................................................      822.1        822.1          --
   Accrued investment income......................................................      131.0        131.0          --
   Deferred acquisition costs.....................................................    2,624.5      2,624.5          --
   Intangible assets..............................................................      182.8        182.8          --
   Goodwill.......................................................................      303.9        303.9          --
   Reinsurance recoverable........................................................    7,893.0      7,862.4        30.6
   Other assets...................................................................      463.1        463.1          --
   Separate account assets........................................................    9,060.4      9,060.4          --
                                                                                    ---------    ---------     -------
              Total assets........................................................  $38,565.3    $38,540.1     $  25.2
                                                                                    =========    =========     =======
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.....................................................  $ 9,860.6    $ 9,668.2     $ 192.4
       Policyholder account balances..............................................   10,477.0     10,477.0          --
       Liability for policy and contract claims...................................      233.1        233.1          --
       Unearned premiums..........................................................       11.1         11.1          --
       Other liabilities..........................................................      495.2        495.2          --
       Non-recourse funding obligations...........................................    2,254.2      2,254.2          --
       Borrowings related to securitization entity, at fair value.................       64.6         64.6          --
       Deferred tax liability.....................................................    1,271.7      1,331.2       (59.5)
       Separate account liabilities...............................................    9,060.4      9,060.4          --
                                                                                    ---------    ---------     -------
              Total liabilities...................................................   33,727.9     33,595.0       132.9
                                                                                    ---------    ---------     -------
   Stockholder's equity:
       Common stock...............................................................       25.6         25.6          --
       Additional paid-in capital.................................................    4,849.4      4,849.4          --
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-
                than-temporarily impaired.........................................      531.2        531.2          --
              Net unrealized gains (losses) on other-than-temporarily
                impaired securities...............................................      (32.6)       (32.6)         --
                                                                                    ---------    ---------     -------
          Net unrealized investment gains (losses)................................      498.6        498.6          --
                                                                                    ---------    ---------     -------
          Derivatives qualifying as hedges........................................       47.2         47.2          --
                                                                                    ---------    ---------     -------
       Total accumulated other comprehensive income (loss)........................      545.8        545.8          --
       Retained deficit...........................................................     (583.4)      (475.7)     (107.7)
                                                                                    ---------    ---------     -------
          Total stockholder's equity..............................................    4,837.4      4,945.1      (107.7)
                                                                                    ---------    ---------     -------
          Total liabilities and stockholder's equity..............................  $38,565.3    $38,540.1     $  25.2
                                                                                    =========    =========     =======

--------
/(1)/Adjustment relates to the impact on our investment in GLICNY from GLICNY's adoption of this accounting change.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated income statement for the year ended December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                                     AS REPORTED  AS COMPUTED
                                                                      UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                                  POLICY        POLICY      CHANGE
---------------------                                                ----------- -------------- ---------
Revenues:
Premiums............................................................  $  472.8      $  472.8      $  --
Net investment income...............................................     693.9         693.9         --
Net investment gains (losses).......................................     (86.9)        (86.9)        --
Policy fees and other income........................................     853.5         853.5         --
                                                                      --------      --------      -----
   Total revenues...................................................   1,933.3       1,933.3         --
                                                                      --------      --------      -----
Benefits and expenses:
Benefits and other changes in policy reserves.......................   1,028.0       1,020.0        8.0
Interest credited...................................................     305.7         305.7         --
Acquisition and operating expenses, net of deferrals................     266.3         266.3         --
Amortization of deferred acquisition costs and intangibles..........     335.6         335.6         --
Goodwill impairment.................................................     147.0         147.0         --
Interest expense....................................................      87.1          87.1         --
                                                                      --------      --------      -----
   Total benefits and expenses......................................   2,169.7       2,161.7        8.0
                                                                      --------      --------      -----
Loss before income taxes and equity in net income of unconsolidated
  subsidiary........................................................    (236.4)       (228.4)      (8.0)
Benefit for income taxes............................................     (59.4)        (54.4)      (5.0)
                                                                      --------      --------      -----
Net loss before equity in net income of unconsolidated subsidiary...    (177.0)       (174.0)      (3.0)
Equity in net income of unconsolidated subsidiary...................      45.5          46.1       (0.6)
                                                                      --------      --------      -----
Net loss............................................................  $ (131.5)     $ (127.9)     $(3.6)
                                                                      ========      ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                                               AS REPORTED  AS COMPUTED
                                                                                UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                                            POLICY        POLICY      CHANGE
---------------------                                                          ----------- -------------- ---------
Cash flows from operating activities:
   Net loss...................................................................   $(131.5)     $(127.9)      $(3.6)
   Adjustments to reconcile net loss to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships.................................................     (13.6)       (13.6)         --
       Equity in net (income) loss of unconsolidated subsidiary...............     (45.5)       (46.1)        0.6
       Net investment losses (gains)..........................................      86.9         86.9          --
       Charges assessed to policyholders......................................    (729.2)      (729.2)         --
       Acquisition costs deferred.............................................    (347.9)      (347.9)         --
       Amortization of deferred acquisition costs and intangibles.............     335.6        335.6          --
       Goodwill impairment....................................................     147.0        147.0          --
       Deferred income taxes..................................................     284.8        289.8        (5.0)
       Net decrease in trading securities, held-for-sale investments and
         derivative instruments...............................................     (62.5)       (62.5)         --
   Change in certain assets and liabilities:
       Accrued investment income and other assets.............................     (18.4)       (18.4)         --
       Insurance reserves.....................................................     372.1        364.1         8.0
       Other liabilities and policy-related balances..........................      68.3         68.3          --
                                                                                 -------      -------       -----
   Net cash from operating activities.........................................   $ (53.9)     $ (53.9)      $  --
                                                                                 =======      =======       =====

   (v) Accounting Pronouncement Not Yet Adopted

   In December 2011, the FASB issued new accounting guidance for disclosures about offsetting assets and liabilities. The new guidance requires an entity to disclose information about offsetting and related arrangements to enable users to understand the effect of those arrangements on its financial position. These new disclosure requirements will be effective for us on January 1, 2013 and are not expected to have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2012    2011    2010
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $541.6  $571.2  $557.5
Commercial mortgage loans..................................................  101.0   111.5   120.7
Restricted commercial mortgage loans related to securitization entity/(1)/.    7.3    10.4    10.1
Equity securities..........................................................    1.7     1.4     3.9
Other invested assets......................................................   28.9    19.0    11.4
Policy loans...............................................................   31.6    32.6    32.2
Cash, cash equivalents and short-term investments..........................    0.2     0.9     2.7
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  712.3   747.0   738.5
Expenses and fees..........................................................  (18.4)  (21.4)  (20.9)
                                                                            ------  ------  ------
   Net investment income................................................... $693.9  $725.6  $717.6
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2012     2011     2010
---------------------                                                            ------  -------  -------
Available-for-sale securities:
   Realized gains............................................................... $ 46.9  $  31.6  $  16.5
   Realized losses..............................................................  (42.0)   (47.7)   (40.6)
                                                                                 ------  -------  -------
   Net realized gains (losses) on available-for-sale securities.................    4.9    (16.1)   (24.1)
                                                                                 ------  -------  -------
Impairments:
   Total other-than-temporary impairments.......................................  (24.0)   (43.5)   (57.1)
   Portion of other-than-temporary impairments included in other comprehensive
     income (loss)..............................................................  (25.0)    (6.0)   (29.5)
                                                                                 ------  -------  -------
   Net other-than-temporary impairments.........................................  (49.0)   (49.5)   (86.6)
                                                                                 ------  -------  -------
Derivative instruments/(1)/.....................................................  (45.9)  (148.1)    18.2
Commercial mortgage loans.......................................................    0.2      2.9    (17.1)
Trading securities..............................................................    4.0     28.6     (2.0)
Net gains related to securitization entity/(2)/.................................   (1.1)     0.2      0.1
Other...........................................................................     --       --     (0.2)
                                                                                 ------  -------  -------
   Net investment gains (losses)................................................ $(86.9) $(182.0) $(111.7)
                                                                                 ======  =======  =======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2012, 2011 and 2010 was $425.9 million, $607.1 million and $404.2 million, respectively, which was approximately 92.7%, 93.7% and 92.0%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                      2012    2011     2010
---------------------                                                    -------  ------  -------
Beginning balance....................................................... $ 301.3  $327.0  $ 373.3
Adoption of new accounting guidance related to securitization entities..      --      --     (2.2)
Additions:
   Other-than-temporary impairments not previously recognized...........     7.0    12.4     26.7
   Increases related to other-than-temporary impairments previously
     recognized.........................................................    24.1    34.8     53.7
Reductions:
   Securities sold, paid down or disposed...............................  (166.5)  (72.9)  (124.5)
                                                                         -------  ------  -------
Ending balance.......................................................... $ 165.9  $301.3  $ 327.0
                                                                         =======  ======  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2012      2011     2010
---------------------                                    --------  -------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $1,080.8  $ 503.5  $(163.6)
   Equity securities....................................      1.5     (0.9)    (0.6)
   Investment in unconsolidated subsidiary..............    118.2     81.2     21.0
                                                         --------  -------  -------
       Subtotal.........................................  1,200.5    583.8   (143.2)
Adjustments to DAC, PVFP and benefit reserves...........   (493.5)  (334.0)   (82.5)
Income taxes, net.......................................   (208.4)   (59.6)    87.8
                                                         --------  -------  -------
Net unrealized investment gains (losses)................ $  498.6  $ 190.2  $(137.9)
                                                         ========  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2012     2011     2010
---------------------                                                           -------  -------  -------
Beginning balance.............................................................. $ 190.2  $(137.9) $(678.3)
Cumulative effect of changes in accounting.....................................      --       --    101.8
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................   572.6    661.4    701.2
   Adjustment to DAC...........................................................   (34.2)   (82.7)   (53.6)
   Adjustment to PVFP..........................................................   (23.9)   (81.7)   (72.2)
   Adjustment to sales inducements.............................................    (0.4)      --       --
   Adjustment to benefit reserves..............................................  (101.0)   (87.1)   (18.0)
   Provision for income taxes..................................................  (133.3)  (124.4)  (190.8)
                                                                                -------  -------  -------
       Change in unrealized gains (losses) on investment securities............   279.8    285.5    366.6
Reclassification adjustments to net investment (gains) losses, net of taxes of
  $(15.5), $(23.0) and $(38.7).................................................    28.6     42.6     72.0
                                                                                -------  -------  -------
Ending balance................................................................. $ 498.6  $ 190.2  $(137.9)
                                                                                =======  =======  =======

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2012, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,033.1    $  183.6        $ --         $  (1.1)      $   --    $ 1,215.6
   Tax-exempt........................       1.7          --          --              --           --          1.7
   Government--non-U.S...............     163.5        34.6          --              --           --        198.1
   U.S. corporate....................   5,444.4       679.5          --           (20.5)          --      6,103.4
   Corporate--non-U.S................   2,067.0       171.6          --           (12.4)          --      2,226.2
   Residential mortgage-backed.......   1,783.6       177.7         4.7           (41.2)       (49.1)     1,875.7
   Commercial mortgage-backed........     932.9        33.8         0.9           (43.5)        (9.1)       915.0
   Other asset-backed................   1,119.4         6.9         0.1           (35.7)          --      1,090.7
                                      ---------    --------        ----         -------       ------    ---------
       Total fixed maturity
         securities..................  12,545.6     1,287.7         5.7          (154.4)       (58.2)    13,626.4
Equity securities....................      62.6         1.5          --              --           --         64.1
                                      ---------    --------        ----         -------       ------    ---------
       Total available-for-sale
         securities.................. $12,608.2    $1,289.2        $5.7         $(154.4)      $(58.2)   $13,690.5
                                      =========    ========        ====         =======       ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,011.9    $  184.7        $ --         $    --       $    --   $ 1,196.6
   Government--non-U.S...............     119.2        23.2          --              --            --       142.4
   U.S. corporate....................   6,113.1       533.3          --           (61.4)         (0.4)    6,584.6
   Corporate--non-U.S................   1,855.4       100.4          --           (62.5)           --     1,893.3
   Residential mortgage-backed.......   1,929.8       144.1         3.0          (116.0)       (113.6)    1,847.3
   Commercial mortgage-backed........     859.8        20.3         0.7           (85.2)        (24.1)      771.5
   Other asset-backed................   1,450.7         5.3         0.1           (48.4)           --     1,407.7
                                      ---------    --------        ----         -------       -------   ---------
       Total fixed maturity
         securities..................  13,339.9     1,011.3         3.8          (373.5)       (138.1)   13,843.4
Equity securities....................      60.0         1.8          --            (2.7)           --        59.1
                                      ---------    --------        ----         -------       -------   ---------
       Total available-for-sale
         securities.................. $13,399.9    $1,013.1        $3.8         $(376.2)      $(138.1)  $13,902.5
                                      =========    ========        ====         =======       =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2012:

                              LESS THAN 12 MONTHS            12 MONTHS OR MORE                     TOTAL
                          ---------------------------- ------------------------------  ------------------------------
                                   GROSS                          GROSS                           GROSS
(DOLLAR AMOUNTS IN        FAIR   UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
MILLIONS)                 VALUE    LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
------------------        ------ ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises......... $ 54.1   $(1.1)        7     $     --  $    --        --     $   54.1  $  (1.1)        7
   U.S. corporate........  300.7    (5.6)       70        180.3    (14.9)       27        481.0    (20.5)       97
   Corporate--non-U.S....  192.3    (1.9)       18        147.8    (10.5)       14        340.1    (12.4)       32
   Residential mortgage-
     backed..............   39.9    (0.5)       11        264.6    (89.8)      162        304.5    (90.3)      173
   Commercial mortgage-
     backed..............   97.0    (0.4)       10        335.1    (52.2)       84        432.1    (52.6)       94
   Other asset-backed....  186.2    (0.2)       19        102.9    (35.5)       12        289.1    (35.7)       31
                          ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in
  an unrealized loss
  position............... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                          ======   =====       ===     ========  =======       ===     ========  =======       ===
% Below cost--fixed
  maturity securities:
   (less than)20% Below
     cost................ $870.1   $(9.6)      133     $  799.5  $ (58.0)      186     $1,669.6  $ (67.6)      319
   20%-50% Below cost....    0.1    (0.1)        2        218.3   (106.0)       82        218.4   (106.1)       84
   (greater than)50%
     Below cost..........     --      --        --         12.9    (38.9)       31         12.9    (38.9)       31
                          ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in
  an unrealized loss
  position............... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                          ======   =====       ===     ========  =======       ===     ========  =======       ===
Investment grade......... $834.4   $(7.8)      121     $  520.6  $ (57.0)      115     $1,355.0  $ (64.8)      236
Below investment
  grade/(3)/.............   35.8    (1.9)       14        510.1   (145.9)      184        545.9   (147.8)      198
                          ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in
  an unrealized loss
  position............... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                          ======   =====       ===     ========  =======       ===     ========  =======       ===

--------
/(1)/Amounts included $58.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $58.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $57.8 million of unrealized losses on other-than-temporarily impaired securities.

   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to lower credit ratings since acquisition for corporate securities across various industry sectors. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 1.1% as of December 31, 2012.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $58.0 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BB+" and approximately 48.1% of the unrealized losses were related to investment grade securities as of December 31, 2012. These unrealized losses were attributable to the lower credit ratings for these securities since acquisition, primarily associated with mortgage-backed and asset-backed securities as well as corporate securities in the finance and insurance sector. The average fair value percentage below cost for these securities was approximately 6.8% as of December 31, 2012. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2012:

                                                                      INVESTMENT GRADE
                                        -----------------------------------------------------------------------------
                                                      20% TO 50%                          GREATER THAN 50%
                                        -------------------------------------- --------------------------------------
                                                         % OF TOTAL                             % OF TOTAL
                                                GROSS      GROSS                       GROSS      GROSS
                                        FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)            VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------            ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate...................... $11.2   $ (4.2)      2.0%        2      $--    $  --       -- %        --
   Corporate--non-U.S..................  11.0     (5.6)      2.6         3       --       --        --         --
   Structured securities:
       Residential
         mortgage-backed...............  12.2     (5.7)      2.7         7       --     (0.1)       --          2
       Commercial mortgage-
         backed........................   1.6     (0.5)      0.2         2       --       --        --         --
       Other asset-backed..............  20.6    (13.1)      6.2         2       --       --        --         --
                                        -----   ------      ----        --      ---    -----       ---         --
       Total structured securities.....  34.4    (19.3)      9.1        11       --     (0.1)       --          2
                                        -----   ------      ----        --      ---    -----       ---         --
Total.................................. $56.6   $(29.1)     13.7%       16      $--    $(0.1)      -- %         2
                                        =====   ======      ====        ==      ===    =====       ===         ==

                                                                    BELOW INVESTMENT GRADE
                                        ------------------------------------------------------------------------------
                                                      20% TO 50%                           GREATER THAN 50%
                                        --------------------------------------- --------------------------------------
                                                          % OF TOTAL                             % OF TOTAL
                                                 GROSS      GROSS                       GROSS      GROSS
                                        FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)            VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------            ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   Structured securities:
       Residential
         mortgage-backed............... $106.6   $(49.3)     23.2%       52     $ 7.8   $(22.6)     10.6%       22
       Commercial
         mortgage-backed...............   31.5    (11.1)      5.2        12       4.0    (14.4)      6.8         6
       Other asset-backed..............   23.6    (16.5)      7.8         2       1.1     (1.8)      0.8         1
                                        ------   ------      ----        --     -----   ------      ----        --
       Total structured securities.....  161.7    (76.9)     36.2        66      12.9    (38.8)     18.2        29
                                        ------   ------      ----        --     -----   ------      ----        --
Total.................................. $161.7   $(76.9)     36.2%       66     $12.9   $(38.8)     18.2%       29
                                        ======   ======      ====        ==     =====   ======      ====        ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   Corporate Debt Securities

   The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2012:

                                                            INVESTMENT GRADE
                              -----------------------------------------------------------------------------
                                            20% TO 50%                          GREATER THAN 50%
                              -------------------------------------- --------------------------------------
                                               % OF TOTAL                             % OF TOTAL
                                      GROSS      GROSS                       GROSS      GROSS
                              FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)  VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------  ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
   Industry:
   Finance and insurance..... $22.2   $(9.8)      4.6%        5       $--     $--        -- %        --
                              -----   -----       ---         -       ---     ---        ---         --
   Total..................... $22.2   $(9.8)      4.6%        5       $--     $--        -- %        --
                              =====   =====       ===         =       ===     ===        ===         ==

   All of the unrealized losses for corporate fixed maturity securities presented in the preceding tables related to issuers in the finance and insurance sector that were 30.7% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2012. All unrealized losses noted in the table above were related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

   We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

   Structured Securities

   Of the $135.1 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $47.2 million related to other-than-temporarily impaired securities where the unrealized losses represented the non-credit portion of the impairment.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

The extent and duration of the unrealized loss position on our structured securities was primarily due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2012.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

                                         LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                    ------------------------------ ------------------------------  --------------------
                                               GROSS                          GROSS                           GROSS
                                     FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED
(DOLLAR AMOUNTS IN MILLIONS)         VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/
----------------------------        -------- ---------- ---------- -------- ----------  ---------- -------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. corporate................. $  646.9   $(15.0)      86     $  445.3  $ (46.8)       67     $1,092.2  $ (61.8)
    Corporate--non-U.S.............    359.5    (19.0)      42        223.5    (43.5)       25        583.0    (62.5)
    Residential mortgage-                                                     (226.7)
     backed........................    128.4     (2.9)      28        397.5                214        525.9   (229.6)
    Commercial mortgage-
     backed........................     90.5    (13.1)      23        385.3    (96.2)      106        475.8   (109.3)
    Other asset-backed.............    136.3     (0.3)      13        192.5    (48.1)       24        328.8    (48.4)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Subtotal, fixed maturity                                                  (461.3)
     securities....................  1,361.6    (50.3)     192      1,644.1                436      3,005.7   (511.6)
Equity securities..................       --       --       --          4.6     (2.7)        4          4.6     (2.7)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)
                                    ========   ======      ===     ========  =======       ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost...... $1,346.5   $(43.7)     177     $1,139.4  $ (97.9)      213     $2,485.9  $(141.6)
    20%-50% Below cost.............     14.6     (4.9)       8        448.6   (245.4)      163        463.2   (250.3)
    (greater than)50% Below cost...      0.5     (1.7)       7         56.1   (118.0)       60         56.6   (119.7)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total fixed maturity
     securities....................  1,361.6    (50.3)     192      1,644.1   (461.3)      436      3,005.7   (511.6)
                                    --------   ------      ---     --------  -------       ---     --------  -------
% Below cost--equity
 securities:
    (less than)20% Below cost......       --       --       --          0.6     (0.1)        3          0.6     (0.1)
    20%-50% Below cost.............       --       --       --          4.0     (2.6)        1          4.0     (2.6)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total equity securities........       --       --       --          4.6     (2.7)        4          4.6     (2.7)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)
                                    ========   ======      ===     ========  =======       ===     ========  =======
Investment grade................... $1,229.0   $(37.8)     152     $  991.7  $(149.7)      211     $2,220.7  $(187.5)
Below investment grade/(3)/........    132.6    (12.5)      40        657.0   (314.3)      229        789.6   (326.8)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)
                                    ========   ======      ===     ========  =======       ===     ========  =======

                                    ----------

                                    NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)        SECURITIES
----------------------------        ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. corporate.................    153
    Corporate--non-U.S.............     67
    Residential mortgage-
     backed........................    242
    Commercial mortgage-
     backed........................    129
    Other asset-backed.............     37
                                       ---
    Subtotal, fixed maturity
     securities....................    628
Equity securities..................      4
                                       ---
Total for securities in an
 unrealized loss position..........    632
                                       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......    390
    20%-50% Below cost.............    171
    (greater than)50% Below cost...     67
                                       ---
    Total fixed maturity
     securities....................    628
                                       ---
% Below cost--equity
 securities:
    (less than)20% Below cost......      3
    20%-50% Below cost.............      1
                                       ---
    Total equity securities........      4
                                       ---
Total for securities in an
 unrealized loss position..........    632
                                       ===
Investment grade...................    363
Below investment grade/(3)/........    269
                                       ---
Total for securities in an
 unrealized loss position..........    632
                                       ===

--------
/(1)/Amounts included $134.3 million of unrealized losses on other-than-temporarily impaired securities.
/(2)/Amounts included $138.1 million of unrealized losses on other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $132.5 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2012 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                AMORTIZED COST
       (AMOUNTS IN MILLIONS)                       OR COST     FAIR VALUE
       ---------------------                    -------------- ----------
       Due one year or less....................   $   504.5    $   506.9
       Due after one year through five years...     2,215.6      2,310.4
       Due after five years through ten years..     1,949.8      2,160.3
       Due after ten years.....................     4,039.8      4,767.4
                                                  ---------    ---------
              Subtotal.........................     8,709.7      9,745.0
       Residential mortgage-backed.............     1,783.6      1,875.7
       Commercial mortgage-backed..............       932.9        915.0
       Other asset-backed......................     1,119.4      1,090.7
                                                  ---------    ---------
              Total............................   $12,545.6    $13,626.4
                                                  =========    =========

   As of December 31, 2012, $1,225.7 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2012, securities issued by utilities and energy, finance and insurance, and consumer--non-cyclical industry groups represented approximately 25.0%, 20.5% and 12.5% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2012, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2012 and 2011, $8.2 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2012                      2011
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Office...............................................    $  538.5       32.6%      $  553.8       29.9%
Industrial...........................................       468.5       28.4          566.1       30.6
Retail...............................................       409.1       24.8          453.5       24.5
Apartments...........................................       126.4        7.7          146.4        7.9
Mixed use/other......................................       107.7        6.5          131.0        7.1
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,650.2      100.0%       1,850.8      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         0.6                       1.1
   Allowance for losses..............................       (11.7)                    (15.4)
                                                         --------                  --------
   Total.............................................    $1,639.1                  $1,836.5
                                                         ========                  ========

                                                                2012                      2011
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  566.7       34.3%      $  620.8       33.5%
Pacific..............................................       449.0       27.2          456.3       24.7
Middle Atlantic......................................       191.6       11.6          196.2       10.6
East North Central...................................       109.4        6.6          177.5        9.6
West North Central...................................        90.6        5.5          103.3        5.6
Mountain.............................................        86.7        5.3          106.4        5.7
West South Central...................................        62.2        3.8           71.2        3.8
East South Central...................................        55.1        3.3           64.1        3.5
New England..........................................        38.9        2.4           55.0        3.0
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,650.2      100.0%       1,850.8      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         0.6                       1.1
   Allowance for losses..............................       (11.7)                    (15.4)
                                                         --------                  --------
   Total.............................................    $1,639.1                  $1,836.5
                                                         ========                  ========

   As of December 31, 2012 and 2011, our total mortgage holdings secured by real estate in California was $286.8 million and $293.3 million, respectively, which was 17.5% and 16.0%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

                                                                  2012
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Office......................    $ 2.4         $--           $ --         $ 2.4    $  536.1  $  538.5
   Industrial..................       --          --             --            --       468.5     468.5
   Retail......................       --          --             --            --       409.1     409.1
   Apartments..................       --          --            4.4           4.4       122.0     126.4
   Mixed use/other.............     66.4          --             --          66.4        41.3     107.7
                                   -----         ---           ----         -----    --------  --------
   Total recorded investment...    $68.8         $--           $4.4         $73.2    $1,577.0  $1,650.2
                                   =====         ===           ====         =====    ========  ========
% of total commercial mortgage
  loans........................      4.1%         --%           0.3%          4.4%       95.6%    100.0%
                                   =====         ===           ====         =====    ========  ========

                                                                  2011
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Office......................     $3.8         $--            $--          $3.8    $  550.0  $  553.8
   Industrial..................      1.2          --             --           1.2       564.9     566.1
   Retail......................       --          --             --            --       453.5     453.5
   Apartments..................       --          --             --            --       146.4     146.4
   Mixed use/other.............      1.2          --             --           1.2       129.8     131.0
                                    ----         ---            ---          ----    --------  --------
   Total recorded investment...     $6.2         $--            $--          $6.2    $1,844.6  $1,850.8
                                    ====         ===            ===          ====    ========  ========
% of total commercial mortgage
  loans........................      0.3%         --%            --%          0.3%       99.7%    100.0%
                                    ====         ===            ===          ====    ========  ========

   As of December 31, 2012 and 2011, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on nonaccrual status as of December 31, 2012 and 2011.

   As of and for the years ended December 31, 2012 and 2011, we modified or extended 19 and 18 commercial mortgage loans, respectively, with a total carrying value of $195.5 million and $140.9 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                    2012      2011      2010
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $   15.4  $   18.5  $   15.0
   Charge-offs/(1)/...................................       --        --     (14.6)
   Recoveries.........................................       --        --        --
   Provision..........................................     (3.7)     (3.1)     18.1
                                                       --------  --------  --------
   Ending balance..................................... $   11.7  $   15.4  $   18.5
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $   11.7  $   15.4  $   18.5
                                                       ========  ========  ========

Recorded investment:
   Ending balance..................................... $1,650.2  $1,850.8  $2,126.3
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $    4.2
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,650.2  $1,850.8  $2,122.1
                                                       ========  ========  ========

--------
/(1)/Charge-offs in 2010 included $13.0 million related to held-for-sale commercial mortgage loans that were sold.

   As of December 31, 2012 and 2011, we had no commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                            2012
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Office.....................  $124.1   $ 44.3    $296.6     $ 68.3       $ 5.2      $  538.5
   Industrial.................   163.7     82.9     172.5       44.1         5.3         468.5
   Retail.....................   142.5     41.9     185.9       38.1         0.7         409.1
   Apartments.................    54.1     27.8      36.0        8.5          --         126.4
   Mixed use/other............     7.1      1.1      18.5       75.2         5.8         107.7
                                ------   ------    ------     ------       -----      --------
   Total recorded investment..  $491.5   $198.0    $709.5     $234.2       $17.0      $1,650.2
                                ======   ======    ======     ======       =====      ========
% of total....................    29.8%    12.0%     43.0%      14.2%        1.0%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
   coverage ratio.............    2.13     1.52      1.70       2.59        0.59          1.92
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $17.0 million of loans in good standing, with a total weighted-average loan-to-value of 109.3%, where borrowers continued to make timely payments.

                                                            2011
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Office.....................  $197.9   $ 91.9    $186.2     $ 67.6       $10.2      $  553.8
   Industrial.................   160.0    134.0     170.4       98.0         3.7         566.1
   Retail.....................   140.2     54.0     207.9       46.6         4.8         453.5
   Apartments.................    60.3     29.8      38.3       18.0          --         146.4
   Mixed use/other............    14.4     16.4      18.8        9.1        72.3         131.0
                                ------   ------    ------     ------       -----      --------
   Total recorded investment..  $572.8   $326.1    $621.6     $239.3       $91.0      $1,850.8
                                ======   ======    ======     ======       =====      ========
% of total....................    30.9%    17.6%     33.7%      12.9%        4.9%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
  coverage ratio..............    2.43     1.79      1.57       1.07        4.64          1.96
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $91.0 million of loans in good standing, with a total weighted-average loan-to-value of 110.7%, where borrowers continued to make timely payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                         2012
                                    -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------               -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Office..........................     $ 45.7       $ 32.3      $129.8      $150.7         $105.4       $  463.9
   Industrial......................       61.9         45.6        82.7       204.0           74.3          468.5
   Retail..........................       11.1         89.3        96.7       135.2           76.1          408.4
   Apartments......................        2.7          7.4        30.7        59.3           26.3          126.4
   Mixed use/other.................        1.1         15.8        22.5         1.0            0.9           41.3
                                        ------       ------      ------      ------         ------       --------
   Total recorded investment.......     $122.5       $190.4      $362.4      $550.2         $283.0       $1,508.5
                                        ======       ======      ======      ======         ======       ========
% of total.........................        8.1%        12.6%       24.0%       36.5%          18.8%         100.0%
                                        ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.....       75.4%        69.9%       60.4%       56.9%          38.7%          57.5%
                                        ======       ======      ======      ======         ======       ========

                                                                         2011
                                    -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------               -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Office..........................     $ 47.6       $ 42.4      $128.3      $112.1         $148.8       $  479.2
   Industrial......................       87.0         87.3        90.0       203.5           98.3          566.1
   Retail..........................       27.7         80.2       129.4       110.2          104.8          452.3
   Apartments......................        1.8         21.5        27.9        77.4           17.8          146.4
   Mixed use/other.................         --         12.8        28.1         7.4           16.3           64.6
                                        ------       ------      ------      ------         ------       --------
   Total recorded investment.......     $164.1       $244.2      $403.7      $510.6         $386.0       $1,708.6
                                        ======       ======      ======      ======         ======       ========
% of total.........................        9.6%        14.3%       23.6%       29.9%          22.6%         100.0%
                                        ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.....       79.6%        71.4%       63.8%       55.6%          43.5%          59.4%
                                        ======       ======      ======      ======         ======       ========

   The following tables set forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of December 31:

                                                                        2012
                                    ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------               -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Office..........................      $--           $--        $ --         $--          $ 74.6       $ 74.6
   Industrial......................       --            --          --          --              --           --
   Retail..........................       --            --         0.7          --              --          0.7
   Apartments......................       --            --          --          --              --           --
   Mixed use/other.................       --            --          --          --            66.4         66.4
                                         ---           ---        ----         ---          ------       ------
   Total recorded investment.......      $--           $--        $0.7         $--          $141.0       $141.7
                                         ===           ===        ====         ===          ======       ======
% of total.........................       --%           --%        0.5%         --%           99.5%       100.0%
                                         ===           ===        ====         ===          ======       ======
Weighted-average loan-to-value.....       --%           --%        9.0%         --%           71.3%        71.0%
                                         ===           ===        ====         ===          ======       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Office......................      $--           $--        $  --        $--          $ 74.6       $ 74.6
   Industrial..................       --            --           --         --              --           --
   Retail......................       --            --          1.2         --              --          1.2
   Apartments..................       --            --           --         --              --           --
   Mixed use/other.............       --            --           --         --            66.4         66.4
                                     ---           ---        -----        ---          ------       ------
   Total recorded investment...      $--           $--        $ 1.2        $--          $141.0       $142.2
                                     ===           ===        =====        ===          ======       ======
% of total.....................       --%           --%         0.8%        --%           99.2%       100.0%
                                     ===           ===        =====        ===          ======       ======
Weighted-average loan-to-value.       --%           --%        15.0%        --%           81.0%        80.5%
                                     ===           ===        =====        ===          ======       ======

   (f) Restricted Commercial Mortgage Loans Related To Securitization Entity

   The following tables set forth additional information regarding our restricted commercial mortgage loans related to a securitization entity as of December 31:

                                     2012                      2011
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Property type:
  Retail..................     $32.0         49.6%       $42.3         49.1%
  Industrial..............      13.2         20.4         15.1         17.5
  Office..................      11.9         18.4         20.2         23.4
  Apartments..............       4.7          7.3          5.6          6.5
  Mixed use/other.........       2.8          4.3          3.0          3.5
                               -----        -----        -----        -----
     Subtotal.............      64.6        100.0%        86.2        100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                     (0.1)
                               -----                     -----
     Total................     $64.5                     $86.1
                               =====                     =====

                                     2012                      2011
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Geographic region:
  Pacific.................     $17.6         27.2%       $23.1         26.8%
  South Atlantic..........      17.5         27.1         22.1         25.6
  Middle Atlantic.........      11.0         17.0         12.5         14.5
  East North Central......      10.2         15.8         12.2         14.2
  West North Central......       2.6          4.0          6.3          7.3
  Mountain................       2.3          3.6          5.9          6.8
  East South Central......       2.0          3.1          2.2          2.6
  West South Central......       0.9          1.4          1.3          1.5
  New England.............       0.5          0.8          0.6          0.7
                               -----        -----        -----        -----
     Subtotal.............      64.6        100.0%        86.2        100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                     (0.1)
                               -----                     -----
     Total................     $64.5                     $86.1
                               =====                     =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   As of December 31, 2012, all of our restricted commercial mortgage loans were current. As of December 31, 2011, $83.4 million were current, $1.5 million were 61 to 90 days past due and $1.3 million were past due for more than 90 days and still accruing interest.

   As of December 31, 2012 and 2011, the total recorded investment of restricted commercial mortgage loans of $64.6 million and $86.2 million, respectively, related to loans not individually impaired that were evaluated collectively for impairment. There was no provision for credit losses recorded during the year ended December 31, 2012 related to restricted commercial mortgage loans. A reduction in credit losses of $0.2 million was recorded during the year ended December 31, 2011, resulting in an ending allowance for credit losses balance of $0.1 million as of December 31, 2011. A provision for credit losses of $0.8 million was recorded during the year ended December 31, 2010, of which $0.5 million was required upon consolidation of a securitization entity as of January 1, 2010. We also recorded charge-offs of $0.5 million during 2010 related to our individually impaired restricted commercial mortgage loans, resulting in an ending allowance for credit losses balance of $0.3 million as of December 31, 2010.

   In evaluating the credit quality of restricted commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. The risks associated with restricted commercial mortgage loans can typically be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the loan-to-value of restricted commercial mortgage loans by property type as of December 31:

                                                             2012
                               ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $32.0     $  --      $--       $--            $--        $ 32.0
   Industrial.................   13.2        --       --        --             --          13.2
   Office.....................   10.2       1.7       --        --             --          11.9
   Apartments.................    4.7        --       --        --             --           4.7
   Mixed use/other............    2.8        --       --        --             --           2.8
                                -----     -----      ---       ---            ---        ------
   Total recorded investment..  $62.9     $ 1.7      $--       $--            $--        $ 64.6
                                =====     =====      ===       ===            ===        ======
% of total....................   97.4%      2.6%      --%       --%            --%        100.0%
                                =====     =====      ===       ===            ===        ======
Weighted-average debt service
  coverage ratio..............   1.79      1.00       --        --             --          1.77
                                =====     =====      ===       ===            ===        ======

                                                             2011
                               ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $40.9     $ 1.4     $  --     $   --          $--        $ 42.3
   Industrial.................   13.3       1.8        --         --           --          15.1
   Office.....................   10.6       2.4       5.9        1.3           --          20.2
   Apartments.................    5.6        --        --         --           --           5.6
   Mixed use/other............    3.0        --        --         --           --           3.0
                                -----     -----     -----     ------          ---        ------
   Total recorded investment..  $73.4     $ 5.6     $ 5.9     $  1.3          $--        $ 86.2
                                =====     =====     =====     ======          ===        ======
% of total....................   85.1%      6.5%      6.9%       1.5%          --%        100.0%
                                =====     =====     =====     ======          ===        ======
Weighted-average debt service
  coverage ratio..............   1.80      1.27      2.38      (0.13)          --          1.78
                                =====     =====     =====     ======          ===        ======

   The following tables set forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of December 31:

                                                                    2012
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 1.5         $ 3.4       $ 9.7       $ 7.7          $ 9.7       $ 32.0
   Industrial..................       0.5            --         1.6         8.4            2.7         13.2
   Office......................       0.3           1.7         1.4         4.9            3.6         11.9
   Apartments..................        --            --         3.1          --            1.6          4.7
   Mixed use/other.............        --            --          --          --            2.8          2.8
                                    -----         -----       -----       -----          -----       ------
   Total recorded investment...     $ 2.3         $ 5.1       $15.8       $21.0          $20.4       $ 64.6
                                    -----         -----       -----       -----          -----       ------
% of total.....................       3.6%          7.9%       24.5%       32.4%          31.6%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      22.2%         40.3%       28.9%       25.6%          23.9%        26.9%
                                    =====         =====       =====       =====          =====       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 1.4         $ 6.6       $14.9       $13.6          $ 5.8       $ 42.3
   Industrial..................       0.7           2.7          --        10.5            1.2         15.1
   Office......................       3.7            --          --         8.4            8.1         20.2
   Apartments..................        --            --         3.9          --            1.7          5.6
   Mixed use/other.............        --            --          --          --            3.0          3.0
                                    -----         -----       -----       -----          -----       ------
   Total recorded investment...     $ 5.8         $ 9.3       $18.8       $32.5          $19.8       $ 86.2
                                    =====         =====       =====       =====          =====       ======
% of total.....................       6.7%         10.8%       21.8%       37.7%          23.0%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      58.9%         38.2%       33.5%       32.8%          29.8%        34.6%
                                    =====         =====       =====       =====          =====       ======

   There were no floating rate restricted commercial mortgage loans as of December 31, 2012 or 2011.

   See note 15 for additional information related to our consolidated securitization entity.

   (g) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                       2012                      2011
                                             ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                        CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                        -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.....    $  560.4       47.4%      $  478.2       37.8%
Trading securities..........................       403.8       34.2          454.6       35.9
Limited partnerships........................       122.8       10.4          122.6        9.7
Securities lending collateral...............        48.2        4.1           41.3        3.3
Derivatives.................................        27.5        2.3           66.0        5.2
Derivatives counterparty collateral.........         7.0        0.6           38.3        3.0
Short-term investments......................         5.0        0.4           58.0        4.6
Real estate owned...........................         4.8        0.4            4.0        0.3
Other investments...........................         1.8        0.2            1.7        0.1
Restricted other invested assets related to
  securitization entity/(1)/................          --         --            1.4        0.1
                                                --------      -----       --------      -----
   Total other invested assets..............    $1,181.3      100.0%      $1,266.1      100.0%
                                                ========      =====       ========      =====

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth our positions in derivative instruments as of December 31:

                                           DERIVATIVE ASSETS             DERIVATIVE LIABILITIES
                                    ------------------------------- --------------------------------
                                         BALANCE        FAIR VALUE      BALANCE         FAIR VALUE
                                          SHEET         -----------      SHEET         -------------
(AMOUNTS IN MILLIONS)                 CLASSIFICATION    2012  2011   CLASSIFICATION     2012   2011
---------------------               --------------      ----- ----- --------------     ------ ------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
                                      Other invested                       Other
   Interest rate swaps.............       assets        $ 6.5 $25.0     liabilities    $   -- $  0.5
                                                        ----- -----                    ------ ------
   Total fair value hedges.........                       6.5  25.0                        --    0.5
                                                        ----- -----                    ------ ------
   Total derivatives designated as
     hedges........................                       6.5  25.0                        --    0.5
                                                        ----- -----                    ------ ------
DERIVATIVES NOT DESIGNATED AS
  HEDGES
                                      Other invested                       Other
Interest rate swaps................       assets          2.1   5.5     liabilities       5.2    8.3
                                      Other invested                       Other
Credit default swaps...............       assets          0.2   0.4     liabilities        --    0.1
                                      Other invested                       Other
Equity index options...............       assets         18.2  22.6     liabilities        --     --
                                      Other invested                       Other
Financial futures..................       assets           --    --     liabilities        --     --
                                      Other invested                       Other
Equity return swaps................       assets           --   6.6     liabilities       7.8    2.8
                                      Other invested                       Other
Limited guarantee..................       assets          0.5   5.9     liabilities        --     --
                                                                       Policyholder
                                        Reinsurance                       account
Reinsurance embedded derivatives...  recoverable/(1)/    35.6  17.8      balances          --     --
                                                                       Policyholder
                                        Reinsurance                       account
GMWB embedded derivatives..........  recoverable/(2)/     8.4  13.9    balances/(3)/    307.2  433.6
                                                                       Policyholder
Fixed index annuity embedded                                              account
  derivatives......................  Other assets/(4)/     --    --    balances/(4)/     21.7     --
                                                        ----- -----                    ------ ------
   Total derivatives not
     designated as hedges..........                      65.0  72.7                     341.9  444.8
                                                        ----- -----                    ------ ------
   Total derivatives...............                     $71.5 $97.7                    $341.9 $445.3
                                                        ===== =====                    ====== ======

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(4)/Represents the embedded derivatives associated with our fixed index annuity liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB and fixed index annuity embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                 MATURITIES/
(NOTIONAL IN MILLIONS)                   MEASUREMENT DECEMBER 31, 2011 ADDITIONS TERMINATIONS DECEMBER 31, 2012
----------------------                   ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
   Interest rate swaps..................  Notional       $  575.9      $     --   $  (282.9)      $  293.0
                                                         --------      --------   ---------       --------
   Total fair value hedges..............                    575.9            --      (282.9)         293.0
                                                         --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                    575.9            --      (282.9)         293.0
                                                         --------      --------   ---------       --------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps.....................  Notional          522.5         532.5      (346.2)         708.8
Credit default swaps....................  Notional           56.1            --          --           56.1
Equity index options....................  Notional          323.2       1,583.3    (1,207.8)         698.7
Financial futures.......................  Notional        2,701.8       4,868.7    (6,094.7)       1,475.8
Equity return swaps.....................  Notional          297.9         201.4      (313.3)         186.0
Limited guarantee.......................  Notional          250.0            --          --          250.0
                                                         --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                  4,151.5       7,185.9    (7,962.0)       3,375.4
                                                         --------      --------   ---------       --------
   Total derivatives....................                 $4,727.4      $7,185.9   $(8,244.9)      $3,668.4
                                                         ========      ========   =========       ========

                                                                              MATURITIES/
(NUMBER OF POLICIES)                  MEASUREMENT DECEMBER 31, 2011 ADDITIONS TERMINATIONS DECEMBER 31, 2012
--------------------                  ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives............  Policies        41,624            --      (2,426)        39,198
Fixed index annuity embedded
  derivatives........................  Policies             2         1,610         (12)         1,600

   We did not have any derivatives with counterparties that can be terminated at the option of the derivative counterparty as of December 31, 2012.

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

currency cash flow exposure of foreign currency denominated investments;
(iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies;
(v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2012:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.1                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.2             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................         --               0.1         gains (losses)         --       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                         2012  2011   2010
---------------------                                                                        -----  ----- -----
Derivatives qualifying as effective accounting hedges as of January 1....................... $51.8  $16.8 $12.4
Current period increases (decreases) in fair value, net of deferred taxes of $2.4, $(19.1)
  and $(2.6)................................................................................  (4.4)  34.8   4.7
Reclassification to net (income) loss, net of deferred taxes of $--, $(0.1) and $0.1........  (0.2)   0.2  (0.3)
                                                                                             -----  ----- -----
Derivatives qualifying as effective accounting hedges as of December 31..................... $47.2  $51.8 $16.8
                                                                                             =====  ===== =====

   Derivatives qualifying as effective accounting hedges contained $47.2 million, $51.7 million and $16.5 million, net of taxes, for the years ended December 31, 2012, 2011 and 2010, respectively, from our investment in GLICNY. The $47.2 million, net of taxes, recorded in stockholder's equity as of December 31, 2012 is expected to be reclassified to future net income (loss) through our equity in income of unconsolidated subsidiary and $0.1 million is expected to be reclassified to future income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments. No amounts were reclassified to net income (loss) during the years ended December 31, 2012, 2011 and 2010 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2012:

                                               DERIVATIVE INSTRUMENT                                  HEDGED ITEM
           -              ----------------------------------------------------------------  -------------------------------
                           GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                          RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                           NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------     ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                      Net investment                   Net investment                   Net investment
  hedging assets.........    $  0.5      gains (losses)        $(2.2)         income            $(0.5)     gains (losses)
Interest rate swaps                      Net investment                                                    Net investment
  hedging liabilities....     (17.4)     gains (losses)         20.8     Interest credited       17.0      gains (losses)
                             ------                            -----                            -----
   Total.................    $(16.9)                           $18.6                            $16.5
                             ======                            =====                            =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2011:

                                               DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                          ----------------------------------------------------------------  -------------------------------
                           GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                          RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                           NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------     ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                      Net investment                   Net investment                   Net investment
  hedging assets.........    $  1.5      gains (losses)        $(4.8)         income            $(1.4)     gains (losses)
Interest rate swaps                      Net investment                                                    Net investment
  hedging liabilities....     (39.2)     gains (losses)         45.7     Interest credited       39.1      gains (losses)
                             ------                            -----                            -----
   Total.................    $(37.7)                           $40.9                            $37.7
                             ======                            =====                            =====

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2010:

                                               DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                          ----------------------------------------------------------------  -------------------------------
                           GAIN (LOSS)  CLASSIFICATION OF                 CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                          RECOGNIZED IN  GAIN (LOSSES)     OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                           NET INCOME   RECOGNIZED IN NET     TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        (LOSS)      INCOME (LOSS)     INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------     ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                      Net investment                   Net investment                   Net investment
  hedging assets.........    $  2.8      gains (losses)        $(5.6)         income            $(2.5)     gains (losses)
Interest rate swaps                      Net investment                                                    Net investment
  hedging liabilities....     (37.6)     gains (losses)         (0.1)    Interest credited       37.3      gains (losses)
                             ------                            -----                            -----
   Total.................    $(34.8)                           $(5.7)                           $34.8
                             ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and
(v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                     CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                        2012     2011    2010            IN NET INCOME (LOSS)
---------------------                      -------  -------  ------  ----------------------------------------
Interest rate swaps....................... $  14.6  $   3.3  $145.7       Net investment gains (losses)
Credit default swaps......................     0.6      0.2     1.0       Net investment gains (losses)
Equity index options......................   (42.4)     0.8   (69.2)      Net investment gains (losses)
Financial futures.........................  (111.1)   150.3   (99.0)      Net investment gains (losses)
Equity return swaps.......................   (34.4)     2.1   (11.2)      Net investment gains (losses)
Limited guarantee.........................    (5.4)   (17.2)   (6.9)      Net investment gains (losses)
Reinsurance embedded derivative...........   (17.8)   (10.5)  (20.1)      Net investment gains (losses)
GMWB embedded derivatives.................   150.5   (277.1)   77.8       Net investment gains (losses)
Fixed index annuity embedded derivatives..    (0.1)      --      --       Net investment gains (losses)
                                           -------  -------  ------
   Total derivatives not designated as
     hedges............................... $ (45.5) $(148.1) $ 18.1
                                           =======  =======  ======

   Derivative Counterparty Credit Risk

   As of December 31, 2012 and 2011, net fair value assets by counterparty totaled $16.0 million and $49.9 million, respectively. As of December 31, 2012 and 2011, net fair value liabilities by counterparty totaled $2.0 million and $1.5 million, respectively. As of December 31, 2012, we retained collateral of $7.0 million related to these agreements, with no over collateralization from certain counterparties. As of December 31, 2011, we retained collateral of $38.3 million related to these agreements, including over collateralization of $5.4 million from certain counterparties. As of December 31, 2012, we posted $1.9 million of collateral to derivative counterparties, including over collateralization of $0.6 million. As of December 31, 2011, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2012 and 2011, we could have been allowed to claim up to $9.0 million and $17.0 million, respectively, from counterparties and required to disburse up to $0.7 million and $1.5 million, respectively. This represented the net fair value of gains and losses by counterparty, less available collateral held.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                            2012                        2011
                                                 --------------------------- ---------------------------
                                                 NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                             VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                            -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AA
   Matures in less than one year................  $ 6.0    $ --      $--      $  --    $ --     $ --
   Matures after one year through five years....     --      --       --        6.0      --       --
   Matures after five years through ten years...    5.0      --       --        5.0      --       --
A
   Matures in less than one year................   16.5      --       --         --      --       --
   Matures after one year through five years....     --      --       --       16.5     0.1      0.1
BBB
   Matures in less than one year................   23.6     0.1       --         --      --       --
   Matures after one year through five years....     --      --       --       23.6     0.3       --
   Matures after five years through ten years...    5.0     0.1       --        5.0      --       --
                                                  -----    ----      ---      -----    ----     ----
   Total credit default swaps on single name
     reference entities.........................  $56.1    $0.2      $--      $56.1    $0.4     $0.1
                                                  =====    ====      ===      =====    ====     ====

(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                 2012      2011      2010
---------------------                                               --------  --------  --------
Unamortized balance as of January 1................................ $2,713.3  $2,518.7  $2,440.0
   Costs deferred..................................................    347.9     295.7     216.3
   Amortization, net of interest accretion.........................   (293.3)   (113.7)   (137.6)
   Reinsurance transactions/(1)/...................................       --      12.6        --
                                                                    --------  --------  --------
Unamortized balance as of December 31..............................  2,767.9   2,713.3   2,518.7
   Accumulated effect of net unrealized investment (gains) losses..   (143.4)   (109.2)    (26.5)
                                                                    --------  --------  --------
Balance as of December 31.......................................... $2,624.5  $2,604.1  $2,492.2
                                                                    ========  ========  ========

--------
/(1)/See note 7 for a discussion of reinsurance transactions.

   As part of a life block transaction in 2012, we wrote off $141.8 million of DAC associated with certain term life insurance policies under a new reinsurance treaty. The write-off was included in amortization, net of interest accretion.

   We regularly review DAC to determine if it is recoverable from future income. As part of a life block transaction in 2012, we recorded $39.4 million of additional DAC amortization to reflect loss recognition on certain term life insurance policies under a reinsurance treaty. As of December 31, 2012 and 2011, we believe all of our other businesses have sufficient future income and therefore the related DAC is recoverable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                                            2012                     2011
                                                   ----------------------   ----------------------
                                                     GROSS                    GROSS
                                                    CARRYING   ACCUMULATED   CARRYING   ACCUMULATED
(AMOUNTS IN MILLIONS)                              AMOUNT/(1)/ AMORTIZATION AMOUNT/(1)/ AMORTIZATION
---------------------                              ----------  ------------ ----------  ------------
PVFP..............................................   $547.5      $(434.4)     $571.4      $(408.4)
Capitalized software..............................    194.2       (147.0)      174.3       (130.7)
Deferred sales inducements to contractholders.....     47.3        (24.8)       43.1        (21.6)
Other.............................................      2.5         (2.5)        2.5         (2.5)
                                                     ------      -------      ------      -------
   Total..........................................   $791.5      $(608.7)     $791.3      $(563.2)
                                                     ======      =======      ======      =======

--------
/(1)/Includes $143.6 million and $119.7 million, respectively, of accumulated net unrealized investment gains as of December 31, 2012 and 2011.

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2012, 2011 and 2010 was $42.3 million, $70.1 million and $51.1 million, respectively. Amortization expense related to deferred sales inducements of $3.2 million, $4.7 million and $2.9 million, respectively, for the years ended December 31, 2012, 2011 and 2010 was included in benefits and other changes in policy reserves.

   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2012     2011    2010
---------------------                                              -------  -------  ------
Unamortized balance as of January 1............................... $ 282.7  $ 337.8  $375.1
   Amortization...................................................   (41.2)   (72.6)  (57.8)
   Interest accreted at 5.64%, 5.64% and 5.75%....................    15.2     17.5    20.5
                                                                   -------  -------  ------
Unamortized balance as of December 31.............................   256.7    282.7   337.8
   Accumulated effect of net unrealized investment (gains) losses.  (143.6)  (119.7)  (38.0)
                                                                   -------  -------  ------
Balance as of December 31......................................... $ 113.1  $ 163.0  $299.8
                                                                   =======  =======  ======

   The percentage of the December 31, 2012 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

            2013.............................................. 2.1%
            2014.............................................. 3.0%
            2015.............................................. 6.4%
            2016.............................................. 8.7%
            2017.............................................. 6.8%

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   Goodwill and Impairment Losses

   Our goodwill balance for our U.S. Life Insurance segment was $303.9 million and $450.9 million as of December 31, 2012 and 2011, respectively.

   During 2012, as part of our annual goodwill impairment analysis, we determined the fair value of our life insurance reporting unit was below its carrying value as a result of the recent decline in interest rates that caused a significant increase in the fair value of our available-for-sale securities. Accordingly, we determined the implied goodwill that is used to calculate the amount of any goodwill impairment. The amount of implied goodwill is primarily based upon the value associated with our new business projections. The significant assumptions in determining the value of new business include the number of years of production, policyholder behavior, sales and product mix, sales levels, and affiliate reinsurance and sales production assumptions. The amount of implied goodwill was less than the amount of goodwill and resulted in a goodwill impairment of $147.0 million during 2012. Adverse changes in the significant assumptions used in determining the value of new business could result in future impairments of goodwill.

   There were no goodwill impairment charges recorded in 2011 or 2010.

   Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer, and our affiliates, Brookfield Life and Annuity Insurance Company Ltd ("BLAIC") and Brookfield Life Assurance Company Limited ("BLAC").

   As of December 31, 2012, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2012 and 2011, we had $2,304.4 million and $2,399.8 million, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2012 and 2011, we had a reinsurance recoverable of $6,669.1 million and $6,832.4 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric ("GE"), agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We have term and universal life insurance policies ceded to BLAIC. As of December 31, 2012 and 2011, total life insurance in-force ceded to BLAIC was $53,972.2 million and $57,014.8 million, respectively. In 2011, BLAC novated all of the life insurance policies assumed from us to BLAIC.

   We have term and universal life insurance policies assumed from GLIC. In 2011, we assumed an additional in-force block of universal life insurance policies from GLIC, which resulted in the addition of $35.5 million of DAC. As of December 31, 2012 and 2011, we had reserves of $1,063.9 million and $801.4 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2012 and 2011, we had a reinsurance recoverable of $361.9 million and $364.8 million, respectively, associated with the reinsurance agreement with GLIC.

   On January 24, 2012, we ceded term life insurance policies as part of a life block transaction to a third-party reinsurer that were previously reinsured to River Lake III, our wholly-owned subsidiary. In connection with the reinsurance transaction, River Lake III repaid all $750.0 million of its outstanding non-recourse funding obligations of which $573.9 million was paid to GLIC. The reinsurance transaction resulted in an after-tax loss of $93.1 million and as of December 31, 2012, we had a reinsurance recoverable of $228.1 million associated with the third-party reinsurance agreement.

   In 2011, Genworth completed the sale of its Medicare supplement insurance business. The transaction included the reinsurance of our Medicare supplement insurance which reduced DAC by $22.9 million. We received a net ceding commission of $12.1 million and recorded a gain of $8.8 million. A reinsurance recoverable of $17.0 million and $18.6 million was recorded as of December 31, 2012 and 2011, respectively, related to the reinsurance transaction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $941.6 million and $43.9 million, respectively, as of December 31, 2012 and $818.2 million and $52.9 million, respectively, as of December 31, 2011 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   The following table sets forth net life insurance in-force as of December 31:

(AMOUNTS IN MILLIONS)                        2012         2011         2010
---------------------                    -----------  -----------  -----------
Direct life insurance in-force.......... $ 563,561.9  $ 563,508.8  $ 554,329.6
Amounts assumed from other companies....   140,612.6    129,722.9    113,037.6
Amounts ceded to other companies/(1)/...  (375,720.3)  (285,945.5)  (272,580.2)
                                         -----------  -----------  -----------
Net life insurance in-force............. $ 328,454.2  $ 407,286.2  $ 394,787.0
                                         ===========  ===========  ===========
Percentage of amount assumed to net.....        42.8%        31.9%        28.6%
                                         ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                               WRITTEN                       EARNED
                                     ---------------------------  ---------------------------
(AMOUNTS IN MILLIONS)                  2012     2011      2010      2012     2011      2010
---------------------                -------  --------  --------  -------  --------  --------
Direct.............................. $ 971.8  $1,005.7  $1,086.0  $ 973.1  $1,009.0  $1,087.6
Assumed.............................   148.5     156.1     165.4    148.5     156.1     165.4
Ceded...............................  (647.7)   (324.8)   (340.8)  (648.8)   (327.3)   (341.3)
                                     -------  --------  --------  -------  --------  --------
Net premiums........................ $ 472.6  $  837.0  $  910.6  $ 472.8  $  837.8  $  911.7
                                     =======  ========  ========  =======  ========  ========
Percentage of amount assumed to net.                                 31.4%     18.6%     18.1%
                                                                  =======  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,419.0 million, $1,045.8 million and $1,002.8 million during 2012, 2011 and 2010, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                   MORTALITY/
                                                   MORBIDITY    INTEREST RATE
(AMOUNTS IN MILLIONS)                              ASSUMPTION    ASSUMPTION     2012     2011
---------------------                              ----------   ------------- -------- --------
Structured settlements with life contingencies....        /(1)/  1.5% - 8.0%  $5,193.9 $5,268.6
Traditional life insurance contracts..............        /(2)/  2.5% - 7.5%   2,694.6  2,667.7
Annuity contracts with life contingencies.........        /(1)/  1.5% - 8.0%   1,851.7  1,864.1
Accident and health insurance contracts...........        /(3)/  4.5% - 7.0%      73.3     77.0
Supplementary contracts with life contingencies...        /(1)/  1.5% - 8.0%      47.1     46.1
                                                                              -------- --------
   Total future policy benefits...................                            $9,860.6 $9,923.5
                                                                              ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
/(2)/Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
     Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

  (AMOUNTS IN MILLIONS)                                     2012      2011
  ---------------------                                   --------- ---------
  Annuity contracts...................................... $ 2,512.1 $ 2,490.9
  Structured settlements without life contingencies......   1,140.5   1,215.8
  FABNs, funding agreements and GICs.....................     703.4   1,018.5
  Supplementary contracts without life contingencies.....     399.6     369.6
  Variable universal life insurance contracts............      19.5      20.4
                                                          --------- ---------
     Total investment contracts..........................   4,775.1   5,115.2
  Universal life insurance contracts.....................   5,701.9   5,251.8
                                                          --------- ---------
     Total policyholder account balances................. $10,477.0 $10,367.0
                                                          ========= =========

   We are a member of the Federal Home Loan Bank of Atlanta (the "FHLB") and held $35.1 million and $36.7 million of common stock related to our membership as of December 31, 2012 and 2011, respectively, which was included in equity securities. We issued funding agreements to the FHLB and have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

maintenance level. Upon any event of default by us, the FHLB recovery on the collateral is limited to the amount of our funding agreement liabilities to the FHLB. The amount of funding agreements issued to the FHLB was $202.9 and $140.0 million as of December 31, 2012 and 2011 respectively, which was included in policyholder account balances. We had letters of credit related to the FHLB of $482.5 and $462.4 million as of December 31, 2012 and 2011, respectively. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $752.8 million and $654.8 million as of December 31, 2012 and 2011, respectively.

   Certain Nontraditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2012     2011
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,801.0 $2,562.3
   Net amount at risk...................................................... $   15.8 $   61.0
   Average attained age of contractholders.................................       71       70
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $3,410.1 $3,528.2
   Net amount at risk...................................................... $  208.6 $  392.8
   Average attained age of contractholders.................................       71       70
Account values with living benefit guarantees:
   GMWBs................................................................... $3,498.6 $3,557.0
   Guaranteed annuitization benefits....................................... $1,423.7 $1,411.9

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2012 and 2011, our total liability associated with variable annuity contracts with minimum guarantees was approximately $6,928.0 million and $7,126.9 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $33.9 million and $28.9 million as of December 31, 2012 and 2011, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2012 and 2011, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $794.1 million and $910.1 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

        (AMOUNTS IN MILLIONS)                           2012     2011
        ---------------------                         -------- --------
        Balanced funds............................... $3,871.9 $3,813.0
        Equity funds.................................  1,294.4  1,418.1
        Bond funds...................................    930.9    971.4
        Money market funds...........................    154.0    122.9
        Other........................................      6.3     50.4
                                                      -------- --------
           Total..................................... $6,257.5 $6,375.8
                                                      ======== ========

(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2012     2011     2010
       ---------------------                   -------  -------  -------
       Beginning as of January 1.............. $ 312.7  $ 310.3  $ 294.9
       Less reinsurance recoverables..........  (125.0)  (126.5)  (124.8)
                                               -------  -------  -------
          Net balance as of January 1.........   187.7    183.8    170.1
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   728.6    729.2    720.7
          Prior years.........................    24.1     11.4     13.7
                                               -------  -------  -------
              Total incurred..................   752.7    740.6    734.4
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (685.9)  (621.6)  (599.1)
          Prior years.........................  (131.2)  (115.1)  (121.6)
                                               -------  -------  -------
              Total paid......................  (817.1)  (736.7)  (720.7)
                                               -------  -------  -------
          Net balance as of December 31.......   123.3    187.7    183.8
       Add reinsurance recoverables...........   109.8    125.0    126.5
                                               -------  -------  -------
       Balance as of December 31.............. $ 233.1  $ 312.7  $ 310.3
                                               =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2012, the decrease in the ending liability for policy and contract claims was primarily attributable to our life insurance products from lower claim frequency and severity in 2012 compared to 2011.

   During 2012, we strengthened reserves by $24.1 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   In 2012, we strengthened prior year reserves related to our life insurance products by $17.7 million from $238.5 million as of December 31, 2011. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other products, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   During 2011, we strengthened reserves by $11.4 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2011, we strengthened prior year reserves related to our life insurance products by $11.2 million from $230.1 million as of December 31, 2010. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other products, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   During 2010, we strengthened reserves by $13.7 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2010, we strengthened prior year reserves related to our life insurance products by $15.2 million from $230.2 million as of December 31, 2009. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other products, the remaining favorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liquidity.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

        (AMOUNTS IN MILLIONS)
        ---------------------
        ISSUANCE                                        2012     2011
        --------                                      -------- --------
        River Lake I, due 2033/(1)/.................. $  600.0 $  600.0
        River Lake I, due 2033/(2)/..................    489.2    500.0
        River Lake II, due 2035/(1)/.................    300.0    300.0
        River Lake II, due 2035/(2)/.................    550.0    550.0
        River Lake III, due 2036/(1)/................       --    500.0
        River Lake III, due 2036/(2)/................       --    250.0
        River Lake IV, due 2028/(2)/.................       --    516.0
        Rivermont I, due 2050/(1)/...................    315.0    315.0
                                                      -------- --------
           Total..................................... $2,254.2 $3,531.0
                                                      ======== ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. We have provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), we may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   During 2012, River Lake I, repaid $10.8 million of its total outstanding floating rate subordinated notes due in 2033.

   On March 26, 2012, River Lake IV repaid $6.0 million of its total outstanding $16.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. In December 2012, River Lake IV repaid its remaining outstanding non-recourse funding obligations of $510.0 million of which $275.6 million was paid to GLIC, an affiliate. Upon final redemption of the outstanding non-recourse notes, GLIC contributed the after-tax gain recognized of $25.0 million to us as a capital contribution.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   On December 9, 2011, GLIC commenced a tender offer to purchase all of the outstanding non-recourse funding obligations issued by River Lake III. The tender offer was deemed successful on January 20, 2012. In February and March 2012, River Lake III repaid all $750.0 million of its outstanding non-recourse funding obligations of which $573.9 million was paid to GLIC. Upon final redemption of the outstanding non-recourse notes, GLIC contributed the after-tax gain recognized of $64.8 million to us as a capital contribution.

   On March 25, 2011, River Lake IV repaid $6.0 million of its total outstanding $22.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2010, River Lake IV repaid $6.0 million of its total outstanding $28.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2012 and 2011 were 1.6% and 1.4%, respectively.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                            2012     2011    2010
    ---------------------                          -------  -------  ------
    Current federal income taxes.................. $(344.7) $(198.1) $ (3.7)
    Deferred federal income taxes.................   287.6    202.8   (41.8)
                                                   -------  -------  ------
       Total federal income taxes.................   (57.1)     4.7   (45.5)
                                                   -------  -------  ------
    Current state income taxes....................     0.5     (0.5)    0.2
    Deferred state income taxes...................    (2.8)     0.4    (1.8)
                                                   -------  -------  ------
       Total state income taxes...................    (2.3)    (0.1)   (1.6)
                                                   -------  -------  ------
       Total provision (benefit) for income taxes. $ (59.4) $   4.6  $(47.1)
                                                   =======  =======  ======

   As of December 31, 2012 and 2011, the current federal income tax payable was $29.2 million and $21.4 million, respectively, and was included in other liabilities in the consolidated balance sheets. The current state income tax receivable was $2.4 million and $2.9 million, respectively, as of December 31, 2012 and 2011 and was included in other assets in the consolidated balance sheets.

   In 2012, we recorded $37.0 million in additional paid-in capital as a deemed capital contribution related to the reduction of liabilities for tax contingency reserves by our indirect parent, GNA. Of this amount, $53.0 million related to a tax contingency that was the result of a net operating loss carryback disallowance, partially offset by $16.0 million of interest receivable related to tax contingencies, the benefit for which was retained by GNA. The capital contribution was offset by a $0.4 million increase in tax expense resulting in a net impact to stockholder's equity of $36.6 million. In 2011 and 2010, we recorded $5.1 million and $4.5 million, respectively, in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividends were offset by a decrease in tax expense resulting in no net impact to total stockholder's equity in 2011 and 2010.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                             2012            2011            2010
---------------------                                        --------------  -------------  --------------
Pre-tax income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................. $(236.4)        $ 58.7         $  6.3
                                                             =======         ======         ======
Statutory U.S. federal income tax rate...................... $ (82.7)  35.0% $ 20.5   35.0% $  2.2    35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect.......    (1.5)   0.7    (0.2)  (0.3)   (2.0)  (32.3)
   Tax benefits related to separation from our former
     parent.................................................   (11.4)   4.8      --     --   (29.9) (475.0)
   Benefit on tax favored investments.......................   (12.6)   5.3   (15.8) (26.8)  (13.8) (218.8)
   Interest on uncertain tax positions......................    (1.6)   0.7      --     --    (2.1)  (33.3)
   Non-deductible goodwill..................................    51.4  (21.8)     --     --      --      --
   Other, net...............................................    (1.0)   0.4     0.1   (0.1)   (1.5)  (23.2)
                                                             -------  -----  ------  -----  ------  ------
Effective rate.............................................. $ (59.4)  25.1% $  4.6    7.8% $(47.1) (747.6)%
                                                             =======  =====  ======  =====  ======  ======

   In connection with the initial public offering ("IPO") of our ultimate parent company, Genworth, and the 2004 separation from GE, its former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $29.9 million of previously uncertain tax benefits related to the separation. Additionally, we recorded $29.7 million as a reduction to retained earnings and $14.0 million as additional paid-in capital related to the 2004 separation.

   The components of the net deferred income tax liability were as follows as of December 31:

      (AMOUNTS IN MILLIONS)                                2012     2011
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  105.3 $  219.6
         Accrued expenses...............................     24.3     25.5
         Net operating loss carryforwards...............    226.2    566.1
         Other..........................................     62.8     68.7
                                                         -------- --------
             Total deferred income tax assets...........    418.6    879.9
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    645.9    823.5
         Net unrealized gains on investment securities..    208.4     59.6
         PVFP...........................................     87.7     97.1
         DAC............................................    748.3    725.1
                                                         -------- --------
             Total deferred income tax liabilities......  1,690.3  1,705.3
                                                         -------- --------
             Net deferred income tax liability.......... $1,271.7 $  825.4
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Net operating loss carryforwards amounted to $646.3 million as of December 31, 2012, and if unused, will expire beginning in 2022.

   In 2012, we adjusted our deferred tax liability by $8.7 million which was offset by a decrease to additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's IPO. GLICNY also adjusted their additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's IPO which increased our investment in GLICNY and additional paid-in capital by $4.1 million.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

     (AMOUNTS IN MILLIONS)                          2012    2011    2010
     ---------------------                         ------  ------  ------
     Balance as of January 1...................... $112.5  $106.5  $107.9
     Tax positions related to the current period:
        Gross additions...........................    0.3     9.0     7.6
     Tax positions related to the prior years:
        Gross additions...........................     --     4.6    27.4
        Gross reductions..........................  (49.0)   (7.6)  (36.4)
     Settlements..................................  (53.8)     --      --
                                                   ------  ------  ------
     Balance as of December 31.................... $ 10.0  $112.5  $106.5
                                                   ======  ======  ======

   The total amount of unrecognized tax benefits was $10.0 million as of December 31, 2012, of which $1.7 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the year ended
December 31, 2012, we recognized a benefit of $2.4 million in interest and penalties. During the year ended December 31, 2011, we did not incur any interest or penalties. During the year ended 2010, we recorded benefits of approximately $3.2 million related to interest and penalties. We had no interest and penalties accrued as of December 31, 2012. We had approximately $2.4 million of interest and penalties accrued as of December 31, 2011.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years through 2006. Any exposure with respect to these pre-2006 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The IRS has recently submitted a Revenue Agent Report ("RAR") with respect to the completion of its review of our U.S. income tax returns for the 2007 and 2008 tax years. The RAR includes disagreed issues which have been protested; based on certain developments with the IRS's Large Business & International division, we understand that the IRS examination team is in the process of conceding such disagreed issues and a revised RAR is forthcoming. We were included in a consolidated return with Genworth's former parent, GE, in 2004 before Genworth's IPO. The IRS completed its examination of these GE consolidated returns in 2010 and the appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE were settled and finalized during the year ended December 31, 2012.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We believe it is reasonably possible that in 2013, as a result of our open audits and appeals, up to $0.4 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash received for taxes was $405.3 million, $82.5 million and $58.6 million for the years ended December 31, 2012, 2011 and 2010, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $96.4 million, $94.7 million and $93.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

   For a discussion of capital contributions paid to us and deemed capital contributions received, see notes 10 and 11, respectively.

   The following table details our non-cash transactions for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                   2012  2011 2010
---------------------                                                  -----  ---- ----
Supplemental schedule of non-cash investing and financing activities:
   Tax contingencies and other tax related items...................... $(0.4) $5.1 $4.5
                                                                       -----  ---- ----
   Total non-cash transactions........................................ $(0.4) $5.1 $4.5
                                                                       =====  ==== ====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $157.7 million, $186.4 million and $223.8 million for the years ended December 31, 2012, 2011 and 2010, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $43.5 million, $53.1 million and $60.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $15.3 million, $17.7 million and $16.3 million to Genworth in 2012, 2011 and 2010, respectively, for investment-related services.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2012, 2011 and 2010, we incurred no interest expense under this agreement. For the years ended December 31, 2012, 2011 and 2010, we paid interest at the cost of funds to GNA, which was 0.3% for each year. GNA owed us $1.0 million and $0.4 million as of December 31, 2012 and 2011, respectively, which was included in other assets in the consolidated balance sheets. As of December 31, 2012, 2011 and 2010, there were no borrowings under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

capital contribution and losses recorded in retained earnings as a deemed dividend. For the years ended December 31, 2012 and 2010, we recorded $7.3 million and $1.6 million, respectively, in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the year ended December 31, 2011, we recorded $9.4 million in retained earnings related to losses from the sale of securities to affiliates.

   Newco is a real estate company which owns several buildings and land in Virginia. Newco was previously a direct wholly-owned subsidiary of GNA, an affiliate. In August 2012, we purchased Newco from GNA for $27.9 million in cash. The transfer was recorded at book value with a loss $13.5 million recorded in retained earnings as a deemed dividend. At the same time, GLAIC contributed a building with an estimated book value of $4.7 million to Newco. In 2012, Newco leased buildings to affiliates and we recognized $1.5 million in rental income related to these lease arrangements.

   For the year ended December 31, 2011, we recorded $17.6 million in additional paid-in-capital from a reinsurance gain related to the policies assumed from GLIC.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method. The fair value of short-term investments typically does not include significant unobservable inputs and approximate our amortized cost basis. As a result, short-term investments are classified as Level 2. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Borrowings related to securitization entities. Based on market quotes or comparable market transactions. These borrowings are not publicly traded and are classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                               2012
                         -                            ------------------------------------------------------
                                                                                      FAIR VALUE
                         -                             NOTIONAL   CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                                   AMOUNT     AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                 --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans.........................  $    /(1)/ $1,639.1 $1,763.1   $--   $   --  $1,763.1
   Restricted commercial mortgage loans/(2)/.........       /(1)/     64.5     74.6    --       --      74.6
   Other invested assets.............................       /(1)/     37.9     41.8    --      5.0      36.8
Liabilities:
   Non-recourse funding obligations/(3)/.............       /(1)/  2,254.2  1,593.3    --       --   1,593.3
   Borrowings related to securitization entity/(2)/..       /(1)/     64.6     64.6    --       --      64.6
   Investment contracts..............................       /(1)/  4,775.1  5,348.0    --    484.2   4,863.8
Other firm commitments:
   Commitments to fund limited partnerships..........   21.3            --       --    --       --        --

                                                                                 2011
                          -                             ------------------------------------------------------
                                                                                        FAIR VALUE
                          -                              NOTIONAL   CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                                     AMOUNT     AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                   --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans...........................  $    /(1)/ $1,836.5 $1,940.0   $--   $   --  $1,940.0
   Restricted commercial mortgage loans/(2)/...........       /(1)/     86.1     98.3    --       --      98.3
   Other invested assets...............................       /(1)/     93.9     94.7    --     58.0      36.7
Liabilities:
   Non-recourse funding obligations/(3)/...............       /(1)/  3,531.0  2,353.0    --       --   2,353.0
   Borrowings related to securitization entity/(2)/....       /(1)/     88.0     88.0    --       --      88.0
   Investment contracts................................       /(1)/  5,115.2  5,526.9    --    832.0   4,694.9
Other firm commitments:
   Commitments to fund limited partnerships............   27.7            --       --    --       --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 15 for additional information related to our consolidated securitization entity.
/(3)/See note 10 for additional information related to borrowings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services ("pricing services") as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We also evaluate changes in fair value that are greater than 10% each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. In certain instances, we utilize price caps

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized and whether external ratings are available for our private placement to determine whether the spreads utilized would be considered observable inputs. During the second quarter of 2012, we began classifying private securities without an external rating as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we consider the valuation methodology utilized by the third party, but the valuation typically includes significant unobservable inputs. Accordingly, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables summarize the primary sources of data considered when determining fair value of each class of fixed maturity securities as of December 31:

                                                                                      2012
                                                                      ------------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- --------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,215.6   $--   $ 1,215.6 $     --
                                                                      ---------   ---   --------- --------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,215.6    --     1,215.6       --
                                                                      ---------   ---   --------- --------
Tax-exempt:
   Pricing services..................................................       1.7    --         1.7       --
                                                                      ---------   ---   --------- --------
       Total tax-exempt..............................................       1.7    --         1.7       --
                                                                      ---------   ---   --------- --------
Government--non-U.S.:
   Pricing services..................................................     198.1    --       198.1       --
                                                                      ---------   ---   --------- --------
       Total government--non-U.S.....................................     198.1    --       198.1       --
                                                                      ---------   ---   --------- --------
U.S. corporate:
   Pricing services..................................................   5,097.2    --     5,097.2       --
   Broker quotes.....................................................      62.7    --          --     62.7
   Internal models...................................................     943.5    --       150.7    792.8
                                                                      ---------   ---   --------- --------
       Total U.S. corporate..........................................   6,103.4    --     5,247.9    855.5
                                                                      ---------   ---   --------- --------
Corporate--non-U.S.:
   Pricing services..................................................   1,625.6    --     1,625.6       --
   Broker quotes.....................................................       4.5    --          --      4.5
   Internal models...................................................     596.1    --        32.9    563.2
                                                                      ---------   ---   --------- --------
       Total corporate--non-U.S......................................   2,226.2    --     1,658.5    567.7
                                                                      ---------   ---   --------- --------
Residential mortgage-backed:
   Pricing services..................................................   1,868.4    --     1,868.4       --
   Broker quotes.....................................................       6.4    --          --      6.4
   Internal models...................................................       0.9    --          --      0.9
                                                                      ---------   ---   --------- --------
       Total residential mortgage-backed.............................   1,875.7    --     1,868.4      7.3
                                                                      ---------   ---   --------- --------
Commercial mortgage-backed:
   Pricing services..................................................     903.0    --       903.0       --
   Broker quotes.....................................................      10.5    --          --     10.5
   Internal models...................................................       1.5    --          --      1.5
                                                                      ---------   ---   --------- --------
       Total commercial mortgage-backed..............................     915.0    --       903.0     12.0
                                                                      ---------   ---   --------- --------
Other asset-backed:
   Pricing services..................................................     864.6    --       864.6       --
   Broker quotes.....................................................     225.1    --          --    225.1
   Internal models...................................................       1.0    --         1.0       --
                                                                      ---------   ---   --------- --------
       Total other asset-backed......................................   1,090.7    --       865.6    225.1
                                                                      ---------   ---   --------- --------
       Total fixed maturity securities............................... $13,626.4   $--   $11,958.8 $1,667.6
                                                                      =========   ===   ========= ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                      2011
                               -                                      ------------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- --------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,195.5   $--   $ 1,195.5 $     --
   Internal models...................................................       1.1    --          --      1.1
                                                                      ---------   ---   --------- --------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,196.6    --     1,195.5      1.1
                                                                      ---------   ---   --------- --------
Government--non-U.S.:
   Pricing services..................................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
       Total government--non-U.S.....................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
U.S. corporate:
   Pricing services..................................................   5,548.4    --     5,548.4       --
   Broker quotes.....................................................     103.2    --          --    103.2
   Internal models...................................................     933.0    --       204.8    728.2
                                                                      ---------   ---   --------- --------
       Total U.S. corporate..........................................   6,584.6    --     5,753.2    831.4
                                                                      ---------   ---   --------- --------
Corporate--non-U.S.:
   Pricing services..................................................   1,363.5    --     1,363.5       --
   Broker quotes.....................................................       1.4    --          --      1.4
   Internal models...................................................     528.4    --       170.3    358.1
                                                                      ---------   ---   --------- --------
       Total corporate--non-U.S......................................   1,893.3    --     1,533.8    359.5
                                                                      ---------   ---   --------- --------
Residential mortgage-backed:
   Pricing services..................................................   1,836.0    --     1,836.0       --
   Broker quotes.....................................................      10.1    --          --     10.1
   Internal models...................................................       1.2    --          --      1.2
                                                                      ---------   ---   --------- --------
       Total residential mortgage-backed.............................   1,847.3    --     1,836.0     11.3
                                                                      ---------   ---   --------- --------
Commercial mortgage-backed:
   Pricing services..................................................     755.9    --       755.9       --
   Broker quotes.....................................................      10.4    --          --     10.4
   Internal models...................................................       5.2    --          --      5.2
                                                                      ---------   ---   --------- --------
       Total commercial mortgage-backed..............................     771.5    --       755.9     15.6
                                                                      ---------   ---   --------- --------
Other asset-backed:
   Pricing services..................................................   1,286.3    --     1,286.3       --
   Broker quotes.....................................................     118.5    --          --    118.5
   Internal models...................................................       2.9    --         2.9       --
                                                                      ---------   ---   --------- --------
       Total other asset-backed......................................   1,407.7    --     1,289.2    118.5
                                                                      ---------   ---   --------- --------
       Total fixed maturity securities............................... $13,843.4   $--   $12,506.0 $1,337.4
                                                                      =========   ===   ========= ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables summarize the primary sources of data considered when determining fair value of equity securities as of December 31:

                                                     2012
                                         -----------------------------
          (AMOUNTS IN MILLIONS)          TOTAL LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------          ----- ------- ------- -------
          Pricing services.............. $25.5  $24.5   $1.0    $  --
          Broker quotes.................   3.5     --     --      3.5
          Internal models...............  35.1     --     --     35.1
                                         -----  -----   ----    -----
             Total equity securities.... $64.1  $24.5   $1.0    $38.6
                                         =====  =====   ====    =====

                                                     2011
                                         -----------------------------
          (AMOUNTS IN MILLIONS)          TOTAL LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------          ----- ------- ------- -------
          Pricing services.............. $19.3  $18.3   $1.0    $  --
          Broker quotes.................   3.1     --     --      3.1
          Internal models...............  36.7     --     --     36.7
                                         -----  -----   ----    -----
             Total equity securities.... $59.1  $18.3   $1.0    $39.8
                                         =====  =====   ====    =====

   The following tables summarize the primary sources of data considered when determining fair value of trading securities as of December 31:

                                                     2012
                                        ------------------------------
         (AMOUNTS IN MILLIONS)          TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
         ---------------------          ------ ------- ------- -------
         Pricing services.............. $390.4   $--   $390.4   $  --
         Broker quotes.................   13.4    --       --    13.4
                                        ------   ---   ------   -----
            Total trading securities... $403.8   $--   $390.4   $13.4
                                        ======   ===   ======   =====

                                                     2011
                                        ------------------------------
         (AMOUNTS IN MILLIONS)          TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
         ---------------------          ------ ------- ------- -------
         Pricing services.............. $422.2   $--   $422.2   $  --
         Broker quotes.................   32.4    --       --    32.4
                                        ------   ---   ------   -----
            Total trading securities... $454.6   $--   $422.2   $32.4
                                        ======   ===   ======   =====

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we do not record any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

   Credit default swaps. We have both single name credit default swaps and index tranche credit default swaps. For single name credit default swaps, we utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2. For index tranche credit default swaps, we utilize an income approach that utilizes current market information related to credit spreads and expected defaults and losses associated with the reference entities that comprise the respective index associated with each derivative. There are significant unobservable inputs associated with the timing and amount of losses from the reference entities as well as the timing or amount of losses, if any, that will be absorbed by our tranche. Accordingly, the index tranche credit default swaps are classified as Level 3. As credit spreads widen for the underlying issuers comprising the index, the change in our valuation of these credit default swaps will be unfavorable.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2012 and 2011, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $77.8 million and $95.0 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

   We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

   Fixed index annuity embedded derivatives

   We offer fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate nonperformance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                             2012
                                                             -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        --------- -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,215.6 $     -- $ 1,215.6 $     --
          Tax-exempt........................................       1.7       --       1.7       --
          Government--non-U.S...............................     198.1       --     198.1       --
          U.S. corporate....................................   6,103.4       --   5,247.9    855.5
          Corporate--non-U.S................................   2,226.2       --   1,658.5    567.7
          Residential mortgage-backed.......................   1,875.7       --   1,868.4      7.3
          Commercial mortgage-backed........................     915.0       --     903.0     12.0
          Other asset-backed................................   1,090.7       --     865.6    225.1
                                                             --------- -------- --------- --------
          Total fixed maturity securities...................  13,626.4       --  11,958.8  1,667.6
                                                             --------- -------- --------- --------
       Equity securities....................................      64.1     24.5       1.0     38.6
                                                             --------- -------- --------- --------
       Other invested assets:
          Trading securities................................     403.8       --     390.4     13.4
          Derivative assets:
              Interest rate swaps...........................       8.6       --       7.0      1.6
              Credit default swaps..........................       0.2       --       0.2       --
              Equity index options..........................      18.2       --        --     18.2
              Limited guarantee.............................       0.5       --        --      0.5
                                                             --------- -------- --------- --------
              Total derivative assets.......................      27.5       --       7.2     20.3
                                                             --------- -------- --------- --------
          Securities lending collateral.....................      48.2       --      48.2       --
                                                             --------- -------- --------- --------
          Total other invested assets.......................     479.5       --     445.8     33.7
                                                             --------- -------- --------- --------
   Other assets/(1)/........................................      35.6       --      35.6       --
   Reinsurance recoverable/(2)/.............................       8.4       --        --      8.4
   Separate account assets..................................   9,060.4  9,060.4        --       --
                                                             --------- -------- --------- --------
              Total assets.................................. $23,274.4 $9,084.9 $12,441.2 $1,748.3
                                                             ========= ======== ========= ========
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(3)/....................... $   307.2 $     -- $      -- $  307.2
       Fixed index annuity embedded derivatives.............      21.7       --        --     21.7
                                                             --------- -------- --------- --------
       Total policyholder account balances..................     328.9       --        --    328.9
                                                             --------- -------- --------- --------
   Derivative liabilities:
       Interest rate swaps..................................       5.2       --       5.2       --
       Equity return swaps..................................       7.8       --       7.8       --
                                                             --------- -------- --------- --------
       Total derivative liabilities.........................      13.0       --      13.0       --
                                                             --------- -------- --------- --------
          Total liabilities................................. $   341.9 $     -- $    13.0 $  328.9
                                                             ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                             2011
                         -                                   -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        --------- -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,196.6 $     -- $ 1,195.5 $    1.1
          Government--non-U.S...............................     142.4       --     142.4       --
          U.S. corporate....................................   6,584.6       --   5,753.2    831.4
          Corporate--non-U.S................................   1,893.3       --   1,533.8    359.5
          Residential mortgage-backed.......................   1,847.3       --   1,836.0     11.3
          Commercial mortgage-backed........................     771.5       --     755.9     15.6
          Other asset-backed................................   1,407.7       --   1,289.2    118.5
                                                             --------- -------- --------- --------
          Total fixed maturity securities...................  13,843.4       --  12,506.0  1,337.4
                                                             --------- -------- --------- --------
       Equity securities....................................      59.1     18.3       1.0     39.8
                                                             --------- -------- --------- --------
       Other invested assets:
          Trading securities................................     454.6       --     422.2     32.4
          Derivative assets:
              Interest rate swaps...........................      30.5       --      25.2      5.3
              Credit default swaps..........................       0.4       --       0.4       --
              Equity index options..........................      22.6       --        --     22.6
              Equity return swaps...........................       6.6       --       6.6       --
              Limited guarantee.............................       5.9       --        --      5.9
                                                             --------- -------- --------- --------
              Total derivative assets.......................      66.0       --      32.2     33.8
                                                             --------- -------- --------- --------
          Securities lending collateral.....................      41.3       --      41.3       --
          Derivatives counterparty collateral...............       9.9       --       9.9       --
                                                             --------- -------- --------- --------
          Total other invested assets.......................     571.8       --     505.6     66.2
                                                             --------- -------- --------- --------
       Other assets/(1)/....................................      17.8       --      17.8       --
       Reinsurance recoverable/(2)/.........................      13.9       --        --     13.9
       Separate account assets..............................   9,231.7  9,231.7        --       --
                                                             --------- -------- --------- --------
          Total assets...................................... $23,737.7 $9,250.0 $13,030.4 $1,457.3
                                                             ========= ======== ========= ========
Liabilities
   Policyholder account balances/(3)/....................... $   433.6 $     -- $      -- $  433.6
   Derivative liabilities:
       Interest rate swaps..................................       8.8       --       8.8       --
       Credit default swaps.................................       0.1       --       0.1       --
       Equity return swaps..................................       2.8       --       2.8       --
       Total derivative liabilities.........................      11.7       --      11.7       --
                                                             --------- -------- --------- --------
          Total liabilities................................. $   445.3 $     -- $    11.7 $  433.6
                                                             ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                BEGINNING        (LOSSES)
                                 BALANCE   --------------------
                                  AS OF    INCLUDED IN                                                  TRANSFER TRANSFER
                                JANUARY 1, NET INCOME  INCLUDED                                           INTO    OUT OF
(AMOUNTS IN MILLIONS)              2012      (LOSS)     IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------           ---------- ----------- -------- --------- ------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......  $    1.1    $   --     $  --    $   --   $   --    $ --      $    --    $   --  $  (1.1)
   U.S. corporate/(1)/.........     831.4       2.9      27.5      56.5    (19.3)     --        (48.1)    160.6   (156.0)
   Corporate--non-U.S./(1)/....     359.5       1.8      27.2      74.7       --      --        (27.5)    132.0       --
   Residential mortgage-
    backed.....................      11.3      (6.3)      8.6        --       --      --         (6.4)      0.1       --
   Commercial mortgage-
    backed.....................      15.6      (1.3)      1.8        --       --      --         (0.1)       --     (4.0)
   Other asset-backed..........     118.5       0.4      13.2     136.6    (11.8)     --        (36.3)      4.5       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
   Total fixed maturity
    securities.................   1,337.4      (2.5)     78.3     267.8    (31.1)     --       (118.4)    297.2   (161.1)
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Equity securities..............      39.8        --       0.3       3.8     (5.3)     --           --        --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Other invested assets:
   Trading securities..........      32.4       1.9        --        --     (2.9)     --         (3.3)       --    (14.7)
   Derivative assets:
      Interest rate swaps......       5.3       0.7        --        --       --      --         (4.4)       --       --
      Equity index options.....      22.6     (42.4)       --      48.0       --      --        (10.0)       --       --
      Limited guarantee........       5.9      (5.4)       --        --       --      --           --        --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
      Total derivative
       assets..................      33.8     (47.1)       --      48.0       --      --        (14.4)       --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
   Total other invested
    assets.....................      66.2     (45.2)       --      48.0     (2.9)     --        (17.7)       --    (14.7)
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Reinsurance recoverable/(2)/...      13.9      (7.9)       --        --       --     2.4           --        --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Total Level 3 assets...........  $1,457.3    $(55.6)    $78.6    $319.6   $(39.3)   $2.4      $(136.1)   $297.2  $(175.8)
                                 ========    ======     =====    ======   ======    ====      =======    ======  =======

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2012      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $     --      $   --
   U.S. corporate/(1)/.........      855.5        (0.3)
   Corporate--non-U.S./(1)/....      567.7         0.1
   Residential mortgage-
    backed.....................        7.3        (6.3)
   Commercial mortgage-
    backed.....................       12.0        (1.3)
   Other asset-backed..........      225.1         0.4
                                  --------      ------
   Total fixed maturity
    securities.................    1,667.6        (7.4)
                                  --------      ------
Equity securities..............       38.6          --
                                  --------      ------
Other invested assets:
   Trading securities..........       13.4         2.2
   Derivative assets:
      Interest rate swaps......        1.6         0.7
      Equity index options.....       18.2       (39.4)
      Limited guarantee........        0.5        (5.4)
                                  --------      ------
      Total derivative
       assets..................       20.3       (44.1)
                                  --------      ------
   Total other invested
    assets.....................       33.7       (41.9)
                                  --------      ------
Reinsurance recoverable/(2)/...        8.4        (7.9)
                                  --------      ------
Total Level 3 assets...........   $1,748.3      $(57.2)
                                  ========      ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out. During 2012, we began classifying private securities without an external rating as Level 3, which resulted in a significant number of securities being transferred into Level 3.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                BEGINNING        (LOSSES)
                                 BALANCE   -------------------
                                  AS OF    INCLUDED IN                                                   TRANSFER TRANSFER
                                JANUARY 1, NET INCOME  INCLUDED                                            INTO    OUT OF
(AMOUNTS IN MILLIONS)              2011      (LOSS)     IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------           ---------- ----------- -------- --------- -------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $  1.1     $   --     $ 0.1    $   --   $    --    $ --      $  (0.1)   $   --   $  --
   U.S. corporate/(1)/.........    306.7       (8.6)     22.5      75.3     (17.0)     --        (30.5)    489.2    (6.2)
   Corporate--non-U.S./(1)/....    102.8      (11.0)     (7.4)     70.2     (53.0)     --        (21.4)    279.3      --
   Residential mortgage-
    backed.....................     40.3       (0.7)     (3.8)       --     (14.3)     --        (10.2)       --      --
   Commercial mortgage-
    backed.....................     19.9       (2.4)      1.4        --        --      --         (3.3)       --      --
   Other asset-backed..........    134.3         --       1.0       5.0      (7.5)     --        (14.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total fixed maturity
    securities.................    605.1      (22.7)     13.8     150.5     (91.8)     --        (79.8)    768.5    (6.2)
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Equity securities..............     50.4        1.3       0.3        --      (9.9)     --         (2.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Other invested assets:
   Trading securities..........     40.5        0.4        --        --        --      --         (8.5)       --      --
Derivative assets:
   Interest rate swaps.........      4.6         --        --       0.7        --      --           --        --      --
   Equity index options........     30.9        1.3        --      26.3        --      --        (35.9)       --      --
   Limited guarantee...........     23.0      (17.1)       --        --        --      --           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total derivative
    assets.....................     58.5      (15.8)       --      27.0        --      --        (35.9)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total other invested
    assets.....................     99.0      (15.4)       --      27.0        --      --        (44.4)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Reinsurance
 recoverable/(2)/..............     (4.1)      15.6        --        --        --     2.4           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Total Level 3 assets...........   $750.4     $(21.2)    $14.1    $177.5   $(101.7)   $2.4      $(126.5)   $768.5   $(6.2)
                                  ======     ======     =====    ======   =======    ====      =======    ======   =====

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2011      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $    1.1      $   --
   U.S. corporate/(1)/.........      831.4        (8.6)
   Corporate--non-U.S./(1)/....      359.5         0.8
   Residential mortgage-
    backed.....................       11.3          --
   Commercial mortgage-
    backed.....................       15.6        (2.4)
   Other asset-backed..........      118.5          --
                                  --------      ------
   Total fixed maturity
    securities.................    1,337.4       (10.2)
                                  --------      ------
Equity securities..............       39.8          --
                                  --------      ------
Other invested assets:
   Trading securities..........       32.4         0.4
Derivative assets:
   Interest rate swaps.........        5.3          --
   Equity index options........       22.6         1.3
   Limited guarantee...........        5.9       (17.1)
                                  --------      ------
   Total derivative
    assets.....................       33.8       (15.8)
                                  --------      ------
   Total other invested
    assets.....................       66.2       (15.4)
                                  --------      ------
Reinsurance
 recoverable/(2)/..............       13.9        15.6
                                  --------      ------
Total Level 3 assets...........   $1,457.3      $(10.0)
                                  ========      ======

--------
/(1)/The majority of the transfers into Level 3 during 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                   TOTAL REALIZED AND                                               TOTAL GAINS
                                                   UNREALIZED GAINS                                                   (LOSSES)
                                                       (LOSSES)        PURCHASES,                                   INCLUDED IN
                                        BEGINNING  ----------------      SALES,                           ENDING     NET INCOME
                                         BALANCE   INCLUDED            ISSUANCES,                        BALANCE       (LOSS)
                                          AS OF     IN NET                AND      TRANSFER  TRANSFER     AS OF     ATTRIBUTABLE
                                        JANUARY 1,  INCOME   INCLUDED SETTLEMENTS,   INTO     OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                      2010     (LOSS)    IN OCI      NET      LEVEL 3   LEVEL 3       2010      STILL HELD
---------------------                   ---------- --------  -------- ------------ -------- ---------  ------------ ------------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises.......................  $   10.2   $   --    $  --     $    --     $   --  $    (9.1)    $  1.1       $   --
    U.S. corporate/(1)/................     309.1      1.2      4.1        20.4      137.5     (165.6)     306.7          1.2
    Corporate--non-U.S./(1)/...........     188.6     (0.7)     2.7       (32.2)      59.4     (115.0)     102.8         (6.2)
    Residential mortgage-backed/(2)/...     649.6       --      2.0         2.2        4.4     (617.9)      40.3           --
    Commercial mortgage-backed/(2)/....     775.9     (7.4)    27.3       (82.8)     118.3     (811.4)      19.9         (0.1)
    Other asset-backed/(2)/............     816.6      5.0      9.7      (386.0)      64.2     (375.2)     134.3           --
                                         --------   ------    -----     -------     ------  ---------     ------       ------
    Total fixed maturity securities....   2,750.0     (1.9)    45.8      (478.4)     383.8   (2,094.2)     605.1         (5.1)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Equity securities......................       5.1       --     (1.2)       (5.6)      52.1         --       50.4           --
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Other invested assets:
    Trading securities.................      21.5     (3.1)      --       (25.8)     135.0      (87.1)      40.5         (3.2)
    Restricted other invested assets...      26.5       --       --       (26.5)        --         --         --           --
    Derivative assets:
       Interest rate swaps.............       2.4      2.2       --          --         --         --        4.6          2.2
       Equity index options............      32.2    (66.4)      --        65.1         --         --       30.9        (66.4)
       Limited guarantee...............      29.9     (6.9)      --          --         --         --       23.0         (6.9)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
    Total derivative assets............      64.5    (71.1)      --        65.1         --         --       58.5        (71.1)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
    Total other invested assets........     112.5    (74.2)      --        12.8      135.0      (87.1)      99.0        (74.3)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Reinsurance recoverable/(3)/...........      (3.7)    (2.6)      --         2.2         --         --       (4.1)        (2.6)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Total Level 3 assets...................  $2,863.9   $(78.7)   $44.6     $(469.0)    $570.9  $(2,181.3)    $750.4       $(82.0)
                                         ========   ======    =====     =======     ======  =========     ======       ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.
/(3)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2012    2011    2010
---------------------                                                                  ------  ------  ------
Total realized and unrealized gains (losses) included in net income (loss):
   Net investment income.............................................................. $  5.4  $  1.0  $ 17.2
   Net investment gains (losses)......................................................  (61.0)  (22.2)  (95.9)
                                                                                       ------  ------  ------
       Total.......................................................................... $(55.6) $(21.2) $(78.7)
                                                                                       ======  ======  ======
Total gains (losses) included in net income (loss) attributable to assets still held:
   Net investment income.............................................................. $  1.1  $  1.5  $  1.2
   Net investment gains (losses)......................................................  (58.3)  (11.5)  (83.2)
                                                                                       ------  ------  ------
       Total.......................................................................... $(57.2) $(10.0) $(82.0)
                                                                                       ======  ======  ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                             TOTAL REALIZED AND
                                             UNREALIZED (GAINS)
                                 BEGINNING         LOSSES
                                  BALANCE   ---------------------
                                   AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                                 JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)               2012        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............   $433.6     $(158.4)     $--       $--     $--    $32.0       $--       $--      $--
   Fixed index annuity
    embedded derivatives........       --         0.1       --        --      --     21.6        --        --       --
                                   ------     -------      ---       ---     ---    -----       ---       ---      ---
   Total policyholder account
    balances....................    433.6      (158.3)      --        --      --     53.6        --        --       --
                                   ------     -------      ---       ---     ---    -----       ---       ---      ---
Total Level 3 liabilities.......   $433.6     $(158.3)     $--       $--     $--    $53.6       $--       $--      $--
                                   ======     =======      ===       ===     ===    =====       ===       ===      ===

                                              TOTAL (GAINS)
                                                  LOSSES
                                               INCLUDED IN
                                    ENDING     NET (INCOME)
                                   BALANCE         LOSS
                                    AS OF      ATTRIBUTABLE
                                 DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)                2012       STILL HELD
---------------------            ------------ --------------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............    $307.2       $(155.0)
   Fixed index annuity
    embedded derivatives........      21.7           0.1
                                    ------       -------
   Total policyholder account
    balances....................     328.9        (154.9)
                                    ------       -------
Total Level 3 liabilities.......    $328.9       $(154.9)
                                    ======       =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                     TOTAL REALIZED AND
                                     UNREALIZED (GAINS)
                         BEGINNING         LOSSES                                                                    ENDING
                          BALANCE   ---------------------                                                           BALANCE
                           AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                         JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)       2011        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2011
---------------------    ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances/(1)/..........   $107.8      $292.7      $--       $--     $--    $33.1      $  --      $--      $--       $433.6
Derivative liabilities:
    Equity index
     options............      2.6          --       --        --      --       --       (2.6)      --       --           --
                           ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
    Total derivative
     liabilities........      2.6          --       --        --      --       --       (2.6)      --       --           --
                           ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
Total Level 3
 liabilities............   $110.4      $292.7      $--       $--     $--    $33.1      $(2.6)     $--      $--       $433.6
                           ======      ======      ===       ===     ===    =====      =====      ===      ===       ======

                         TOTAL (GAINS)
                             LOSSES
                          INCLUDED IN
                          NET (INCOME)
                              LOSS
                          ATTRIBUTABLE
                         TO LIABILITIES
(AMOUNTS IN MILLIONS)      STILL HELD
---------------------    --------------
Policyholder account
 balances/(1)/..........     $297.2
Derivative liabilities:
    Equity index
     options............         --
                             ------
    Total derivative
     liabilities........         --
                             ------
Total Level 3
 liabilities............     $297.2
                             ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                                                         TOTAL (GAINS)
                                        TOTAL REALIZED AND                                                   LOSSES
                                        UNREALIZED (GAINS)    PURCHASES,                                  INCLUDED IN
                            BEGINNING         LOSSES            SALES,                         ENDING     NET (INCOME)
                             BALANCE   ---------------------  ISSUANCES                       BALANCE         LOSS
                              AS OF    INCLUDED IN               AND      TRANSFER TRANSFER    AS OF      ATTRIBUTABLE
                            JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,   INTO    OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)          2010        LOSS      IN OCI      NET      LEVEL 3  LEVEL 3      2010       STILL HELD
---------------------       ---------- ------------ -------- ------------ -------- -------- ------------ --------------
Policyholder account
  balances/(1)/............   $156.6      $(80.4)     $--       $31.6       $--      $--       $107.8        $(77.7)
Derivative liabilities:
   Interest rate swaps.....      0.9        (0.9)      --          --        --       --           --          (0.9)
   Equity index
     options...............      2.4         2.7       --        (2.5)       --       --          2.6           2.7
                              ------      ------      ---       -----       ---      ---       ------        ------
   Total derivative
     liabilities...........      3.3         1.8       --        (2.5)       --       --          2.6           1.8
                              ------      ------      ---       -----       ---      ---       ------        ------
Total Level 3 liabilities..   $159.9      $(78.6)     $--       $29.1       $--      $--       $110.4        $(75.9)
                              ======      ======      ===       =====       ===      ===       ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                         2012    2011   2010
---------------------                                                                       -------  ------ ------
Total realized and unrealized (gains) losses included in net (income) loss:
   Net investment income................................................................... $    --  $   -- $   --
   Net investment (gains) losses...........................................................  (158.3)  292.7  (78.6)
                                                                                            -------  ------ ------
       Total............................................................................... $(158.3) $292.7 $(78.6)
                                                                                            =======  ====== ======
Total (gains) losses included in net (income) loss attributable to liabilities still held:
   Net investment income................................................................... $    --  $   -- $   --
   Net investment (gains) losses...........................................................  (154.9)  297.2  (75.9)
                                                                                            -------  ------ ------
       Total............................................................................... $(154.9) $297.2 $(75.9)
                                                                                            =======  ====== ======

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Certain classes of instruments classified as Level 3 are excluded below as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value. The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2012:

                                        VALUATION                                                RANGE
(AMOUNTS IN MILLIONS)                   TECHNIQUE     FAIR VALUE  UNOBSERVABLE INPUT      (WEIGHTED-AVERAGE)
---------------------                ---------------- ---------- ---------------------- ------------------------
Assets
   Fixed maturity securities:
       U.S. corporate............... Matrix pricing     $788.8      Credit spreads      76bps - 552bps (194bps)
       Corporate--non-U.S........... Matrix pricing      563.2      Credit spreads      82bps - 354bps (189bps)
   Derivative assets:
                                       Discounted                    Interest rate
       Interest rate swaps..........   cash flows          1.6        volatility            25% - 28%(26%)
                                       Discounted                    Equity index
       Equity index option..........   cash flows         18.2        volatility            24% - 27%(25%)
Liabilities
   Policyholder account balances:
                                                                      Withdrawal
                                                                   utilization rate            --% - 98%
                                                                      Lapse rate               --% - 25%
                                                                    Non-performance
                                                                 risk (credit spreads)   50bps - 90bps (80bps)
       GMWB embedded                 Stochastic cash                 Equity index
         derivatives /(1)/..........   flow model        307.2        volatility            18% - 25%(22%)
       Fixed index annuity            Option budget                 Expected future
         embedded derivatives.......     method           21.7     interest credited          1% - 4%(1%)

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes asset securitization transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   The following table summarizes the total securitized assets as of December 31:

(AMOUNTS IN MILLIONS)                                                 2012   2011
---------------------                                                ------ ------
Receivables secured by:
   Other assets..................................................... $ 55.6 $ 60.4
                                                                     ------ ------
       Total securitized assets not required to be consolidated.....   55.6   60.4
                                                                     ------ ------
       Total securitized assets required to be consolidated.........   64.5   87.5
                                                                     ------ ------
       Total securitized assets..................................... $120.1 $147.9
                                                                     ====== ======

   Financial support for certain securitization entities was provided under credit support agreements that remain in place throughout the life of the related entities. During 2010, one of the securitization entities that was covered under a credit support agreement was terminated upon final payments made by the structure. Therefore, as of December 31, 2012 and 2011, Genworth provided limited recourse for a maximum of $38.7 million of credit losses related to the commercial mortgage loan entity that was required to be consolidated with assets of $65.0 million and $90.6 million, respectively, as of December 31, 2012 and 2011. There were no amounts recorded for these limited recourse liabilities as of December 31, 2012 and 2011. In 2012, we paid $1.5 million associated with these arrangements. No amounts were paid in 2011.

   (b) Securitization Entities Not Required To Be Consolidated

   We are involved in certain securitization entities where we are not required to consolidate the securitization entity.

   Asset securitizations. We transferred assets to securitization entities that would be considered VIEs but we were not required to consolidate the securitization entities. These securitization entities were designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. We evaluated our involvement in the entities' design and our decision making ability regarding the assets held by the securitization entity and determined we would generally not be the party with power to direct the activities that significantly impact the economic performance of the entity.

   Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

   There has been no new asset securitization activity in 2012 or 2011.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (c) Securitization Entity Required To Be Consolidated

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate one asset securitization entity. Our involvement with this securitization entity is described in more detail below. Prior to being required to consolidate this entity, our interest in this entity was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Asset securitizations. We were required to consolidate one securitization entity as a result of our involvement in the entity's design and having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was required to be consolidated is backed by commercial mortgage loans.

   Our economic interest in this commercial mortgage loan securitization entity represents the excess interest received on the loans compared to the interest paid on the entity's debt obligation, which is held by a third-party. We own the majority of the rights to receive the excess interest with another Genworth subsidiary owning the remaining portion. Additionally, Genworth provides limited recourse for credit losses up to a maximum of $38.7 million. We also act as the servicer for the underlying mortgage loans and have the ability to direct certain activities in accordance with the agreements related to the securitization entity.

   The following table shows the assets and liabilities that were recorded for the consolidated securitization entity as of December 31:

          (AMOUNTS IN MILLIONS)                            2012  2011
          ---------------------                            ----- -----
          Assets
             Investments:
                 Restricted commercial mortgage loans..... $64.5 $86.1
                 Restricted other invested assets.........    --   1.4
                                                           ----- -----
                    Total investments.....................  64.5  87.5
             Cash and cash equivalents....................   0.1   2.5
             Accrued investment income....................   0.4   0.6
                                                           ----- -----
                 Total assets............................. $65.0 $90.6
                                                           ===== =====
          Liabilities
             Other liabilities............................ $ 0.3 $ 2.8
             Deferred tax liability.......................   2.7   1.8
             Borrowings related to securitization entity..  64.6  88.0
                                                           ----- -----
                 Total liabilities........................ $67.6 $92.6
                                                           ===== =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entity for the years ended December 31:

           (AMOUNTS IN MILLIONS)                  2012  2011   2010
           ---------------------                 -----  ----- -----
           Revenues:
           Net investment income................ $ 7.3  $10.4 $10.1
           Net investment gains (losses)........  (1.1)   0.2  (0.3)
           Other income.........................   1.5     --    --
                                                 -----  ----- -----
              Total revenues....................   7.7   10.6   9.8
                                                 -----  ----- -----
           Expenses:
           Interest expense.....................   4.7    6.2   7.5
           Acquisition and operating expenses...   0.6    0.6   0.9
                                                 -----  ----- -----
              Total expenses....................   5.3    6.8   8.4
                                                 -----  ----- -----
           Income before income taxes...........   2.4    3.8   1.4
           Provision for income taxes...........   0.9    1.3   0.5
                                                 -----  ----- -----
           Net income........................... $ 1.5  $ 2.5 $ 0.9
                                                 =====  ===== =====

   The assets and other instruments held by the securitization entity are restricted and can only be used to fulfill the obligations of the securitization entity.

   (d) Borrowings Related To Consolidated Securitization Entity

   Our consolidated securitization entity has a 6.0175% senior note maturing in 2023 with an aggregate principal amount and carrying value of $64.6 million and $88.0 million as of December 31, 2012 and 2011, respectively. This borrowing is required to be paid down as principal is collected on the restricted investments held by the securitization entity and accordingly the repayment of this borrowing follows the maturity or prepayment, as permitted, of the restricted investments.

(16) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2012, we are able to distribute $483.3 million in dividends in 2013 without obtaining regulatory approval. Based on statutory results as of December 31, 2012, we estimate our insurance subsidiaries could pay dividends of approximately $78.4 million to us in 2013 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2013 at this level as they retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $98.6 million and $11.8 million during 2012 and 2011, respectively (none of which were deemed "extraordinary"). Our life insurance subsidiaries paid dividends of $46.8 million ($20.0 million of which were deemed "extraordinary") during 2010. The dividends in 2010 included $10.0 million in cash and $36.8 million of securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   In 2012, we declared and paid a cash dividend of $100.0 million to GLIC. There were no common stock dividends declared in 2011. In 2010, we declared a non-cash deemed dividend of $29.7 million in connection with the previously uncertain tax benefits related to separation from our former parent that we recognized during the year.

(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income (loss) and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our U.S. domiciled insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII and River Lake IX (the "SPFCs"). The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX was granted a permitted accounting practice from the state of Vermont to carry its excess of loss reinsurance agreement with Brookfield Life and Annuity Insurance Company as an admitted asset.

  . River Lake VII and River Lake VIII were each granted a permitted accounting practice from the state of Vermont to carry their reserves on a basis similar to U.S. GAAP.

  . River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

   The impact of these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus was $589.5 million and $611.7 million as of December 31, 2012 and 2011, respectively. If they had not used a permitted practice, no regulatory event would have been triggered.

   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2012     2011     2010
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $ 357.0  $ (86.4) $  57.8
Captive life insurance subsidiaries...............................  (478.1)  (145.9)  (131.9)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $(121.1) $(232.3) $ (74.1)
                                                                   =======  =======  =======

                                                         AS OF DECEMBER 31,
                                                         -----------------
      (AMOUNTS IN MILLIONS)                                2012      2011
      ---------------------                              --------  --------
      Combined statutory capital and surplus, excluding
        captive life insurance subsidiaries............. $2,289.3  $1,878.6

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,203.7 million and $1,517.7 million as of December 31, 2012 and 2011, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII, River Lake VIII and River lake IX, include surplus notes (non-recourse funding obligations) as further described in note 10.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2012 and 2011, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 613% and 529% of the company action level as of December 31, 2012 and 2011, respectively.

   In 2011, the NAIC formed a Joint Working Group to review the statutory reserve requirements of the Valuation of Life Insurance Policies Regulation (more commonly known as "Regulation AXXX"), also known as Actuarial Guideline 38 ("AG 38"), impacting certain universal life insurance policies with secondary guarantees. In March 2012, the NAIC adopted a framework to address these reserving issues, and subsequently retained an actuarial consultant to help resolve the framework's proposal for addressing in-force business and business that would be written in an interim period until the adoption of a principles-based reserve approach. In September 2012, subsequent to public exposure and significant public comment, the NAIC adopted the Joint Working Group's proposals for new and in-force business subject to AG 38 provisions. We are addressing these new business requirements through revised product offerings and increased utilization of reinsurance for our new business. Over time, there can be no assurance that there will continue to be affordable reinsurance available. With respect to the in-force requirements, we have determined that approximately 8.2% of our universal life insurance reserves are subject to the new regulations, which require additional reserve adequacy testing. The financial impact related to the new reserving requirements on our in-force reserves subject to the new guidance was not significant.

   River Lake IV also prepares financial statements in accordance with local regulatory requirements. As of December 31, 2012 and 2011, local statutory capital and surplus was $101.3 million and $118.5 million, respectively. Local statutory net income was $490.5 million for the year ended December 31, 2012. Local statutory net loss was $42.0 million and $74.4 million for the years ended December 31, 2011 and 2010, respectively. The regulatory authorities in these international jurisdictions generally establish supervisory solvency requirements. River Lake IV had surplus levels that exceeded local solvency requirements by $99.7 million and $112.9 million as of December 31, 2012 and 2011, respectively.

(18) SEGMENT INFORMATION

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities for the retirement market. Our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

Runoff segment primarily includes variable annuity, variable life insurance, group variable annuity and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2012:

                                                             U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                        INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                        ---------  ---------  --------- ------------
Premiums.................................................... $   467.5  $     5.3  $     --   $   472.8
Net investment income.......................................     649.1       35.9       8.9       693.9
Net investment gains (losses)...............................     (37.0)     (33.3)    (16.6)      (86.9)
Policy fees and other income................................     679.5      171.1       2.9       853.5
                                                             ---------  ---------  --------   ---------
   Total revenues...........................................   1,759.1      179.0      (4.8)    1,933.3
                                                             ---------  ---------  --------   ---------
Benefits and other changes in policy reserves...............     995.2       32.8        --     1,028.0
Interest credited...........................................     287.8       17.9        --       305.7
Acquisition and operating expenses, net of deferrals........     211.9       48.6       5.8       266.3
Amortization of deferred acquisition costs and intangibles..     276.8       58.8        --       335.6
Goodwill impairment.........................................     147.0         --        --       147.0
Interest expense............................................      90.1         --      (3.0)       87.1
                                                             ---------  ---------  --------   ---------
   Total benefits and expenses..............................   2,008.8      158.1       2.8     2,169.7
                                                             ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net loss of
  unconsolidated subsidiary.................................    (249.7)      20.9      (7.6)     (236.4)
Provision (benefit) for income taxes........................     (44.6)      (5.4)     (9.4)      (59.4)
                                                             ---------  ---------  --------   ---------
Income (loss) before equity in net loss of unconsolidated
  subsidiary................................................    (205.1)      26.3       1.8      (177.0)
Equity in net loss of unconsolidated subsidiary.............        --         --      45.5        45.5
                                                             ---------  ---------  --------   ---------
Net income (loss)........................................... $  (205.1) $    26.3  $   47.3   $  (131.5)
                                                             =========  =========  ========   =========
Total assets................................................ $25,824.4  $11,463.0  $1,277.9   $38,565.3
                                                             =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2011:

                                                             U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                        INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                        ---------  ---------  --------- ------------
Premiums.................................................... $   782.2  $    55.6   $   --    $   837.8
Net investment income.......................................     680.1       35.5     10.0        725.6
Net investment gains (losses)...............................     (66.9)    (113.1)    (2.0)      (182.0)
Policy fees and other income................................     572.1      192.8       --        764.9
                                                             ---------  ---------   ------    ---------
   Total revenues...........................................   1,967.5      170.8      8.0      2,146.3
                                                             ---------  ---------   ------    ---------
Benefits and other changes in policy reserves...............   1,119.7       76.9       --      1,196.6
Interest credited...........................................     276.7       23.0       --        299.7
Acquisition and operating expenses, net of deferrals........     205.2       88.4      2.2        295.8
Amortization of deferred acquisition costs and intangibles..     133.6       46.0      4.2        183.8
Interest expense............................................     105.5         --      6.2        111.7
                                                             ---------  ---------   ------    ---------
   Total benefits and expenses..............................   1,840.7      234.3     12.6      2,087.6
                                                             ---------  ---------   ------    ---------
Income (loss) before income taxes and equity in net loss of
  unconsolidated subsidiary.................................     126.8      (63.5)    (4.6)        58.7
Provision (benefit) for income taxes........................      44.6      (38.4)    (1.6)         4.6
                                                             ---------  ---------   ------    ---------
Income (loss) before equity in net loss of unconsolidated
  subsidiary................................................      82.2      (25.1)    (3.0)        54.1
Equity in net loss of unconsolidated subsidiary.............        --         --     (7.5)        (7.5)
                                                             ---------  ---------   ------    ---------
Net income (loss)........................................... $    82.2  $   (25.1)  $(10.5)   $    46.6
                                                             =========  =========   ======    =========
Total assets................................................ $26,434.6  $12,092.9   $908.9    $39,436.4
                                                             =========  =========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2010:

                                                               U.S. LIFE         CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE RUNOFF  AND OTHER CONSOLIDATED
---------------------                                          --------- ------  --------- ------------
Premiums...................................................... $  839.3  $ 72.4   $   --     $  911.7
Net investment income.........................................    642.4    59.3     15.9        717.6
Net investment gains (losses).................................    (88.7)  (11.8)   (11.2)      (111.7)
Policy fees and other income..................................    399.0   171.9       --        570.9
                                                               --------  ------   ------     --------
   Total revenues.............................................  1,792.0   291.8      4.7      2,088.5
                                                               --------  ------   ------     --------
Benefits and other changes in policy reserves.................  1,082.8    80.6       --      1,163.4
Interest credited.............................................    267.9    35.5       --        303.4
Acquisition and operating expenses, net of deferrals..........    218.5    94.4      4.9        317.8
Amortization of deferred acquisition costs and intangibles....    138.8    48.1      1.8        188.7
Interest expense..............................................    101.4      --      7.5        108.9
                                                               --------  ------   ------     --------
   Total benefits and expenses................................  1,809.4   258.6     14.2      2,082.2
                                                               --------  ------   ------     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (17.4)   33.2     (9.5)         6.3
Benefit for income taxes......................................    (12.3)   (2.9)   (31.9)       (47.1)
                                                               --------  ------   ------     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................     (5.1)   36.1     22.4         53.4
Equity in net income of unconsolidated subsidiary.............       --      --     21.7         21.7
                                                               --------  ------   ------     --------
Net income (loss)............................................. $   (5.1) $ 36.1   $ 44.1     $   75.1
                                                               ========  ======   ======     ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters or the likelihood of potential future legal and regulatory matters against us. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. We also are not able to provide an estimate or range of possible losses related to these matters.

   (b) Commitments

   As of December 31, 2012, we were committed to fund $21.3 million in limited partnership investments.

   On February 14, 2011, Genworth issued a $100.0 million letter of credit under its credit facilities for the benefit of Brookfield to support the reinsurance of statutory reserves assumed from us. This letter of credit replaced another letter of credit for the same amount which matured in February 2011 and was provided by a third-party bank.

   On April 28, 2010, GLAIC entered into a reinsurance treaty with River Lake VIII, a subsidiary of GLAIC, effective April 1, 2010 (the "Reinsurance Treaty II"). In conjunction with the Reinsurance Treaty II, on April 28, 2010, River Lake VIII delivered to GLAIC a $525.0 million conditional letter of credit issued by a third-party bank.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $264.8 million as of December 31, 2012.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2012 and 2011, the carrying value of our investment in GLICNY was $560.4 million and $478.2 million, respectively, and was included in other invested assets.

   On January 1, 2012, GLICNY adopted new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. GLICNY adopted this new guidance retrospectively, which reduced its retained earnings and stockholders' equity by $80.2 million as of January 1, 2010, and increased the net loss by $5.1 million for the year ended December 31, 2011 and increased net income by $6.0 million for the year ended December 31, 2010. As a result, our investment in GLICNY was impacted to the extent of our ownership interest of 34.5%.

   On January 1, 2012, GLICNY also changed its treatment of the liability for future policy benefits for their level premium term life insurance products when the liability for a policy falls below zero. GLICNY implemented this change in accounting retrospectively, which reduced its retained earnings and stockholders' equity by $11.4 million as of January 1, 2010 and increased the net loss by $1.5 million for the year ended December 31, 2011 and reduced net income by $1.1 million for the year ended December 31, 2010. As a result, our investment in GLICNY was impacted to the extent of our ownership interest of 34.5%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The tables below provide summarized financial information for GLICNY:

                                                  YEARS ENDED DECEMBER 31,
                                                  ------------------------
         (AMOUNTS IN MILLIONS)                     2012    2011     2010
         ---------------------                    ------  ------   ------
         Net investment income................... $338.5  $329.4   $316.6
         Total revenues.......................... $666.3  $491.2   $524.3
         Net income (loss)....................... $131.9  $(21.6)  $ 62.8

                                                   AS OF DECEMBER 31,
                                                   -------------------
          (AMOUNTS IN MILLIONS)                      2012      2011
          ---------------------                    --------- ---------
          Total assets............................ $11,285.5 $10,895.5
          Total liabilities....................... $ 9,661.1 $ 9,509.3
          Total stockholders' equity.............. $ 1,624.4 $ 1,386.2